UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)

Frederick C. Castellani 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/07

Date of reporting period:	7/31/07

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 100.4%
Commercial Paper — 80.4%
American Honda Finance Corp.
5.230%	08/03/2007	$10,825,000	$10,821,855
American Honda Finance Corp.
5.230%	08/31/2007	8,870,000	8,831,341
Amsterdam Funding Corp. (a)
5.240%	08/13/2007	20,250,001	20,214,631
Atlantic Industries (a)
5.170%	08/31/2007	12,200,000	12,147,439
Bank of America Corp.
5.200%	09/21/2007	13,650,000	13,549,445
Beethoven Funding Corp. (a)
5.260%	08/14/2007	10,200,000	10,180,625
Beethoven Funding Corp. (a)
5.260%	09/17/2007	12,000,000	11,917,593
Bryant Park Funding LLC (a)
5.240%	08/28/2007	387,000	385,479
Bryant Park Funding LLC
5.270%	08/16/2007	16,500,000	16,463,769
Caterpillar Financial Services Corp.
5.210%	09/13/2007	19,400,000	19,279,273
CBA (Delaware) Finance, Inc.
5.240%	09/04/2007	3,241,000	3,224,961
CBA (Delaware) Finance, Inc.
5.250%	09/28/2007	5,375,000	5,329,536
CIT Group, Inc. (a)
5.250%	08/02/2007	20,100,000	20,097,069
Coca-Cola Co. (The)
5.190%	09/28/2007	8,225,000	8,156,225
Colgate-Palmolive Co. (a)
5.220%	08/01/2007	6,248,000	6,248,000
Colgate-Palmolive Co. (a)
5.220%	08/07/2007	10,000,000	9,991,300
DaimlerChrysler Revolving Auto Conduit LLC
5.240%	08/14/2007	4,650,000	4,641,201
DaimlerChrysler Revolving Auto Conduit LLC
5.270%	08/06/2007	7,250,000	7,244,693
DaimlerChrysler Revolving Auto Conduit LLC
5.270%	09/18/2007	10,000,000	9,929,733
Danske Corp.
5.205%	08/20/2007	20,481,000	20,424,737
Falcon Asset Securitization Corp. (a)
5.265%	08/21/2007	11,332,000	11,298,854
FCAR Owner Trust I
5.270%	09/20/2007	22,500,000	22,335,313
General Electric Capital Corp.
5.210%	08/24/2007	9,600,000	9,568,045
General Electric Co.
5.210%	09/27/2007	9,900,000	9,818,333
Goldman Sachs Group, Inc.
5.230%	10/01/2007	14,500,000	14,371,502

1

HBOS Treasury Services
5.185%	09/04/2007	$4,961,000	$4,936,706
HBOS Treasury Services
5.220%	08/09/2007	15,500,000	15,482,020
Hewlett-Packard Co. (a)
5.230%	09/19/2007	11,165,000	11,085,521
Hewlett-Packard Co. (a)
5.230%	09/24/2007	10,500,000	10,417,628
Honeywell International, Inc. (a)
5.220%	09/14/2007	4,800,000	4,769,376
ING US Funding LLC
5.175%	08/21/2007	10,377,000	10,347,166
ING US Funding LLC
5.240%	08/14/2007	9,850,000	9,831,362
International Business Machines Corp. (a)
5.155%	08/15/2007	14,175,000	14,146,583
John Deere Capital Corp. (a)
5.210%	08/29/2007	345,000	343,602
John Deere Capital Corp. (a)
5.210%	10/10/2007	11,200,000	11,086,538
John Deere Capital Corp. (a)
5.240%	08/21/2007	7,000,000	6,979,622
Johnson & Johnson (a)
5.190%	10/05/2007	12,280,000	12,164,926
Kitty Hawk Funding Corp. (a)
5.250%	09/10/2007	6,100,000	6,064,417
L’Oreal USA, Inc. (a)
5.260%	08/03/2007	7,790,000	7,787,724
L’Oreal USA, Inc. (a)
5.270%	08/01/2007	9,200,000	9,200,000
McCormick & Co., Inc.
5.180%	08/17/2007	4,830,000	4,818,880
McCormick & Co., Inc. (a)
5.200%	08/30/2007	15,500,000	15,435,072
McGraw-Hill Cos. (The), Inc.
5.210%	10/22/2007	9,063,000	8,955,447
McGraw-Hill Cos. (The), Inc. (a)
5.220%	10/02/2007	10,500,000	10,405,605
Nestle Capital Corp. (a)
5.210%	08/22/2007	22,500,000	22,431,619
NSTAR (a)
5.240%	08/06/2007	10,428,000	10,420,411
NSTAR Electric Co.
5.230%	08/07/2007	4,044,000	4,040,475
Paccar Financial Corp.
5.200%	08/16/2007	8,408,000	8,389,783
Paccar Financial Corp.
5.200%	10/30/2007	6,200,000	6,119,400
Pitney Bowes, Inc. (a)
5.210%	08/08/2007	11,500,000	11,488,350
Pitney Bowes, Inc. (a)
5.240%	08/09/2007	1,782,000	1,779,925
Procter & Gamble Co. (a)
5.210%	10/26/2007	19,074,000	18,836,603

2

Reckitt Benckiser PLC (a)
5.240%	08/29/2007	$3,825,000	$3,809,411
Reckitt Benckiser PLC (a)
5.250%	09/26/2007	16,600,000	16,464,433
Societe Generale North America, Inc.
5.245%	09/18/2007	4,825,000	4,791,257
Societe Generale North America, Inc.
5.260%	08/06/2007	2,076,000	2,074,484
Societe Generale North America, Inc.
5.260%	09/04/2007	6,550,000	6,517,461
Societe Generale North America, Inc.
5.280%	08/06/2007	6,325,000	6,320,362
South Carolina Electric & Gas
5.340%	09/05/2007	9,650,000	9,599,900
South Carolina Electric & Gas
5.370%	08/03/2007	7,136,000	7,133,871
South Carolina Electric & Gas
5.380%	08/07/2007	5,100,000	5,095,427
Sysco Corp. (a)
5.230%	09/07/2007	19,790,000	19,683,623
Toyota Motor Credit Corp.
5.210%	08/27/2007	20,000,000	19,924,744
Unilever Capital Corp. (a)
5.200%	08/10/2007	19,750,000	19,724,325
Wal-Mart Stores, Inc. (a)
5.150%	09/25/2007	5,000,000	4,960,660
Wal-Mart Stores, Inc. (a)
5.200%	08/28/2007	14,845,000	14,787,105
Wells Fargo & Co.
5.210%	08/08/2007	10,875,000	10,863,983
Wells Fargo & Co.
5.220%	08/29/2007	12,000,000	11,951,280
			707,938,039

Discount Notes — 5.1%
Federal Farm Credit Bank
4.990%	02/01/2008	13,612,000	13,264,833
Federal Farm Credit Bank
5.140%	09/11/2007	8,850,000	8,798,193
Federal Home Loan Bank
5.143%	09/12/2007	22,982,000	22,844,104
			44,907,130

U.S. Treasury Bills — 14.9%
U.S. Treasury Bill
4.660%	10/18/2007	20,675,000	20,466,251
U.S. Treasury Bill
4.700%	10/04/2007	6,460,000	6,406,023
U.S. Treasury Bill
4.746%	10/04/2007	11,985,000	11,883,889
U.S. Treasury Bill
4.770%	09/27/2007	30,525,000	30,294,460
U.S. Treasury Bill
4.790%	09/06/2007	13,390,000	13,325,862

3

U.S. Treasury Bill
4.790%	11/01/2007	$13,200,000	$13,038,417
U.S. Treasury Bill
4.805%	09/27/2007	10,680,000	10,598,747
U.S. Treasury Bill
4.950%	08/30/2007	24,940,000	24,840,552
			130,854,201

TOTAL SHORT-TERM INVESTMENTS (Cost $883,699,370)			883,699,370

TOTAL INVESTMENTS — 100.4% (b)			$883,699,370

Other Assets/(Liabilities) — (0.4%)			(3,834,149)

NET ASSETS — 100.0%			$879,865,221

Notes to Portfolio of Investments

(a)             Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $366,754,069 or 41.7% of net assets.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

4

MassMutual Premier Short-Duration Bond Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 51.1%
ASSET BACKED SECURITIES — 1.0%
Electric — 0.2%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	$751,533	$795,685

Home Equity ABS — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
6.700%	10/25/2028	10,584	10,563

Other ABS — 0.8%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A4
6.910%	09/15/2009	495,619	496,338
Oak Hill Credit Partners, Series 1A, Class A2, FRN
5.410%	09/12/2013	2,400,000	2,400,094
Travelers Funding Ltd., Series 1A, Class A1 (a)
6.300%	02/18/2014	969,748	971,493
			3,867,925

TOTAL ASSET BACKED SECURITIES (Cost $4,793,032)			4,674,173

CORPORATE DEBT — 24.0%
Apparel — 0.1%
Kellwood Co.
7.625%	10/15/2017	125,000	121,886
Kellwood Co.
7.875%	07/15/2009	300,000	308,335
			430,221

Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding
4.050%	06/04/2008	1,700,000	1,675,426

Banks — 0.3%
Bank of America Corp.
3.250%	08/15/2008	500,000	489,098
Wells Fargo & Co.
4.125%	03/10/2008	760,000	753,115
			1,242,213

Beverages — 0.5%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	435,000	411,657
Constellation Brands, Inc.
8.000%	02/15/2008	300,000	300,750
Foster’s Finance Corp. (a)
6.875%	06/15/2011	1,000,000	1,042,019
Miller Brewing Co. (a)
4.250%	08/15/2008	475,000	468,305
			2,222,731

1

Building Materials — 0.3%
American Standard, Inc.
7.375%	02/01/2008	$350,000	$352,343
American Standard, Inc.
7.625%	02/15/2010	900,000	943,545
			1,295,888

Chemicals — 0.5%
Cytec Industries, Inc.
5.500%	10/01/2010	600,000	593,677
Lubrizol Corp.
4.625%	10/01/2009	720,000	707,183
Lubrizol Corp.
5.875%	12/01/2008	450,000	451,518
Sensient Technologies
6.500%	04/01/2009	700,000	702,691
			2,455,069

Commercial Services — 0.8%
Deluxe Corp. (a)
7.375%	06/01/2011	180,000	175,500
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	650,000	638,851
Equifax, Inc.
4.950%	11/01/2007	500,000	499,117
Equifax, Inc.
6.300%	07/01/2017	800,000	807,351
ERAC USA Finance Co. (a)
7.950%	12/15/2009	1,155,000	1,213,553
Valassis Communications, Inc.
6.625%	01/15/2009	790,000	776,175
			4,110,547

Computers — 0.1%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	475,000	465,336

Cosmetics & Personal Care — 0.8%
Procter & Gamble Co.
3.500%	12/15/2008	4,000,000	3,905,280

Diversified Financial — 3.3%
American Honda Finance Corp. (a)
3.850%	11/06/2008	900,000	884,028
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	1,500,000	1,492,036
CIT Group, Inc.
3.650%	11/23/2007	1,600,000	1,589,715
Citigroup, Inc.
5.500%	02/15/2017	840,000	810,133
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,310,000	1,282,685

2

Emerald Investment Grade CBO Ltd. FRN (a)
5.885%	05/24/2011	$653,807	$654,134
Ford Motor Credit Co.
5.800%	01/12/2009	1,675,000	1,608,514
Franklin Resources, Inc.
3.700%	04/15/2008	1,025,000	1,013,468
Glencore Funding LLC (a)
6.000%	04/15/2014	665,000	657,251
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	250,000	239,457
Goldman Sachs Group, Inc.
5.625%	01/15/2017	775,000	734,361
Household Finance Corp.
4.125%	12/15/2008	1,250,000	1,229,100
Household Finance Corp.
6.375%	10/15/2011	175,000	176,536
Jefferies Group, Inc.
7.500%	08/15/2007	250,000	250,082
Lazard Group LLC (a)
6.850%	06/15/2017	650,000	651,329
Lazard Group LLC
7.125%	05/15/2015	805,000	821,699
Residential Capital Corp.
6.125%	11/21/2008	1,140,000	1,093,601
SLM Corp.
5.000%	10/01/2013	1,100,000	943,042
			16,131,171

Electric — 3.5%
Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	475,000	497,562
Appalachian Power Co., Series G
3.600%	05/15/2008	640,000	630,939
Carolina Power & Light Co.
5.125%	09/15/2013	780,000	760,040
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	1,210,000	1,213,098
Consumers Energy Co.
4.400%	08/15/2009	425,000	416,408
Entergy Gulf States, Inc.
5.250%	08/01/2007	1,925,000	1,803,654
Ipalco Enterprises, Inc.
8.375%	11/14/2008	1,395,000	1,405,462
Kansas Gas & Electric Co.
5.647%	09/29/2015	525,000	507,433
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	391,379	380,836
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	1,270,000	1,251,537
MidAmerican Funding LLC
6.750%	03/01/2011	1,000,000	1,043,265
Monongahela Power Co.
6.700%	06/15/2014	500,000	523,878

3

Nevada Power Co., Series L
5.875%	01/15/2015	$650,000	$632,095
Pacific Gas & Electric Co.
4.800%	03/01/2014	950,000	897,424
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	585,000	591,481
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	184,000	186,059
Tampa Electric Co.
5.375%	08/15/2007	980,000	979,926
Tenaska Oklahoma (a)
6.528%	12/30/2014	409,140	403,526
TransAlta Corp.
5.750%	12/15/2013	1,250,000	1,226,837
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	613,529	613,451
Wisconsin Electric Power
3.500%	12/01/2007	960,000	953,985
			16,918,896

Electrical Components & Equipment — 0.4%
Ametek, Inc.
7.200%	07/15/2008	1,715,000	1,732,155

Electronics — 0.2%
Thomas & Betts Corp.
6.625%	05/07/2008	725,000	727,949
Thomas & Betts Corp., Series B
6.390%	02/10/2009	325,000	329,433
			1,057,382

Environmental Controls — 0.1%
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	590,000	554,600

Financial Services — 0.1%
CIT Group, Inc.
5.125%	09/30/2014	290,000	269,657

Foods — 1.1%
Delhaize America, Inc., (a)
6.500%	06/15/2017	1,180,000	1,144,529
Fred Meyer, Inc.
7.450%	03/01/2008	1,475,000	1,490,709
Sara Lee Corp.
3.875%	06/15/2013	60,000	54,079
Smithfield Foods, Inc.
7.000%	08/01/2011	2,635,000	2,555,950
			5,245,267

Forest Products & Paper — 0.7%
International Paper Co.
3.800%	04/01/2008	2,880,000	2,843,001

4

Rock-Tenn Co.
5.625%	03/15/2013	$180,000	$166,950
Rock-Tenn Co.
8.200%	08/15/2011	550,000	566,500
			3,576,451

Gas — 0.4%
Australian Gas Light Co. Ltd. (a)
6.400%	04/15/2008	930,000	933,621
OAO Gazprom (a)
9.625%	03/01/2013	455,000	517,562
Southwest Gas Corp.
8.375%	02/15/2011	375,000	404,392
			1,855,575

Holding Company - Diversified — 0.2%
Leucadia National Corp.
7.000%	08/15/2013	1,035,000	972,900

Home Builders — 0.1%
D.R. Horton, Inc.
4.875%	01/15/2010	170,000	160,965
Lennar Corp., Series B
6.500%	04/15/2016	300,000	277,897
			438,862

Home Furnishing — 0.2%
Maytag Corp.
8.630%	11/15/2007	775,000	778,632

Household Products — 0.2%
Kimberly-Clark Corp.
6.125%	08/01/2017	800,000	805,635

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	495,000	479,650

Insurance — 0.2%
Prudential Financial, Inc.
5.800%	06/15/2012	1,000,000	1,012,485

Investment Companies — 0.1%
Xstrata Finance Canada (a)
5.800%	11/15/2016	335,000	328,524

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	445,000	432,136

Lodging — 0.5%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	485,000	441,350
Hilton Hotels Corp.
7.200%	12/15/2009	85,000	86,169

5

Hilton Hotels Corp.
7.625%	05/15/2008	$525,000	$528,938
MGM Mirage
6.000%	10/01/2009	400,000	392,000
MGM Mirage
6.750%	09/01/2012	340,000	317,900
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	565,000	588,448
			2,354,805

Machinery - Diversified — 0.4%
Briggs & Stratton Corp.
7.250%	09/15/2007	250,000	249,375
Briggs & Stratton Corp.
8.875%	03/15/2011	855,000	897,750
Idex Corp.
6.875%	02/15/2008	775,000	780,142
			1,927,267

Manufacturing — 0.4%
Bombardier Capital, Inc. (a)
6.750%	05/01/2012	330,000	313,500
Cooper US, Inc.
6.100%	07/01/2017	775,000	786,417
Pentair, Inc.
7.850%	10/15/2009	950,000	995,835
			2,095,752

Media — 2.3%
Belo Corp.
8.000%	11/01/2008	600,000	614,947
Clear Channel Communications, Inc.
4.250%	05/15/2009	1,085,000	1,025,961
Comcast Corp.
5.500%	03/15/2011	625,000	622,493
Cox Communications, Inc.
4.625%	01/15/2010	2,865,000	2,798,546
Cox Enterprises, Inc. (a)
4.375%	05/01/2008	1,390,000	1,377,654
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,300,000	1,289,230
Knight-Ridder, Inc.
7.125%	06/01/2011	250,000	254,504
Rogers Cable, Inc.
5.500%	03/15/2014	260,000	250,579
Scholastic Corp.
5.000%	04/15/2013	575,000	501,876
Shaw Communications, Inc.
8.250%	04/11/2010	1,540,000	1,597,750
Viacom, Inc.
6.625%	05/15/2011	650,000	667,735
			11,001,275

6

Metal Fabricate & Hardware — 0.2%
Timken Co.
5.750%	02/15/2010	$920,000	$922,220

Mining — 0.1%
Vale Overseas Ltd.
6.250%	01/23/2017	535,000	529,575

Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500%	05/15/2012	280,000	275,341

Oil & Gas — 0.6%
Enterprise Products Operating LP
7.500%	02/01/2011	210,000	221,887
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	345,000	343,828
The Premcor Refining Group, Inc.
6.750%	05/01/2014	320,000	326,475
Tesoro Corp. (a)
6.500%	06/01/2012	400,000	378,000
Valero Energy Corp.
3.500%	04/01/2009	500,000	484,639
XTO Energy, Inc.
4.900%	02/01/2014	1,000,000	950,539
			2,705,368

Oil & Gas Services — 0.0%
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	220,000	200,200

Packaging & Containers — 0.1%
Packaging Corp. of America
5.750%	08/01/2013	435,000	426,377
Pactiv Corp.
5.875%	07/15/2012	280,000	282,895
			709,272

Pipelines — 1.4%
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	1,190,000	1,218,646
Enbridge Energy Partners LP
4.000%	01/15/2009	900,000	882,068
Enbridge, Inc.
5.800%	06/15/2014	1,360,000	1,346,716
Gulf South Pipeline Co. LP (a)
5.050%	02/01/2015	275,000	261,236
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	1,000,000	999,823
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	175,000	170,925
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	550,000	561,194
Plains All American Pipeline Co.
5.625%	12/15/2013	685,000	673,063

7

Southern Natural Gas Co. (a)
5.900%	04/01/2017	$420,000	$405,759
			6,519,430

Real Estate Investment Trusts (REITS) — 1.2%
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	1,350,000	1,349,764
Brandywine Operating Partnership LP
5.625%	12/15/2010	550,000	550,415
iStar Financial, Inc. REIT
7.000%	03/15/2008	660,000	665,168
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	200,000	198,076
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	385,000	375,296
Prologis REIT
5.250%	11/15/2010	1,000,000	993,425
Senior Housing Properties Trust REIT
8.625%	01/15/2012	175,000	182,875
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	570,000	566,934
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	1,075,000	1,150,296
			6,032,249

Retail — 0.0%
J.C. Penney Co., Inc.
7.950%	04/01/2017	200,000	220,237

Software — 0.1%
Certegy, Inc.
4.750%	09/15/2008	300,000	294,855

Telecommunications — 1.2%
British Telecom PLC FRN
8.625%	12/15/2010	1,125,000	1,233,180
Embarq Corp.
7.082%	06/01/2016	65,000	64,940
Qwest Corp.
7.875%	09/01/2011	1,900,000	1,928,500
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	450,000	453,593
SBC Communications, Inc.
6.125%	02/15/2008	650,000	651,877
Sprint Nextel Corp.
6.000%	12/01/2016	1,150,000	1,085,267
Verizon New England, Inc.
6.500%	09/15/2011	500,000	514,417
			5,931,774

Transportation — 0.7%
CNF, Inc.
8.875%	05/01/2010	930,000	1,000,849

8

CSX Corp.
6.250%	10/15/2008	$1,900,000	$1,911,436
Norfolk Southern Corp.
6.000%	04/30/2008	625,000	626,188
			3,538,473

TOTAL CORPORATE DEBT (Cost $118,089,898)			115,650,782

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.6%
Financial Services
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	1,695,777	1,574,397
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (a)
6.360%	09/20/2010	775,000	742,910
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	3,908	3,907
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.535%	08/25/2034	565,326	555,226
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
3.999%	07/25/2034	1,903,886	1,858,930
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	1,530,000	1,503,686
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	1,000,000	986,027
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.243%	07/25/2037	4,340,876	4,297,467
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	2,100,000	2,073,168
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
5.805%	09/25/2033	213,446	216,809
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.037%	02/25/2034	158,284	159,465
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	38,960	38,815
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	58,701	58,601
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (a)
6.246%	01/11/2013	1,025,000	1,025,000

9

GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.600%	08/25/2034	$241,294	$244,022
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
6.606%	08/25/2034	468,021	476,746
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.210%	07/25/2033	52,459	52,537
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
6.033%	02/25/2034	69,312	69,840
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2 VRN
4.562%	02/25/2034	1,187,022	1,171,270
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	2,775,000	2,763,788
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.375%	02/25/2034	7,403	7,488
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (a)
5.960%	06/20/2014	1,600,000	1,600,500
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7, FRN (a)
7.360%	09/20/2010	575,000	526,844
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2, FRN (a)
7.960%	09/20/2010	460,000	411,988
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.363%	03/25/2034	202,648	204,213
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
7.258%	06/25/2032	126,485	125,997
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	1,572,979	1,506,865
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	3,350,000	3,098,227
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	677,314	685,127
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	319,069	318,866
Washington Mutual, Inc., Series 2004-AR14, Class A1 FRN
4.259%	01/25/2035	2,243,954	2,193,463
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.422%	04/25/2044	500,956	501,970
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.217%	09/25/2034	1,609,421	1,583,718

10

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.575%	12/25/2034	$2,040,805	$2,004,394
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.110%	06/25/2035	2,197,633	2,179,562
			36,821,833

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $37,584,002)			36,821,833

SOVEREIGN DEBT OBLIGATIONS — 0.1%
Regional (State & Province)
Province of Ontario
4.750%	01/19/2016	450,000	433,467

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $447,522)			433,467

U.S. GOVERNMENT AGENCY OBLIGATIONS — 17.3%
— 12.6%
Pass-Through Securities
FHLMC
5.500%	07/01/2020	446,156	441,799
FHLMC
7.500%	06/01/2015	35,295	36,821
FNMA
4.500%	12/01/2020	3,787,792	3,611,867
FNMA
5.500%	09/01/2019 - 03/01/2037	10,544,565	10,406,175
FNMA TBA (b)
5.500%	08/01/2037	9,939,000	9,598,123
FNMA TBA (b)
6.500%	08/01/2037	25,200,000	25,457,907
GNMA
6.500%	05/15/2036 - 09/15/2036	3,494,565	3,558,178
GNMA TBA (b)
5.500%	08/01/2037	2,325,000	2,264,514
GNMA TBA (b)
6.500%	08/01/2037	5,250,000	5,342,285
			60,717,669

U.S. Government Agencies — 4.7%
Pass-Through Securities
FNMA
5.500%	02/01/2018 - 08/01/2035	8,076,056	7,844,521
FNMA
6.500%	01/01/2037	3,729,713	3,769,487
FNMA
9.000%	10/01/2009	19,683	19,914
GNMA
6.500%	08/15/2036 - 12/15/2036	10,564,999	10,757,314

11

GNMA
7.500%	08/15/2029	$54,646	$57,378
GNMA
8.000%	09/15/2007 - 10/15/2007	1,025	1,025
			22,449,639

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $83,729,947)			83,167,308

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Inflation Index
2.500%	07/15/2016	5,147,500	5,172,369

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,020,743)			5,172,369

TOTAL BONDS & NOTES (Cost $249,665,144)			245,919,932

OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014		8,000,000	100,032

TOTAL OPTIONS (Cost $107,200)			100,032

TOTAL LONG TERM INVESTMENTS (Cost $249,772,344)			246,019,964

SHORT-TERM INVESTMENTS — 57.0%
Commercial Paper
Amsterdam Funding Corp.
5.260%	08/23/2007	4,250,000	4,236,339
Autoliv ASP, Inc.
5.310%	09/06/2007	1,825,000	1,815,309
Autoliv ASP, Inc.
5.310%	09/26/2007	5,000,000	4,958,700
Avery Dennison Corp.
5.330%	09/11/2007	2,220,000	2,206,524
Avery Dennison Corp.
5.340%	09/19/2007	2,855,000	2,834,249
Bank of America Corp.
5.250%	09/21/2007	5,200,000	5,161,325
Burlington Northern Santa Fe Corp.
5.310%	09/04/2007	5,000,000	4,974,925
Centex Corp.
5.340%	09/27/2007	6,779,000	6,721,684
CIT Group, Inc.
5.200%	08/20/2007	5,000,000	4,986,278

12

CIT Group, Inc.
5.240%	11/05/2007	$3,570,000	$3,520,115
Coca-Cola Co. (The)
5.170%	11/30/2007	2,900,000	2,849,607
Devon Energy Corp.
5.300%	09/14/2007	5,290,000	5,255,733
Devon Energy Corp.
5.310%	08/01/2007	5,900,000	5,900,000
Devon Energy Corp.
5.310%	09/19/2007	830,000	824,001
Duke Energy Corp.
5.280%	08/10/2007	1,500,000	1,498,020
Duke Energy Corp.
5.300%	08/14/2007	4,000,000	3,992,344
Duke Energy Corp.
5.300%	09/20/2007	4,945,000	4,908,599
Duke Energy Corp.
5.320%	09/07/2007	1,355,000	1,347,591
FCAR Owner Trust I
5.260%	10/22/2007	6,065,000	5,992,335
FCAR Owner Trust I
5.270%	08/21/2007	5,240,000	5,224,659
Fortune Brands, Inc.
5.300%	08/03/2007	7,000,000	6,997,939
Fortune Brands, Inc.
5.310%	08/06/2007	2,900,000	2,897,861
Fortune Brands, Inc.
5.320%	09/10/2007	3,500,000	3,479,311
General Electric Capital Corp.
5.060%	09/25/2007	4,990,000	4,951,424
General Mills, Inc.
5.270%	10/18/2007	2,700,000	2,669,170
General Mills, Inc.
5.280%	08/15/2007	5,000,000	4,989,733
General Mills, Inc.
5.300%	09/11/2007	4,440,000	4,413,200
Hanson Finance PLC
5.310%	08/28/2007	4,045,000	4,028,891
Hanson Finance PLC
5.320%	08/22/2007	4,980,000	4,964,545
HBOS Treasury Services
5.245%	10/25/2007	6,500,000	6,419,504
ING US Funding LLC
5.205%	10/17/2007	3,330,000	3,292,927
John Deere Capital Corp.
5.210%	10/19/2007	5,115,000	5,056,520
Kellogg Co.
5.300%	08/07/2007	2,020,000	2,018,216
Kraft Foods, Inc.
5.280%	08/06/2007	9,950,000	9,942,703
Lennar Corp.
5.330%	08/16/2007	4,535,000	4,524,928
Lincoln National Corp.
5.290%	08/24/2007	3,540,000	3,528,036

13

McCormick & Co., Inc.
5.150%	08/17/2007	$4,980,000	$4,968,602
Monsanto Co.
5.290%	08/29/2007	4,500,000	4,481,485
Monsanto Co.
5.300%	08/27/2007	2,295,000	2,286,216
Monsanto Co.
5.325%	08/29/2007	5,143,000	5,121,700
Monsanto Co.
5.330%	08/27/2007	1,591,000	1,584,876
Motorola, Inc.
5.320%	08/08/2007	7,000,000	6,992,759
Motorola, Inc.
5.350%	08/24/2007	180,000	179,385
New Center Asset Trust
5.260%	08/02/2007	4,990,000	4,989,271
Pearson Holdings, Inc.
5.350%	08/27/2007	3,873,000	3,858,035
Public Service Co. of Colorado
5.320%	09/10/2007	7,000,000	6,958,622
Ryder System, Inc.
5.340%	08/01/2007	3,320,000	3,320,000
Schering-Plough Corp.
5.320%	09/18/2007	1,800,000	1,787,232
Societe Generale North America, Inc.
5.220%	09/04/2007	4,950,000	4,925,596
South Carolina Electric & Gas
5.340%	08/16/2007	4,000,000	3,991,100
South Carolina Electric & Gas
5.340%	08/30/2007	1,585,000	1,578,182
South Carolina Electric & Gas
5.350%	09/07/2007	3,000,000	2,983,504
Starbucks Corp.
5.310%	10/04/2007	455,000	450,705
Starbucks Corp.
5.320%	09/06/2007	2,615,000	2,601,088
Starbucks Corp.
5.350%	08/13/2007	5,000,000	4,991,083
Starbucks Corp.
5.400%	10/11/2007	3,930,000	3,888,146
Textron Financial Corp.
5.240%	08/30/2007	4,300,000	4,281,849
Textron Financial Corp.
5.250%	11/14/2007	5,500,000	5,415,781
Time Warner Cable, Inc.
5.320%	10/16/2007	6,000,000	5,932,613
Time Warner, Inc.
5.360%	09/24/2007	6,000,000	5,951,760
Volvo Treasury NA LLC
5.300%	08/07/2007	2,700,000	2,697,615
Volvo Treasury NA LLC
5.260%	08/10/2007	4,310,000	4,304,332
Volvo Treasury NA LLC
5.300%	09/28/2007	4,800,000	4,759,013

14

Walt Disney Co.
5.240%	08/31/2007	$3,395,000	$3,380,175
Walt Disney Co.
5.240%	10/31/2007	5,147,000	5,078,825
Walt Disney Co.
5.270%	08/09/2007	3,585,000	3,580,801
WellPoint, Inc.
5.300%	08/13/2007	3,800,000	3,793,286
			274,496,882

TOTAL SHORT-TERM INVESTMENTS (Cost $274,496,882)			274,496,882

TOTAL INVESTMENTS — 108.1% (Cost $524,269,226) (c)			$520,516,846

Other Assets/ (Liabilities) — (8.1%)			(39,155,157)

NET ASSETS — 100.0%			$481,361,689

Notes to Portfolio of Investments

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)             Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities amounted to a value of $18,580,614 or 3.9% of net assets.

(b)            A portion of this security is purchased on a forward commitment basis. (Note 2).

(c)             See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Inflation-Protected Bond Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 99.6%
U.S. TREASURY OBLIGATIONS — 99.6%
U.S. Treasury Bonds — 30.5%
U.S. Treasury Inflation Index
2.000%	01/15/2026	$14,853,834	$13,864,754
U.S. Treasury Inflation Index
2.375%	01/15/2025	28,561,667	28,250,168
U.S. Treasury Inflation Index
2.375%	01/15/2027	7,371,364	7,300,599
U.S. Treasury Inflation Index
3.375%	04/15/2032	4,843,367	5,775,503
U.S. Treasury Inflation Index
3.625%	04/15/2028	18,921,824	22,592,775
U.S. Treasury Inflation Index
3.875%	04/15/2029	23,517,097	29,255,710
			107,039,509

U.S. Treasury Notes — 69.1%
U.S. Treasury Inflation Index
0.875%	04/15/2010	25,872,620	24,651,512
U.S. Treasury Inflation Index
1.625%	01/15/2015	17,666,429	16,639,568
U.S. Treasury Inflation Index
1.875%	07/15/2013	17,925,220	17,363,657
U.S. Treasury Inflation Index
1.875%	07/15/2015	15,477,382	14,832,410
U.S. Treasury Inflation Index
2.000%	01/15/2014	19,865,406	19,293,840
U.S. Treasury Inflation Index
2.000%	07/15/2014	17,680,769	17,171,673
U.S. Treasury Inflation Index
2.000%	01/15/2016	21,997,920	21,210,808
U.S. Treasury Inflation Index
2.375%	04/15/2011	18,026,959	17,921,331
U.S. Treasury Inflation Index
2.375%	01/15/2017	9,412,665	9,344,365
U.S. Treasury Inflation Index
2.500%	07/15/2016	15,988,135	16,065,377
U.S. Treasury Inflation Index
3.000%	07/15/2012	24,219,332	24,861,900
U.S. Treasury Inflation Index
3.375%	01/15/2012	5,877,868	6,102,880
U.S. Treasury Inflation Index
3.500%	01/15/2011	10,942,261	11,300,210
U.S. Treasury Inflation Index
3.875%	01/15/2009	13,881,644	14,059,676
U.S. Treasury Inflation Index
4.250%	01/15/2010	11,121,750	11,543,055
			242,362,262

TOTAL BONDS & NOTES (Cost $363,995,899)			349,401,771

1

SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreements
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (a)
	$727,094	$727,094

TOTAL SHORT-TERM INVESTMENTS (Cost $727,094)		727,094

TOTAL INVESTMENTS — 99.8% (Cost $364,722,993) (b)		$350,128,865

Other Assets/(Liabilities) — 0.2%		792,879

NET ASSETS — 100.0%		$350,921,744

Notes to Portfolio of Investments

(a)             Maturity value of $727,166. Collateralized by a U.S. Government Agency obligation with a rate of 4.275%, maturity date of 5/01/2034, and an aggregate market value, including accrued interest, of $743,375.

(b)            See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

2

MassMutual Premier Core Bond Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Airlines — 0.0%
UAL Corp. (a) (b)	1,876	$82,807

Electric — 0.0%
Dynegy, Inc. Cl. A (a)	239	2,129

TOTAL COMMON STOCK (Cost $0)		84,936

TOTAL EQUITIES (Cost $0)		84,936

		Principal
		Amount
BONDS & NOTES — 96.8%
ASSET BACKED SECURITIES — 1.2%
Electric — 0.2%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	$2,245,235	$2,377,143

Home Equity ABS — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
6.700%	10/25/2028	40,770	40,687

Other ABS — 1.0%
Community Program Loan Trust Series 1987-A, Class A4
4.500%	10/01/2018	534,335	526,067
Oak Hill Credit Partners, Series 1A, Class A2, FRN
5.410%	09/12/2013	10,600,000	10,600,414
Travelers Funding Ltd., Series 1A, Class A1 (c)
6.300%	02/18/2014	4,276,813	4,284,511
			15,410,992

TOTAL ASSET BACKED SECURITIES (Cost $17,945,510)			17,828,822

CORPORATE DEBT — 31.5%
Advertising — 0.0%
Interpublic Group Co. Inc.
5.400%	11/15/2009	822,000	790,147

Aerospace & Defense — 0.2%
Goodrich (B.F.) Co.
7.500%	04/15/2008	3,179,000	3,217,002

Airlines — 0.0%
United Air Lines, Inc., Series 91B (d) (e)
10.110%	02/19/2049	443,789	0
US Airways, Inc., Class B (d)
0.000%	04/15/2008	1,001,003	10
			10

1

Apparel — 0.1%
Kellwood Co.
7.625%	10/15/2017	$507,000	$494,370
Kellwood Co.
7.875%	07/15/2009	973,000	1,000,032
			1,494,402

Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding
4.050%	06/04/2008	4,339,000	4,276,280

Banks — 0.8%
Bank of America Corp.
3.250%	08/15/2008	4,106,000	4,016,473
Bank of America Corp.
7.400%	01/15/2011	121,248	128,929
Bank One Corp.
6.000%	08/01/2008	2,218,000	2,228,908
Wachovia Corp.
5.300%	10/15/2011	3,778,000	3,735,479
Wells Fargo & Co.
4.125%	03/10/2008	2,467,000	2,444,651
			12,554,440

Beverages — 0.4%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	1,269,000	1,200,903
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	1,828,000	1,812,961
Constellation Brands, Inc.
8.000%	02/15/2008	1,005,000	1,007,512
Foster’s Finance Corp. (c)
6.875%	06/15/2011	872,000	908,641
Miller Brewing Co. (c)
4.250%	08/15/2008	1,576,000	1,553,788
			6,483,805

Building Materials — 0.3%
American Standard, Inc.
7.375%	02/01/2008	1,142,000	1,149,646
American Standard, Inc.
7.625%	02/15/2010	3,006,000	3,151,439
			4,301,085

Chemicals — 0.6%
Cytec Industries, Inc.
5.500%	10/01/2010	1,918,000	1,897,788
Ecolab, Inc.
6.875%	02/01/2011	110,000	115,101
ICI Wilmington, Inc.
7.050%	09/15/2007	1,478,000	1,479,731
Lubrizol Corp.
4.625%	10/01/2009	2,531,000	2,485,943

2

Lubrizol Corp.
5.875%	12/01/2008	$1,611,000	$1,616,436
Sensient Technologies
6.500%	04/01/2009	2,133,000	2,141,199
			9,736,198

Commercial Paper — 0.3%
Dow Jones & Co., Inc.
3.875%	02/15/2008	4,225,000	4,189,996

Commercial Services — 0.6%
Deluxe Corp. (c)
7.375%	06/01/2011	500,000	487,500
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	2,174,000	2,136,712
Equifax, Inc.
4.950%	11/01/2007	1,590,000	1,587,194
Equifax, Inc.
7.000%	07/01/2037	1,370,000	1,389,131
ERAC USA Finance Co. (c)
6.700%	06/01/2034	1,620,000	1,552,512
ERAC USA Finance Co. (c)
7.950%	12/15/2009	37,000	38,876
Valassis Communications, Inc.
6.625%	01/15/2009	2,210,000	2,171,325
			9,363,250

Communications — 0.1%
Viacom, Inc.
7.875%	07/30/2030	1,460,000	1,459,212

Computers — 0.2%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	1,646,000	1,612,512
IBM Canada Credit Services Corp. (c)
3.750%	11/30/2007	1,109,000	1,102,143
			2,714,655

Diversified Financial — 4.1%
American Honda Finance Corp. (c)
3.850%	11/06/2008	3,035,000	2,981,138
Boeing Capital Corp.
5.800%	01/15/2013	580,000	595,822
Caterpillar Financial Services Corp., Series F
3.625%	11/15/2007	5,038,000	5,011,253
CIT Group, Inc.
3.650%	11/23/2007	3,654,000	3,630,512
CIT Group, Inc.
3.875%	11/03/2008	1,183,000	1,156,841
Citigroup, Inc.
5.500%	02/15/2017	2,495,000	2,406,288
Citigroup, Inc.
7.250%	10/01/2010	136,904	144,621
Countrywide Home Loans, Inc. (b)
3.250%	05/21/2008	4,641,000	4,544,231

3

Emerald Investment Grade CBO Ltd. FRN (c)
5.885%	05/24/2011	$637,462	$637,780
Franklin Resources, Inc.
3.700%	04/15/2008	3,543,000	3,503,138
General Electric Capital Corp.
5.375%	10/20/2016	2,407,000	2,343,082
General Motors Acceptance Corp.
6.875%	09/15/2011	216	201
Glencore Funding LLC (c)
6.000%	04/15/2014	2,330,000	2,302,849
Goldman Sachs Group, Inc.
5.625%	01/15/2017	6,615,000	6,268,129
Goldman Sachs Group, Inc.
6.125%	02/15/2033	1,439,000	1,350,837
Household Finance Corp.
4.125%	12/15/2008	3,529,000	3,469,995
Household Finance Corp.
6.375%	10/15/2011	669,000	674,872
HSBC Finance Corp.
5.900%	06/19/2012	3,770,000	3,806,629
Jefferies Group, Inc.
7.500%	08/15/2007	1,876,000	1,876,617
Lazard Group LLC (c)
6.850%	06/15/2017	1,575,000	1,578,221
Lazard Group LLC
7.125%	05/15/2015	2,407,000	2,456,931
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	1,240,000	1,201,100
Morgan Stanley
5.450%	01/09/2017	1,526,000	1,450,313
National Rural Utilities Cooperative Finance Corp.
3.250%	10/01/2007	1,164,000	1,159,680
Residential Capital Corp.
6.125%	11/21/2008	3,444,000	3,303,826
SLM Corp.
5.000%	10/01/2013	2,129,000	1,825,215
Trains 10-2002 VRN (c)
6.962%	01/15/2012	1,949,248	2,030,688
			61,710,809

Electric — 3.6%
Allegheny Energy Supply Co. LLC (c)
8.250%	04/15/2012	1,516,000	1,588,010
Appalachian Power Co., Series G
3.600%	05/15/2008	2,231,000	2,199,413
Carolina Power & Light Co.
6.125%	09/15/2033	37,000	36,992
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	5,218,000	5,231,358
Consolidated Edison Co. of New York, Inc.
6.150%	07/01/2008	69,000	69,412
Consumers Energy Co.
4.400%	08/15/2009	1,279,000	1,253,144
Entergy Gulf States, Inc.
5.250%	08/01/2007	5,801,000	5,435,322

4

Ipalco Enterprises, Inc.
8.375%	11/14/2008	$4,568,000	$4,602,260
Kansas Gas & Electric Co.
5.647%	09/29/2015	1,736,000	1,677,913
Kiowa Power Partners LLC (c)
4.811%	12/30/2013	1,214,990	1,182,258
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	5,317,000	5,239,701
Monongahela Power Co.
6.700%	06/15/2014	1,667,000	1,746,611
Nevada Power Co., Series L
5.875%	01/15/2015	2,193,000	2,132,592
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	4,385,000	4,433,577
Progress Energy Inc.
7.100%	03/01/2011	79,216	83,272
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	575,000	581,433
Tampa Electric Co.
5.375%	08/15/2007	3,179,000	3,178,762
Tenaska Oklahoma (c)
6.528%	12/30/2014	1,532,122	1,511,101
TransAlta Corp.
5.750%	12/15/2013	4,496,000	4,412,689
Tri-State Generation & Transmission Association, Series 2003, Class A (c)
6.040%	01/31/2018	1,756,446	1,756,224
Tri-State Generation & Transmission Association, Series 2003, Class B (c)
7.144%	07/31/2033	2,232,000	2,346,604
TXU Energy Co.
7.000%	03/15/2013	23,000	23,530
Wisconsin Electric Power
3.500%	12/01/2007	3,106,000	3,086,538
			53,808,716

Electrical Components & Equipment — 0.4%
Ametek, Inc.
7.200%	07/15/2008	5,774,000	5,831,757

Electronics — 0.2%
Thomas & Betts Corp.
6.625%	05/07/2008	2,151,000	2,159,748
Thomas & Betts Corp., Series B
6.390%	02/10/2009	1,051,000	1,065,337
			3,225,085

Energy - Alternate Sources — 0.0%
MidAmerican Energy Holdings Co.
5.125%	01/15/2013	69,000	68,106

Environmental Controls — 0.5%
Allied Waste North America
6.500%	11/15/2010	6,395,000	6,251,112

5

Allied Waste North America, Inc., Series B
5.750%	02/15/2011	$1,899,000	$1,785,060
Republic Services, Inc.
6.750%	08/15/2011	78,000	81,396
			8,117,568

Financial Services — 0.1%
CIT Group, Inc.
5.125%	09/30/2014	2,400,000	2,231,647

Foods — 0.6%
Conagra Foods Inc.
6.750%	09/15/2011	121,248	125,761
Fred Meyer, Inc.
7.450%	03/01/2008	1,041,000	1,052,087
Hershey Foods Corp.
7.200%	08/15/2027	538,000	603,207
Sara Lee Corp.
3.875%	06/15/2013	749,000	675,087
Smithfield Foods, Inc.
7.000%	08/01/2011	7,070,000	6,857,900
			9,314,042

Forest Products & Paper — 0.6%
International Paper Co.
3.800%	04/01/2008	7,806,000	7,705,716
Rock-Tenn Co.
5.625%	03/15/2013	505,000	468,387
Rock-Tenn Co.
8.200%	08/15/2011	1,570,000	1,617,100
			9,791,203

Gas — 0.5%
Australian Gas Light Co. Ltd. (c)
6.400%	04/15/2008	3,170,000	3,182,344
KeySpan Gas East Corp., Series A
6.900%	01/15/2008	617,000	620,975
OAO Gazprom (c)
9.625%	03/01/2013	1,520,000	1,729,000
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	1,573,000	1,565,454
Southwest Gas Corp.
8.375%	02/15/2011	1,133,000	1,221,803
			8,319,576

Health Care - Products — 0.0%
Boston Scientific Corp.
5.450%	06/15/2014	91,000	79,604

Holding Company - Diversified — 0.2%
Leucadia National Corp.
7.000%	08/15/2013	1,411,000	1,326,340
Leucadia National Corp.
7.750%	08/15/2013	1,848,000	1,792,560
			3,118,900

6

Home Builders — 0.1%
D.R. Horton, Inc.
4.875%	01/15/2010	$534,000	$505,621
Lennar Corp., Series B
6.500%	04/15/2016	914,000	846,659
			1,352,280

Household Products — 0.2%
Kimberly-Clark Corp.
6.125%	08/01/2017	2,380,000	2,396,765

Housewares — 0.2%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	1,684,000	1,631,777
Toro Co.
7.800%	06/15/2027	773,000	810,599
			2,442,376

Internet — 0.1%
The Thomson Corp.
6.200%	01/05/2012	1,959,000	2,006,527

Investment Companies — 0.1%
Xstrata Finance Canada (c)
5.800%	11/15/2016	1,023,000	1,003,223

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	1,347,000	1,308,060

Lodging — 1.3%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	1,590,000	1,446,900
Hilton Hotels Corp.
7.200%	12/15/2009	269,000	272,699
Hilton Hotels Corp.
7.625%	05/15/2008	1,733,000	1,745,997
Marriot International
6.200%	06/15/2016	4,038,000	4,015,912
MGM Mirage
6.000%	10/01/2009	4,111,000	4,028,780
MGM Mirage
6.750%	09/01/2012	3,197,000	2,989,195
Park Place Entertainment Corp.
7.000%	04/15/2013	1,478,000	1,522,340
Park Place Entertainment Corp.
7.500%	09/01/2009	1,608,000	1,632,120
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	1,909,000	1,988,224
			19,642,167

Machinery - Diversified — 0.5%
Briggs & Stratton Corp.
7.250%	09/15/2007	639,000	637,403

7

Briggs & Stratton Corp.
8.875%	03/15/2011	$2,713,000	$2,848,650
Idex Corp.
6.875%	02/15/2008	3,408,000	3,430,612
			6,916,665

Manufacturing — 0.7%
Bombardier Capital, Inc. (c)
6.750%	05/01/2012	1,156,000	1,098,200
Carlisle Companies, Inc.
6.700%	05/15/2008	3,326,000	3,331,066
Cooper US, Inc.
6.100%	07/01/2017	2,110,000	2,141,085
Dover Corp.
6.250%	06/01/2008	1,478,000	1,482,094
Pentair, Inc.
7.850%	10/15/2009	3,100,000	3,249,566
			11,302,011

Media — 3.6%
Belo Corp.
8.000%	11/01/2008	2,526,000	2,588,925
Clear Channel Communications, Inc.
4.250%	05/15/2009	1,877,000	1,774,865
Clear Channel Communications, Inc.
4.625%	01/15/2008	4,568,000	4,516,140
Comcast Cable Communications, Inc.
6.200%	11/15/2008	4,728,000	4,770,141
Comcast Cable Communications, Inc.
8.375%	03/15/2013	121,000	134,982
Comcast Corp.
5.500%	03/15/2011	1,142,000	1,137,419
Cox Communications, Inc.
4.625%	01/15/2010	10,282,000	10,043,509
Cox Communications, Inc.
6.750%	03/15/2011	196,000	202,030
Cox Enterprises, Inc. (c)
4.375%	05/01/2008	4,408,000	4,368,848
Echostar DBS Corp.
7.125%	02/01/2016	2,284,000	2,158,380
Knight-Ridder, Inc.
7.125%	06/01/2011	690,000	702,431
News America Holdings, Inc.
6.750%	01/09/2038	1,478,000	1,541,244
News America Holdings, Inc.
8.875%	04/26/2023	1,976,000	2,335,519
Rogers Cable Inc.
7.875%	05/01/2012	2,398,000	2,585,847
Rogers Cable, Inc.
5.500%	03/15/2014	822,000	792,214
Scholastic Corp.
5.000%	04/15/2013	1,749,000	1,526,576
Shaw Communications, Inc.
8.250%	04/11/2010	4,856,000	5,038,100
Tele-Communications-TCI Group
9.800%	02/01/2012	155,000	178,294

8

Time Warner, Inc.
5.875%	11/15/2016	$3,033,000	$2,923,718
Viacom, Inc.
6.250%	04/30/2016	1,188,000	1,158,718
Viacom, Inc.
6.625%	05/15/2011	3,558,000	3,655,080
			54,132,980

Metal Fabricate & Hardware — 0.2%
Timken Co.
5.750%	02/15/2010	2,969,000	2,976,164

Mining — 0.6%
Alcan Aluminum Ltd.
6.250%	11/01/2008	1,848,000	1,860,668
Codelco, Inc. (c)
6.150%	10/24/2036	1,503,000	1,452,268
Vale Overseas Ltd.
6.250%	01/23/2017	1,626,000	1,609,512
Vale Overseas Ltd.
6.875%	11/21/2036	1,494,000	1,453,289
Vulcan Materials Co.
6.000%	04/01/2009	2,957,000	2,999,773
			9,375,510

Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500%	05/15/2012	1,175,000	1,155,447

Office Furnishings — 0.2%
Miller (Herman), Inc.
7.125%	03/15/2011	2,259,000	2,345,350

Oil & Gas — 0.9%
Enterprise Products Operating LP
7.500%	02/01/2011	735,000	776,604
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	1,594,000	1,588,585
Mobil Corp.
8.625%	08/15/2021	3,326,000	4,286,605
Newfield Exploration Co
7.625%	03/01/2011	987,000	984,533
Northern Natural Gas Co. (c)
7.000%	06/01/2011	709,000	747,635
The Premcor Refining Group, Inc.
6.750%	05/01/2014	1,105,000	1,127,357
Tesoro Corp. (c)
6.500%	06/01/2012	1,100,000	1,039,500
XTO Energy, Inc.
4.900%	02/01/2014	3,746,000	3,560,719
			14,111,538

Oil & Gas Services — 0.2%
Colonial Pipeline Co. (c)
7.630%	04/15/2032	1,656,000	2,007,079

9

Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	$1,009,000	$918,190
			2,925,269

Packaging & Containers — 0.6%
Bemis Co., Inc.
6.500%	08/15/2008	831,000	833,419
Owens Brockway Glass Container, Inc.
7.750%	05/15/2011	4,591,000	4,659,865
Packaging Corp. of America
5.750%	08/01/2013	1,425,000	1,396,752
Pactiv Corp.
5.875%	07/15/2012	1,140,000	1,151,788
Pactiv Corp.
6.400%	01/15/2018	1,025,000	1,037,974
Sealed Air Corp. (c)
6.875%	07/15/2033	717,000	701,278
			9,781,076

Pipelines — 2.1%
Alliance Pipeline LP (c)
6.996%	12/31/2019	1,218,337	1,300,879
Boardwalk Pipelines LLC
5.500%	02/01/2017	914,000	870,484
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	3,500,000	3,584,252
Duke Energy Field Services Corp.
7.875%	08/16/2010	3,696,000	3,938,690
Enbridge, Inc.
5.800%	06/15/2014	4,010,000	3,970,830
Gulf South Pipeline Co. LP (c)
5.050%	02/01/2015	868,000	824,555
Kern River Funding Corp. (c)
4.893%	04/30/2018	3,086,101	2,985,926
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	3,282,000	3,281,419
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	685,000	669,048
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	822,000	830,045
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	571,000	543,748
Kinder Morgan Energy Partners LP
7.125%	03/15/2012	59,000	62,097
Kinder Morgan Energy Partners, LP
6.950%	01/15/2038	2,160,000	2,159,583
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	585,000	571,522
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	1,891,000	1,929,486
Plains All American Pipeline Co.
4.750%	08/15/2009	475,000	467,696

10

Plains All American Pipeline Co.
5.625%	12/15/2013	$2,197,000	$2,158,715
Southern Natural Gas Co. (c)
5.900%	04/01/2017	1,345,000	1,299,396
			31,448,371

Real Estate Investment Trusts (REITS) — 1.6%
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	4,568,000	4,567,201
Brandywine Operating Partnership LP
5.625%	12/15/2010	1,686,000	1,687,273
BRE Properties, Inc.
7.450%	01/15/2011	1,848,000	1,964,184
iStar Financial, Inc. REIT
7.000%	03/15/2008	2,046,000	2,062,022
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	703,000	696,238
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	1,347,000	1,313,050
Kimco Realty Corp., Series B
7.860%	11/01/2007	2,923,000	2,938,477
Prologis REIT
5.250%	11/15/2010	3,508,000	3,484,935
Senior Housing Properties Trust REIT
8.625%	01/15/2012	457,000	477,565
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	1,754,000	1,744,565
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	3,650,000	3,905,657
			24,841,167

Retail — 0.1%
J.C. Penney Co., Inc.
7.950%	04/01/2017	649,000	714,668
Sears Roebuck Acceptance Corp.
6.750%	08/15/2011	167,216	169,548
			884,216

Savings & Loans — 0.3%
Washington Mutual Bank
5.650%	08/15/2014	4,038,000	3,927,831

Software — 0.1%
Certegy, Inc.
4.750%	09/15/2008	1,035,000	1,017,250

Telecommunications — 1.8%
Anixter, Inc.
5.950%	03/01/2015	2,800,000	2,520,000
AT&T Corp.
6.000%	03/15/2009	15,000	15,145
Embarq Corp.
7.082%	06/01/2016	1,046,000	1,045,041
Qwest Corp.
7.875%	09/01/2011	3,715,000	3,770,725

11

Qwest Corp.
8.875%	03/15/2012	$1,596,000	$1,677,795
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	1,553,000	1,565,401
SBC Communications, Inc.
6.125%	02/15/2008	1,462,000	1,466,221
Sprint Capital Corp.
6.125%	11/15/2008	6,669,000	6,710,021
Sprint Capital Corp.
6.900%	05/01/2019	1,373,000	1,348,595
Sprint Nextel Corp.
6.000%	12/01/2016	3,490,000	3,293,548
Telecom Italia Capital SA
6.000%	09/30/2034	1,663,000	1,466,285
Verizon Global Funding Corp.
4.375%	06/01/2013	840,000	786,434
Verizon Global Funding Corp.
7.750%	12/01/2030	987,000	1,090,079
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	46,000	43,751
			26,799,041

Textiles — 0.1%
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	1,306,000	1,369,199

Transportation — 0.7%
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	2,658,000	2,703,306
CNF, Inc.
8.875%	05/01/2010	1,848,000	1,988,784
CSX Corp.
6.250%	10/15/2008	2,853,000	2,870,172
CSX Corp.
7.250%	05/01/2027	733,000	779,180
Norfolk Southern Corp.
6.000%	04/30/2008	2,129,000	2,133,045
Norfolk Southern Corp.
7.250%	02/15/2031	110,000	117,854
			10,592,341

Trucking & Leasing — 0.3%
TTX Co. (c)
4.500%	12/15/2010	4,805,000	4,635,244

TOTAL CORPORATE DEBT (Cost $484,586,283)			476,885,563

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.6%
Financial Services
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	5,574,790	5,175,760

12

Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (c)
6.360%	09/20/2010	$2,284,000	$2,189,428
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	7,581	7,580
Bank of America Large Loan, Series 2001-FMA, Class A2 (c)
6.490%	12/13/2016	1,404,000	1,445,652
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.535%	08/25/2034	1,960,141	1,925,120
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
3.999%	07/25/2034	4,600,648	4,492,013
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	5,025,000	4,938,578
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	3,125,000	3,081,333
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.243%	07/25/2037	11,838,753	11,720,366
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	6,325,000	6,244,185
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
5.805%	09/25/2033	773,874	786,068
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.037%	02/25/2034	557,373	561,533
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	139,996	139,477
FedEx Corp., Series 1997-1, Class A
7.500%	01/15/2018	74,702	80,543
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	121,780	121,572
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (c)
6.246%	01/11/2013	3,050,000	3,050,000
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.600%	08/25/2034	823,962	833,277
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
6.606%	08/25/2034	1,442,967	1,469,868
JP Morgan Commercial Mortgage Finance Corp., Series 1999-C7, Class A2
6.507%	10/15/2035	262,525	263,868
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	15,165,000	14,778,565
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.210%	07/25/2033	122,805	122,989

13

Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
6.033%	02/25/2034	$263,065	$265,069
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	14,206,000	13,891,890
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	7,750,000	7,718,686
Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A1 (c)
6.148%	02/03/2016	1,348,644	1,368,611
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.375%	02/25/2034	24,666	24,950
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (c)
5.960%	06/20/2014	5,000,000	5,001,563
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class A7, FRN (c)
7.360%	09/20/2010	1,750,000	1,603,438
Salt Creek High Yield CSO Ltd.,Series 2005-1A, Class B2, FRN (c)
7.960%	09/20/2010	1,350,000	1,209,094
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (c)
6.920%	02/03/2014	2,218,000	2,267,143
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.363%	03/25/2034	726,639	732,251
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
7.258%	06/25/2032	450,188	448,452
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	4,878,333	4,673,292
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	10,323,000	9,547,165
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	1,139,104	1,202,029
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	2,349,432	2,376,536
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	1,092,657	1,091,962
Washington Mutual, Inc., Series 2004-AR14, Class A1 FRN
4.259%	01/25/2035	7,926,394	7,748,043
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.422%	04/25/2044	1,738,051	1,741,569
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.217%	09/25/2034	5,520,619	5,432,452

14

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.575%	12/25/2034	$6,925,132	$6,801,578
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.110%	06/25/2035	6,959,902	6,902,672
			145,476,220

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $148,648,326)			145,476,220

SOVEREIGN DEBT OBLIGATIONS — 0.8%

Province of Ontario
4.750%	01/19/2016	6,760,000	6,511,644
United Mexican States
5.625%	01/15/2017	5,239,000	5,115,884
			11,627,528

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $11,742,338)			11,627,528

U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.2%

Collateralized Mortgage Obligations — 0.2%
FHLMC Series 1337, Class D
6.000%	08/15/2007	557	557
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	1,815,519	1,866,372
FNMA Series 1989-20, Class A
6.750%	04/25/2018	1,392,184	1,426,817
Total Collateralized Mortgage Obligations			3,293,746

Pass-Through Securities — 42.0%
FHLMC (b)
4.000%	12/15/2009	32,239,000	31,555,578
FHLMC
4.500%	10/01/2018	217,054	207,719
FHLMC
5.000%	10/01/2035	23,151,999	21,781,873
FHLMC
5.500%	12/01/2020 - 06/01/2033	48,311,997	47,707,376
FHLMC
6.000%	06/01/2016 - 02/01/2018	850,951	862,073
FHLMC
6.500%	05/01/2016 - 07/01/2017	1,363,351	1,386,592
FHLMC
7.000%	07/01/2029 - 10/01/2031	1,046,815	1,086,832
FHLMC
7.500%	06/01/2015 - 01/01/2031	653,545	686,842
FHLMC
8.000%	03/01/2015 - 08/01/2015	705,553	742,408

15

FHLMC
8.250%	05/01/2017	$82,694	$86,968
FHLMC
8.500%	11/01/2025	89,208	96,059
FHLMC
9.000%	03/01/2017	5,841	6,145
FNMA
3.875%	02/15/2010	31,974,000	31,130,663
FNMA
4.500%	09/01/2018 - 04/01/2021	12,639,226	12,054,445
FNMA
5.000%	03/01/2018 - 09/01/2035	37,111,749	34,908,285
FNMA
5.500%	11/01/2016 - 03/01/2037	138,394,145	134,526,878
FNMA
6.000%	05/01/2011	23,631	23,783
FNMA
6.500%	05/01/2017	641,437	652,587
FNMA
7.000%	12/01/2029 - 07/01/2032	257,482	267,478
FNMA
7.500%	09/01/2029 - 10/01/2031	284,356	299,075
FNMA
8.000%	07/01/2020 - 09/01/2031	792,004	838,513
FNMA
8.500%	08/01/2026	204,674	219,323
FNMA TBA (f)
4.500%	08/01/2037	91,812,000	83,642,164
FNMA TBA (f)
5.000%	08/01/2037	22,976,000	21,548,974
FNMA TBA (f)
5.500%	08/01/2037	47,190,000	45,571,529
FNMA TBA (f)
6.500%	08/01/2037	78,875,000	79,682,238
GNMA
6.000%	06/15/2011	22,155	22,416
GNMA
6.500%	05/15/2036 - 01/15/2037	33,401,930	34,009,947
GNMA
7.000%	08/15/2023 - 08/15/2032	1,522,557	1,581,091
GNMA
7.250%	07/20/2021 - 07/20/2022	686,022	715,436
GNMA
7.500%	06/15/2011 - 09/15/2023	480,425	501,185
GNMA
8.000%	09/15/2007 - 11/15/2030	261,028	273,828
GNMA
8.500%	08/15/2030	4,794	5,170
GNMA
9.000%	04/15/2009 - 10/15/2009	2,517	2,576
GNMA TBA (f)
5.500%	08/01/2037	28,400,000	27,661,157
GNMA TBA (f)
6.500%	08/01/2037	16,000,000	16,281,250
New Valley Generation IV, TVA
4.687%	01/15/2022	1,814,751	1,750,708

16

Total Pass-Through Securities	$634,377,164
Total	637,670,910

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $643,494,400)	637,670,910

U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Government Agencies
U.S. Treasury Bond (b) (g)
6.125%	11/15/2027	$11,828,000	13,520,883
U.S. Treasury Bond (b) (g) (h)
6.125%	08/15/2029	71,918,000	82,851,780
U.S. Treasury Bond (b)
6.875%	08/15/2025	4,495,000	5,481,091
U.S. Treasury Bond (g)
7.125%	02/15/2023	3,216,000	3,941,610
U.S. Treasury Bond (b) (g)
8.875%	08/15/2017	16,116,000	21,240,385
U.S. Treasury Inflation Index
2.500%	07/15/2016	15,908,864	15,985,722
U.S. Treasury Note (b)
4.000%	11/15/2012	21,173,000	20,600,668
U.S. Treasury Note
4.500%	05/15/2017	6,400,000	6,265,000
U.S. Treasury Note (b)
4.875%	05/31/2011	4,190,000	4,232,882
			174,120,021

TOTAL U.S. TREASURY OBLIGATIONS (Cost $171,634,153)			174,120,021

TOTAL BONDS & NOTES (Cost $1,478,051,010)			1,463,609,064

OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014		23,800,000	297,595

TOTAL OPTIONS (Cost $318,920)			297,595

TOTAL LONG TERM INVESTMENTS (Cost $1,478,369,930)			1,463,991,595

SHORT-TERM INVESTMENTS — 30.5%
Cash Equivalents — 9.6% (j)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	2,931,866	2,931,866
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	2,443,222	2,443,222

17

Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	$3,664,833	$3,664,833
Bank of America
5.270%	08/17/2007	2,443,222	2,443,222
Bank of America
5.300%	08/07/2007	6,108,055	6,108,055
Bank of America
5.300%	09/17/2007	2,443,222	2,443,222
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	4,886,444	4,886,444
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	732,967	732,967
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	3,176,189	3,176,189
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	2,443,222	2,443,222
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	2,311,315	2,311,315
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	2,443,222	2,443,222
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	1,221,611	1,221,611
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	1,221,611	1,221,611
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	4,886,444	4,886,444
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	2,931,866	2,931,866
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	7,039,304	7,039,304
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	6,596,699	6,596,699
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	3,664,833	3,664,833
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	3,664,833	3,664,833
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	4,886,444	4,886,444
FHLMC
5.176%	08/07/2007	488,644	488,644
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	2,443,222	2,443,222
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	2,443,222	2,443,222
General Electric Co.
5.277%	08/24/2007	2,443,222	2,443,222
General Electric Co.
5.283%	08/31/2007	4,367,157	4,367,157
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	2,443,222	2,443,222
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	2,443,222	2,443,222
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	2,443,222	2,443,222

18

Morgan Stanley & Co.
5.320%	08/01/2007	$2,198,900	$2,198,900
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	3,664,833	3,664,833
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	4,886,444	4,886,444
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	2,931,866	2,931,866
Reserve Primary Money Market Fund (i)
		3,664,833	3,664,833
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	4,886,444	4,886,444
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	732,967	732,967
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	6,972,649	6,972,649
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	977,289	977,289
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	2,443,222	2,443,222
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	4,886,444	4,886,444
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	2,443,222	2,443,222
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	1,465,933	1,465,933
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	3,664,833	3,664,833
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	2,443,222	2,443,222
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	1,221,611	1,221,611
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	3,909,155	3,909,155
			145,050,424

Commercial Paper — 20.9%
Autoliv ASP, Inc.
5.310%	09/06/2007	7,000,000	6,962,830
Autoliv ASP, Inc. (c)
5.320%	08/24/2007	9,000,000	8,969,409
Avery Dennison Corp. (c)
5.320%	08/21/2007	14,059,000	14,017,448
Avon Capital Corp. (c)
5.250%	08/13/2007	9,176,000	9,159,942
Beethoven Funding Corp. (c)
5.280%	08/10/2007	5,784,000	5,776,365
Bemis Co.
5.280%	08/14/2007	6,142,000	6,130,289
Burlington Northern Santa Fe Corp. (c)
5.290%	10/11/2007	9,787,000	9,684,892
Centex Corp.
5.370%	09/04/2007	13,725,000	13,655,391
DaimlerChrysler North America Holding Corp.
5.320%	08/17/2007	10,000,000	9,976,356

19

DaimlerChrysler North America Holding Corp.
5.330%	08/08/2007	$6,565,000	$6,558,196
Devon Energy Corp.
5.300%	09/14/2007	10,000,000	9,935,222
Devon Energy Corp. (c)
5.310%	08/24/2007	5,781,000	5,761,388
Duke Energy Corp.
5.320%	08/10/2007	3,972,000	3,966,717
Duke Energy Corp.
5.320%	09/07/2007	1,967,000	1,956,245
Duke Energy Corp.
5.330%	08/27/2007	5,281,000	5,260,671
Fortune Brands, Inc.
5.300%	08/06/2007	10,000,000	9,992,639
Fortune Brands, Inc.
5.310%	08/27/2007	5,595,000	5,573,543
Gannett Co., Inc.
5.320%	08/16/2007	10,000,000	9,977,833
General Mills, Inc. (c)
5.290%	08/28/2007	5,000,000	4,980,162
General Mills, Inc. (c)
5.300%	08/15/2007	8,804,000	8,785,854
Kellogg Co. (c)
5.300%	08/20/2007	4,513,000	4,500,376
Kellogg Co. (c)
5.320%	09/28/2007	7,358,000	7,294,934
Kraft Foods, Inc.
5.360%	08/03/2007	2,888,000	2,887,140
Kraft Foods, Inc.
5.360%	08/08/2007	10,000,000	9,989,578
Monsanto Co. (c)
5.300%	08/29/2007	8,669,000	8,633,265
Motorola, Inc.
5.320%	08/07/2007	8,133,000	8,125,789
Motorola, Inc.
5.330%	08/14/2007	7,000,000	6,986,527
Pearson Holdings, Inc.
5.350%	08/01/2007	12,000,000	12,000,000
Public Service Co. of Colorado
5.320%	09/10/2007	10,806,000	10,742,125
Reed Elsevier (c)
5.300%	08/23/2007	6,235,000	6,214,806
Reed Elsevier (c)
5.310%	08/21/2007	8,000,000	7,976,400
Ryder System, Inc.
5.320%	08/02/2007	10,000,000	9,998,522
South Carolina Electric & Gas
5.370%	08/03/2007	7,767,000	7,764,683
Starbucks Corp. (c)
5.330%	08/20/2007	8,792,000	8,767,267
Starbucks Corp. (c)
5.350%	08/09/2007	8,800,000	8,789,538
Textron Financial Corp.
5.300%	08/01/2007	9,660,000	9,660,000

20

Time Warner Cable, Inc. (c)
5.340%	08/22/2007	$11,560,000	$11,523,991
Volvo Treasury NA LLC (c)
5.320%	08/31/2007	9,542,000	9,499,697
Walt Disney Co.
5.270%	08/03/2007	7,348,000	7,345,849
			315,781,879

TOTAL SHORT-TERM INVESTMENTS (Cost $460,832,303)			460,832,303

TOTAL INVESTMENTS — 127.3% (Cost $1,939,202,233) (k)			$1,924,823,898

Other Assets/(Liabilities) — (27.3%)			(413,345,633)

NET ASSETS — 100.0%			$1,511,478,265

Notes to Portfolio of Investments

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)   Non-income producing security.

(b)   Denotes all or a portion of security on loan. (Note 2).

(c)          Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities amounted to a value of $214,688,882 or 14.2% of net assets.

(d)   Security is currently in default.

(e)   This security is valued in good faith under procedures established by the Board of Trustees.

(f)    A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)   All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).

(h)   This security is held as collateral for open futures contracts. (Note 2).

(i)    Amount represents shares owned of the fund.

(j)    Represents investments of security lending collateral. (Note 2).

(k)   See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

21

MassMutual Premier Diversified Bond Fund — Portfolio of Investments
July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 0.0%
COMMON STOCK — 0.0%
Financial Services — 0.0%
Contifinancial Corp. Liquidating Trust	114,845	$1,709

Telecommunications — 0.0%
Manitoba Telecom Services, Inc.	1,909	82,411

TOTAL COMMON STOCK (Cost $138,242)		84,120

TOTAL EQUITIES (Cost $138,242)		84,120

		Principal
		Amount
BONDS & NOTES — 94.5%
ASSET BACKED SECURITIES — 0.3%
Electric — 0.1%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	$554,409	$586,981

Financial Services — 0.2%
Travelers Funding Ltd., Series 1A, Class A1 (a)
6.300%	02/18/2014	964,110	965,845

Home Equity ABS — 0.0%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 FRN
6.700%	10/25/2028	1,852	1,848

TOTAL ASSET BACKED SECURITIES (Cost $1,573,480)			1,554,674

CORPORATE DEBT — 27.1%
Advertising — 0.0%
RH Donnelley Corp.
8.875%	01/15/2016	175,000	170,187

Aerospace & Defense — 0.1%
Goodrich (B.F.) Co.
7.500%	04/15/2008	100,000	101,195
Transdigm, Inc. (a)
7.750%	07/15/2014	325,000	318,500
			419,695

Apparel — 0.1%
Kellwood Co.
7.625%	10/15/2017	65,000	63,381
Kellwood Co.
7.875%	07/15/2009	200,000	205,556
			268,937

1

Auto Manufacturers — 0.0%
DaimlerChrysler NA Holding
4.050%	06/04/2008	$100,000	$98,554

Automotive & Parts — 0.7%
Affinia Group, Inc.
9.000%	11/30/2014	240,000	228,000
American Tire Distributor FRN (a)
11.610%	04/01/2012	400,000	392,000
The Goodyear Tire & Rubber Co. (b)
9.000%	07/01/2015	163,000	167,075
Johnson Controls, Inc.
6.300%	02/01/2008	575,000	575,329
Stanadyne Corp.
10.000%	08/15/2014	450,000	454,500
Tenneco Automotive, Inc. (b)
8.625%	11/15/2014	650,000	650,000
Titan International, Inc.
8.000%	01/15/2012	75,000	76,500
United Components, Inc.
9.375%	06/15/2013	665,000	674,975
			3,218,379

Banks — 0.5%
Bank of America Corp.
4.250%	10/01/2010	225,000	218,125
Wachovia Corp.
5.300%	10/15/2011	1,245,000	1,230,988
Wells Fargo & Co.
4.125%	03/10/2008	750,000	743,206
Wells Fargo & Co.
4.875%	01/12/2011	235,000	231,753
			2,424,072

Beverages — 0.4%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	65,000	61,512
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	450,000	446,298
Foster’s Finance Corp. (a)
6.875%	06/15/2011	430,000	448,068
Miller Brewing Co. (a)
4.250%	08/15/2008	275,000	271,124
Molson Coors Capital Finance ULC
4.850%	09/22/2010	500,000	491,566
			1,718,568

Building Materials — 0.3%
American Standard, Inc.
7.375%	02/01/2008	852,000	857,704
American Standard, Inc.
7.625%	02/15/2010	100,000	104,838

2

Interline Brands, Inc.
8.125%	06/15/2014	$325,000	$321,750
York International Corp.
6.700%	06/01/2008	365,000	367,170
			1,651,462

Chemicals — 0.3%
Cytec Industries, Inc.
5.500%	10/01/2010	415,000	410,627
Ecolab, Inc.
6.875%	02/01/2011	135,000	141,261
Lubrizol Corp.
5.875%	12/01/2008	315,000	316,063
Praxair, Inc.
6.500%	03/01/2008	550,000	553,615
			1,421,566

Commercial Services — 0.8%
Aramark Corp. (a)
8.500%	02/01/2015	225,000	212,062
Aramark Corp. FRN (a)
8.856%	02/01/2015	225,000	209,250
Cenveo Corp.
7.875%	12/01/2013	250,000	236,250
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	650,000	638,851
Equifax, Inc.
4.950%	11/01/2007	625,000	623,897
Equifax, Inc.
7.000%	07/01/2037	355,000	359,957
ERAC USA Finance Co. (a)
6.700%	06/01/2034	250,000	239,585
ERAC USA Finance Co. (a)
7.950%	12/15/2009	455,000	478,066
Iron Mountain, Inc. (b)
8.750%	07/15/2018	285,000	281,437
Rental Service Corp. (a)
9.500%	12/01/2014	200,000	195,000
United Rentals
7.750%	11/15/2013	210,000	215,775
Valassis Communications, Inc., (a)
8.250%	03/01/2015	180,000	153,000
Williams Scotsman, Inc.
8.500%	10/01/2015	150,000	161,250
			4,004,380

Communications — 0.1%
Viacom, Inc.
7.875%	07/30/2030	705,000	704,619

Computers — 0.1%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	290,000	284,100

3

Diversified Financial — 4.2%
Alamosa Delaware, Inc.
8.500%	01/31/2012	$1,000,000	$1,040,423
American Honda Finance Corp. (a)
3.850%	11/06/2008	200,000	196,451
Boeing Capital Corp.
5.800%	01/15/2013	150,000	154,092
Capital One Bank
5.000%	06/15/2009	680,000	674,682
CIT Group, Inc.
3.650%	11/23/2007	850,000	844,536
CIT Group, Inc.
3.875%	11/03/2008	275,000	268,919
Citigroup, Inc.
5.500%	02/15/2017	725,000	699,222
Citigroup, Inc.
5.850%	12/11/2034	475,000	444,318
Countrywide Home Loans, Inc.
3.250%	05/21/2008	1,000,000	979,149
Emerald Investment Grade CBO Ltd. FRN (a)
5.885%	05/24/2011	215,487	215,594
ERAC USA Finance Co. (a)
6.800%	02/15/2008	100,000	100,324
Ford Motor Credit Co.
8.000%	12/15/2016	175,000	161,284
Franklin Resources, Inc.
3.700%	04/15/2008	1,675,000	1,656,155
General Electric Capital Corp.
4.250%	12/01/2010	270,000	262,371
General Electric Capital Corp.
5.375%	10/20/2016	1,200,000	1,168,134
Glencore Funding LLC (a)
6.000%	04/15/2014	600,000	593,008
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	1,175,000	1,125,447
Goldman Sachs Group, Inc.
5.625%	01/15/2017	1,000,000	947,563
Goldman Sachs Group, Inc.
6.125%	02/15/2033	440,000	413,043
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. (a) (b)
9.750%	04/01/2017	350,000	346,500
Household Finance Corp.
4.125%	12/15/2008	375,000	368,730
Household Finance Corp.
6.375%	10/15/2011	180,000	181,580
HSBC Finance Corp.
5.900%	06/19/2012	1,300,000	1,312,631
Idearc, Inc.
8.000%	11/15/2016	320,000	303,200
Jefferies Group, Inc.
7.500%	08/15/2007	160,000	160,053
KAR Holdings, Inc., (a)
10.000%	05/01/2015	50,000	44,000

4

Lazard Group LLC (a)
6.850%	06/15/2017	$635,000	$636,299
Lazard Group LLC
7.125%	05/15/2015	505,000	515,476
Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	345,000	334,177
MBNA Corp.
4.625%	09/15/2008	430,000	425,887
Merrill Lynch & Co., Inc.
4.125%	01/15/2009	775,000	760,295
Morgan Stanley
5.450%	01/09/2017	450,000	427,681
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a)
10.625%	04/01/2017	275,000	240,625
Residential Capital Corp.
6.125%	11/21/2008	1,090,000	1,045,636
SLM Corp., Series A
4.000%	01/15/2009	1,000,000	967,062
			20,014,547

Electric — 2.8%
Allegheny Energy Supply Co. LLC (a)
8.250%	04/15/2012	325,000	340,437
Appalachian Power Co., Series G
3.600%	05/15/2008	375,000	369,691
Centerpoint Energy, Inc. Series B
6.850%	06/01/2015	525,000	550,024
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	785,000	787,010
Consumers Energy Co.
4.400%	08/15/2009	600,000	587,870
Dominion Resources, Inc.
4.125%	02/15/2008	385,000	382,222
Edison Mission Energy Corp.
7.750%	06/15/2016	40,000	38,300
Elwood Energy LLC
8.159%	07/05/2026	526,905	530,229
Entergy Gulf States, Inc.
5.250%	08/01/2007	425,000	398,209
Exelon Corp.
4.900%	06/15/2015	700,000	645,854
Indianapolis Power & Light (a)
6.300%	07/01/2013	175,000	179,720
Intergen NV (a)
9.000%	06/30/2017	300,000	295,500
Kansas Gas & Electric Co.
5.647%	09/29/2015	355,000	343,122
Kiowa Power Partners LLC (a)
4.811%	12/30/2013	234,828	228,501
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	640,000	630,696
MidAmerican Funding LLC
6.750%	03/01/2011	725,000	756,367

5

Monongahela Power Co.
6.700%	06/15/2014	$275,000	$288,133
Nevada Power Co., Series L
5.875%	01/15/2015	200,000	194,491
Niagara Mohawk Power Corp., Series G
7.750%	10/01/2008	150,000	153,877
NRG Energy, Inc.
7.375%	02/01/2016	450,000	434,250
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	1,385,000	1,400,343
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	62,000	62,694
Tampa Electric Co.
5.375%	08/15/2007	565,000	564,958
Tenaska Alabama Partners LP (a)
7.000%	06/30/2021	447,778	452,256
Tenaska Oklahoma (a)
6.528%	12/30/2014	290,489	286,504
TransAlta Corp.
5.750%	12/15/2013	1,500,000	1,472,205
Tri-State Generation & Transmission Association, Series 2003, Class A (a)
6.040%	01/31/2018	131,471	131,454
Tri-State Generation & Transmission Association, Series 2003, Class B (a)
7.144%	07/31/2033	290,000	304,890
TXU Energy Co.
7.000%	03/15/2013	190,000	194,374
Wisconsin Electric Power
3.500%	12/01/2007	560,000	556,491
			13,560,672

Electrical Components & Equipment — 0.2%
Ametek, Inc.
7.200%	07/15/2008	760,000	767,602

Electronics — 0.6%
Thermo Electron Corp.
7.625%	10/30/2008	1,110,000	1,132,470
Thomas & Betts Corp., Series B
6.390%	02/10/2009	1,500,000	1,520,461
			2,652,931

Engineering & Construction — 0.1%
North American Energy Partners, Inc.
8.750%	12/01/2011	375,000	376,875

Entertainment — 0.4%
AMC Entertainment, Inc.
11.000%	02/01/2016	265,000	273,612
Diamond Jo LLC
8.750%	04/15/2012	400,000	400,000
Mohegan Tribal Gaming Authority
6.125%	02/15/2013	600,000	559,500

6

Mohegan Tribal Gaming Authority
6.375%	07/15/2009	$300,000	$292,875
Tunica-Biloxi Gaming Authority (a)
9.000%	11/15/2015	525,000	525,000
			2,050,987

Environmental Controls — 0.2%
Republic Services, Inc.
6.750%	08/15/2011	485,000	506,117
Waste Services, Inc.
9.500%	04/15/2014	600,000	609,000
			1,115,117

Financial Services — 0.1%
CIT Group, Inc.
5.125%	09/30/2014	675,000	627,651

Foods — 0.6%
Fred Meyer, Inc.
7.450%	03/01/2008	750,000	757,987
General Mills Inc.
5.700%	02/15/2017	1,500,000	1,476,171
Land O’ Lakes, Inc.
8.750%	11/15/2011	150,000	153,000
Sara Lee Corp.
3.875%	06/15/2013	240,000	216,316
Stater Brothers Holdings (a)
7.750%	04/15/2015	100,000	93,000
			2,696,474

Forest Products & Paper — 0.4%
International Paper Co. (b)
3.800%	04/01/2008	1,900,000	1,875,591
Newark Group, Inc.
9.750%	03/15/2014	190,000	190,000
Rock-Tenn Co.
8.200%	08/15/2011	60,000	61,800
			2,127,391

Gas — 0.3%
Australian Gas Light Co. Ltd. (a)
6.400%	04/15/2008	520,000	522,025
OAO Gazprom (a)
9.625%	03/01/2013	300,000	341,250
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	175,000	174,161
Southwest Gas Corp.
8.375%	02/15/2011	350,000	377,433
			1,414,869

Health Care - Products — 0.0%
Bausch & Lomb, Inc.
6.950%	11/15/2007	135,000	135,209

7

Health Care - Services — 0.1%
Community Health Systems, Inc. (a)
8.875%	07/15/2015	$200,000	$194,250
HCA, Inc. (a)
9.250%	11/15/2016	345,000	342,412
Universal Health Services, Inc.
6.750%	11/15/2011	165,000	170,221
			706,883

Holding Company - Diversified — 0.1%
Leucadia National Corp.
7.000%	08/15/2013	385,000	361,900

Home Builders — 0.1%
D.R. Horton, Inc.
4.875%	01/15/2010	220,000	208,308
Lennar Corp., Series B
6.500%	04/15/2016	450,000	416,845
			625,153

Home Furnishing — 0.2%
ALH Finance LLC/ALH Finance Corp.
8.500%	01/15/2013	250,000	238,750
Maytag Corp.
8.630%	11/15/2007	700,000	703,281
			942,031

Household Products — 0.3%
Kimberly-Clark Corp.
6.125%	08/01/2017	1,200,000	1,208,453

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	290,000	281,007
Toro Co.
7.800%	06/15/2027	190,000	199,242
			480,249

Insurance — 0.0%
Berkshire Hathaway Finance Corp.
4.850%	01/15/2015	250,000	239,569

Internet — 0.0%
The Thomson Corp.
6.200%	01/05/2012	70,000	71,698

Investment Companies — 0.1%
Xstrata Finance Canada (a)
5.800%	11/15/2016	325,000	318,717

Iron & Steel — 0.1%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	435,000	422,425

8

Tube City IMS Corp.
9.750%	02/01/2015	$310,000	$301,475
			723,900

Lodging — 0.3%
Hilton Hotels Corp.
7.200%	12/15/2009	85,000	86,169
Hilton Hotels Corp.
7.625%	05/15/2008	130,000	130,975
Marriot International
6.200%	06/15/2016	1,225,000	1,218,299
Station Casinos, Inc.
6.625%	03/15/2018	225,000	180,000
			1,615,443

Machinery - Diversified — 0.5%
Briggs & Stratton Corp.
7.250%	09/15/2007	325,000	324,187
Briggs & Stratton Corp.
8.875%	03/15/2011	555,000	582,750
Idex Corp.
6.875%	02/15/2008	935,000	941,204
Stewart & Stevenson LLC (a)
10.000%	07/15/2014	500,000	515,000
			2,363,141

Manufacturing — 0.3%
Bombardier, Inc. (a)
6.300%	05/01/2014	290,000	263,900
Cooper US, Inc.
6.100%	07/01/2017	605,000	613,913
Pentair, Inc.
7.850%	10/15/2009	570,000	597,501
			1,475,314

Media — 2.4%
Belo Corp.
8.000%	11/01/2008	750,000	768,683
British Sky Broadcasting PLC
6.875%	02/23/2009	750,000	765,892
Cablevision Systems Corp., Series B
8.000%	04/15/2012	275,000	256,437
CCH I LLC
11.125%	01/15/2014	500,000	460,000
Clear Channel Communications, Inc.
4.250%	05/15/2009	1,100,000	1,040,145
Comcast Cable Communications, Inc.
6.200%	11/15/2008	850,000	857,576
Comcast Corp.
7.050%	03/15/2033	500,000	510,360
Cox Communications, Inc.
4.625%	01/15/2010	2,930,000	2,862,039
Cox Communications, Inc.
6.750%	03/15/2011	145,000	149,461

9

Cox Enterprises, Inc. (a)
4.375%	05/01/2008	$460,000	$455,914
Dow Jones & Co., Inc.
3.875%	02/15/2008	1,400,000	1,388,401
Knight-Ridder, Inc.
7.125%	06/01/2011	170,000	173,063
Mediacom Broadband LLC
8.500%	10/15/2015	250,000	238,750
Shaw Communications, Inc.
8.250%	04/11/2010	225,000	233,437
The Thomson Corp.
5.750%	02/01/2008	1,130,000	1,131,825
Time Warner, Inc.
5.875%	11/15/2016	260,000	250,632
			11,542,615

Metal Fabricate & Hardware — 0.2%
Timken Co.
5.750%	02/15/2010	580,000	581,400
Trimas Corp.
9.875%	06/15/2012	168,000	167,160
			748,560

Mining — 0.3%
Codelco, Inc. (a)
6.150%	10/24/2036	465,000	449,304
Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	205,000	215,250
Vale Overseas Ltd.
6.250%	01/23/2017	515,000	509,778
Vale Overseas Ltd.
6.875%	11/21/2036	470,000	457,192
			1,631,524

Office Equipment/Supplies — 0.1%
Xerox Corp.
5.500%	05/15/2012	335,000	329,425

Office Furnishings — 0.1%
Miller (Herman), Inc.
7.125%	03/15/2011	525,000	545,068

Oil & Gas — 1.4%
Brigham Exploration Co.
9.625%	05/01/2014	340,000	325,550
Chaparral Energy, Inc. (a)
8.875%	02/01/2017	155,000	141,050
Chesapeake Energy Corp.
6.500%	08/15/2017	150,000	138,375
Clayton William Energy
7.750%	08/01/2013	200,000	179,000
ENSCO International, Inc.
6.750%	11/15/2007	235,000	235,936
Enterprise Products Operating LP
7.500%	02/01/2011	110,000	116,226

10

Enterprise Products Operating LP, Series B
4.000%	10/15/2007	$280,000	$279,049
Exco Resources, Inc.
7.250%	01/15/2011	195,000	193,537
Mariner Energy, Inc.
8.000%	05/15/2017	310,000	291,400
Petrohawk Energy Corp.
9.125%	07/15/2013	300,000	309,000
The Premcor Refining Group, Inc.
6.750%	05/01/2014	420,000	428,498
Quicksilver Resources, Inc.
7.125%	04/01/2016	200,000	185,500
Shell International Finance
5.625%	06/27/2011	3,000,000	3,049,389
Tesoro Corp. (a)
6.500%	06/01/2012	200,000	189,000
XTO Energy, Inc.
4.900%	02/01/2014	375,000	356,452
XTO Energy, Inc.
6.250%	04/15/2013	125,000	127,737
			6,545,699

Oil & Gas Services — 0.1%
Basic Energy Services
7.125%	04/15/2016	400,000	364,000
Colonial Pipeline Co. (a)
7.630%	04/15/2032	65,000	78,780
			442,780

Packaging & Containers — 0.5%
Graham Packaging Co. (b)
9.875%	10/15/2014	235,000	220,900
Packaging Dynamics Finance Corp. (a)
10.000%	05/01/2016	975,000	975,000
Pactiv Corp.
5.875%	07/15/2012	325,000	328,360
Pactiv Corp.
6.400%	01/15/2018	290,000	293,671
Pliant Corp. (b)
11.125%	09/01/2009	235,000	216,200
Pregis Corp. (b)
12.375%	10/15/2013	400,000	444,000
			2,478,131

Pipelines — 1.8%
Atlas Pipeline Partners LP
8.125%	12/15/2015	175,000	172,375
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	275,000	281,620
Duke Energy Field Services Corp. (c)
7.875%	08/16/2010	255,000	271,744
Dynegy Holdings, Inc.
8.375%	05/01/2016	325,000	302,250

11

Enbridge Energy Partners LP
4.000%	01/15/2009	$650,000	$637,049
Enbridge, Inc.
5.800%	06/15/2014	1,150,000	1,138,767
Gulf South Pipeline Co. LP (a)
5.050%	02/01/2015	250,000	237,487
Kern River Funding Corp. (a)
4.893%	04/30/2018	140,991	136,415
Kinder Morgan Energy Partners LP
5.350%	08/15/2007	150,000	149,973
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	120,000	117,205
Kinder Morgan Energy Partners LP
6.300%	02/01/2009	1,500,000	1,514,681
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	95,000	90,466
Kinder Morgan Energy Partners, LP
6.950%	01/15/2038	570,000	569,890
Kinder Morgan Finance
5.700%	01/05/2016	400,000	355,060
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
6.875%	11/01/2014	320,000	297,600
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	125,000	122,120
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	335,000	341,818
Plains All American Pipeline Co.
4.750%	08/15/2009	550,000	541,543
Plains All American Pipeline Co.
5.625%	12/15/2013	335,000	329,162
Southern Natural Gas Co. (a)
5.900%	04/01/2017	355,000	342,963
Tennessee Gas Pipeline
7.000%	03/15/2027	450,000	453,496
Williams Cos., Inc. Series A
7.500%	01/15/2031	150,000	147,750
			8,551,434

Real Estate Investment Trusts (REITS) — 1.3%
Archstone-Smith Operating Trust REIT
5.000%	08/15/2007	800,000	799,860
Brandywine Operating Partnership LP
5.625%	12/15/2010	705,000	705,532
iStar Financial, Inc. REIT
7.000%	03/15/2008	575,000	579,503
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	85,000	84,182
iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	170,000	165,715
Kimco Realty Corp., Series B
7.860%	11/01/2007	130,000	130,688

12

Prologis REIT
5.250%	11/15/2010	$1,335,000	$1,326,222
Senior Housing Properties Trust REIT
8.625%	01/15/2012	50,000	52,250
Simon Debartolo Group LP
7.125%	09/20/2007	500,000	500,877
Simon Property Group LP REIT
4.875%	03/18/2010	575,000	566,769
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	550,000	547,042
Weingarten Realty Investors REIT, Series A
4.857%	01/15/2014	720,000	692,583
			6,151,223

Retail — 0.4%
Dave & Buster’s, Inc.
11.250%	03/15/2014	225,000	218,250
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	350,000	350,000
J.C. Penney Co., Inc.
7.950%	04/01/2017	140,000	154,166
Neiman-Marcus Group, Inc.
10.375%	10/15/2015	180,000	189,450
Rent-A-Center, Inc.
7.500%	05/01/2010	150,000	145,875
Rite Aid Corp. (a) (b)
9.500%	06/15/2017	275,000	243,375
Sbarro, Inc. (b)
10.375%	02/01/2015	700,000	612,500
			1,913,616

Savings & Loans — 0.4%
Washington Mutual Bank
4.500%	08/25/2008	500,000	493,985
Washington Mutual Bank
5.650%	08/15/2014	1,225,000	1,191,578
			1,685,563

Software — 0.0%
Certegy, Inc.
4.750%	09/15/2008	50,000	49,143

Telecommunications — 1.7%
Anixter, Inc.
5.950%	03/01/2015	345,000	310,500
Cincinnati Bell, Inc.
8.375%	01/15/2014	350,000	332,500
Embarq Corp.
7.082%	06/01/2016	1,080,000	1,079,010
Hawaiian Telcom Communications (b)
12.500%	05/01/2015	460,000	483,000
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	65,000	64,838
Nextel Communications
7.375%	08/01/2015	300,000	291,000

13

NTL Cable PLC
9.125%	08/15/2016	$225,000	$227,250
Qwest Corp.
8.875%	03/15/2012	70,000	73,588
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	35,000	37,345
SBC Communications, Inc.
6.125%	02/15/2008	372,000	373,074
SBC Communications, Inc.
6.150%	09/15/2034	750,000	718,884
Sprint Capital Corp.
6.125%	11/15/2008	1,440,000	1,448,857
Sprint Capital Corp.
6.900%	05/01/2019	240,000	235,734
Sprint Nextel Corp.
6.000%	12/01/2016	525,000	495,448
Stratos Global Corp.
9.875%	02/15/2013	270,000	279,450
Telecom Italia Capital SA
6.000%	09/30/2034	500,000	440,856
Verizon Global Funding Corp.
4.375%	06/01/2013	900,000	842,608
Verizon Virginia, Inc., Series A
4.625%	03/15/2013	610,000	580,172
			8,314,114

Transportation — 0.7%
Bristow Group, Inc. (a)
7.500%	09/15/2017	50,000	49,500
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	490,000	498,352
CNF, Inc.
8.875%	05/01/2010	300,000	322,855
CSX Corp.
6.250%	10/15/2008	250,000	251,505
Norfolk Southern Corp.
6.000%	04/30/2008	375,000	375,713
Quality Distribution LLC/QD Capital Corp.
9.000%	11/15/2010	350,000	334,250
Quality Distribution LLC/QD Capital Corp. FRN
9.860%	01/15/2012	270,000	271,350
Union Pacific Corp.
7.375%	09/15/2009	750,000	781,055
Union Pacific Corp., Series E
6.790%	11/09/2007	500,000	501,289
			3,385,869

Trucking & Leasing — 0.2%
TTX Co. (a)
4.500%	12/15/2010	1,000,000	964,671

TOTAL CORPORATE DEBT (Cost $132,715,172)			130,336,730

14

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.8%
Financial Services
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	$668,586	$620,730
Ares High Yield CSO PLC, Series 2005-2A, Class 2B1 FRN (a)
6.360%	09/20/2010	700,000	671,016
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN
4.535%	08/25/2034	346,905	340,707
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA FRN
3.999%	07/25/2034	1,120,836	1,094,370
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	1,325,000	1,302,212
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	750,000	739,520
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.243%	07/25/2037	3,452,970	3,418,440
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	1,775,000	1,752,321
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
5.805%	09/25/2033	111,392	113,147
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.037%	02/25/2034	77,264	77,841
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	19,480	19,408
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	89,274	89,121
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (a)
6.246%	01/11/2013	875,000	875,000
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.600%	08/25/2034	133,286	134,793
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
6.606%	08/25/2034	248,636	253,271
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	4,450,000	4,336,605
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN
3.786%	11/21/2034	2,975,000	2,889,388

15

Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.210%	07/25/2033	$25,574	$25,612
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
6.033%	02/25/2034	34,656	34,919
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2 VRN
4.562%	02/25/2034	760,111	750,024
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	4,200,000	4,107,133
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	2,225,000	2,216,010
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.375%	02/25/2034	3,048	3,083
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (a)
5.960%	06/20/2014	1,375,000	1,375,430
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class A7, FRN (a)
7.360%	09/20/2010	515,000	471,869
Salt Creek High Yield CSO Ltd., Series 2005-1A, Class B2, FRN (a)
7.960%	09/20/2010	430,000	385,119
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.363%	03/25/2034	90,468	91,167
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
7.258%	06/25/2032	62,003	61,764
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	209,731	200,915
Structured Asset Securities Corp., Series 2003-7H, Class A1II
6.500%	03/25/2033	600,833	602,239
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	3,150,000	2,913,259
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	45,116	47,608
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	322,782	326,506
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	185,266	185,148
Washington Mutual, Inc., Series 2004-AR14, Class A1 FRN
4.259%	01/25/2035	1,495,970	1,462,309
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.422%	04/25/2044	246,656	247,155

16

Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.217%	09/25/2034	$910,993	$896,444
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN
4.575%	12/25/2034	1,214,765	1,193,092
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.110%	06/25/2035	1,355,207	1,344,063
			37,668,758

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $38,654,787)			37,668,758

SOVEREIGN DEBT OBLIGATIONS — 0.6%

Province of Ontario
4.750%	01/19/2016	1,525,000	1,468,973
United Mexican States
5.625%	01/15/2017	1,255,000	1,225,508
United Mexican States
8.375%	01/14/2011	100,000	108,150
			2,802,631

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,828,085)			2,802,631

U.S. GOVERNMENT AGENCY OBLIGATIONS — 39.1%

Collateralized Mortgage Obligations — 0.0%
FHLMC, Series 2178, Class PB
7.000%	08/15/2029	109,633	112,704

Pass-Through Securities — 39.1%
FHLMC
4.000%	12/15/2009	7,500,000	7,341,011
FHLMC
5.000%	11/01/2018 - 01/01/2020	1,991,499	1,937,566
FHLMC
5.500%	06/01/2017 - 11/01/2031	13,162,250	13,025,149
FHLMC
6.000%	04/01/2017 - 02/01/2018	46,535	46,948
FHLMC
7.000%	09/01/2031	11,855	12,304
FHLMC
7.500%	09/01/2024 - 02/01/2030	70,019	73,908
FNMA
3.875%	02/15/2010	7,300,000	7,107,457
FNMA
4.500%	09/01/2018 - 03/01/2021	8,573,546	8,175,681
FNMA
5.000%	03/01/2018 - 09/01/2035	10,123,780	9,588,704

17

FNMA
5.500%	03/01/2017 - 03/01/2037	$39,497,736	$38,383,506
FNMA
6.500%	07/01/2016 - 01/01/2037	5,699,667	5,760,592
FNMA
7.500%	04/01/2031 - 06/01/2031	55,306	58,156
FNMA TBA (d)
4.500%	08/01/2037	27,450,000	25,007,378
FNMA TBA (d)
5.000%	08/01/2037	24,500,000	22,978,320
FNMA TBA (d)
5.500%	08/01/2037	12,887,000	12,445,016
FNMA TBA (d)
6.500%	08/01/2037	15,100,000	15,254,539
GNMA
6.500%	06/15/2036 - 09/15/2036	13,039,787	13,277,152
GNMA
7.000%	10/15/2027 - 08/15/2032	167,242	174,104
GNMA
8.000%	08/15/2026 - 03/15/2027	30,713	32,604
GNMA TBA (d)
5.500%	08/01/2037	2,625,000	2,556,709
GNMA TBA (d)
6.500%	08/01/2037	4,500,000	4,579,101
New Valley Generation IV, TVA
4.687%	01/15/2022	91,747	88,509
Total Pass-Through Securities			187,904,414
Total			188,017,118

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $189,537,808)			188,017,118

U.S. TREASURY OBLIGATIONS — 19.6%
U.S. Government Agencies
U.S. Treasury Bond (b) (c) (e)
6.125%	08/15/2029	28,755,000	33,126,657
U.S. Treasury Bond (c)
7.125%	02/15/2023	1,500,000	1,838,438
U.S. Treasury Inflation Index
2.500%	07/15/2016	4,993,075	5,017,198
U.S. Treasury Note (b)
4.000%	11/15/2012	24,200,000	23,545,845
U.S. Treasury Note (b)
4.500%	05/15/2017	15,585,000	15,256,253
U.S. Treasury Note
4.875%	05/31/2011	15,000,000	15,153,516
			93,937,907

TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,587,581)			93,937,907

TOTAL BONDS & NOTES (Cost $457,896,913)			454,317,818

18

OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014		$5,000,000	$62,518

TOTAL OPTIONS (Cost $67,000)			62,518

TOTAL LONG TERM INVESTMENTS (Cost $458,102,155)			454,464,456

SHORT-TERM INVESTMENTS — 35.6%
Cash Equivalents — 14.5% (g)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	1,402,918	1,402,918
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	1,169,097	1,169,097
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	1,753,646	1,753,646
Bank of America
5.270%	08/17/2007	1,169,097	1,169,097
Bank of America
5.300%	08/07/2007	2,922,743	2,922,743
Bank of America
5.300%	09/17/2007	1,169,097	1,169,097
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	2,338,195	2,338,195
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	350,729	350,729
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	1,519,827	1,519,827
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	1,169,097	1,169,097
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	1,105,979	1,105,979
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	1,169,097	1,169,097
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	584,549	584,549
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	584,549	584,549
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,338,195	2,338,195
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	1,402,917	1,402,917
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	3,368,352	3,368,352

19

Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	$3,156,563	$3,156,563
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	1,753,646	1,753,646
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	1,753,646	1,753,646
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	2,338,195	2,338,195
FHLMC
5.176%	08/07/2007	233,819	233,819
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	1,169,097	1,169,097
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	1,169,097	1,169,097
General Electric Co.
5.277%	08/24/2007	1,169,097	1,169,097
General Electric Co.
5.283%	08/31/2007	2,089,713	2,089,713
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	1,169,097	1,169,097
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	1,169,097	1,169,097
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	1,169,097	1,169,097
Morgan Stanley & Co.
5.320%	08/01/2007	1,052,188	1,052,188
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	1,753,646	1,753,646
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	2,338,195	2,338,195
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	1,402,917	1,402,917
Reserve Primary Money Market Fund (f)
		1,753,646	1,753,646
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	2,338,195	2,338,195
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	350,729	350,729
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	3,336,457	3,336,457
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	467,639	467,639
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,169,097	1,169,097
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	2,338,195	2,338,195
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	1,169,097	1,169,097
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	701,458	701,458
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	1,753,646	1,753,646
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	1,169,097	1,169,097

20

Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	$584,549	$584,549
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	1,870,556	1,870,556
			69,407,555

Commercial Paper — 21.1%
Alcoa, Inc.
5.320%	08/06/2007	3,640,000	3,637,310
Coca-Cola Enterprises, Inc.
5.260%	08/09/2007	4,430,000	4,424,822
DaimlerChrysler North America Holding Corp.
5.360%	08/06/2007	6,108,000	6,103,453
Devon Energy Corp. (a)
5.310%	08/24/2007	4,635,000	4,619,276
Duke Energy Corp.
5.350%	08/22/2007	6,565,000	6,544,512
Florida Power & Light Co.
5.260%	08/13/2007	4,647,000	4,638,852
Gannett Co., Inc.
5.320%	08/03/2007	5,997,000	5,995,227
General Mills, Inc.
5.300%	08/07/2007	7,745,000	7,738,159
Motorola, Inc.
5.330%	08/16/2007	4,947,000	4,936,013
Pearson Holdings, Inc.
5.330%	08/08/2007	5,718,000	5,712,074
Public Service Co. of Colorado
5.330%	08/20/2007	8,910,000	8,884,936
Reed Elsevier
5.300%	08/02/2007	2,373,000	2,372,651
Reed Elsevier
5.320%	08/01/2007	3,825,000	3,825,000
South Carolina Electric & Gas
5.370%	08/24/2007	7,543,000	7,517,121
Starbucks Corp.
5.300%	08/13/2007	4,431,000	4,423,172
Textron Financial Corp.
5.310%	08/10/2007	5,764,000	5,756,348
Time Warner Cable, Inc.
5.350%	08/15/2007	4,965,000	4,954,670
Walt Disney Co.
5.250%	08/17/2007	5,184,000	5,171,904
Whirlpool Corp.
5.370%	08/21/2007	4,174,000	4,161,548
			101,417,048

TOTAL SHORT-TERM INVESTMENTS (Cost $170,824,603)			170,824,603

TOTAL INVESTMENTS — 130.1% (Cost $628,926,758) (h)			$625,289,059

Other Assets/(Liabilities) — (30.1%)			(144,648,888)

NET ASSETS — 100.0%			$480,640,171

21

Notes to Portfolio of Investments

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $24,251,286 or 5.0% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(d)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(e)	This security is held as collateral for open futures contracts. (Note 2).
(f)	Amount represents shares owned of the fund.
(g)	Represents investments of security lending collateral. (Note 2).
(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

22

MassMutual Premier Strategic Income Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 1.5%
COMMON STOCK — 1.4%
Auto Manufacturers — 0.1%
DaimlerChrysler AG (a)	4,663	$423,167

Banking, Savings & Loans — 0.0%
Aldephia Communications Corp.	235,000	75,200
PFD Adelphia	164,000	52,890
PFD Adelphia	80,000	25,800
		153,890

Cosmetics & Personal Care — 0.1%
Revlon, Inc. Cl. A (b)	154,800	167,184

Diversified Financial — 0.0%
Adelphia Recovery Trust	566,307	56,631
The Goldman Sachs Group, Inc.	349	65,731
London Stock Exchange GBP	2,320	0
		122,362

Electric — 0.4%
Constellation Energy Group, Inc.	9,260	775,988
Public Service Enterprise Group, Inc.	9,759	812,339
		1,588,327

Investment Companies — 0.4%
Arco Capital Corp., Ltd.	111,042	1,665,630

Media — 0.0%
Adelphia Communications Corp.	100,000	33,500

Mining — 0.0%
Kaiser Aluminum & Chemical Corp. (c)	168,000	7,735

Telecommunications — 0.3%
Alltel Corp.	6,304	415,749
AT&T, Inc.	15,729	615,947
		1,031,696

Telephone Utilities — 0.1%
Telus Corp. CAD	3,285	183,925

TOTAL COMMON STOCK (Cost $5,873,670)		5,377,416

PREFERRED STOCK — 0.1%
Electrical Equipment & Electronics — 0.0%
Loral Skynet Corp.	1	204

Media — 0.0%
Ion Media Networks, Inc.	17	120,700

Real Estate Investment Trusts (REITS) — 0.1%
Sovereign Real Estate Investment Corp. REIT (d)	200	$293,000

TOTAL PREFERRED STOCK (Cost $432,378)		413,904

TOTAL EQUITIES (Cost $6,306,048)		5,791,320

WARRANTS - 0.0%
Telecommunications
Orion Network Systems, Inc. Escrow	446,000	4,460

TOTAL WARRANTS (Cost $0)		4,460

		Principal
		Amount
BONDS & NOTES — 89.7%
ASSET BACKED SECURITIES — 0.5%
Automobile ABS — 0.1%
BMW Vehicle Owner Trust, Series 2006-A, Class A2
5.300%	05/26/2009	$101,231	$101,222
Daimler Chrysler Auto Trust, Series 2006-C, Class A2
5.250%	05/08/2009	169,864	169,835
Ford Credit Auto Owner Trust, Series 2005-A, Class A3
3.480%	11/15/2008	18,502	18,464
			289,521

Electric — 0.0%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	135,522	143,484

Home Equity ABS — 0.1%
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN
5.430%	03/20/2036	50,000	49,864
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN
5.420%	08/25/2036	180,000	179,570
			229,434

Manufactured Housing ABS — 0.0%
Green Tree Financial Corp., Series 1997-5, Class M1
6.950%	05/15/2029	186,000	163,247

Other ABS — 0.3%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN
5.600%	02/25/2033	96,659	96,372

Countrywide Asset Backed Certificates, Series 2005-17, Class 1AF1 FRN
5.520%	05/25/2036	$34,436	$34,426
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AT2 VRN
5.382%	05/25/2036	230,000	228,920
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 VRN
5.363%	05/25/2036	50,000	49,762
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN
5.440%	06/25/2037	130,000	129,611
First Franklin Mortgage Asset Backed Certificates, Series 2005-FF10, Class A3 FRN
5.530%	11/25/2035	280,000	279,273
First Franklin Mortgage Asset Backed Certificates, Series 2006-FF5, Class 2A1 FRN
5.370%	04/25/2036	42,790	42,770
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D (d)
12.540%	06/13/2011	224,000	0
Morgan Stanley ABS Capital I, Series 2005-WMC6, Class A2B FRN
5.580%	07/25/2035	20,807	20,817
SSB RV Trust, Series 2001-1, Class B
6.640%	04/15/2018	93,000	93,799
Start CLO Ltd., Series 2006-3A, Class F FRN (d)
5.353%	06/07/2011	120,000	120,000
			1,095,750

TOTAL ASSET BACKED SECURITIES (Cost $2,006,109)			1,921,436

CORPORATE DEBT — 23.1%
Advertising — 0.5%
Lamar Media Corp.
6.625%	08/15/2015	239,000	217,490
RH Donnelley Corp.
6.875%	01/15/2013	200,000	180,000
RH Donnelley Corp.
6.875%	01/15/2013	370,000	333,000
RH Donnelley Corp.
6.875%	01/15/2013	395,000	355,500
RH Donnelley Corp.
8.875%	01/15/2016	370,000	359,825
RH Donnelley Finance Corp. I (d)
10.875%	12/15/2012	160,000	168,800
Vertis, Inc.
9.750%	04/01/2009	284,000	283,290
			1,897,905

Aerospace & Defense — 0.2%
Alliant Techsystems, Inc.
6.750%	04/01/2016	225,000	213,750

DRS Technologies, Inc.
6.625%	02/01/2016	$100,000	$95,000
DRS Technologies, Inc.
7.625%	02/01/2018	45,000	43,200
L-3 Communications Corp.
5.875%	01/15/2015	149,000	135,590
L-3 Communications Corp.
6.125%	01/15/2014	100,000	92,750
L-3 Communications Corp.
6.375%	10/15/2015	185,000	170,200
			750,490

Agriculture — 0.1%
MHP SA (d)
10.250%	11/30/2011	170,000	168,300
Reynolds American, Inc.
7.250%	06/01/2013	315,000	322,079
			490,379

Airlines — 0.0%
ATA Holdings Corp. FRN
	02/01/2009	382,000	8,595

Apparel — 0.1%
Levi Strauss & Co.
9.750%	01/15/2015	250,000	252,500
Quiksilver, Inc.
6.875%	04/15/2015	100,000	88,500
			341,000

Automotive & Parts — 0.2%
The Goodyear Tire & Rubber Co.
7.857%	08/15/2011	219,000	216,810
The Goodyear Tire & Rubber Co. (a)
9.000%	07/01/2015	123,000	126,075
Tenneco Automotive, Inc. (a)
8.625%	11/15/2014	249,000	249,000
Tenneco Automotive, Inc.
10.250%	07/15/2013	16,000	17,040
Visteon Corp.
8.250%	08/01/2010	75,000	66,375
			675,300

Banking, Savings & Loans — 0.2%
JP Morgan Chase Bank (d)
0.000%	01/05/2016	1,979,004	818,912

Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA EUR (e)
4.250%	07/15/2014	500,000	664,352
Banco BMG SA (d)
9.150%	01/15/2016	655,000	666,462
Banco Credito Del Peru VRN (d)
6.950%	11/07/2021	175,000	173,250

Banco Hipotecario SA (d)
9.750%	04/27/2016	$330,000	$316,800
Bank of Ireland Mortgage Bank, Series E EUR (e)
4.000%	07/05/2013	270,000	357,516
Depfa ACS Bank, Series E EUR (e)
3.500%	03/16/2011	310,000	409,477
HBOS Treasury Services PLC EUR (e)
4.375%	07/13/2016	1,670,000	2,226,255
HBOS Treasury Services PLC, Series E EUR (e)
4.500%	07/13/2021	825,000	1,088,164
HSBC Bank PLC
	01/12/2010	800,000	585,120
HSBK Europe BV (d)
7.750%	05/13/2013	40,000	40,300
ICICI Bank Ltd. VRN (d)
6.375%	04/30/2022	390,000	370,199
ING Bank NV UAH (d) (e)
11.890%	12/30/2009	290,000	66,937
Kuznetski Capital for Bank of Moscow (d)
7.375%	11/26/2010	245,000	254,187
Lehman Brothers, Covered Bond Issuer
4.250%	04/05/2017	360,000	471,586
Northern Rock PLC, Series E EUR (e)
3.625%	03/28/2013	270,000	350,513
VTB Capital SA (d)
6.250%	06/30/2035	300,000	289,800
WM Covered Bond Program, Series E EUR (e)
3.875%	09/27/2011	1,545,000	2,048,842
WM Covered Bond Program, Series E EUR (e)
4.000%	09/27/2016	1,320,000	1,695,771
			12,075,531

Beverages — 0.1%
Cia Brasileira de Bebidas, BRL (d) (e)
9.500%	07/24/2017	740,000	369,645
Constellation Brands, Inc.
7.250%	09/01/2016	35,000	32,900
Constellation Brands, Inc.
8.125%	01/15/2012	75,000	75,375
			477,920

Building Materials — 0.3%
Dayton Superior Corp.
13.000%	06/15/2009	93,000	93,000
Goodman Global Holding Co., Inc.
7.875%	12/15/2012	390,000	390,000
Interline Brands, Inc.
8.125%	06/15/2014	75,000	74,250
Nortek, Inc.
8.500%	09/01/2014	200,000	172,000
NTK Holdings, Inc. (a)
0.000%	03/01/2014	395,000	240,950
			970,200

Chemicals — 0.6%
ALROSA Finance SA, Series Reg S
8.875%	11/17/2014	$1,300,000	$1,423,630
Equistar Chemicals, LP/Equistar Funding Corp.
8.750%	02/15/2009	206,000	211,150
Equistar Chemicals, LP/Equistar Funding Corp.
10.625%	05/01/2011	57,000	59,565
Huntsman International LLC (a)
7.375%	01/01/2015	109,000	114,450
Huntsman International LLC
7.875%	11/15/2014	30,000	32,100
Huntsman International LLC
11.500%	07/15/2012	71,000	78,100
Lyondell Chemical Co.
8.000%	09/15/2014	155,000	165,850
Lyondell Chemical Co.
8.250%	09/15/2016	80,000	87,600
Lyondell Chemical Co.
10.500%	06/01/2013	75,000	81,000
			2,253,445

Coal — 0.1%
Massey Energy Co.
6.875%	12/15/2013	65,000	57,281
Peabody Energy Corp.
6.875%	03/15/2013	490,000	476,525
			533,806

Commercial Services — 0.6%
Ace Cash Expenses, Inc. (d)
10.250%	10/01/2014	20,000	19,900
Aramark Corp. (d)
8.500%	02/01/2015	97,000	91,422
Ashtead Capital, Inc. (d)
9.000%	08/15/2016	55,000	55,275
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.750%	05/15/2016	60,000	57,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. FRN
7.860%	05/15/2014	25,000	24,000
Cenveo Corp.
7.875%	12/01/2013	100,000	94,500
Corrections Corp. of America
6.250%	03/15/2013	125,000	117,812
Di Finance/Dyncorp International, Series B
9.500%	02/15/2013	141,000	143,820
Education Management LLC/Education Management Corp.
10.250%	06/01/2016	200,000	199,000
FTI Consulting, Inc.
7.750%	10/01/2016	70,000	68,600
H&E Equipment Services (a)
8.375%	07/15/2016	60,000	61,200

Hertz Corp.
8.875%	01/01/2014	$105,000	$105,000
Hertz Corp.
10.500%	01/01/2016	95,000	98,325
iPayment, Inc.
9.750%	05/15/2014	55,000	52,525
Iron Mountain, Inc.
7.750%	01/15/2015	68,000	63,070
Quebecor World Capital Corp. (d)
8.750%	03/15/2016	60,000	54,300
Red Arrow International Leasing PLC RUB (e)
8.375%	06/30/2012	5,756,695	233,953
Red Arrow International Leasing PLC RUB (e)
11.000%	06/30/2012	4,346,399	176,979
Sgs International, Inc.
12.000%	12/15/2013	130,000	139,100
United Rentals North America, Inc.
7.000%	02/15/2014	591,000	601,342
			2,457,423

Computers — 0.1%
Sungard Data Systems, Inc.
9.125%	08/15/2013	25,000	25,125
Sungard Data Systems, Inc.
10.250%	08/15/2015	185,000	185,000
			210,125

Cosmetics & Personal Care — 0.0%
Elizabeth Arden, Inc.
7.750%	01/15/2014	175,000	168,437

Diversified Financial — 5.4%
AES Red Oak LLC, Series A
8.540%	11/30/2019	100,048	108,052
Aiolos Ltd. EUR FRN (d) (e)
8.946%	04/08/2009	250,000	341,213
AKIBARE Ltd. FRN (d)
8.310%	05/22/2012	250,000	250,975
Astana-finance
7.625%	02/16/2009	195,000	191,418
Astana-finance
9.000%	11/16/2011	115,000	113,608
C10 Capital Ltd. VRN (d)
6.722%	12/31/2049	690,000	649,738
Calabash Re Ltd. FRN (d)
13.860%	05/26/2009	250,000	251,650
Cascadia Ltd. FRN (d)
8.485%	06/13/2008	250,000	250,007
Cat-Mex Ltd. FRN (d)
7.708%	05/18/2009	250,000	246,807
CCM Merger, Inc. (d)
8.000%	08/01/2013	130,000	128,050
Champlain Ltd. VRN (d)
18.120%	01/07/2009	250,000	250,000

Cloverie PLC, Series E FRN
9.615%	12/20/2010	$200,000	$204,800
Cs International (Exim of Ukraine)
8.400%	02/09/2016	480,000	481,200
Dali Capital PLC for Bank of Moscow, Series E RUB (e)
7.250%	11/25/2009	5,400,000	215,704
Dali Capital SA for JSC Rosbank, Series E RUB (e)
8.000%	09/30/2009	5,200,000	207,410
Dexia Financial Products, Inc. RUB (e)
8.875%	04/25/2012	13,700,000	537,487
E*TRADE Financial Corp.
7.375%	09/15/2013	136,000	136,680
E*TRADE Financial Corp.
8.000%	06/15/2011	105,000	107,100
Eirles Two, Ltd. FRN
5.500%	04/20/2012	700,000	678,972
Emblem Finance Co. Ltd. FRN (d)
9.360%	06/20/2010	340,000	339,524
Eurus Ltd. FRN (d)
11.610%	04/08/2009	250,000	254,825
Fhu-Jin Ltd. FRN (d)
9.255%	08/03/2011	250,000	252,727
Fusion 2007 Ltd. FRN (d)
11.360%	05/19/2009	400,000	400,360
General Motors Acceptance Corp. (a)
8.000%	11/01/2031	360,000	338,069
Idearc, Inc.
8.000%	11/15/2016	220,000	208,450
IIRSA Norte Finance Ltd. (d)
8.750%	05/30/2024	214,593	248,928
ISA Capital do Brasil SA (d)
7.875%	01/30/2012	160,000	159,040
ISA Capital do Brasil SA (d)
8.800%	01/30/2017	200,000	201,500
JP Morgan Chase Bank (d)
0.000%	11/30/2012	367,142	312,254
JP Morgan Hipotecaria su Casita, MXN (e)
6.100%	09/25/2035	552,900	184,190
JSC Astana Finance (d)
9.160%	03/14/2012	1,100,000	1,052,697
Lakeside Re Ltd. FRN (d)
11.860%	12/31/2009	250,000	259,700
LatAm Cayman Trust 2006 (d)
10.000%	11/17/2016	105,694	105,694
Lehman Brothers Holdings, Inc.
6.000%	02/05/2017	2,120,000	2,000,004
Majapahit Holding BV (d)
7.250%	10/17/2011	205,000	200,387
Majapahit Holding BV (d)
7.750%	10/17/2016	185,000	178,987
MedQuake Ltd. FRN (d)
10.460%	05/31/2010	250,000	250,100
Milacron Escrow Corp.
11.500%	05/15/2011	145,000	135,575

Morgan Stanley (d)
14.400%	08/04/2016	$616,000	$847,616
Morgan Stanley BRL (d) (e)
10.090%	05/03/2017	1,650,000	863,771
National Gas Co. (d)
6.050%	01/15/2036	320,000	308,807
Nelson Re Ltd. FRN (d)
17.240%	06/21/2010	450,000	450,000
Osiris Capital PLC, Series D FRN (d)
10.360%	01/15/2010	250,000	252,175
Petroleum Export LLC/Cayman SPV (d)
5.265%	06/15/2011	924,738	905,383
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a) (d)
10.625%	04/01/2017	413,000	361,375
Rainbow National Services LLC (d)
8.750%	09/01/2012	101,000	103,525
Salisbury International Invest FRN (d)
9.510%	07/20/2011	200,000	200,200
Sally Holdings LLC (d)
9.250%	11/15/2014	221,000	207,740
Sally Holdings LLC (a) (d)
10.500%	11/15/2016	130,000	122,850
SLM Corp.
4.500%	07/26/2010	520,000	486,273
Successor Euro Wind Ltd. FRN (d)
10.610%	06/06/2008	250,000	250,050
Successor II Ltd. FRN (d)
22.890%	06/06/2008	250,000	253,100
Successor Japan Quake FRN (d)
9.610%	06/06/2008	440,000	444,884
Tengizchevroil Finance Co. SARL, Series A (d)
6.124%	11/15/2014	663,000	649,740
Tiers Trust/United States FRN
0.000%	06/15/2097	525,000	249,118
Transshipment Megahub, MYR (e)
6.850%	11/02/2012	1,000,000	303,951
Ucar Finance, Inc.
10.250%	02/15/2012	40,000	41,800
Universal City Development Partners
11.750%	04/01/2010	142,000	149,100
Vanguard Health FRN (a)
0.000%	10/01/2015	366,000	267,180
Willow Re., Ltd. FRN (d)
10.455%	06/16/2010	490,000	489,559
			20,642,079

Electric — 1.2%
AES Corp. (d)
8.750%	05/15/2013	402,000	423,105
AES Domincana Energia (d)
11.000%	12/13/2015	180,000	183,600
AES Panama SA (d)
6.350%	12/21/2016	155,000	148,817

CMS Energy Corp.
8.500%	04/15/2011	$93,000	$97,975
Edison Mission Energy (d)
7.000%	05/15/2017	490,000	442,225
Edison Mission Energy
7.500%	06/15/2013	60,000	57,900
Edison Mission Energy Corp.
7.750%	06/15/2016	85,000	81,388
Eletropaulo Metropolitana de Sao Paulo SA BRL (d) (e)
19.125%	06/28/2010	325,000	203,471
Mirant Americas Generation, Inc.
8.300%	05/01/2011	600,000	588,000
Mirant Americas Generation, Inc.
9.125%	05/01/2031	100,000	98,000
National Power Corp. (d)
6.875%	11/02/2016	172,000	164,905
National Power Corp.
9.625%	05/15/2028	435,000	525,263
National Power Corp. PHP (e)
5.875%	12/19/2016	15,400,000	300,310
NRG Energy, Inc.
7.375%	02/01/2016	585,000	564,525
NRG Energy, Inc.
7.375%	01/15/2017	250,000	241,250
Sierra Pacific Resources
6.750%	08/15/2017	474,000	441,840
			4,562,574

Electronics — 0.1%
Stoneridge, Inc.
11.500%	05/01/2012	173,000	179,920

Entertainment — 0.9%
American Casino & Entertainment Properties LLC
7.850%	02/01/2012	200,000	206,000
Cinemark, Inc. FRN
0.000%	03/15/2014	171,000	153,900
Gaylord Entertainment Co.
8.000%	11/15/2013	200,000	198,000
Greektown Holdings (d)
10.750%	12/01/2013	195,000	199,875
Isle of Capri Casinos, Inc.
7.000%	03/01/2014	178,000	160,423
Isle of Capri Casinos, Inc.
9.000%	03/15/2012	268,000	279,725
Marquee Holdings, Inc. FRN
0.000%	08/15/2014	300,000	255,000
Mohegan Tribal Gaming Authority
6.125%	02/15/2013	60,000	55,950
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	123,000	120,079
Mohegan Tribal Gaming Authority
6.875%	02/15/2015	185,000	172,281
Mohegan Tribal Gaming Authority
7.125%	08/15/2014	100,000	96,750

Mohegan Tribal Gaming Authority
8.000%	04/01/2012	$100,000	$101,250
Penn National Gaming, Inc.
6.750%	03/01/2015	60,000	61,275
Pinnacle Entertainment, Inc.
8.250%	03/15/2012	375,000	378,750
Pokagon Gaming Authority (d)
10.375%	06/15/2014	85,000	90,950
Six Flags, Inc. (a)
8.875%	02/01/2010	24,000	21,180
Six Flags, Inc.
9.625%	06/01/2014	150,000	121,125
Six Flags, Inc. (a)
9.750%	04/15/2013	100,000	82,000
Steinway Musical Instruments (d)
7.000%	03/01/2014	135,000	129,600
Vail Resorts, Inc.
6.750%	02/15/2014	250,000	241,875
WMG Holdings Corp. FRN
0.000%	12/15/2014	441,000	321,930
			3,447,918

Environmental Controls — 0.0%
Allied Waste NA Series B
7.375%	04/15/2014	100,000	94,250
Allied Waste NA, Inc.
9.250%	09/01/2012	16,000	16,620
			110,870

Foods — 0.3%
Albertson’s, Inc.
8.000%	05/01/2031	397,000	368,232
Del Monte Corp.
6.750%	02/15/2015	50,000	45,250
Del Monte Corp.
8.625%	12/15/2012	145,000	145,725
Delhaize America, Inc.
9.000%	04/15/2031	530,000	585,451
Dole Food Co., Inc. FRN
8.625%	05/01/2009	71,000	68,515
Smithfield Foods, Inc.
7.625%	02/15/2008	114,000	114,285
			1,327,458

Forest Products & Paper — 0.2%
Boise Cascade LLC
7.125%	10/15/2014	123,000	113,160
Catalyst Paper Corp., Series D
8.625%	06/15/2011	200,000	179,500
Domtar, Inc.
7.125%	08/15/2015	100,000	93,250
Mercer International, Inc.
9.250%	02/15/2013	60,000	57,900

Verso Paper Holdings LLC (d)
11.375%	08/01/2016	$65,000	$66,300
Verso Paper Holdings LLC FRN (d)
9.106%	08/01/2014	65,000	63,700
			573,810

Health Care - Products — 0.1%
Fresenius Medical Care Capital Trust II
7.875%	02/01/2008	123,000	123,031
Fresenius Medical Care Capital Trust IV
7.875%	06/15/2011	112,000	114,240
			237,271

Health Care - Services — 0.3%
DaVita, Inc.
6.625%	03/15/2013	120,000	114,600
DaVita, Inc.
7.250%	03/15/2015	100,000	94,750
HCA, Inc.
6.375%	01/15/2015	614,000	475,850
Healthsouth Corp.
10.750%	06/15/2016	145,000	146,450
Psychiatric Solutions, Inc.
7.750%	07/15/2015	60,000	57,000
Select Medical Corp.
7.625%	02/01/2015	188,000	168,260
Tenet Healthcare Corp.
6.375%	12/01/2011	148,000	125,800
Tenet Healthcare Corp.
9.875%	07/01/2014	91,000	80,990
			1,263,700

Holding Company - Diversified — 0.2%
JSG Funding PLC
7.750%	04/01/2015	90,000	85,950
JSG Funding PLC
9.625%	10/01/2012	11,000	11,495
Kansas City Southern Railway Co.
7.500%	06/15/2009	75,000	73,875
Nell AF SARL (a) (d)
8.375%	08/15/2015	420,000	373,800
Stena AB
7.000%	12/01/2016	28,000	27,440
			572,560

Home Builders — 0.2%
Beazer Homes USA, Inc.
8.375%	04/15/2012	246,000	209,100
DR Horton, Inc.
9.750%	09/15/2010	87,000	92,908
K. Hovnanian Enterprises, Inc. (a)
8.875%	04/01/2012	97,000	79,540
KB Home
8.625%	12/15/2008	76,000	76,760

Standard-Pacific Corp. (a)
9.250%	04/15/2012	$75,000	$63,000
Toll Corp.
8.250%	12/01/2011	75,000	74,625
WCI Communities, Inc.
9.125%	05/01/2012	130,000	105,950
William Lyon Homes, Inc.
10.750%	04/01/2013	229,000	194,650
			896,533

Home Furnishing — 0.0%
Sealy Mattress Co.
8.250%	06/15/2014	71,000	69,935

Household Products — 0.1%
Church & Dwight Co., Inc.
6.000%	12/15/2012	150,000	139,500
Playtex Products, Inc.
8.000%	03/01/2011	108,000	111,510
Playtex Products, Inc.
9.375%	06/01/2011	197,000	201,433
Spectrum Brands, Inc.
7.375%	02/01/2015	150,000	96,000
			548,443

Housewares — 0.2%
Vitro SA de CV (d)
8.625%	02/01/2012	225,000	218,250
Vitro SA de CV (d)
9.125%	02/01/2017	385,000	369,600
			587,850

Insurance — 0.2%
Foundation Re II Ltd. FRN (d)
15.160%	01/08/2009	118,000	116,820
Foundation Re Ltd. FRN (d)
9.460%	11/24/2008	250,000	239,400
Residential Reinsurance Ltd., Series B FRN (d)
13.810%	06/06/2008	300,000	284,250
Vasco Re 2006 Ltd. FRN (d)
13.860%	06/05/2009	260,000	259,688
			900,158

Iron & Steel — 0.1%
AK Steel Corp.
7.750%	06/15/2012	200,000	197,000
AK Steel Corp.
7.875%	02/15/2009	31,000	31,000
Ispat Inland ULC
9.750%	04/01/2014	109,000	118,845
RathGibson, Inc.
11.250%	02/15/2014	60,000	61,800
			408,645

Leisure Time — 0.1%
Leslie’s Poolmart
7.750%	02/01/2013	$160,000	$156,000
NCL Corp.
10.625%	07/15/2014	200,000	188,000
Travelport LLC (a)
11.875%	09/01/2016	200,000	202,000
			546,000

Lodging — 0.5%
Caesars Entertainment, Inc.
7.875%	03/15/2010	161,000	155,365
French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp. (a) (d)
10.750%	04/15/2014	220,000	165,000
Mandalay Resort Group
9.375%	02/15/2010	130,000	132,925
Mandalay Resort Group
10.250%	08/01/2007	179,000	179,000
MGM Mirage (a)
6.750%	04/01/2013	120,000	110,700
MGM Mirage
8.375%	02/01/2011	190,000	192,375
Station Casinos, Inc.
6.500%	02/01/2014	200,000	169,500
Station Casinos, Inc.
6.875%	03/01/2016	60,000	50,550
Trump Entertainment Resorts, Inc.
8.500%	06/01/2015	350,000	294,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%	12/01/2014	447,000	414,593
			1,864,883

Machinery - Diversified — 0.0%
Case New Holland, Inc.
7.125%	03/01/2014	100,000	97,750
Douglas Dynamics LLC (d)
7.750%	01/15/2012	86,000	77,400
			175,150

Manufacturing — 0.1%
Bombardier, Inc. (d)
8.000%	11/15/2014	50,000	49,500
Koppers, Inc.
9.875%	10/15/2013	77,000	81,620
RBS Global, Inc. and Rexnord Corp.
11.750%	08/01/2016	165,000	165,000
			296,120

Media — 1.5%
Allbritton Communications Co.
7.750%	12/15/2012	204,000	198,900
American Media Operations, Inc. (a)
10.250%	05/01/2009	150,000	136,500

Block Communications, Inc. (d)
8.250%	12/15/2015	$90,000	$88,650
CCH II LLC
10.250%	09/15/2010	250,000	254,375
CCH II LLC/Charter Communications Holdings II Series B
10.250%	09/15/2010	180,000	182,700
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. (d)
8.375%	04/30/2014	121,000	119,488
CSC Holdings, Inc.
7.625%	04/01/2011	156,000	149,370
CSC Holdings, Inc.
7.625%	07/15/2018	200,000	178,000
Dex Media East LLC/Dex Media East Finance Co.
9.875%	11/15/2009	160,000	163,200
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%	08/15/2010	91,000	91,228
Dex Media West LLC/Dex Media Finance Co., Series B
9.875%	08/15/2013	160,000	168,000
Dex Media, Inc.
8.000%	11/15/2013	167,000	163,660
Dex Media, Inc.
9.000%	11/15/2013	200,000	180,000
Directv Holdings
6.375%	06/15/2015	150,000	135,000
Echostar DBS Corp.
6.625%	10/01/2014	312,000	290,160
Echostar DBS Corp.
7.000%	10/01/2013	70,000	67,200
Echostar DBS Corp.
7.125%	02/01/2016	100,000	94,500
Entercom Radio LLC/Entercom Capital, Inc.
7.625%	03/01/2014	75,000	71,625
Lin Television Corp.
6.500%	05/15/2013	122,000	117,425
Mediacom Broadband LLC (d)
8.500%	10/15/2015	165,000	157,575
Mediacom Broadband LLC
8.500%	10/15/2015	75,000	71,625
Mediacom LLC/Mediacom Capital Corp.
9.500%	01/15/2013	213,000	210,870
Medianews Group, Inc.
6.375%	04/01/2014	100,000	81,000
Medianews Group, Inc.
6.875%	10/01/2013	375,000	315,000
Nielsen Finance LLC Co. (d)
10.000%	08/01/2014	245,000	247,450
Nielsen Finance LLC Co. (a) (d)
12.500%	08/01/2016	180,000	117,900
Paxson Communications FRN (d)
11.610%	01/15/2013	165,000	166,650
Primedia, Inc.
8.000%	05/15/2013	183,000	192,379

Primedia, Inc.
8.875%	05/15/2011	$200,000	$205,750
Radio One, Inc.
8.875%	07/01/2011	108,000	108,000
Shaw Communications, Inc. Series B CAD (e)
8.540%	09/30/2027	543,000	511,795
Sinclair Broadcast Group, Inc.
8.000%	03/15/2012	195,000	195,000
Sirius Satellite Radio
9.625%	08/01/2013	60,000	57,300
XM Satellite Radio, Inc. (a)
9.750%	05/01/2014	90,000	87,300
			5,575,575

Metal Fabricate & Hardware — 0.1%
Trimas Corp.
9.875%	06/15/2012	237,000	235,815

Mining — 0.1%
Century Aluminum Co.
7.500%	08/15/2014	70,000	68,600
Novelis, Inc.
7.250%	02/15/2015	280,000	280,700
			349,300

Multi-National — 0.0%
Inter-American Development Bank BRL VRN (e)
0.000%	12/08/2009	250,000	138,773

Oil & Gas — 0.9%
Berry Petroleum Co.
8.250%	11/01/2016	30,000	28,950
Chesapeake Energy Corp.
6.875%	01/15/2016	452,000	430,530
Compton Petroleum Finance Corp.
7.625%	12/01/2013	190,000	177,650
Forest Oil Corp.
7.750%	05/01/2014	130,000	128,375
Frontier Oil Corp.
6.625%	10/01/2011	100,000	97,000
Gaz Capital SA (d)
8.625%	04/28/2034	425,000	516,375
Newfield Exploration Co.
6.625%	09/01/2014	400,000	382,000
Pogo Producing Co.
7.875%	05/01/2013	60,000	60,750
The Premcor Refining Group, Inc.
9.500%	02/01/2013	186,000	196,906
Quicksilver Resources, Inc.
7.125%	04/01/2016	225,000	208,688
Range Resources Corp.
6.375%	03/15/2015	60,000	55,800
Range Resources Corp.
7.500%	05/15/2016	225,000	221,063

Sabine Pass LNG, LP (d)
7.250%	11/30/2013	$145,000	$138,475
Sabine Pass LNG, LP (d)
7.500%	11/30/2016	290,000	275,500
Stone Energy Corp.
6.750%	12/15/2014	250,000	226,250
Tesoro Corp.
6.250%	11/01/2012	95,000	91,675
Tesoro Corp.
6.625%	11/01/2015	95,000	91,200
Whiting Petroleum Corp.
7.250%	05/01/2012	200,000	189,000
			3,516,187

Oil & Gas Services — 0.1%
Basic Energy Services
7.125%	04/15/2016	60,000	54,600
Hanover Compressor Co.
8.625%	12/15/2010	200,000	210,500
Hanover Equipment Trust, Class A
8.500%	09/01/2008	32,000	32,000
Universal Compression, Inc.
7.250%	05/15/2010	119,000	123,314
			420,414

Packaging & Containers — 0.7%
Ball Corp.
6.625%	03/15/2018	225,000	209,813
Berry Plastics Holding Corp.
8.875%	09/15/2014	330,000	316,800
Berry Plastics Holding Corp. (a)
10.250%	03/01/2016	137,000	129,465
Crown Americas, Inc.
7.750%	11/15/2015	205,000	201,925
Graham Packaging Co. (a)
9.875%	10/15/2014	386,000	362,840
Graphic Packaging International Corp.
8.500%	08/15/2011	312,000	309,660
Graphic Packaging International Corp.
9.500%	08/15/2013	95,000	95,000
Owens Brockway Glass Container, Inc.
7.750%	05/15/2011	108,000	109,620
Owens Brockway Glass Container, Inc.
8.750%	11/15/2012	298,000	309,920
Owens Brockway Glass Container, Inc.
8.875%	02/15/2009	190,000	192,375
Smurfit-Stone Container Enterprises, Inc.
8.250%	10/01/2012	285,000	274,313
Solo Cup Co. (a)
8.500%	02/15/2014	150,000	121,500
Stone Container Corp.
8.375%	07/01/2012	30,000	27,975
			2,661,206

Pharmaceuticals — 0.0%
Angiotech Pharmaceuticals, Inc. (a)
7.750%	04/01/2014	$60,000	$54,750
Omnicare, Inc.
6.750%	12/15/2013	50,000	45,750
Omnicare, Inc.
6.875%	12/15/2015	65,000	58,663
			159,163

Pipelines — 0.3%
Atlas Pipeline Partners LP
8.125%	12/15/2015	65,000	64,025
Copano Energy LLC
8.125%	03/01/2016	40,000	40,000
Dynegy Holdings, Inc.
6.875%	04/01/2011	159,000	151,050
Dynegy Holdings, Inc.
8.750%	02/15/2012	159,000	158,205
Kinder Morgan Energy Partners, LP
7.300%	08/15/2033	606,000	630,592
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	25,000	24,424
Targa Resources, Inc. (d)
8.500%	11/01/2013	130,000	144,127
			1,212,423

Real Estate Investment Trusts (REITS) — 0.1%
FelCor Lodging, LP REIT FRN
8.500%	06/01/2011	201,000	211,050
Host Hotels & Resorts, Inc. LP REIT
6.375%	03/15/2015	140,000	130,900
Host Hotels & Resorts, LP
6.875%	11/01/2014	30,000	28,950
Ventas Realty LP Capital Corp.
6.750%	04/01/2017	60,000	56,100
			427,000

Regional (State & Province) — 0.2%
Johor Corp., Series P3 MYR FRN (e)
1.000%	07/31/2012	1,870,000	565,071
Province Del Neuquen (d)
8.656%	10/18/2014	220,000	216,700
			781,771

Retail — 0.3%
Bon-Ton Stores, Inc. (a)
10.250%	03/15/2014	305,000	274,500
Buffets, Inc.
12.500%	11/01/2014	25,000	20,250
Claires Stores, Inc. (a) (d)
10.500%	06/01/2017	345,000	272,550
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	40,000	40,000

Linens ‘N Things, Inc. FRN (a)
10.985%	01/15/2014	$133,000	$86,450
Neiman-Marcus Group, Inc.
9.000%	10/15/2015	135,000	140,738
Neiman-Marcus Group, Inc.
10.375%	10/15/2015	90,000	94,725
Rent-A-Center, Inc.
7.500%	05/01/2010	100,000	97,250
Rite Aid Corp.
8.125%	05/01/2010	149,000	148,255
			1,174,718

Savings & Loans — 0.1%
Ocwen Capital Trust 1
10.875%	08/01/2027	196,000	199,920

Telecommunications — 2.1%
America Movil SA de CV MXN (d) (e)
8.460%	12/18/2036	9,100,000	844,525
American Cellular Corp., Series B
10.000%	08/01/2011	41,000	42,691
American Tower Corp.
7.500%	05/01/2012	153,000	151,470
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%	06/15/2013	215,000	225,481
Citizens Communications Co.
6.250%	01/15/2013	870,000	799,313
Cricket Communications, Inc.
9.375%	11/01/2014	100,000	98,625
Dobson Communications Corp. (a)
8.875%	10/01/2013	183,000	194,666
Dobson Communications Corp. FRN
9.610%	10/15/2012	40,000	40,400
Intelsat Bermuda Ltd.
11.250%	06/15/2016	10,000	10,450
Intelsat Corp.
9.000%	06/15/2016	50,000	50,125
Intelsat Subsidiary Holding Co. Ltd.
8.250%	01/15/2013	100,000	99,500
Intelsat Subsidiary Holding Co. Ltd. FRN
8.875%	01/15/2015	140,000	140,350
Nextel Communications
7.375%	08/01/2015	2,435,000	2,361,950
Nordic Telephone Co. Holdings (d)
8.875%	05/01/2016	75,000	74,250
NTL Cable PLC
9.125%	08/15/2016	50,000	50,500
PanAmSat Corp.
9.000%	08/15/2014	253,000	254,581
Qwest Corp.
8.875%	03/15/2012	1,135,000	1,193,169
Rogers Wireless Communications, Inc.
7.500%	03/15/2015	319,000	340,376

Rogers Wireless Communications, Inc.
8.000%	12/15/2012	$6,000	$6,332
Rural Cellular Corp.
9.875%	02/01/2010	132,000	136,950
Telefonica Del Peru SA PEN (d) (e)
8.000%	04/11/2016	828,300	276,842
Time Warner Telecom Holdings, Inc.
9.250%	02/15/2014	380,000	388,550
West Corp.
9.500%	10/15/2014	120,000	117,000
West Corp.
11.000%	10/15/2016	50,000	49,750
Windstream Corp.
8.625%	08/01/2016	80,000	81,000
Windstream Corp.
8.125%	08/01/2013	80,000	80,900
			8,109,746

Textiles — 0.1%
INVISTA (d)
9.250%	05/01/2012	220,000	226,600

Transportation — 0.0%
PHI, Inc.
7.125%	04/15/2013	75,000	69,375

Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.
8.375%	05/15/2015	115,000	113,275

Venture Capital — 0.1%
Arch Western Finance LLC
6.750%	07/01/2013	219,000	199,290

TOTAL CORPORATE DEBT (Cost $91,300,464)			88,911,896

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Financial Services
Collateralized Mortgage Obligations
Ace Securities Corp., Series 2005-HE7, Class A2B FRN
5.500%	11/25/2035	100,000	99,750
AESOP Funding II LLC, Series 2005-1A, Class A2 FRN (d)
5.380%	04/20/2009	50,000	49,995
Argent Securities, Inc., Series 2004-W8, Class A2 FRN
5.800%	05/25/2034	165,153	165,540
Argent Securities, Inc., Series 2006-M3, Class A2B FRN
5.420%	10/25/2036	100,000	99,649
Argent Securities, Inc., Series 2006-W5, Class A2B FRN
5.420%	06/25/2036	140,000	139,541

Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2
4.501%	07/10/2043	$200,000	$194,995
Banc of America Funding Corp., Series 2004-2, Class 2A1
6.500%	07/20/2032	109,979	109,927
Banc of America Mortgage Securities, Series 2004-8, Class 5A1
6.500%	05/25/2032	102,395	102,415
Centex Home Equity, Series 2006-A, Class AV2 FRN
5.420%	06/25/2036	180,000	179,831
Chaseflex Trust, Series 2006-2, Class A1B FRN
5.420%	09/25/2036	65,524	65,540
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1, Class A2B FRN
5.536%	03/01/2036	50,000	49,803
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 FRN
5.420%	10/25/2036	80,000	79,636
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B
5.205%	12/11/2049	430,000	422,312
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1
6.500%	08/25/2032	245,090	245,127
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A1
5.500%	05/25/2037	928,594	908,446
Deutshe ALT, Series 2006-AB2, Class A7 VRN
5.961%	06/25/2036	130,422	130,036
Deutshe ALT, Series 2006-AB3, Class A7 VRN
6.360%	07/25/2036	35,938	35,868
Deutshe ALT, Series 2006-AB4, Class A1A VRN
6.005%	06/25/2008	464,869	465,015
First Franklin Mortgage Loan, Series, 2006-FF10, Class A3 FRN
5.410%	07/25/2036	120,000	119,629
First Franklin Mortgage Loan, Series, 2006-FF9, Class 2A2 FRN
5.430%	06/25/2036	60,000	59,409
First Horizon Alternative Mortgage Securities, Series 2007-FA2, Class 1A1
5.500%	04/25/2037	225,455	222,734
First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2
6.560%	11/18/2035	110,895	111,114
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A2
4.853%	07/10/2045	120,000	118,145
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305%	08/10/2042	120,000	116,876
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2
5.117%	04/10/2037	130,000	128,333

Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2
5.381%	07/10/2012	$320,000	$316,326
Household Home Equity Loan Trust, Series 2005-3, Class A1 FRN
5.580%	01/20/2035	76,759	76,344
ICE EM CLO, Series 2007-1A, Class C FRN
8.400%	08/15/2022	800,000	800,000
ICE EM CLO, Series 2007-1A, Class D FRN
10.400%	08/15/2022	800,000	800,000
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A2
4.575%	07/15/2042	50,000	48,836
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A2
4.790%	10/15/2042	170,000	166,842
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2S
5.305%	01/15/2049	380,000	373,771
JP Morgan Commercial Mortgage Finance Corp., Series 2000-C9, Class A2
7.770%	10/15/2032	365,826	381,609
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 VRN
6.716%	02/25/2032	240,170	241,717
LB Commercial Conduit Mortgage Trust, Series 199-C2, Class C
7.470%	10/15/2032	314,000	326,603
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.950%	05/15/2025	370,932	389,958
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2
4.885%	09/15/2040	140,000	138,144
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2
5.318%	02/15/2040	350,000	345,651
Lehman XS Trust, Series 2005-10, Class 2A3B FRN
5.550%	01/25/2036	79,589	78,955
Lehman XS Trust, Series 2005-2, Class 2A1B FRN
5.180%	08/25/2035	66,962	66,815
Lehman XS Trust, Series 2005-4, Class 2A1B FRN
5.170%	10/25/2035	60,932	60,805
Malt, Series 2004-9, Class A3 FRN
4.700%	08/25/2034	26,010	25,848
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1
6.000%	07/25/2034	151,054	148,158
Morgan Stanley Capital I, Series 1997-XL1, Class G (d)
7.695%	10/03/2030	535,000	520,856
Nomura Asset Securities Corp., Series 1998-D, Class A
6.590%	03/15/2030	418,426	420,094

Optim One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN
5.420%	07/25/2036	$210,000	$208,786
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A2
6.360%	03/12/2034	373,000	382,446
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AF2 VRN
4.415%	04/25/2035	20,920	20,826
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class A3 VRN
5.680%	01/25/2036	70,000	69,936
Residential Accredit Loans, Inc. Series 2006-QS5, Class 2A2
6.000%	05/25/2036	160,963	160,492
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2
5.750%	01/25/2033	78,609	78,138
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5
6.000%	09/25/2036	705,676	701,356
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A8
6.000%	09/25/2036	173,127	172,605
Residential Accredit Loans, Inc., Series 2007-QS6, Class A114
5.750%	04/25/2037	298,976	297,665
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28
5.750%	04/25/2037	283,125	281,883
Residential Asset Mortgage Products, Inc. Series 2006-RS4, Class A1 FRN
5.400%	07/25/2036	45,769	45,765
Residential Asset Mortgage Products, Inc., Series 2004-RS7, Class AI3
4.450%	07/25/2028	32,890	32,713
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5
6.000%	09/25/2036	205,350	204,647
Residential Asset Securitization Trust, Series 2006-KS7, Class A2 FRN
5.420%	09/25/2036	150,000	149,729
Santa Fe de Bogota DC, COP (d) (e)
9.750%	07/26/2028	445,000,000	224,215
Specialty Underwriting & Residential Finance, Series 2005-BC3, Class A2B FRN
5.570%	06/25/2036	316,365	316,365
Structured Asset Investment Loan Trust, Series 2006-2, Class A1 FRN
5.380%	04/25/2036	35,142	35,098
Structured Asset Securities Corp., Series 2005-4XS, Class 3A1 FRN
5.180%	03/25/2035	58,191	58,142

Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN (d)
8.620%	11/14/2013	$90,000	$89,775
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2
4.782%	03/15/2042	220,000	216,687
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2
5.275%	11/15/2048	54,000	53,253
Washington Mutual, Inc., Series 2005-AR8, Class 2AB1 FRN
5.570%	07/25/2045	22,614	22,612
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN
5.420%	07/25/2036	120,000	119,644
			14,089,776

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $14,171,997)			14,089,776

SOVEREIGN DEBT OBLIGATIONS — 27.7%

Argentina Bonos
7.000%	09/12/2013	2,355,000	2,168,484
Argentine Republic
7.000%	10/03/2015	190,000	157,700
Argentine Republic ARS (e)
0.000%	12/21/2011	110,000	99,659
Argentine Republic ARS VRN (e)
2.000%	09/30/2014	3,259,000	1,101,964
Argentine Republic VRN
5.475%	08/03/2012	1,135,500	644,964
Autopistas del Nordeste Cayman Ltd. (d)
9.390%	01/15/2026	543,967	549,407
Banco Inves SA, MXN (e)
6.450%	03/13/2034	880,000	316,922
Bonos Y Oblig Del Estado EUR (e)
3.800%	01/31/2017	455,000	591,569
Bundesrepub Deutschland Series 05 EUR (e)
4.000%	01/04/2037	1,910,000	2,414,303
Canada Government CAD (e)
0.000%	11/01/2007 - 12/27/2007	3,515,000	3,258,085
Central Bank of Argentina ARS VRN (e) (f)
2.000%	02/04/2018	657,120	287,326
Central Bank of Nigeria
5.092%	01/05/2010	68,778	12,724
Cert Di Credito Des Treasury EUR FRN (e)
4.000%	07/01/2009	3,475,000	4,782,918
CSS Borys Treasury UAH (e)
10.000%	04/19/2010	765,000	154,500
CSS FSK Trust RUB (e)
7.100%	12/12/2008	5,200,000	212,510
CSS Gazpru Trust RUB (e)
6.790%	10/29/2009	11,760,000	472,113

CSS Gazpru Trust RUB (e)
6.950%	08/06/2009	$11,520,000	$472,121
CSS ROMTB Trust RON (e)
0.000%	08/15/2007	3,230,000	1,398,358
CSS Rurail Trust RUB (e)
6.670%	01/22/2009	6,900,000	273,050
Deutsche Bank AG Egypt Treasury EGP (e)
0.000%	09/12/2007	1,480,000	259,108
Deutsche Bank AG Russia Treasury RUB (e)
0.000%	02/18/2008 - 02/25/2008	32,570,000	1,229,394
Deutsche Bank AG Russia Treasury RUB (e)
7.100%	12/12/2008	7,090,000	282,989
Dominican Republic
0.000%	05/12/2008	89,157	82,708
Dominican Republic
9.040%	01/23/2018	437,191	478,724
Dominican Republic (d)
9.500%	09/27/2011	134,099	141,341
Federal Republic of Germany EUR (e)
0.000%	09/12/2007	1,240,000	1,692,127
French Republic EUR (e)
0.000%	10/18/2007	650,000	883,367
French Republic EUR (e)
3.250%	04/25/2016	1,865,000	2,344,435
French Republic EUR (e)
4.000%	10/25/2038	1,585,000	1,974,357
Gol Russag Treasury RUB (e)
0.000%	05/13/2009	12,000,000	505,755
Hellenic Republic EUR (e)
4.600%	05/20/2013	1,115,000	1,533,349
Japan Government JPY (e)
0.800%	01/15/2009	357,000,000	2,997,357
Japan Government JPY (e)
0.900%	12/20/2012	167,000,000	1,365,823
Japan Government JPY (e)
1.500%	03/20/2015	177,000,000	1,474,033
Japan Government JPY (e)
2.300%	12/20/2036	240,000,000	1,963,606
Kazakhstan KZT (e)
7.250%	03/20/2009	52,200,000	424,165
Kingdom of Belgium EUR (e)
0.000%	11/15/2007	1,195,000	1,618,607
Kingdom of Belgium EUR (e)
5.000%	03/28/2035	485,000	705,445
Kingdom of Denmark DKK (e)
4.000%	08/15/2008 - 11/15/2015	2,840,000	516,529
Kingdom of Denmark DKK (e)
7.000%	11/10/2024	270,000	64,116
Kingdom of Spain EUR (e)
0.000%	10/19/2007	1,285,000	1,746,049
Kingdom of the Netherlands EUR (e)
5.000%	07/15/2011	400,000	560,640
Malaysia Government MYR (e)
4.720%	09/30/2015	1,280,000	414,180

Mer Rccf Treasury RUB (e)
10.500%	10/04/2008	$13,000,000	$506,436
Morgan Stanley Bccrd Treasury KZT (e)
8.350%	05/30/2008	69,000,000	556,143
Morgan Stanley Dean Writter Government of Ukraine Treasury
0.000%	02/01/2009	1,190,000	1,225,700
MOS Beef, BRL (e)
14.590%	08/02/2010	880,000	397,613
New South Wales Treasury Corp. AUD (e)
5.500%	03/01/2017	1,505,000	1,191,366
Peru Bond Soberano PEN (e)
7.840%	08/12/2020	3,835,000	1,340,752
Peru Bond Soberano PEN (e)
8.200%	08/12/2026	2,375,000	863,869
Queensland Treasury Corp., AUD (e)
6.000%	07/14/2009	60,000	50,970
Republic of Argentina V
7.000%	03/28/2011	700,000	681,100
Republic of Argentina VRN
0.000%	12/15/2035	1,120,000	145,600
Republic of Austria, EUR (d) (e)
4.000%	09/15/2016	100,000	132,783
Republic of Brazil
0.000%	02/20/2012	432,737	439,358
Republic of Brazil
6.000%	01/17/2017	775,000	750,588
Republic of Brazil
8.000%	01/15/2018	2,330,000	2,523,390
Republic of Brazil
8.750%	02/04/2025	965,000	1,167,168
Republic of Brazil
8.875%	10/14/2019	1,190,000	1,413,125
Republic of Brazil
10.500%	07/14/2014	802,000	995,683
Republic of Brazil BRL (e)
0.000%	08/18/2010	420,000	362,393
Republic of Bulgaria (d)
8.250%	01/15/2015	250,000	288,360
Republic of Bulgaria
8.250%	01/15/2015	260,000	301,132
Republic of Colombia
7.375%	09/18/2037	731,000	778,515
Republic of Colombia (a)
8.125%	05/21/2024	205,000	234,930
Republic of Colombia
10.750%	01/15/2013	200,000	241,000
Republic of Colombia COP (e)
9.850%	06/28/2027	2,420,000,000	1,319,111
Republic of Colombia COP (e)
11.000%	07/24/2020	2,510,000,000	1,375,130
Republic of Colombia COP (e)
11.750%	03/01/2010	111,000,000	59,116
Republic of Colombia COP (e)
12.000%	10/22/2015	1,731,000,000	998,239

Republic of Costa Rica
9.995%	08/01/2020	$172,000	$222,740
Republic of Ecuador, Reg S FRN
10.000%	08/15/2030	915,000	768,600
Republic of Egypt
0.000%	01/10/2008 - 02/28/2008	490,892	506,454
Republic of Egypt EGP (e)
0.000%	02/05/2008	990,000	165,390
Republic of Egypt EGP (d) (e)
8.750%	07/18/2012	1,480,000	265,817
Republic of El Salvador (d)
7.625%	09/21/2034	178,000	201,140
Republic of El Salvador (d)
7.650%	06/15/2035	305,000	338,550
Republic of Germany EUR (e)
0.000%	01/16/2008	2,130,000	2,864,302
Republic of Germany, EUR (e)
3.750%	07/04/2013	620,000	823,831
Republic of Ghana (d)
0.000%	04/02/2010	534,233	549,726
Republic of Guatemala (d)
10.250%	11/08/2011	108,000	123,120
Republic of Indonesia (d)
6.750%	03/10/2014	430,000	427,850
Republic of Indonesia (a) (d)
7.250%	04/20/2015	785,000	802,663
Republic of Indonesia (d)
8.500%	10/12/2035	340,000	384,200
Republic of Nigeria NGN (e)
0.000%	01/27/2009 - 02/24/2009	31,700,000	279,028
Republic of Panama
6.700%	01/26/2036	395,000	392,038
Republic of Panama
7.250%	03/15/2015	425,000	444,125
Republic of Panama
8.875%	09/30/2027	140,000	172,200
Republic of Panama
9.375%	04/01/2029	500,000	647,500
Republic of Peru
0.000%	02/20/2011	235,000	246,153
Republic of Peru PEN (e)
6.900%	08/12/2037	740,000	233,934
Republic of Peru PEN (e)
8.600%	08/12/2017	1,109,000	407,011
Republic of Peru PEN (e)
9.910%	05/05/2015	2,393,000	922,491
Republic of Peru PEN (e)
12.250%	08/10/2011	386,000	149,142
Republic of Poland PLN (e)
	08/12/2007	1,430,000	516,480
Republic of Poland PLN (e)
5.000%	10/24/2013	1,850,000	649,538
Republic of Poland PLN (e)
5.750%	09/23/2022	445,000	162,999

Republic of South Africa NGN (e)
9.250%	01/18/2008	$30,900,000	$256,732
Republic of the Philippines
7.750%	01/14/2031	246,000	260,453
Republic of the Philippines
9.000%	02/15/2013	540,000	596,700
Republic of Turkey
7.000%	09/26/2016	1,195,000	1,199,873
Republic of Turkey
7.250%	03/15/2015	1,045,000	1,060,675
Republic of Turkey TRY (e)
0.000%	08/13/2008	4,195,000	2,749,912
Republic of Turkey TRY (e)
16.000%	03/07/2012	535,000	440,229
Republic of Uruguay
4.250%	04/05/2027	7,600,000	324,164
Republic of Uruguay
5.000%	09/14/2018	7,520,000	365,441
Republic of Uruguay
7.625%	03/21/2036	1,275,000	1,357,875
Republic of Uruguay
8.000%	11/18/2022	1,135,000	1,231,475
Republic of Vietnam
0.000%	04/13/2017	11,600,000,000	709,149
Republic of Vietnam
10.500%	01/19/2017	2,318,000,000	150,394
Russian Federation
0.000%	12/02/2008	130,344	133,172
Russian Federation
7.500%	12/04/2008	291,806	297,496
Russian Federation
12.500%	05/30/2012	665,000	680,029
Russian Federation RUB (e)
0.000%	02/20/2008 - 04/19/2011	14,635,000	560,312
Russian Federation RUB (e)
8.990%	03/26/2009	9,520,000	384,579
Russian Federation RUB (e)
9.240%	02/21/2012	18,645,000	763,378
Russian Federation, RUB (e)
5.000%	08/15/2034	17,190,000	599,790
Russian Federation, RUB (e)
8.590%	05/20/2010	15,100,000	602,297
Russian Federation, RUB (e)
9.250%	06/24/2012	16,800,000	663,429
State of Israel ILS (e)
7.500%	03/31/2014	5,469,000	1,372,949
Ukraine Telecom Treasury
0.000%	08/19/2010 - 08/20/2012	2,100,000	2,324,770
United Kingdom GBP (e)
4.000%	03/07/2009	805,000	1,596,951
United Kingdom GBP (e)
5.000%	03/07/2008	780,000	1,578,373
United Kingdom Treasury GBP (e)
6.000%	12/07/2028	900,000	2,112,985

United Mexican States RUB (e)
6.670%	01/22/2009	$11,850,000	$468,317
Wales Treasury AUD (e)
8.000%	03/01/2008	3,725,000	3,225,672
			106,701,044

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $104,053,251)			106,701,044

STRUCTURED OBLIGATIONS — 5.5%

Citigroup Funding, Inc. Unsec. Credit Linked Nts. (d)
	12/24/2007 - 03/12/2012	940,641	957,362
Citigroup Funding, Inc. Unsec. Credit Linked Nts.
	05/12/2008 - 05/18/2009	366,994	352,938
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts.
	10/03/2011	98,802	129,124
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts. (d)
	09/24/2007	293,940	291,953
Citigroup Global Markets Holdings, Inc., Republic of Argentina Bond Unsec. Credit Linked Nts. (d)
	05/22/2008	72,115	77,102
Citigroup Global Markets Holdings, Inc., Republic of Argentina Unsec. Credit Linked Nts.
	04/16/2010	276,883	209,714
Citigroup Global Markets Holdings, Inc., Republic of Colombia Unsec. Credit Linked Nts. (d)
	07/27/2020	128,592	179,823
Citigroup Global Markets Holdings, Inc., Republic of Egypt Unsec. Credit Linked Nts. (d)
	02/16/2008	163,286	170,862
Citigroup Global Markets Holdings, Inc., Republic of Nigeria Unsec. Credit Linked Nts. (d)
	03/01/2011 - 04/04/2011	928,328	1,139,533
Citigroup Global Markets Holdings, Inc., Ukraine Unsec. Credit Linked Nts. VRN (d)
	01/04/2010	58,772	52,913
Credit & Repackaged Securities Ltd. (d)
	03/29/2017 - 02/08/2037	7,500,000	786,239
Credit Suisse First Boston, Republic of Indonesia Treasury Unsec. Credit Linked Nts., IDR (e)
	09/16/2011	2,600,000,000	312,815
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts.
	01/20/2009	540,000	555,306
Credit Suisse First Boston, Ukraine Unsec. Credit Linked Nts., UAH (e)
	12/30/2009	4,415,000	954,912
Credit Suisse Turkish Credit Linked Nts., TRY (e)
	07/16/2008	250,000	166,489
Deutsche Bank AG Credit Linked Nts.
	09/01/2012	331,205	332,875
Deutsche Bank AG, Mexican Credit Linked Nts. MXN (e)
	01/05/2011	5,647,619	520,029
Deutsche Bank AG, Republic of Columbia Obligation COP (e)
	09/12/2014	287,000,000	170,725

Deutsche Bank AG, Republic of Indonesia Unsec. Credit Linked Nts.
	06/22/2013	$229,333	$289,212
Dresdner Bank NY Lukoil of Russia Unsec. Credit Linked Nts. FRN
	12/12/2011	200,000	209,960
JP Morgan Securities Ltd., Republic of Argentina Unsec. Credit Linked Nts.
	12/19/2011	1,610,006	552,579
JP Morgan Securities Ltd., Republic of Brazil Real Unsec. Credit Linked Nts., BRL (e)
	01/02/2015	10,000,000	2,417,391
JP Morgan Securities Ltd., Republic of Brazil Unsec. Credit Linked Nts.
	05/15/2045	1,180,000	1,018,882
JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts.
	10/31/2016	1,437,872	546,104
JP Morgan Securities Ltd., Republic of Columbia Unsec. Credit Linked Nts., COP (e)
	08/03/2020	1,370,363	403,846
JP Morgan Securities Ltd., Republic of Peru Unsec. Credit Linked Nts., PEN (d) (e)
	09/02/2015	292,127	158,625
Lehman Brothers, Romanian Unsec. Credit Linked Nts., RON (e)
	03/10/2008 - 04/18/2010	941,000	406,482
Lehman Brothers, Senegal, Unsec. Credit Linked Nts.
	05/15/2012	1,300,000	1,300,000
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Notes FRN (d)
	06/20/2016	160,000	163,080
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts.
	09/20/2015	2,400,000	2,753,688
Morgan Stanley, Republic of the Philippines Unsec. Credit Linked Nts. (d)
	09/20/2015	250,000	276,088
Morgan Stanley, Unsec. Credit Linked Nts. (d)
	01/05/2022	1,887,048	381,184
Morgan Stanley, Unsec. Credit Linked Nts. PEN (d) (e)
	03/23/2017	716,000	211,234
Piazza Vittoria Finance FRN EUR (e)
	07/20/2010	641,678	874,916
Red Square Capital Ltd. RUB (d) (e)
	11/20/2008	10,000,000	391,915
UBS AG Stamford CT, Ghanaian Credit Linked Notes.
	12/21/2011	170,755	178,446
UBS AG, Nigerian, Unsec. Credit Linked Nts.
	09/18/2011	1,200,000	1,208,928
			21,103,274

TOTAL STRUCTURED OBLIGATIONS (Cost $18,699,110)			21,103,274

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.0%
Collateralized Mortgage Obligations — 5.1%
FHLMC, Series 1360, Class PZ
7.500%	09/15/2022	$278,399	$278,811
FHLMC, Series 1628, Class LZ
6.500%	12/15/2023	351,290	359,488
FHLMC, Series 2035, Class PE
7.000%	03/15/2028	133,588	26,489
FHLMC, Series 2042, Class N
6.500%	03/15/2028	95,380	96,770
FHLMC, Series 2043, Class ZP
6.500%	04/15/2028	127,928	129,570
FHLMC, Series 2049, Class PL
7.000%	04/15/2028	840,740	161,345
FHLMC, Series 2055, Class ZM
6.500%	05/15/2028	62,428	63,667
FHLMC, Series 2080, Class Z
6.500%	08/15/2028	97,915	100,034
FHLMC, Series 2122, Class F FRN
5.770%	02/15/2029	222,975	225,471
FHLMC, Series 216, Class IO
6.000%	12/01/2031	79,544	20,343
FHLMC, Series 2177, Class SB FRN
3.600%	08/15/2029	697,051	71,517
FHLMC, Series 224, Class IO
6.000%	03/01/2033	349,877	91,244
FHLMC, Series 224, Class PO
0.000%	03/01/2033	117,816	87,163
FHLMC, Series 2279, Class PK
6.500%	01/15/2031	126,450	128,742
FHLMC, Series 2344, Class FP FRP
6.270%	08/15/2031	121,838	124,731
FHLMC, Series 2387, Class PD
6.000%	04/15/2030	5,405	5,399
FHLMC, Series 2401, Class FA FRN
5.970%	07/15/2029	380,350	386,697
FHLMC, Series 2410, Class PF FRN
6.300%	02/15/2032	358,266	367,099
FHLMC, Series 2412, Class GF FRN
6.270%	02/15/2032	264,788	271,075
FHLMC, Series 2427, Class ZM
6.500%	03/15/2032	178,739	182,001
FHLMC, Series 243, Class 6
6.000%	12/15/2032	123,838	30,333
FHLMC, Series 2435, Class EQ
6.000%	05/15/2031	246,605	248,597
FHLMC, Series 2451, Class FD FRN
6.320%	03/15/2032	90,969	93,265
FHLMC, Series 2453, Class BD
6.000%	05/15/2017	149,081	150,362
FHLMC, Series 2461, Class PZ
6.500%	06/15/2032	226,620	226,789
FHLMC, Series 2464, Class FI FRN
6.320%	02/15/2032	72,944	75,079

FHLMC, Series 2470, Class LF FRN
6.320%	02/15/2032	$72,544	$74,667
FHLMC, Series 2471, Class FD FRN
6.320%	03/15/2032	136,337	140,326
FHLMC, Series 2517, Class GF FRN
6.320%	02/15/2032	82,573	84,989
FHLMC, Series 2551, Class LF FRN
5.820%	01/15/2033	359,619	364,246
FHLMC, Series 2641, Class CE
3.500%	09/15/2025	121,179	118,478
FHLMC, Series 2676, Class KY
5.000%	09/15/2023	119,000	110,683
FHLMC, Series 2727, Class UA
3.500%	10/15/2022	65,439	64,347
FHLMC, Series 2736, Class DB
3.300%	11/15/2026	548,565	533,105
FHLMC, Series 2777, Class PJ
4.000%	05/15/2024	68,452	67,492
FHLMC, Series 2802, Class AS FRN
1.930%	04/15/2033	249,748	13,039
FHLMC, Series 2819, Class S FRN
2.250%	06/15/2034	532,978	39,418
FHLMC, Series 2920, Class S FRN
1.350%	01/15/2035	306,463	13,486
FHLMC, Series 2934, Class NA
5.000%	04/15/2024	186,642	185,718
FHLMC, Series 2939, Class PE
5.000%	02/15/2035	658,000	599,594
FHLMC, Series 3000, Class SE FRN
0.800%	07/15/2025	419,280	13,561
FHLMC, Series 3004, Class SB FRN
0.800%	07/15/2035	553,812	15,997
FHLMC, Series 3025, Class SJ FRN
5.243%	08/15/2035	24,855	24,068
FHLMC, Series 3094, Class HS
4.877%	06/15/2034	90,208	86,635
FHLMC, Series 3110, Class SL
0.830%	02/15/2026	435,663	14,415
FHLMC, Series 3138, Class PA
5.500%	02/15/2027	1,017,835	1,020,463
FNMA, Series 1999-54, Class LH
6.500%	11/25/2029	177,924	180,822
FNMA, Series 2001-44, Class QC
6.000%	09/25/2016	329,109	332,374
FNMA, Series 2001-46, Class ZG
6.000%	09/25/2031	897,699	897,511
FNMA, Series 2001-50, Class NE
6.000%	08/25/2030	5,655	5,646
FNMA, Series 2001-51, Class OD
6.500%	10/25/2031	165,451	169,007
FNMA, Series 2001-68, Class FD FRN
5.820%	12/25/2031	971,508	984,261
FNMA, Series 2001-69, Class PF FRN
6.320%	12/25/2031	160,000	164,800

FNMA, Series 2001-70, Class LR
6.000%	09/25/2030	$15,977	$16,000
FNMA, Series 2001-80, Class Z
6.000%	01/25/2032	179,411	179,291
FNMA, Series 2001-82, Class ZA
6.500%	01/25/2032	73,339	74,855
FNMA, Series 2001-T10, Class IO VRN
0.450%	12/25/2041	5,946,399	80,322
FNMA, Series 2002-29, Class F FRN
6.320%	04/25/2032	77,258	79,538
FNMA, Series 2002-60, Class FH FRN
6.320%	08/25/2032	208,310	214,468
FNMA, Series 2002-64, Class FJ FRN
6.320%	04/25/2032	24,316	25,034
FNMA, Series 2002-66, Class FG FRN
6.320%	09/25/2032	523,832	539,330
FNMA, Series 2002-68, Class 20 FRN
5.820%	10/18/2032	71,688	72,563
FNMA, Series 2002-89, Class S FRN
2.850%	01/25/2033	138,792	13,079
FNMA, Series 2002-9, Class PC
6.000%	03/25/2017	146,635	147,686
FNMA, Series 2003-116, Class FA FRN
5.720%	11/25/2033	34,827	35,082
FNMA, Series 2003-118, Class S, IO
4.270%	12/25/2033	351,304	39,247
FNMA, Series 2003-13, Class IO
7.000%	03/25/2033	169,074	45,167
FNMA, Series 2003-130, Class CS FRN
3.460%	12/25/2033	220,103	200,329
FNMA, Series 2003-17, Class EQ
5.500%	03/25/2023	403,000	383,902
FNMA, Series 2003-23, Class EQ
5.500%	04/25/2023	331,000	315,193
FNMA, Series 2003-33, Class SP FRN
2.900%	05/25/2033	204,729	22,821
FNMA, Series 2003-4, Class S, IO FRN
2.900%	02/25/2033	104,846	10,765
FNMA, Series 2003-81, Class NB
4.500%	11/25/2014	490,000	483,215
FNMA, Series 2003-81, Class PU
4.000%	03/25/2025	144,917	142,573
FNMA, Series 2003-84, Class AJ
3.000%	04/25/2013	163,131	160,318
FNMA, Series 2003-84, Class GC
4.500%	05/25/2015	590,000	581,840
FNMA, Series 2003-84, Class PW
3.000%	06/25/2022	84,000	83,065
FNMA, Series 2004-101, Class BG
5.000%	01/25/2020	155,000	149,566
FNMA, Series 2004-52, Class JR
4.500%	07/25/2024	274,958	272,259
FNMA, Series 2004-W9, Class 2A2
7.000%	02/25/2044	72,299	74,402

FNMA, Series 2005-100, Class BQ
5.500%	11/25/2025	$110,000	$104,895
FNMA, Series 2005-105, Class SA
1.380%	12/25/2035	1,552,949	79,996
FNMA, Series 2005-40, Class SA, IO FRN
1.350%	05/25/2035	898,749	39,982
FNMA, Series 2005-40, Class SB, IO FRN
1.400%	05/25/2035	234,584	10,648
FNMA, Series 2005-59, Class NQ FRN
3.575%	05/25/2035	162,353	144,062
FNMA, Series 2005-71, Class DB
4.500%	08/25/2035	190,000	172,421
FNMA, Series 2005-71, Class SA, IO FRN
1.400%	08/25/2025	265,074	14,339
FNMA, Series 2005-85, Class SA
0.830%	10/25/2035	2,227,504	69,423
FNMA, Series 2005-87, Class SG FRN
1.350%	10/25/2035	1,253,541	65,754
FNMA, Series 2006-11, Class PS FRN
5.060%	03/25/2036	117,929	113,137
FNMA, Series 2006-119, Class MS FRN
1.350%	12/25/2036	125,790	6,545
FNMA, Series 2006-33, Class SP FRN
1.850%	05/25/2036	1,169,015	98,452
FNMA, Series 2006-44, Class 0A
5.500%	12/25/2026	295,793	296,671
FNMA, Series 2006-46, Class SW FRN
4.693%	06/25/2036	154,034	145,008
FNMA, Series 2006-50, Class KS FRN
4.693%	06/25/2036	135,633	123,453
FNMA, Series 2006-50, Class SK FRN
4.693%	06/25/2036	165,882	152,779
FNMA, Series 2006-57, Class PA
5.500%	08/25/2027	398,096	399,416
FNMA, Series 2006-75, Class SA FRN
1.120%	08/25/2036	248,767	13,513
FNMA, Series 2006-90, Class SX
1.910%	09/25/2036	555,156	32,103
FNMA, Series 2055-87, Class SE FRN
0.700%	10/25/2035	1,695,330	51,397
FNMA, Series 254, Class 2
7.500%	01/01/2024	369,073	102,662
FNMA, Series 319, Class IO
6.500%	02/01/2032	1,160,104	305,678
FNMA, Series 324, Class 2, IO
6.500%	07/01/2032	217,986	55,552
FNMA, Series 331, Class 5
6.000%	02/01/2033	338,829	86,376
FNMA, Series 334, Class 5
5.500%	05/01/2033	195,561	48,908
FNMA, Series 339, Class 7
5.500%	07/01/2033	682,143	162,605
FNMA, Series 342, Class IO
6.000%	10/01/2033	1,061,895	276,101

FNMA, Series 344, Class 2
6.000%	12/01/2033	$481,862	$125,432
FNMA, Series SMBS, Class 321, IO
6.500%	04/01/2032	321,064	84,447
GNMA, Series 2000-12, Class ZA
8.000%	02/16/2030	1,020,718	1,102,973
GNMA, Series 2001-62, Class KZ
6.500%	12/16/2031	340,358	348,018
Total Collateralized Mortgage Obligations			19,595,885

Pass-Through Securities — 20.9%
FHLMC
3.375%	04/15/2009	6,240,000	6,070,250
FHLMC
4.500%	05/01/2019	838,079	801,250
FHLMC
5.000%	06/11/2009 - 12/01/2034	6,441,192	6,413,403
FHLMC
5.500%	08/20/2012	6,190,000	6,274,300
FHLMC
6.000%	07/01/2024 - 09/01/2024	303,568	302,761
FHLMC
6.500%	04/01/2018 - 06/01/2035	2,328,502	2,369,609
FHLMC
7.000%	03/01/2031 - 10/01/2031	146,135	152,033
FHLMC
7.500%	02/01/2032	35,511	37,319
FHLMC
8.500%	08/01/2031	20,279	21,693
FNMA
0.000%	10/05/2007	610,000	604,233
FNMA
4.500%	05/01/2018 - 08/01/2020	4,765,824	4,559,208
FNMA
5.000%	10/15/2011 - 09/01/2035	10,209,484	9,782,078
FNMA
5.125%	07/13/2009	8,270,000	8,292,642
FNMA
5.375%	06/12/2017	540,000	538,041
FNMA
5.500%	03/01/2033 - 01/01/2034	5,348,619	5,194,613
FNMA
6.000%	05/15/2008 - 11/01/2033	6,399,175	6,504,443
FNMA
6.500%	05/01/2017 - 10/01/2034	1,807,976	1,844,409
FNMA
7.000%	11/01/2017 - 04/01/2034	1,523,332	1,581,528
FNMA
7.250%	01/15/2010	1,120,000	1,177,030
FNMA
7.500%	02/01/2027 - 03/01/2033	867,709	915,448
FNMA Interest Strip
6.000%	03/01/2033 - 08/01/2035	430,660	103,868
FNMA TBA (g)
5.000%	08/01/2022	193,000	187,104

FNMA TBA (g)
5.500%	08/01/2022 - 08/01/2037	$10,211,000	$9,877,022
FNMA TBA (g)
6.000%	08/01/2022 - 08/01/2037	5,661,000	5,650,679
GNMA
13.000%	10/15/2015	80,859	92,155
GNMA
13.500%	06/15/2015	106,500	121,849
Resolution Funding Corp. Principal Strip
	01/15/2021	1,955,000	967,663
Total Pass-Through Securities			80,436,631
Total			100,032,516

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $100,351,839)			100,032,516

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Government Agencies
U.S. Treasury Bond (a) (f)
4.500%	02/15/2036	50,000	46,789
U.S. Treasury Note
4.500%	03/31/2009	11,900,000	11,872,109
U.S. Treasury Strips
0.000%	02/15/2016	913,000	607,158
			12,526,056

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,534,285)			12,526,056

TOTAL BONDS & NOTES (Cost $343,117,055)			345,285,998

OPTIONS — 0.0%
Deutsche Bank Currency Basket Put, Expires 12/7/2007, Strike 0.925		4,270,000	18,000

TOTAL OPTIONS (Cost $39,284)			18,000

TOTAL LONG TERM INVESTMENTS (Cost $349,462,387)			351,099,778

SHORT-TERM INVESTMENTS — 14.8%
Cash Equivalents — 1.5% (i)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	120,120	120,120
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	100,100	100,100

Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	$150,150	$150,150
Bank of America
5.270%	08/17/2007	100,100	100,100
Bank of America
5.300%	08/07/2007	250,250	250,250
Bank of America
5.300%	09/17/2007	100,100	100,100
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	200,200	200,200
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	30,030	30,030
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	130,130	130,130
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	100,100	100,100
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	94,692	94,692
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	100,100	100,100
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	50,050	50,050
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	50,050	50,050
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	200,200	200,200
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	120,120	120,120
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	288,403	288,403
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	270,270	270,270
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	150,150	150,150
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	150,150	150,150
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	200,200	200,200
FHLMC
5.176%	08/07/2007	20,020	20,020
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	100,100	100,100
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	100,100	100,100
General Electric Co.
5.277%	08/24/2007	100,100	100,100
General Electric Co.
5.283%	08/31/2007	178,924	178,924
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	100,100	100,100
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	100,100	100,100

Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	$100,100	$100,100
Morgan Stanley & Co.
5.320%	08/01/2007	90,090	90,090
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	150,150	150,150
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	200,200	200,200
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	120,120	120,120
Reserve Primary Money Market Fund (h)
		150,150	150,150
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	200,200	200,200
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	30,030	30,030
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	285,668	285,668
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	40,040	40,040
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	100,100	100,100
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	200,200	200,200
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	100,100	100,100
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	60,060	60,060
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	150,150	150,150
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	100,100	100,100
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	50,050	50,050
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	160,160	160,160
			5,942,777

Discount Notes — 5.2%
FHLMC
4.945%	02/04/2008	1,750,000	1,705,048
FHLMC
5.080%	08/20/2007	18,490,000	18,440,426
			20,145,474

Repurchase Agreements — 8.1%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (j)
		31,033,810	31,033,810

TOTAL SHORT-TERM INVESTMENTS (Cost $57,122,061)			57,122,061

TOTAL INVESTMENTS — 106.0% (Cost $406,584,448) (k)	$408,221,839

Other Assets/(Liabilities) — (6.0%)	(23,107,803)

NET ASSETS — 100.0%	$385,114,036

Notes to Portfolio of Investments

ARS - Argentine Peso

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

COP - Colombian Peso

DKK - Danish Krone

EGP - Egyptian Pound

EUR - Euro

FRN - Floating Rate Note

GBP - British Pound

IDR - Indonesian Rupiah

ILS - Israeli Shekel

JPY - Japanese Yen

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigeria Naira

PEN - Peruvian New Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - New Romanian Leu

RUB - Russian Ruble

TBA - To be announced

TRY - New Turkish Lira

UAH - Ukraine Hryvnia

VRN - Variable Rate Note

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities amounted to a value of $36,115,051 or 9.4% of net assets.

(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	This security is held as collateral for open futures contracts. (Note 2).
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	Amount represents shares owned of the fund.

(i)	Represents investments of security lending collateral. (Note 2).
(j)

Maturity value of $31,036,844. Collateralized by a U.S. Government Agency obligation with a rate of 3.903%, maturity date of 9/01/2033, and an aggregate market value, including accrued interest of $31,657,478.

(k)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

		Principal
		Amount	Market Value
BONDS & NOTES — 85.2%
CORPORATE DEBT — 85.2%
Advertising — 0.9%
RH Donnelley Corp.
8.875%	01/15/2016	$1,700,000	$1,653,250

Aerospace & Defense — 0.5%
Transdigm, Inc. (a)
7.750%	07/15/2014	1,000,000	980,000

Automotive & Parts — 6.1%
Affinia Group, Inc.
9.000%	11/30/2014	3,225,000	3,063,750
American Tire Distributor FRN (a)
11.610%	04/01/2012	1,000,000	980,000
The Goodyear Tire & Rubber Co. (b)
9.000%	07/01/2015	1,495,000	1,532,375
Stanadyne Corp.
10.000%	08/15/2014	1,300,000	1,313,000
Tenneco Automotive, Inc. (b)
8.625%	11/15/2014	2,300,000	2,300,000
Titan International, Inc.
8.000%	01/15/2012	425,000	433,500
United Components, Inc.
9.375%	06/15/2013	1,850,000	1,877,750
			11,500,375

Building Materials — 0.9%
Interline Brands, Inc.
8.125%	06/15/2014	1,700,000	1,683,000

Commercial Services — 7.9%
Aramark Corp. (a)
8.500%	02/01/2015	650,000	612,625
Aramark Corp. FRN (a)
8.856%	02/01/2015	650,000	604,500
Cenveo Corp.
7.875%	12/01/2013	3,350,000	3,165,750
Iron Mountain, Inc. (b)
8.750%	07/15/2018	2,650,000	2,616,875
Mac-Gray Corp.
7.625%	08/15/2015	900,000	877,500
Rental Service Corp. (a)
9.500%	12/01/2014	1,800,000	1,755,000
United Rentals
7.750%	11/15/2013	1,250,000	1,284,375
Valassis Communications, Inc., (a)
8.250%	03/01/2015	1,930,000	1,640,500
Williams Scotsman, Inc.
8.500%	10/01/2015	2,200,000	2,365,000
			14,922,125

1

Diversified Financial — 5.3%
Ford Motor Credit Co.
8.000%	12/15/2016	$2,875,000	$2,649,660
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. (a) (b)
9.750%	04/01/2017	2,310,000	2,286,900
Idearc, Inc.
8.000%	11/15/2016	1,580,000	1,497,050
KAR Holdings, Inc., (a)
10.000%	05/01/2015	1,850,000	1,628,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. (a)
10.625%	04/01/2017	2,100,000	1,837,500
			9,899,110

Electric — 3.7%
AES Corp.
8.750%	06/15/2008	142,000	142,710
AES Corp.
8.875%	02/15/2011	1,250,000	1,268,750
Edison Mission Energy Corp.
7.750%	06/15/2016	140,000	134,050
Intergen NV (a)
9.000%	06/30/2017	2,000,000	1,970,000
NRG Energy, Inc.
7.375%	02/01/2016	1,350,000	1,302,750
Sierra Pacific Resources
6.750%	08/15/2017	940,000	876,222
Tenaska Alabama Partners LP (a)
7.000%	06/30/2021	1,225,518	1,237,773
			6,932,255

Engineering & Construction — 0.4%
North American Energy Partners, Inc.
8.750%	12/01/2011	775,000	778,875

Entertainment — 3.2%
AMC Entertainment, Inc. (b)
11.000%	02/01/2016	2,315,000	2,390,238
Diamond Jo LLC
8.750%	04/15/2012	900,000	900,000
Mohegan Tribal Gaming Authority
6.375%	07/15/2009	1,000,000	976,250
Tunica-Biloxi Gaming Authority (a)
9.000%	11/15/2015	1,800,000	1,800,000
			6,066,488

Environmental Controls — 1.9%
Allied Waste North America, Inc.
6.125%	02/15/2014	1,500,000	1,374,375
Waste Services, Inc.
9.500%	04/15/2014	2,200,000	2,233,000
			3,607,375

2

Foods — 0.7%
Land O’ Lakes, Inc.
8.750%	11/15/2011	$430,000	$438,600
Land O’ Lakes, Inc.
9.000%	12/15/2010	500,000	518,750
Stater Brothers Holdings (a)
7.750%	04/15/2015	350,000	325,500
			1,282,850

Forest Products & Paper — 1.5%
Newark Group, Inc.
9.750%	03/15/2014	2,725,000	2,725,000
Rock-Tenn Co.
8.200%	08/15/2011	150,000	154,500
			2,879,500

Health Care - Services — 2.7%
Community Health Systems, Inc. (a)
8.875%	07/15/2015	1,715,000	1,665,694
HCA, Inc. (a)
9.250%	11/15/2016	3,450,000	3,424,125
			5,089,819

Holding Company - Diversified — 0.4%
Leucadia National Corp.
7.000%	08/15/2013	750,000	705,000

Home Furnishing — 1.8%
ALH Finance LLC/ALH Finance Corp.
8.500%	01/15/2013	3,620,000	3,457,100

Iron & Steel — 1.2%
Steel Dynamics, Inc. (a)
6.750%	04/01/2015	650,000	617,500
Tube City IMS Corp.
9.750%	02/01/2015	1,630,000	1,585,175
			2,202,675

Lodging — 0.9%
Park Place Entertainment Corp.
7.000%	04/15/2013	45,000	46,350
Station Casinos, Inc.
6.625%	03/15/2018	2,000,000	1,600,000
			1,646,350

Machinery - Diversified — 2.1%
Stewart & Stevenson LLC (a)
10.000%	07/15/2014	3,750,000	3,862,500

Manufacturing — 1.3%
Bombardier, Inc. (a)
6.300%	05/01/2014	2,765,000	2,516,150

Media — 5.0%
Cablevision Systems Corp., Series B
8.000%	04/15/2012	2,750,000	2,564,375
CCH I LLC
11.125%	01/15/2014	5,340,000	4,912,800

3

Mediacom Broadband LLC
8.500%	10/15/2015	$2,000,000	$1,910,000
			9,387,175

Metal Fabricate & Hardware — 1.3%
Trimas Corp.
9.875%	06/15/2012	2,546,000	2,533,270

Mining — 1.1%
Freeport-McMoran Copper & Gold, Inc.
8.375%	04/01/2017	1,985,000	2,084,250

Oil & Gas — 9.4%
Brigham Exploration Co.
9.625%	05/01/2014	3,280,000	3,140,600
Chaparral Energy, Inc. (a)
8.875%	02/01/2017	2,500,000	2,275,000
Chesapeake Energy Corp.
6.500%	08/15/2017	1,810,000	1,669,725
Clayton William Energy
7.750%	08/01/2013	1,750,000	1,566,250
Exco Resources, Inc.
7.250%	01/15/2011	1,505,000	1,493,713
Mariner Energy, Inc.
8.000%	05/15/2017	2,810,000	2,641,400
Petrohawk Energy Corp.
9.125%	07/15/2013	2,225,000	2,291,750
Quicksilver Resources, Inc.
7.125%	04/01/2016	950,000	881,125
Tesoro Corp. (a)
6.500%	06/01/2012	1,800,000	1,701,000
			17,660,563

Oil & Gas Services — 0.8%
Basic Energy Services
7.125%	04/15/2016	1,600,000	1,456,000

Packaging & Containers — 5.2%
Graham Packaging Co. (b)
9.875%	10/15/2014	3,600,000	3,384,000
Packaging Dynamics Finance Corp. (a)
10.000%	05/01/2016	2,625,000	2,625,000
Pliant Corp. (b)
11.125%	09/01/2009	2,970,000	2,732,400
Pregis Corp. (b)
12.375%	10/15/2013	1,000,000	1,110,000
			9,851,400

Pipelines — 5.1%
Atlas Pipeline Partners LP
8.125%	12/15/2015	400,000	394,000
Dynegy Holdings, Inc.
8.375%	05/01/2016	2,720,000	2,529,600
Kinder Morgan Finance
5.700%	01/05/2016	2,600,000	2,307,887

4

MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
6.875%	11/01/2014	$1,390,000	$1,292,700
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	350,000	341,936
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	700,000	714,247
Tennessee Gas Pipeline
7.000%	03/15/2027	1,300,000	1,310,098
Williams Cos., Inc.
7.125%	09/01/2011	250,000	250,000
Williams Cos., Inc. Series A
7.500%	01/15/2031	500,000	492,500
			9,632,968

Retail — 5.8%
Dave & Buster’s, Inc. (b)
11.250%	03/15/2014	2,500,000	2,425,000
Inergy LP/Inergy Finance Corp.
8.250%	03/01/2016	1,025,000	1,025,000
Neiman-Marcus Group, Inc. (b)
10.375%	10/15/2015	2,050,000	2,157,625
Rent-A-Center, Inc.
7.500%	05/01/2010	1,000,000	972,500
Rite Aid Corp. (a) (b)
9.500%	06/15/2017	2,325,000	2,057,625
Sbarro, Inc. (b)
10.375%	02/01/2015	2,500,000	2,187,500
			10,825,250

Telecommunications — 6.2%
Cincinnati Bell, Inc.
8.375%	01/15/2014	1,575,000	1,496,250
Hawaiian Telcom Communications (b)
12.500%	05/01/2015	3,050,000	3,202,500
Insight Midwest LP/Insight Capital, Inc.
9.750%	10/01/2009	194,000	193,515
NTL Cable PLC
9.125%	08/15/2016	3,565,000	3,600,650
Qwest Capital Funding, Inc.
7.000%	08/03/2009	650,000	640,250
Qwest Communications International, Inc.
7.500%	02/15/2014	1,150,000	1,104,000
Qwest Corp.
7.500%	10/01/2014	200,000	196,000
Qwest Corp.
8.875%	03/15/2012	125,000	131,406
Stratos Global Corp.
9.875%	02/15/2013	985,000	1,019,475
			11,584,046

5

Transportation — 1.9%
Bristow Group, Inc. (a)
7.500%	09/15/2017	$560,000	$554,400
Quality Distribution LLC/QD Capital Corp.
9.000%	11/15/2010	1,665,000	1,590,075
Quality Distribution LLC/QD Capital Corp. FRN
9.860%	01/15/2012	1,325,000	1,331,625
			3,476,100

TOTAL BONDS & NOTES (Cost $165,279,785)			160,155,819

SHORT-TERM INVESTMENTS — 27.2%
Cash Equivalents — 13.1% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	497,922	497,922
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	414,940	414,940
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	622,409	622,409
Bank of America
5.270%	08/17/2007	414,940	414,940
Bank of America
5.300%	08/07/2007	1,037,349	1,037,349
Bank of America
5.300%	09/17/2007	414,940	414,940
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	829,879	829,879
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	124,482	124,482
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	539,421	539,421
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	414,940	414,940
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	392,537	392,537
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	414,940	414,940
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	207,470	207,470
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	207,470	207,470
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	829,879	829,879
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	497,927	497,927
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	1,195,506	1,195,506
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	1,120,337	1,120,337
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	622,409	622,409

6

Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	$622,409	$622,409
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	829,879	829,879
FHLMC
5.176%	08/07/2007	82,988	82,988
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	414,940	414,940
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	414,940	414,940
General Electric Co.
5.277%	08/24/2007	414,940	414,940
General Electric Co.
5.283%	08/31/2007	741,687	741,687
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	414,940	414,940
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	414,940	414,940
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	414,940	414,940
Morgan Stanley & Co.
5.320%	08/01/2007	373,446	373,446
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	622,409	622,409
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	829,879	829,879
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	497,927	497,927
Reserve Primary Money Market Fund (c)
		622,409	622,409
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	829,879	829,879
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	124,482	124,482
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	1,184,185	1,184,185
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	165,976	165,976
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	414,940	414,940
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	829,879	829,879
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	414,940	414,940
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	248,964	248,964
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	622,409	622,409
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	414,940	414,940
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	207,470	207,470
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	663,903	663,903
			24,634,337

7

Commercial Paper — 14.1%
CIT Group, Inc.
5.330%	08/03/2007	$1,000,000	$999,704
DaimlerChrysler North America Holding Corp.
5.350%	08/02/2007	1,027,000	1,026,847
Detroit Edison Co.
5.380%	08/02/2007	4,000,000	3,999,402
Elsevier Finance SA
5.380%	08/07/2007	2,742,000	2,739,541
Kraft Foods, Inc.
5.330%	08/01/2007	3,039,000	3,039,000
Pearson, Inc.
5.400%	08/24/2007	4,000,000	3,986,200
Starbucks Corp.
5.380%	08/03/2007	3,795,000	3,793,866
Textron Financial Corp.
5.300%	08/02/2007	1,149,000	1,148,831
Verizon Communications, Inc.
5.300%	08/06/2007	4,000,000	3,997,055
Walt Disney Co.
5.300%	08/10/2007	1,823,000	1,820,585
			26,551,031

TOTAL SHORT-TERM INVESTMENTS (Cost $51,185,368)			51,185,368

TOTAL INVESTMENTS — 112.4% (Cost $216,465,153) (e)			$211,341,187

Other Assets/(Liabilities) — (12.4%)			(23,333,485)

NET ASSETS — 100.0%			$188,007,702

Notes to Portfolio of Investments

FRN - Floating Rate Note

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $38,957,292 or 20.7% of net assets.

(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier Balanced Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 58.5%
COMMON STOCK — 58.5%
Advertising — 0.1%
Omnicom Group, Inc.	2,400	$124,488

Aerospace & Defense — 1.9%
Boeing Co.	7,700	796,411
General Dynamics Corp.	3,200	251,392
L-3 Communications Holdings, Inc.	2,900	282,924
Lockheed Martin Corp.	6,100	600,728
Northrop Grumman Corp.	6,500	494,650
Raytheon Co.	9,700	536,992
Rockwell Collins, Inc.	1,100	75,570
United Technologies Corp.	9,000	656,730
		3,695,397

Agriculture — 1.1%
Altria Group, Inc.	28,800	1,914,336
Reynolds American, Inc. (a)	2,000	122,340
UST, Inc.	1,300	69,615
		2,106,291

Airlines — 0.0%
Southwest Airlines Co. (a)	500	7,830

Apparel — 0.1%
Coach, Inc. (b)	1,700	77,282
Nike, Inc. Cl. B	3,200	180,640
Polo Ralph Lauren Corp. (a)	500	44,675
		302,597

Auto Manufacturers — 0.1%
Ford Motor Co. (a) (b)	21,800	185,518
General Motors Corp.	3,400	110,160
Paccar, Inc.	100	8,182
		303,860

Automotive & Parts — 0.1%
Genuine Parts Co.	700	33,306
Johnson Controls, Inc.	1,600	181,040
		214,346

Banks — 3.1%
Bank of America Corp.	38,364	1,819,221
The Bank of New York Mellon Corp.	7,499	319,082
BB&T Corp.	3,800	142,196
Capital One Financial Corp.	2,542	179,872
Comerica, Inc.	1,700	89,522
Fifth Third Bancorp	6,100	225,029
First Horizon National Corp. (a)	800	25,376
Huntington Bancshares, Inc.	1,700	32,640
KeyCorp	5,800	201,202
M&T Bank Corp.	600	63,774

1

Marshall and Ilsley Corp.	1,400	$57,694
National City Corp.	4,100	120,499
Northern Trust Corp.	700	43,722
PNC Financial Services Group, Inc.	2,500	166,625
Regions Financial Corp.	5,097	153,267
State Street Corp.	1,400	93,842
SunTrust Banks, Inc. (a)	2,500	195,750
Synovus Financial Corp.	1,800	50,328
U.S. Bancorp (a)	15,200	455,240
Wachovia Corp.	13,490	636,863
Wells Fargo & Co.	27,000	911,790
Zions Bancorp	600	44,730
		6,028,264

Beverages — 0.8%
Anheuser-Busch Cos., Inc.	6,500	317,005
The Coca-Cola Co.	600	31,266
Coca-Cola Enterprises, Inc.	4,200	95,172
Molson Coors Brewing Co. Cl. B	500	44,470
The Pepsi Bottling Group, Inc.	2,000	66,920
PepsiCo, Inc.	16,000	1,049,920
		1,604,753

Biotechnology — 0.3%
Amgen, Inc. (b)	5,900	317,066
Biogen Idec, Inc. (b)	5,200	294,008
Celgene Corp. (b)	100	6,056
		617,130

Building Materials — 0.1%
American Standard Cos., Inc.	100	5,405
Masco Corp. (a)	4,600	125,166
		130,571

Chemicals — 0.8%
Air Products & Chemicals, Inc.	1,100	95,007
Ashland, Inc.	900	54,954
The Dow Chemical Co.	7,700	334,796
Du Pont (E.I.) de Nemours & Co.	7,500	350,475
Eastman Chemical Co.	600	41,292
International Flavors & Fragrances, Inc.	600	30,066
Monsanto Co.	6,600	425,370
Praxair, Inc.	1,400	107,268
Rohm & Haas Co.	600	33,912
The Sherwin-Williams Co.	1,900	132,411
Sigma-Aldrich Corp.	900	40,788
		1,646,339

Coal — 0.0%
CONSOL Energy, Inc.	100	4,165

Commercial Services — 0.5%
Apollo Group, Inc. Cl. A (b)	1,000	59,110
Convergys Corp. (b)	7,600	144,780
Donnelley (R.R.) & Sons Co.	2,300	97,198

2

Equifax, Inc.	1,500	$60,690
McKesson Corp.	4,300	248,368
Monster Worldwide, Inc. (b)	100	3,889
Moody’s Corp. (a)	2,800	150,640
Robert Half International, Inc.	300	10,197
Western Union	8,500	169,575
		944,447

Computers — 3.6%
Affiliated Computer Services, Inc. Cl. A (b)	600	32,196
Apple, Inc. (b)	12,600	1,660,176
Computer Sciences Corp. (b)	2,600	144,768
Dell, Inc. (b)	17,100	478,287
Electronic Data Systems Corp.	10,000	269,900
EMC Corp. (b)	23,000	425,730
Hewlett-Packard Co.	36,700	1,689,301
International Business Machines Corp.	17,600	1,947,440
Lexmark International, Inc. Cl. A (b)	1,400	55,356
NCR Corp. (b)	1,200	62,664
Network Appliance, Inc. (b)	2,600	73,684
SanDisk Corp. (b)	100	5,363
Sun Microsystems, Inc. (b)	22,100	112,710
		6,957,575

Cosmetics & Personal Care — 1.0%
The Estee Lauder Cos., Inc. Cl. A	900	40,518
The Procter & Gamble Co.	29,918	1,850,727
		1,891,245

Diversified Financial — 5.4%
American Express Co.	8,400	491,736
Ameriprise Financial, Inc.	1,340	80,762
The Bear Stearns Cos., Inc.	900	109,098
The Charles Schwab Corp.	400	8,052
CIT Group, Inc.	2,900	119,422
Citigroup, Inc.	54,100	2,519,437
CME Group, Inc. (a)	100	55,250
Countrywide Financial Corp. (a)	6,198	174,598
Discover Financial Services (b)	6,350	146,367
E*TRADE Financial Corp. (b)	3,000	55,560
Fannie Mae	14,000	837,760
Franklin Resources, Inc.	700	89,159
Freddie Mac	4,600	263,442
The Goldman Sachs Group, Inc.	6,200	1,167,708
JP Morgan Chase & Co.	31,100	1,368,711
Janus Capital Group, Inc.	400	12,024
Legg Mason, Inc.	800	72,000
Lehman Brothers Holdings, Inc. (a)	10,900	675,800
Merrill Lynch & Co., Inc.	13,000	964,600
Morgan Stanley	19,700	1,258,239
SLM Corp.	2,900	142,593
		10,612,318

3

Electric — 1.7%
AES Corp. (b)	100	$1,965
Ameren Corp.	2,500	119,950
American Electric Power Co., Inc.	3,200	139,168
CenterPoint Energy, Inc.	6,100	100,528
Consolidated Edison, Inc.	3,300	144,144
Constellation Energy Group, Inc.	1,400	117,320
Dominion Resources, Inc. (a)	1,800	151,596
DTE Energy Co.	2,200	102,036
Duke Energy Corp.	20,164	343,393
Edison International	7,100	375,519
Entergy Corp.	1,700	169,932
Exelon Corp.	3,500	245,525
FirstEnergy Corp.	2,600	157,950
FPL Group, Inc.	4,600	265,558
PG&E Corp.	3,800	162,678
Pinnacle West Capital Corp. (a)	1,500	56,220
PPL Corp.	2,400	113,136
Progress Energy, Inc.	3,100	135,346
Public Service Enterprise Group, Inc.	2,000	166,480
Southern Co.	7,500	252,300
Teco Energy, Inc.	1,800	29,052
Xcel Energy, Inc.	3,400	69,020
		3,418,816

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	6,100	287,127
Molex, Inc.	100	2,834
		289,961

Electronics — 0.4%
Agilent Technologies, Inc. (b)	8,200	312,830
Applera Corp. - Applied Biosystems Group	1,000	31,220
Jabil Circuit, Inc.	100	2,253
PerkinElmer, Inc.	900	25,047
Tektronix, Inc.	1,400	45,990
Thermo Fisher Scientific, Inc. (b)	3,900	203,619
Tyco Electronics Ltd. (b)	4,047	144,964
		765,923

Engineering & Construction — 0.0%
Fluor Corp.	800	92,408

Environmental Controls — 0.3%
Allied Waste Industries, Inc. (b)	7,100	91,377
Waste Management, Inc.	11,000	418,330
		509,707

Foods — 0.9%
Campbell Soup Co.	1,900	69,977
ConAgra Foods, Inc.	2,700	68,445
Dean Foods Co.	8,500	244,545
General Mills, Inc.	3,100	172,422
Heinz (H. J.) Co.	2,200	96,272
The Hershey Co. (a)	1,000	46,100
Kellogg Co.	1,800	93,258
The Kroger Co.	12,800	332,288

4

McCormick & Co., Inc.	1,100	$37,576
Safeway, Inc.	5,400	172,098
Sara Lee Corp.	12,400	196,540
SuperValu, Inc.	3,400	141,678
Tyson Foods, Inc. Cl. A	3,600	76,680
		1,747,879

Forest Products & Paper — 0.2%
International Paper Co.	7,300	270,611
MeadWestvaco Corp.	800	26,032
Temple-Inland, Inc.	1,000	58,130
Weyerhaeuser Co.	1,200	85,488
		440,261

Gas — 0.2%
KeySpan Corp. (a)	900	37,395
Nicor, Inc.	1,200	47,292
NiSource, Inc.	3,600	68,652
Sempra Energy	5,900	311,048
		464,387

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	1,300	112,541
Snap-on, Inc.	400	20,932
The Stanley Works	4,000	221,320
		354,793

Health Care - Products — 1.4%
Baxter International, Inc.	8,000	420,800
Becton, Dickinson & Co.	1,000	76,360
Boston Scientific Corp. (b)	500	6,575
Covidien Ltd. (b)	4,047	165,725
Johnson & Johnson	29,700	1,796,850
Medtronic, Inc.	900	45,603
Patterson Cos., Inc. (b)	1,400	50,218
St. Jude Medical, Inc. (b)	100	4,314
Zimmer Holdings, Inc. (b)	1,700	132,192
		2,698,637

Health Care - Services — 0.7%
Aetna, Inc.	8,700	418,209
Coventry Health Care, Inc. (b)	950	53,019
Humana, Inc. (b)	1,000	64,090
Laboratory Corp. of America Holdings (a) (b)	1,300	96,005
UnitedHealth Group, Inc.	8,700	421,341
WellPoint, Inc. (b)	4,000	300,480
		1,353,144

Home Builders — 0.1%
Centex Corp. (a)	1,700	63,427
D.R. Horton, Inc.	100	1,632
KB Home (a)	1,400	44,534
Lennar Corp. Cl. A (a)	1,900	58,254
Pulte Homes, Inc. (a)	100	1,934
		169,781

5

Home Furnishing — 0.1%
Harman International Industries, Inc.	100	$11,600
Whirlpool Corp. (a)	2,000	204,220
		215,820

Household Products — 0.2%
The Clorox Co.	2,900	175,334
Fortune Brands, Inc.	1,100	89,430
Kimberly-Clark Corp.	2,100	141,267
		406,031

Housewares — 0.0%
Newell Rubbermaid, Inc.	2,400	63,480

Industrial - Distribution — 0.0%
W.W. Grainger, Inc.	900	78,624

Insurance — 3.9%
ACE Ltd.	3,800	219,336
AFLAC, Inc.	2,000	104,240
Allstate Corp.	9,000	478,350
Ambac Financial Group, Inc. (a)	1,000	67,150
American International Group, Inc.	31,900	2,047,342
Aon Corp.	3,200	128,128
Assurant, Inc.	1,800	91,296
Chubb Corp.	7,100	357,911
Cigna Corp.	5,700	294,348
Cincinnati Financial Corp.	1,914	75,029
Genworth Financial, Inc. Cl. A	3,400	103,768
The Hartford Financial Services Group, Inc.	6,100	560,407
Lincoln National Corp.	5,106	307,994
Loews Corp.	3,200	151,680
Marsh & McLennan Cos., Inc.	2,400	66,120
MBIA, Inc. (a)	1,400	78,540
Metlife, Inc.	10,800	650,376
MGIC Investment Corp. (a)	700	27,062
Principal Financial Group, Inc.	1,600	90,224
Progressive Corp.	5,000	104,900
Prudential Financial, Inc.	6,400	567,232
Safeco Corp.	800	46,776
Torchmark Corp.	1,200	73,848
St. Paul Travelers Companies	9,822	498,761
Unum Group	4,200	102,060
XL Capital Ltd. Cl. A (a)	3,700	288,082
		7,580,960

Internet — 0.7%
Amazon.com, Inc. (b)	3,800	298,452
eBay, Inc. (b)	8,800	285,120
Google, Inc. Cl. A (a) (b)	600	306,000
IAC/InterActiveCorp (b)	2,700	77,598
Symantec Corp. (b)	14,800	284,160
VeriSign, Inc. (b)	1,200	35,628
Yahoo!, Inc. (b)	1,100	25,575
		1,312,533

6

Investment Companies — 0.0%
American Capital Strategies Ltd.	1,000	$37,970

Iron & Steel — 0.3%
Allegheny Technologies, Inc. (a)	200	20,986
Nucor Corp.	4,100	205,820
United States Steel Corp.	3,700	363,673
		590,479

Lodging — 0.1%
Hilton Hotels Corp.	100	4,421
Marriott International, Inc. Cl. A	200	8,310
Starwood Hotels & Resorts Worldwide, Inc.	1,700	107,032
Wyndham Worldwide Corp. (b)	840	28,266
		148,029

Machinery - Construction & Mining — 0.2%
Caterpillar, Inc.	5,200	409,760
Terex Corp. (b)	100	8,625
		418,385

Machinery - Diversified — 0.2%
Cummins, Inc.	800	94,960
Deere & Co.	200	24,084
Rockwell Automation, Inc.	2,800	195,972
		315,016

Manufacturing — 2.9%
3M Co.	3,300	293,436
Cooper Industries Ltd. Cl. A	3,000	158,760
Danaher Corp.	2,900	216,572
Dover Corp.	1,400	71,400
Eastman Kodak Co. (a)	4,600	116,150
Eaton Corp.	1,900	184,642
General Electric Co.	70,500	2,732,580
Honeywell International, Inc.	17,300	994,923
Illinois Tool Works, Inc.	1,800	99,090
Ingersoll-Rand Co. Ltd. Cl. A	2,200	110,704
ITT Corp.	2,300	144,624
Leggett & Platt, Inc.	900	18,657
Pall Corp.	900	37,368
Parker Hannifin Corp.	2,100	207,228
Tyco International Ltd. (a)	4,047	191,383
		5,577,517

Media — 2.3%
CBS Corp. Cl. B	15,200	482,144
Clear Channel Communications, Inc.	8,600	317,340
The DIRECTV Group, Inc. (b)	3,900	87,399
Dow Jones & Co., Inc. (a)	1,000	57,380
Gannett Co., Inc.	2,800	139,720
The McGraw-Hill Companies, Inc.	6,800	411,400
Meredith Corp.	4,300	242,907

7

The Scripps (E.W.) Co. Cl. A	400	$16,388
Time Warner, Inc. (a)	55,600	1,070,856
Tribune Co.	1,300	36,348
Viacom, Inc. Cl. B (b)	7,300	279,590
The Walt Disney Co.	41,400	1,366,200
		4,507,672

Mining — 0.3%
Alcoa, Inc.	1,000	38,200
Freeport-McMoran Copper & Gold, Inc.	5,406	508,056
Vulcan Materials Co. (a)	100	9,572
		555,828

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	900	41,490
Xerox Corp. (b)	19,300	336,978
		378,468

Oil & Gas — 5.4%
Anadarko Petroleum Corp.	2,600	130,858
Chesapeake Energy Corp.	300	10,212
Chevron Corp.	19,185	1,635,713
ConocoPhillips	24,374	1,970,394
Devon Energy Corp.	1,400	104,454
ENSCO International, Inc. (a)	2,100	128,247
EOG Resources, Inc.	100	7,010
Exxon Mobil Corp.	52,200	4,443,786
Marathon Oil Corp.	8,300	458,160
Nabors Industries Ltd. (a) (b)	300	8,772
Occidental Petroleum Corp.	10,900	618,248
Sunoco, Inc.	900	60,048
Transocean, Inc. (b)	5,000	537,250
Valero Energy Corp.	6,300	422,163
XTO Energy, Inc.	100	5,453
		10,540,768

Oil & Gas Services — 0.7%
Baker Hughes, Inc. (a)	100	7,905
BJ Services Co.	100	2,615
Halliburton Co.	2,400	86,448
National Oilwell Varco, Inc. (a) (b)	7,900	948,869
Schlumberger Ltd.	3,300	312,576
Weatherford International Ltd. (b)	200	11,066
		1,369,479

Packaging & Containers — 0.2%
Ball Corp.	1,300	66,651
Bemis Co., Inc.	800	23,576
Pactiv Corp. (b)	7,400	233,914
Sealed Air Corp.	1,000	27,250
		351,391

Pharmaceuticals — 3.5%
Abbott Laboratories	12,100	613,349
AmerisourceBergen Corp.	2,500	117,775

8

Bristol-Myers Squibb Co.	17,100	$485,811
Cardinal Health, Inc.	1,900	124,887
Eli Lilly & Co.	8,100	438,129
Express Scripts, Inc. (b)	4,100	205,533
Forest Laboratories, Inc. (b)	8,000	321,600
King Pharmaceuticals, Inc. (b)	3,300	56,133
Medco Health Solutions, Inc. (b)	5,000	406,350
Merck & Co., Inc.	23,900	1,186,635
Pfizer, Inc.	77,700	1,826,727
Schering-Plough Corp.	12,000	342,480
Watson Pharmaceutical, Inc. (b)	3,800	115,596
Wyeth	11,700	567,684
		6,808,689

Pipelines — 0.1%
El Paso Corp.	6,400	106,560
The Williams Cos., Inc.	300	9,675
		116,235

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	1,300	45,396

Real Estate Investment Trusts (REITS) — 0.3%
Boston Properties, Inc.	700	66,143
Equity Residential REIT	1,200	47,772
General Growth Properties, Inc. REIT	1,500	71,970
Host Hotels & Resorts, Inc. REIT (a)	16,600	350,592
Kimco Realty Corp.	2,000	74,660
ProLogis	1,100	62,590
		673,727

Retail — 2.4%
AutoNation, Inc. (b)	100	1,948
AutoZone, Inc. (b)	2,800	355,068
Best Buy Co., Inc. (a)	5,200	231,868
Big Lots, Inc. (a) (b)	16,700	431,862
Circuit City Stores, Inc.	100	1,190
Costco Wholesale Corp.	3,600	215,280
CVS Caremark Corp. (a)	777	27,343
Family Dollar Stores, Inc.	11,700	346,554
The Gap, Inc.	3,900	67,080
The Home Depot, Inc.	300	11,151
J.C. Penney Co., Inc.	100	6,804
Kohl’s Corp. (b)	4,100	249,280
Lowe’s Companies, Inc. (a)	100	2,801
Macy’s, Inc.	13,692	493,870
McDonald’s Corp. (a)	14,000	670,180
Nordstrom, Inc.	1,700	80,886
OfficeMax, Inc.	600	19,728
RadioShack Corp.	17,400	437,262
Sears Holdings Corp. (b)	500	68,395
Staples, Inc.	100	2,302
The TJX Cos., Inc.	11,600	321,900
Walgreen Co.	300	13,254
Wal-Mart Stores, Inc.	6,500	298,675

9

Wendy’s International, Inc.	1,800	$63,054
Yum! Brands, Inc.	7,800	249,912
		4,667,647

Savings & Loans — 0.2%
Sovereign Bancorp, Inc. (a)	2,500	47,850
Washington Mutual, Inc. (a)	9,585	359,725
		407,575

Semiconductors — 1.5%
Advanced Micro Devices, Inc. (b)	800	10,832
Altera Corp.	2,400	55,680
Analog Devices, Inc.	2,200	77,990
Applied Materials, Inc. (a)	22,500	495,900
Broadcom Corp. Cl. A (a) (b)	800	26,248
Intel Corp.	28,700	677,894
KLA-Tencor Corp.	2,000	113,580
Linear Technology Corp. (a)	100	3,565
LSI Corp. (b)	3,500	25,200
Maxim Integrated Products, Inc. (a)	1,200	38,040
MEMC Electronic Materials, Inc. (b)	1,800	110,376
Micron Technology, Inc. (a) (b)	400	4,748
National Semiconductor Corp. (a)	6,600	171,534
Novellus Systems, Inc. (b)	2,600	74,152
Nvidia Corp. (b)	5,900	269,984
Teradyne, Inc. (a) (b)	17,200	269,868
Texas Instruments, Inc.	11,300	397,647
Xilinx, Inc.	3,600	90,000
		2,913,238

Software — 2.6%
Adobe Systems, Inc. (b)	3,700	149,073
Autodesk, Inc. (b)	4,600	194,902
Automatic Data Processing, Inc.	6,100	283,162
BMC Software, Inc. (b)	1,500	43,080
CA, Inc. (a)	2,862	71,779
Citrix Systems, Inc. (b)	800	28,936
Compuware Corp. (b)	26,800	250,044
Electronic Arts, Inc. (b)	100	4,864
Fidelity National Information Services, Inc.	1,000	49,630
First Data Corp.	5,800	184,382
Fiserv, Inc. (b)	1,200	59,304
IMS Health, Inc. (a)	1,200	33,756
Intuit, Inc. (b)	2,400	68,736
Microsoft Corp.	94,300	2,733,757
Novell, Inc. (b)	18,300	122,793
Oracle Corp. (b)	36,900	705,528
Paychex, Inc.	2,200	91,036
		5,074,762

Telecommunications — 3.9%
Alltel Corp.	4,200	276,990
AT&T, Inc.	59,727	2,338,909
Avaya, Inc. (b)	11,100	183,594
CenturyTel, Inc.	5,000	229,350

10

Cisco Systems, Inc. (b)	70,700	$2,043,937
Citizens Communications Co. (a)	7,300	105,339
Corning, Inc. (b)	3,400	81,056
Embarq Corp.	3,396	209,839
JDS Uniphase Corp. (a) (b)	125	1,791
Juniper Networks, Inc. (b)	8,900	266,644
Motorola, Inc.	3,100	52,669
Qualcomm, Inc.	7,600	316,540
Qwest Communications International, Inc. (b)	34,100	290,873
Sprint Nextel Corp.	22,535	462,644
Tellabs, Inc. (b)	100	1,135
Verizon Communications, Inc.	14,068	599,578
Windstream Corp.	5,300	72,928
		7,533,816

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	4,100	114,882
Mattel, Inc.	9,600	219,936
		334,818

Transportation — 0.9%
Burlington Northern Santa Fe Corp.	500	41,070
C.H. Robinson Worldwide, Inc. (a)	2,200	107,030
CSX Corp.	10,300	488,323
Norfolk Southern Corp.	11,400	613,092
Ryder System, Inc. (a)	100	5,437
Union Pacific Corp.	4,000	476,560
		1,731,512

TOTAL COMMON STOCK (Cost $111,537,640)		114,253,178

TOTAL EQUITIES (Cost $111,537,640)		114,253,178

RIGHTS - 0.0%
Computers
Seagate Technology (b) (c)	5,100	0

TOTAL RIGHTS (Cost $0)		0

		Principal
		Amount	Market Value
BONDS & NOTES — 33.7%
ASSET BACKED SECURITIES — 0.1%
Electric — 0.0%
Mirant Mid-Atlantic LLC, Series 2001, Class A
8.625%	06/30/2012	$105,954	$112,179

Other ABS — 0.1%
Travelers Funding Ltd., Series 1A, Class A1 (d)
6.300%	02/18/2014	157,866	158,150

TOTAL ASSET BACKED SECURITIES (Cost $269,861)			270,329

11

CORPORATE DEBT — 10.1%
Airlines — 0.0%
US Airways, Inc., Class B (e)
0.000%	04/15/2008	$434,841	$4

Apparel — 0.0%
Kellwood Co.
7.625%	10/15/2017	15,000	14,626
Kellwood Co.
7.875%	07/15/2009	50,000	51,389
			66,015

Auto Manufacturers — 0.3%
DaimlerChrysler NA Holding
4.050%	06/04/2008	530,000	522,339

Banks — 0.3%
Bank of America Corp.
4.250%	10/01/2010	225,000	218,125
Wachovia Corp.
5.300%	10/15/2011	165,000	163,143
Wells Fargo & Co.
4.125%	03/10/2008	125,000	123,868
			505,136

Beverages — 0.2%
Anheuser-Busch Cos., Inc.
5.050%	10/15/2016	75,000	70,975
Anheuser-Busch Cos., Inc.
6.500%	02/01/2043	50,000	49,589
Constellation Brands, Inc.
8.000%	02/15/2008	55,000	55,137
Foster’s Finance Corp. (d)
6.875%	06/15/2011	225,000	234,454
			410,155

Building Materials — 0.1%
American Standard, Inc.
7.625%	02/15/2010	200,000	209,677

Chemicals — 0.3%
Cytec Industries, Inc.
5.500%	10/01/2010	90,000	89,052
ICI Wilmington, Inc.
7.050%	09/15/2007	150,000	150,176
Lubrizol Corp.
4.625%	10/01/2009	130,000	127,686
Lubrizol Corp.
5.875%	12/01/2008	90,000	90,304
Sensient Technologies
6.500%	04/01/2009	90,000	90,346
			547,564

12

Commercial Services — 0.2%
Deluxe Corp. (d)
7.375%	06/01/2011	$20,000	$19,500
Donnelley (R.R.) & Sons Co.
4.950%	05/15/2010	100,000	98,285
Equifax, Inc.
7.000%	07/01/2037	60,000	60,838
ERAC USA Finance Co. (d)
6.700%	06/01/2034	85,000	81,459
Valassis Communications, Inc.
6.625%	01/15/2009	90,000	88,425
			348,507

Communications — 0.0%
Viacom, Inc.
7.875%	07/30/2030	75,000	74,959

Computers — 0.0%
Electronic Data Systems Corp., Series B
6.500%	08/01/2013	90,000	88,169

Diversified Financial — 1.3%
American Honda Finance Corp. (d)
3.850%	11/06/2008	175,000	171,894
Citigroup, Inc.
5.500%	02/15/2017	115,000	110,911
Countrywide Home Loans, Inc.
3.250%	05/21/2008	250,000	244,787
Emerald Investment Grade CBO Ltd. FRN (d)
5.885%	05/24/2011	326,903	327,067
Franklin Resources, Inc.
3.700%	04/15/2008	200,000	197,750
General Electric Capital Corp.
5.375%	10/20/2016	100,000	97,344
Glencore Funding LLC (d)
6.000%	04/15/2014	150,000	148,252
The Goldman Sachs Group, Inc.
5.150%	01/15/2014	225,000	215,511
Goldman Sachs Group, Inc.
5.625%	01/15/2017	130,000	123,183
Goldman Sachs Group, Inc.
6.125%	02/15/2033	65,000	61,018
Household Finance Corp.
4.125%	12/15/2008	250,000	245,820
Household Finance Corp.
6.375%	10/15/2011	100,000	100,878
HSBC Finance Corp.
5.900%	06/19/2012	65,000	65,632
Lazard Group LLC (d)
6.850%	06/15/2017	75,000	75,153
Lazard Group LLC
7.125%	05/15/2015	95,000	96,971

13

Lehman Brothers Holdings, Inc.
6.875%	07/17/2037	$55,000	$53,275
Morgan Stanley
5.450%	01/09/2017	60,000	57,024
Residential Capital Corp.
6.125%	11/21/2008	145,000	139,098
SLM Corp.
5.000%	10/01/2013	65,000	55,725
			2,587,293

Electric — 1.4%
Allegheny Energy Supply Co. LLC (d)
8.250%	04/15/2012	75,000	78,562
Centerpoint Energy, Inc., Series B
5.875%	06/01/2008	300,000	300,768
Consumers Energy Co.
4.400%	08/15/2009	55,000	53,888
Entergy Gulf States, Inc.
5.250%	08/01/2007	275,000	257,665
Ipalco Enterprises, Inc.
8.375%	11/14/2008	255,000	256,912
Kansas Gas & Electric Co.
5.647%	09/29/2015	85,000	82,156
MidAmerican Energy Holdings Co.
3.500%	05/15/2008	275,000	271,002
MidAmerican Funding LLC
6.750%	03/01/2011	45,000	46,947
Monongahela Power Co.
6.700%	06/15/2014	110,000	115,253
Nevada Power Co., Series L
5.875%	01/15/2015	120,000	116,694
Pennsylvania Electric Co. Class B
6.125%	04/01/2009	175,000	176,939
PSEG Energy Holdings, Inc.
8.625%	02/15/2008	28,000	28,313
Tampa Electric Co.
5.375%	08/15/2007	190,000	189,986
Tenaska Oklahoma (d)
6.528%	12/30/2014	130,925	129,128
TransAlta Corp.
5.750%	12/15/2013	250,000	245,367
Tri-State Generation & Transmission Association, Series 2003, Class A (d)
6.040%	01/31/2018	105,176	105,163
Tri-State Generation & Transmission Association, Series 2003, Class B (d)
7.144%	07/31/2033	135,000	141,932
TXU Energy Co.
7.000%	03/15/2013	55,000	56,266
			2,652,941

Electrical Components & Equipment — 0.1%
Ametek, Inc.
7.200%	07/15/2008	280,000	282,801

14

Electronics — 0.1%
Thomas & Betts Corp.
6.625%	05/07/2008	$75,000	$75,305
Thomas & Betts Corp., Series B
6.390%	02/10/2009	55,000	55,750
			131,055

Environmental Controls — 0.1%
Allied Waste North America, Inc., Series B
5.750%	02/15/2011	110,000	103,400

Financial Services — 0.1%
CIT Group, Inc.
5.125%	09/30/2014	120,000	111,582

Foods — 0.2%
Sara Lee Corp.
3.875%	06/15/2013	35,000	31,546
Smithfield Foods, Inc.
7.000%	08/01/2011	340,000	329,800
			361,346

Forest Products & Paper — 0.0%
Rock-Tenn Co.
5.625%	03/15/2013	25,000	23,187
Rock-Tenn Co.
8.200%	08/15/2011	45,000	46,350
			69,537

Gas — 0.2%
Australian Gas Light Co. Ltd. (d)
6.400%	04/15/2008	190,000	190,740
OAO Gazprom (d)
9.625%	03/01/2013	75,000	85,312
Piedmont Natural Gas Co., Series E
6.000%	12/19/2033	100,000	99,520
Southwest Gas Corp.
8.375%	02/15/2011	50,000	53,919
			429,491

Holding Company - Diversified — 0.2%
Leucadia National Corp.
7.750%	08/15/2013	350,000	339,500

Home Builders — 0.0%
D.R. Horton, Inc.
4.875%	01/15/2010	25,000	23,671
Lennar Corp., Series B
6.500%	04/15/2016	40,000	37,053
			60,724

Household Products — 0.1%
Kimberly-Clark Corp.
6.125%	08/01/2017	125,000	125,880

15

Housewares — 0.1%
Newell Rubbermaid, Inc.
4.000%	05/01/2010	$100,000	$96,899
Toro Co.
7.800%	06/15/2027	40,000	41,946
			138,845

Investment Companies — 0.0%
Xstrata Finance Canada (d)
5.800%	11/15/2016	45,000	44,130

Iron & Steel — 0.0%
Reliance Steel & Aluminum Co.
6.200%	11/15/2016	55,000	53,410

Lodging — 0.4%
Harrah’s Operating Co., Inc.
5.500%	07/01/2010	100,000	91,000
Hilton Hotels Corp.
7.200%	12/15/2009	100,000	101,375
Marriot International
6.200%	06/15/2016	180,000	179,015
MGM Mirage
6.000%	10/01/2009	60,000	58,800
MGM Mirage
6.750%	09/01/2012	200,000	187,000
Starwood Hotels & Resorts Worldwide, Inc.
7.875%	05/01/2012	105,000	109,357
			726,547

Machinery - Diversified — 0.1%
Briggs & Stratton Corp.
8.875%	03/15/2011	140,000	147,000
Idex Corp.
6.875%	02/15/2008	100,000	100,663
			247,663

Manufacturing — 0.2%
Bombardier Capital, Inc. (d)
6.750%	05/01/2012	65,000	61,750
Cooper US, Inc.
6.100%	07/01/2017	90,000	91,326
Pentair, Inc.
7.850%	10/15/2009	175,000	183,443
			336,519

Media — 1.0%
Belo Corp.
8.000%	11/01/2008	100,000	102,491
Clear Channel Communications, Inc.
4.250%	05/15/2009	150,000	141,838
Cox Communications, Inc.
4.625%	01/15/2010	495,000	483,518
Cox Communications, Inc.
6.750%	03/15/2011	200,000	206,153

16

Dow Jones & Co., Inc.
3.875%	02/15/2008	$220,000	$218,177
Echostar DBS Corp.
7.125%	02/01/2016	110,000	103,950
Knight-Ridder, Inc.
7.125%	06/01/2011	30,000	30,540
Rogers Cable, Inc.
5.500%	03/15/2014	60,000	57,826
Scholastic Corp.
5.000%	04/15/2013	70,000	61,098
Shaw Communications, Inc.
8.250%	04/11/2010	190,000	197,125
Time Warner, Inc.
5.875%	11/15/2016	125,000	120,496
Viacom, Inc.
6.250%	04/30/2016	40,000	39,014
Viacom, Inc.
6.625%	05/15/2011	120,000	123,274
			1,885,500

Metal Fabricate & Hardware — 0.1%
Timken Co.
5.750%	02/15/2010	135,000	135,326

Mining — 0.2%
Codelco, Inc. (d)
6.150%	10/24/2036	65,000	62,806
Vale Overseas Ltd.
6.250%	01/23/2017	65,000	64,341
Vale Overseas Ltd.
6.875%	11/21/2036	60,000	58,365
Vulcan Materials Co.
6.000%	04/01/2009	250,000	253,616
			439,128

Office Equipment/Supplies — 0.0%
Xerox Corp.
5.500%	05/15/2012	50,000	49,168

Oil & Gas — 0.4%
Enterprise Products Operating LP
7.500%	02/01/2011	35,000	36,981
Enterprise Products Operating LP, Series B
4.000%	10/15/2007	15,000	14,949
Mobil Corp.
8.625%	08/15/2021	275,000	354,425
The Premcor Refining Group, Inc.
6.750%	05/01/2014	60,000	61,214
Tesoro Corp. (d)
6.500%	06/01/2012	50,000	47,250
XTO Energy, Inc.
4.900%	02/01/2014	225,000	213,871
			728,690

17

Oil & Gas Services — 0.1%
Colonial Pipeline Co. (d)
7.630%	04/15/2032	$200,000	$242,401
Hornbeck Offshore Services, Inc., Series B
6.125%	12/01/2014	45,000	40,950
			283,351

Packaging & Containers — 0.1%
Packaging Corp. of America
5.750%	08/01/2013	70,000	68,612
Pactiv Corp.
5.875%	07/15/2012	50,000	50,517
Pactiv Corp.
6.400%	01/15/2018	45,000	45,570
Sealed Air Corp. (d)
6.875%	07/15/2033	40,000	39,123
			203,822

Pipelines — 0.8%
Boardwalk Pipelines LLC
5.500%	02/01/2017	40,000	38,096
Consolidated Natural Gas Co., Series C
6.250%	11/01/2011	65,000	66,565
Duke Energy Field Services Corp.
7.875%	08/16/2010	550,000	586,115
Enbridge, Inc.
5.800%	06/15/2014	170,000	168,339
Gulf South Pipeline Co. LP (d)
5.050%	02/01/2015	40,000	37,998
Kern River Funding Corp. (d)
4.893%	04/30/2018	162,800	157,516
Kinder Morgan Energy Partners LP
6.000%	02/01/2017	25,000	24,418
Kinder Morgan Energy Partners LP
6.500%	02/01/2037	25,000	23,807
Kinder Morgan Energy Partners, LP
6.950%	01/15/2038	95,000	94,982
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
6.250%	09/15/2015	30,000	29,309
Pacific Energy Partners, LP/Pacific Energy Finance Corp.
7.125%	06/15/2014	100,000	102,035
Plains All American Pipeline Co.
5.625%	12/15/2013	140,000	137,560
Southern Natural Gas Co. (d)
5.900%	04/01/2017	55,000	53,135
			1,519,875

Real Estate Investment Trusts (REITS) — 0.6%
Brandywine Operating Partnership LP
5.625%	12/15/2010	70,000	70,053
iStar Financial, Inc. REIT
7.000%	03/15/2008	75,000	75,587
iStar Financial, Inc. REIT, Series B
4.875%	01/15/2009	45,000	44,567

18

iStar Financial, Inc. REIT, Series B
5.700%	03/01/2014	$80,000	$77,984
Kimco Realty Corp., Series B
7.860%	11/01/2007	350,000	351,853
Prologis REIT
5.250%	11/15/2010	145,000	144,047
Senior Housing Properties Trust REIT
8.625%	01/15/2012	25,000	26,125
United Dominion Realty Trust, Inc. REIT
4.500%	03/03/2008	75,000	74,597
Weingarten Realty Investors REIT, Series A
7.500%	12/19/2010	210,000	224,709
			1,089,522

Retail — 0.0%
J.C. Penney Co., Inc.
7.950%	04/01/2017	30,000	33,036

Savings & Loans — 0.1%
Washington Mutual Bank
5.650%	08/15/2014	180,000	175,089

Software — 0.0%
Certegy, Inc.
4.750%	09/15/2008	60,000	58,971

Telecommunications — 0.6%
Anixter, Inc.
5.950%	03/01/2015	130,000	117,000
Embarq Corp.
7.082%	06/01/2016	55,000	54,950
Qwest Corp.
7.875%	09/01/2011	170,000	172,550
Qwest Corp.
8.875%	03/15/2012	80,000	84,100
Rogers Wireless Communications, Inc.
6.375%	03/01/2014	100,000	100,799
Sprint Capital Corp.
6.125%	11/15/2008	270,000	271,661
Sprint Capital Corp.
6.900%	05/01/2019	60,000	58,934
Sprint Nextel Corp.
6.000%	12/01/2016	130,000	122,682
Telecom Italia Capital SA
6.000%	09/30/2034	75,000	66,128
Verizon Global Funding Corp.
7.750%	12/01/2030	140,000	154,621
			1,203,425

Textiles — 0.0%
Mohawk Industries, Inc., Series D
7.200%	04/15/2012	85,000	89,113

Transportation — 0.1%
Burlington Northern Santa Fe Corp.
6.750%	03/15/2029	130,000	132,216

19

CSX Corp.
7.250%	05/01/2027	$10,000	$10,630
Norfolk Southern Corp.
6.000%	04/30/2008	120,000	120,228
			263,074

TOTAL CORPORATE DEBT (Cost $20,378,076)			19,732,279

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Financial Services
Collateralized Mortgage Obligations

ABN AMRO Mortgage Corp., Series 2003-12, Class 1A
5.000%	12/25/2033	334,293	310,365
Asset Securitization Corp., Series 1995-MD4, Class A1
7.100%	08/13/2029	2,296	2,296
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2
5.205%	02/11/2044	200,000	196,560
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2
5.330%	01/12/2045	150,000	147,904
Chase Mortgage Finance Corp., Series 2007-A2, Class 2A1
4.243%	07/25/2037	493,281	488,349
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A
5.237%	12/11/2049	275,000	271,486
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, FRN
5.805%	09/25/2033	46,691	47,427
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, FRN
6.037%	02/25/2034	34,876	35,136
CS First Boston Mortgage Securities Corp., Series 2003-7, Class 1A24
4.500%	02/25/2033	8,441	8,410
First Nationwide Trust, Series 2001-5, Class A1
6.750%	10/21/2031	26,904	26,859
Galena CDO Cayman Islands, Ltd., Series 2005-1, Class B1U7 FRN (d)
6.246%	01/11/2013	250,000	250,000
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN
6.600%	08/25/2034	51,131	51,709
IndyMac Bancorp, Inc. Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN
6.606%	08/25/2034	102,380	104,288
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A3
5.398%	02/15/2040	650,000	633,437
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 1A, VRN
7.210%	07/25/2033	13,115	13,134

20

Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 1A, FRN
6.033%	02/25/2034	$15,995	$16,117
Morgan Stanley Capital I, Series 2007-HQ11, Class A31
5.439%	02/20/2044	600,000	586,733
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.610%	04/15/2049	325,000	323,687
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, FRN
7.375%	02/25/2034	1,742	1,762
Newport Waves CDO, Series 2007-1A, Class A3LS FRN (d)
5.960%	06/20/2014	250,000	250,078
Starwood Commercial Mortgage Trust, Series 1999-C1A, Class B (d)
6.920%	02/03/2014	1,000,000	1,022,156
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, FRN
7.363%	03/25/2034	45,234	45,583
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, FRN
7.258%	06/25/2032	27,281	27,176
Structured Asset Securities Corp., Series 2003-30, Class 1A1
5.500%	10/25/2033	340,812	326,487
Terwin Mortgage Trust, Series 2006-10SL, Class A2
5.000%	10/31/2036	475,000	439,301
Vendee Mortgage Trust, Series 1992-1, Class 2Z
7.750%	05/15/2022	131,580	138,849
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A
7.000%	03/25/2034	142,871	144,519
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA4, Class 2A
6.500%	08/25/2034	61,755	61,716
Washington Mutual, Inc., Series 2004-AR2, Class A, FRN
6.422%	04/25/2044	107,415	107,632
Wells Fargo Mortgage Backed Securities Trust, Series 2004-P, Class 2A1, FRN
4.217%	09/25/2034	303,664	298,815
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A2, FRN
4.110%	06/25/2035	347,958	345,097
			6,723,068

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,820,448)			6,723,068

SOVEREIGN DEBT OBLIGATIONS — 0.3%

Province of Ontario
4.750%	01/19/2016	320,000	308,244
United Mexican States
5.625%	01/15/2017	245,000	239,243
			547,487

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $553,222)			547,487

21

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.5%
Pass-Through Securities — 12.4%
FHLMC
4.000%	12/15/2009	$325,000	$318,110
FHLMC
5.500%	07/01/2020 - 03/01/2021	2,874,470	2,846,152
FHLMC
6.000%	09/01/2016 - 02/01/2018	98,737	100,058
FHLMC
6.500%	08/01/2016	20,963	21,315
FHLMC
8.000%	06/01/2027	64,175	68,240
FHLMC
9.000%	03/01/2017	3,949	4,155
FNMA
3.875%	02/15/2010	1,500,000	1,460,436
FNMA
4.500%	12/01/2020	2,089,799	1,992,738
FNMA
5.000%	09/01/2035	1,800,745	1,693,685
FNMA
5.500%	09/01/2019 - 04/01/2036	5,495,923	5,352,767
FNMA
6.000%	05/01/2016	28,525	28,850
FNMA
7.000%	01/01/2031 - 05/01/2031	58,873	61,156
FNMA
7.500%	10/01/2029 - 05/01/2030	101,282	106,916
FNMA
8.000%	03/01/2030 - 08/01/2031	40,311	42,703
FNMA TBA (f)
4.500%	08/01/2037	3,850,000	3,507,410
FNMA TBA (f)
5.000%	08/01/2037	950,000	890,996
FNMA TBA (f)
5.500%	08/01/2037	125,000	120,713
FNMA TBA (f)
6.500%	08/01/2037	1,275,000	1,288,049
GNMA
6.500%	07/15/2036	1,856,858	1,890,658
GNMA
7.000%	08/15/2023 - 08/15/2032	60,086	62,333
GNMA
7.500%	03/15/2017 - 06/15/2017	52,103	54,198
GNMA
8.000%	04/15/2008 - 07/15/2008	740	742

22

GNMA
9.000%	12/15/2008 - 05/15/2009	$17,728	$18,093
GNMA TBA (f)
5.500%	08/01/2037	1,675,000	1,631,424
GNMA TBA (f)
6.500%	08/01/2037	700,000	712,305
			24,274,202

Other Agencies — 0.1%
Pass-Through Securities
New Valley Generation IV, TVA
4.687%	01/15/2022	91,747	88,509

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,591,443)			24,362,711

U.S. TREASURY OBLIGATIONS — 7.3%
U.S. Government Agencies — 4.6%
U.S. Treasury Note (a)
4.000%	11/15/2012	5,280,000	5,137,275
U.S. Treasury Note (a)
4.500%	05/15/2017	2,865,000	2,804,566
U.S. Treasury Note (a)
4.875%	05/31/2011	985,000	995,081
			8,936,922

U.S. Treasury Bonds — 2.3%
U.S. Treasury Bond (a) (g)
6.125%	08/15/2029	3,740,000	4,308,597
U.S. Treasury Bond
6.875%	08/15/2025	140,000	170,713
			4,479,310

U.S. Treasury Notes — 0.4%
U.S. Treasury Inflation Index
2.500%	07/15/2016	679,470	682,753
U.S. Treasury Note
3.875%	05/15/2010	145,000	142,474
			825,227

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,958,081)			14,241,459

TOTAL BONDS & NOTES (Cost $66,571,131)			65,877,333

OPTIONS — 0.0%
Bear Stearns Co., Inc. Floor, Expires 10/01/2014		1,000,000	12,504

TOTAL OPTIONS (Cost $13,400)			12,504

TOTAL LONG TERM INVESTMENTS (Cost $178,122,171)			180,143,015

23

SHORT-TERM INVESTMENTS — 21.5%
Cash Equivalents — 11.3% (i)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$443,772	$443,772
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	369,804	369,804
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	554,706	554,706
Bank of America
5.270%	08/17/2007	369,804	369,804
Bank of America
5.300%	08/07/2007	924,511	924,511
Bank of America
5.300%	09/17/2007	369,804	369,804
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	739,609	739,609
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	110,941	110,941
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	480,746	480,746
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	369,804	369,804
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	349,839	349,839
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	369,804	369,804
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	184,902	184,902
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	184,902	184,902
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	739,609	739,609
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	443,766	443,766
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	1,065,464	1,065,464
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	998,472	998,472
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	554,706	554,706
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	554,706	554,706
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	739,609	739,609
FHLMC
5.176%	08/07/2007	73,961	73,961
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	369,804	369,804

24

Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	$369,804	$369,804
General Electric Co.
5.277%	08/24/2007	369,804	369,804
General Electric Co.
5.283%	08/31/2007	661,010	661,010
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	369,804	369,804
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	369,804	369,804
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	369,804	369,804
Morgan Stanley & Co.
5.320%	08/01/2007	332,824	332,824
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	554,706	554,706
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	739,609	739,609
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	443,766	443,766
Reserve Primary Money Market Fund (h)
		554,706	554,706
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	739,609	739,609
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	110,941	110,941
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	1,055,376	1,055,376
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	147,922	147,922
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	369,804	369,804
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	739,609	739,609
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	369,804	369,804
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	221,883	221,883
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	554,706	554,706
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	369,804	369,804
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	184,902	184,902
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	591,687	591,687
			21,954,733

Commercial Paper — 10.2%
Avery Dennison Corp. (d)
5.350%	08/16/2007	400,000	399,107
Centex Corp.
5.400%	09/19/2007	365,000	362,317
Clorox Co.
5.380%	08/13/2007	1,669,000	1,666,007

25

Devon Energy Corp. (d)
5.310%	08/24/2007	$250,000	$249,152
Duke Energy Corp.
5.310%	08/07/2007	475,000	474,580
Fortune Brands, Inc.
5.320%	08/20/2007	544,000	542,473
Gannett Co., Inc.
5.320%	08/09/2007	325,000	324,616
Gannett Co., Inc.
5.400%	08/09/2007	1,603,000	1,601,076
Kraft Foods, Inc.
5.330%	08/03/2007	1,400,000	1,399,585
Kraft Foods, Inc.
5.350%	08/01/2007	316,000	316,000
Kraft Foods, Inc.
5.400%	08/02/2007	400,000	399,940
Motorola, Inc.
5.400%	08/07/2007	1,595,000	1,593,564
Pearson Holdings, Inc.
5.350%	08/08/2007	1,069,000	1,067,888
Public Service Co. of Colorado
5.350%	08/14/2007	400,000	399,227
Reed Elsevier (d)
5.310%	08/02/2007	1,680,000	1,679,752
RR Donnelley & Sons Co. (d)
5.320%	08/06/2007	368,000	367,728
RR Donnelley & Sons Co. (d)
5.350%	08/06/2007	1,510,000	1,508,878
Ryder System, Inc.
5.310%	08/21/2007	400,000	398,820
South Carolina Electric & Gas
5.340%	08/24/2007	180,000	179,386
South Carolina Electric & Gas
5.350%	08/28/2007	200,000	199,198
Starbucks Corp. (d)
5.380%	09/06/2007	380,000	377,956
Textron Financial Corp.
5.290%	09/14/2007	375,000	372,575
Time Warner Cable, Inc. (d)
5.340%	08/13/2007	400,000	399,288
Volvo Treasury NA LLC (d)
5.300%	08/02/2007	561,000	560,917
Walt Disney Co. (d)
5.300%	08/01/2007	1,365,000	1,365,000
Walt Disney Co.
5.310%	08/03/2007	602,000	601,823
WellPoint, Inc.
5.310%	08/01/2007	575,000	575,000
Whirlpool Corp. (d)
5.370%	08/17/2007	365,000	364,129
Wisconsin Electric Power
5.270%	08/10/2007	195,000	194,743
			19,940,725

TOTAL SHORT-TERM INVESTMENTS (Cost $41,895,458)			41,895,458

26

TOTAL INVESTMENTS — 113.7% (Cost $220,017,629) (j)	$222,038,473

Other Assets/(Liabilities) — (13.7%)	(26,809,345)

NET ASSETS — 100.0%	$195,229,128

Notes to Portfolio of Investments

FRN - Floating Rate Note

TBA - To be announced

VRN - Variable Rate Note

(a)             Denotes all or a portion of security on loan. (Note 2).

(b)            Non-income producing security.

(c)             This security is valued in good faith under procedures established by the Board of Trustees.

(d)            Securities exempt from registration under rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2007, these securities amounted to a value of $11,487,016 or 5.9% of net assets.

(e)             Security is currently in default.

(f)               A portion of this security is purchased on a forward commitment basis. (Note 2).

(g)            This security is held as collateral for open futures contracts. (Note 2).

(h)            Amount represents shares owned of the fund.

(i)                Represents investments of security lending collateral. (Note 2).

(j)                See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

27

MassMutual Premier Value Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.7%
COMMON STOCK — 98.7%
Aerospace & Defense — 9.4%
Alliant Techsystems, Inc. (a)	52,210	$5,174,533
Boeing Co.	260,330	26,925,932
United Technologies Corp.	209,580	15,293,052
		47,393,517

Agriculture — 2.6%
Altria Group, Inc.	193,620	12,869,921

Auto Manufacturers — 1.9%
Navistar International Corp. (a)	152,550	9,610,650

Banks — 9.5%
Bank of America Corp.	179,650	8,519,003
Wachovia Corp.	531,628	25,098,158
Wells Fargo & Co.	414,620	14,001,717
		47,618,878

Chemicals — 3.0%
BASF AG, Sponsored ADR (Germany) (b)	59,370	7,685,446
The Lubrizol Corp.	119,880	7,511,681
		15,197,127

Diversified Financial — 16.7%
The Bear Stearns Cos., Inc.	92,040	11,157,089
Citigroup, Inc.	493,940	23,002,786
E*TRADE Financial Corp. (a)	260,330	4,821,311
Freddie Mac	275,410	15,772,731
National Financial Partners Corp. (b)	85,300	3,954,508
UBS AG	457,962	25,219,967
		83,928,392

Electric — 7.7%
CMS Energy Corp.	263,610	4,259,938
Dynegy, Inc. Cl. A (a)	271,510	2,419,154
Exelon Corp.	284,860	19,982,929
FirstEnergy Corp.	198,760	12,074,670
		38,736,691

Entertainment — 0.7%
Cinemark Holdings, Inc. (a) (b)	203,200	3,322,320

Foods — 2.1%
ConAgra Foods, Inc.	206,696	5,239,744
SuperValu, Inc.	123,740	5,156,246
		10,395,990

Health Care - Services — 1.4%
WellPoint, Inc. (a)	93,990	7,060,529

1

Insurance — 4.8%
Ambac Financial Group, Inc.	104,800	$7,037,320
Everest Re Group Ltd.	118,060	11,599,395
Genworth Financial, Inc. Cl. A	82,430	2,515,764
Platinum Underwriters Holdings Ltd.	90,253	2,996,400
		24,148,879

Machinery - Diversified — 1.5%
Deere & Co.	64,340	7,747,823

Manufacturing — 1.8%
Siemens AG Sponsored ADR (Germany)	70,546	8,933,240

Media — 7.7%
Liberty Global, Inc. Cl. C (a)	713,539	28,427,394
News Corp., Inc. Cl. A	491,455	10,379,530
		38,806,924

Oil & Gas — 10.2%
Exxon Mobil Corp.	289,410	24,637,473
Murphy Oil Corp.	169,090	10,490,344
Petroleo Brasileiro SA Sponsored ADR (Brazil)	139,336	9,042,906
Total SA Sponsored ADR (France)	93,700	7,365,757
		51,536,480

Oil & Gas Services — 1.1%
Halliburton Co.	149,635	5,389,853

Pharmaceuticals — 3.6%
Abbott Laboratories	101,350	5,137,431
Medco Health Solutions, Inc. (a)	64,900	5,274,423
The Medicines Co. (a)	84,100	1,338,031
Novartis AG ADR (Switzerland)	96,050	5,181,897
Vanda Pharmaceuticals, Inc. (a) (b)	62,555	1,170,404
		18,102,186

Retail — 6.2%
Costco Wholesale Corp.	437,240	26,146,952
Office Depot, Inc. (a)	205,840	5,137,766
		31,284,718

Semiconductors — 1.8%
Applied Materials, Inc.	410,970	9,057,779

Software — 1.9%
Take-Two Interactive Software, Inc. (a)	535,500	9,440,865

Telecommunications — 3.1%
AT&T, Inc.	131,900	5,165,204
Cisco Systems, Inc. (a)	90,410	2,613,753
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden) (b)	208,600	7,803,726
		15,582,683

TOTAL EQUITIES (Cost $461,541,926)		496,165,445

2

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 3.7%
Cash Equivalents — 2.3% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$234,307	$234,307
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	195,255	195,255
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	292,882	292,882
Bank of America
5.270%	08/17/2007	195,255	195,255
Bank of America
5.300%	08/07/2007	488,137	488,137
Bank of America
5.300%	09/17/2007	195,255	195,255
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	390,509	390,509
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	58,576	58,576
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	253,831	253,831
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	195,255	195,255
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	184,713	184,713
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	195,255	195,255
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	97,627	97,627
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	97,627	97,627
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	390,509	390,509
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	234,306	234,306
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	562,559	562,559
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	527,188	527,188
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	292,882	292,882
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	292,882	292,882
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	390,509	390,509
FHLMC
5.176%	08/07/2007	39,051	39,051
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	195,255	195,255
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	195,255	195,255

3

General Electric Co.
5.277%	08/24/2007	$195,255	$195,255
General Electric Co.
5.283%	08/31/2007	349,010	349,010
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	195,255	195,255
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	195,255	195,255
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	195,255	195,255
Morgan Stanley & Co.
5.320%	08/01/2007	175,729	175,729
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	292,882	292,882
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	390,509	390,509
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	234,306	234,306
Reserve Primary Money Market Fund (c)
		292,882	292,882
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	390,509	390,509
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	58,576	58,576
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	557,232	557,232
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	78,102	78,102
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	195,255	195,255
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	390,509	390,509
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	195,255	195,255
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	117,153	117,153
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	292,882	292,882
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	195,255	195,255
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	97,627	97,627
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	312,408	312,408
			11,591,981

Repurchase Agreements — 1.4%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)
		7,092,656	7,092,656

TOTAL SHORT-TERM INVESTMENTS (Cost $18,684,637)			18,684,637

4

TOTAL INVESTMENTS — 102.4% (Cost $480,226,563) (f)	$514,850,082

Other Assets/(Liabilities) — (2.4%)	(12,188,499)

NET ASSETS — 100.0%	$502,661,583

Notes to Portfolio of Investments
ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $7,093,349. Collateralized by a U.S. Government Agency obligation with a rate of 5.955%, maturity date of 10/25/2033, and an aggregate market value, including accrued interest, of $7,235,009.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

MassMutual Premier Enhanced Index Value Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.1%
RH Donnelley Corp. (a) (b)	3,120	$195,094

Aerospace & Defense — 1.8%
DRS Technologies, Inc. (b)	1,600	83,776
General Dynamics Corp.	16,380	1,286,813
L-3 Communications Holdings, Inc.	8,660	844,870
Northrop Grumman Corp.	33,550	2,553,155
Raytheon Co.	21,820	1,207,955
United Technologies Corp.	18,030	1,315,649
		7,292,218

Agriculture — 1.2%
Altria Group, Inc.	57,490	3,821,360
Loews Corp. - Carolina Group	3,830	290,276
Reynolds American, Inc. (b)	8,570	524,227
UST, Inc.	4,810	257,575
		4,893,438

Airlines — 0.1%
Northwest Airlines Corp. (a)	3,800	66,234
UAL Corp. (a) (b)	7,180	316,925
US Airways Group, Inc. (a)	4,600	142,646
		525,805

Apparel — 0.0%
Jones Apparel Group, Inc.	30	749
Liz Claiborne, Inc.	180	6,325
VF Corp.	330	28,311
		35,385

Auto Manufacturers — 0.4%
Ford Motor Co. (a) (b)	120,100	1,022,051
General Motors Corp.	19,310	625,644
		1,647,695

Automotive & Parts — 0.2%
BorgWarner, Inc.	1,700	146,965
Genuine Parts Co.	6,120	291,190
Johnson Controls, Inc.	1,800	203,670
		641,825

Banks — 10.5%
Associated Banc-Corp	4,250	122,145
BancorpSouth, Inc.	7,200	168,120
Bank of America Corp.	301,435	14,294,048
Bank of Hawaii Corp.	1,420	68,188
The Bank of New York Mellon Corp.	35,218	1,498,526
BB&T Corp.	31,747	1,187,973
Capital One Financial Corp.	25,357	1,794,261

1

City National Corp.	1,470	$104,061
The Colonial BancGroup, Inc.	6,920	150,925
Comerica, Inc.	13,300	700,378
Commerce Bancshares, Inc.	2,452	108,991
Compass Bancshares, Inc.	560	38,797
East West Bancorp, Inc.	2,600	95,316
Fifth Third Bancorp	29,960	1,105,224
First Horizon National Corp. (b)	5,520	175,094
Fulton Financial Corp.	6,777	89,592
Huntington Bancshares, Inc.	15,975	306,720
KeyCorp	33,390	1,158,299
M&T Bank Corp.	3,940	418,783
Marshall and Ilsley Corp.	11,880	489,575
National City Corp.	22,577	663,538
PNC Financial Services Group, Inc.	2,633	175,489
Popular, Inc. (b)	12,200	160,918
Regions Financial Corp.	34,056	1,024,064
State Street Corp.	2,000	134,060
SunTrust Banks, Inc. (b)	22,700	1,777,410
Synovus Financial Corp.	4,760	133,090
TCF Financial Corp.	5,600	137,704
U.S. Bancorp (b)	78,940	2,364,253
UnionBanCal Corp.	2,100	116,046
Valley National Bancorp	3,554	75,238
Wachovia Corp.	95,673	4,516,722
Webster Financial Corp.	1,790	77,793
Wells Fargo & Co.	182,810	6,173,494
Whitney Holding Corp.	2,400	59,976
Wilmington Trust Corp.	3,100	120,714
Zions Bancorp	4,750	354,112
		42,139,637

Beverages — 0.7%
Anheuser-Busch Cos., Inc.	12,280	598,896
The Coca-Cola Co.	17,590	916,615
Coca-Cola Enterprises, Inc.	27,020	612,273
Constellation Brands, Inc. Cl. A (a) (b)	5,330	116,887
Molson Coors Brewing Co. Cl. B	3,730	331,746
The Pepsi Bottling Group, Inc.	4,560	152,578
PepsiAmericas, Inc.	4,800	132,816
		2,861,811

Biotechnology — 0.4%
Amgen, Inc. (a)	1,500	80,610
Biogen Idec, Inc. (a)	23,890	1,350,741
Charles River Laboratories International, Inc. (a)	1,200	61,416
Invitrogen Corp. (a)	780	56,004
		1,548,771

Building Materials — 0.2%
Masco Corp. (b)	27,500	748,275
Owens Corning, Inc. (a)	4,700	143,021
		891,296

2

Chemicals — 2.0%
Air Products & Chemicals, Inc.	5,370	$463,807
Ashland, Inc.	7,750	473,215
Cabot Corp.	14,630	590,759
Celanese Corp. Cl. A	13,470	505,125
Chemtura Corp.	9,100	94,913
Cytec Industries, Inc.	2,600	174,174
The Dow Chemical Co.	44,760	1,946,165
Du Pont (E.I.) de Nemours & Co.	36,400	1,700,972
Eastman Chemical Co.	3,300	227,106
FMC Corp.	1,350	120,325
Hercules, Inc. (a)	3,200	66,432
International Flavors & Fragrances, Inc.	920	46,101
The Lubrizol Corp.	8,320	521,331
Lyondell Chemical Co.	10,120	454,388
The Mosaic Co. (a)	6,200	232,872
PPG Industries, Inc.	520	39,660
Rohm & Haas Co.	1,800	101,736
RPM, Inc.	4,500	105,795
Sigma-Aldrich Corp.	3,980	180,374
The Valspar Corp.	2,380	65,664
		8,110,914

Commercial Services — 0.5%
Avis Budget Group, Inc. (a)	2,800	71,876
Convergys Corp. (a)	14,970	285,178
Donnelley (R.R.) & Sons Co.	17,060	720,956
McKesson Corp.	7,890	455,726
Service Corp. International	43,170	523,220
		2,056,956

Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A (a)	4,400	88,220

Computers — 1.5%
Affiliated Computer Services, Inc. Cl. A (a)	1,700	91,222
Cadence Design Systems, Inc. (a)	16,630	355,882
Ceridian Corp. (a)	450	15,255
Computer Sciences Corp. (a)	11,870	660,922
Electronic Data Systems Corp.	15,220	410,788
International Business Machines Corp.	23,220	2,569,293
Lexmark International, Inc. Cl. A (a)	4,470	176,744
NCR Corp. (a)	9,500	496,090
Sun Microsystems, Inc. (a)	157,760	804,576
Western Digital Corp. (a)	9,200	196,420
		5,777,192

Cosmetics & Personal Care — 1.6%
Alberto-Culver Co.	12,710	298,939
Colgate-Palmolive Co.	870	57,420
The Procter & Gamble Co.	100,210	6,198,991
		6,555,350

3

Diversified Financial — 11.4%
AmeriCredit Corp. (a) (b)	21,940	$446,260
Ameriprise Financial, Inc.	10,080	607,522
The Bear Stearns Cos., Inc.	5,150	624,283
CIT Group, Inc.	14,980	616,876
Citigroup, Inc.	323,760	15,077,503
Countrywide Financial Corp. (b)	25,990	732,138
Fannie Mae	75,360	4,509,542
Freddie Mac	11,920	682,658
The Goldman Sachs Group, Inc.	11,580	2,180,977
IndyMac Bancorp, Inc. (b)	2,460	54,120
JP Morgan Chase & Co.	198,540	8,737,745
Janus Capital Group, Inc.	3,500	105,210
Legg Mason, Inc. (b)	3,500	315,000
Lehman Brothers Holdings, Inc. (b)	42,660	2,644,920
Merrill Lynch & Co., Inc.	44,790	3,323,418
Morgan Stanley	71,360	4,557,763
Student Loan Corp.	120	22,319
Thornburg Mortgage, Inc. (b)	21,700	551,614
		45,789,868

Electric — 4.9%
Alliant Energy Corp.	5,700	210,615
Ameren Corp.	10,060	482,679
American Electric Power Co., Inc.	21,580	938,514
Consolidated Edison, Inc.	21,060	919,901
Constellation Energy Group, Inc.	2,840	237,992
Dominion Resources, Inc. (b)	10,750	905,365
DPL, Inc.	2,900	77,082
DTE Energy Co.	13,710	635,870
Duke Energy Corp.	59,298	1,009,845
Edison International	33,280	1,760,179
Energy East Corp.	11,050	279,675
Entergy Corp.	8,880	887,645
Exelon Corp.	11,840	830,576
FirstEnergy Corp.	13,320	809,190
FPL Group, Inc.	22,860	1,319,708
Great Plains Energy, Inc.	3,837	106,515
Integrys Energy Group, Inc.	1,940	96,011
MDU Resources Group, Inc.	7,900	215,354
Mirant Corp. (a) (b)	3,600	136,188
Northeast Utilities	9,340	255,356
NSTAR	5,410	170,144
OGE Energy Corp.	7,360	243,984
Pepco Holdings, Inc.	810	21,927
PG&E Corp.	23,730	1,015,881
Pinnacle West Capital Corp.	4,360	163,413
PPL Corp.	2,630	123,978
Progress Energy, Inc.	20,100	877,566
Public Service Enterprise Group, Inc.	18,050	1,502,482
Puget Energy, Inc.	5,160	119,454
Reliant Energy, Inc. (a) (b)	23,300	598,344
SCANA Corp.	5,620	210,076
Southern Co.	44,350	1,491,934
Teco Energy, Inc.	13,530	218,374

4

Wisconsin Energy Corp.	4,880	$209,498
Xcel Energy, Inc.	18,020	365,806
		19,447,121

Electric Utilities — 0.0%
Sierra Pacific Resources (a)	4,800	76,272

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	5,830	274,418
Energizer Holdings, Inc. (a)	970	97,873
		372,291

Electronics — 0.3%
Applera Corp. - Applied Biosystems Group	4,030	125,817
Avnet, Inc. (a)	8,900	337,132
AVX Corp.	8,400	134,316
PerkinElmer, Inc.	3,910	108,815
Solectron Corp. (a)	21,000	78,960
Tektronix, Inc.	3,700	121,545
Thermo Fisher Scientific, Inc. (a)	5,810	303,340
Vishay Intertechnology, Inc. (a)	9,900	153,549
		1,363,474

Engineering & Construction — 0.2%
KBR, Inc. (a)	11,500	369,035
URS Corp. (a)	8,650	426,099
		795,134

Entertainment — 0.1%
Regal Entertainment Group Cl. A (b)	24,800	530,472

Environmental Controls — 0.4%
Allied Waste Industries, Inc. (a)	30,550	393,178
Republic Services, Inc.	4,185	133,711
Waste Management, Inc.	23,040	876,211
		1,403,100

Foods — 2.1%
Campbell Soup Co.	4,440	163,525
ConAgra Foods, Inc.	21,880	554,658
Corn Products International, Inc.	5,070	226,223
Dean Foods Co.	10,560	303,811
Del Monte Foods Co.	6,820	79,112
General Mills, Inc.	17,370	966,119
Heinz (H. J.) Co.	6,130	268,249
Hormel Foods Corp.	1,100	37,862
The J.M. Smucker Co.	9,140	510,103
Kellogg Co.	3,320	172,009
Kraft Foods, Inc. Cl. A	49,300	1,614,575
The Kroger Co.	20,140	522,834
Safeway, Inc.	35,540	1,132,660
Sara Lee Corp.	30,470	482,949
Smithfield Foods, Inc. (a)	1,000	31,060
SuperValu, Inc.	25,000	1,041,750

5

Tyson Foods, Inc. Cl. A	17,800	$379,140
		8,486,639

Forest Products & Paper — 0.7%
Domtar Corp. (a)	9,800	93,198
International Paper Co.	30,600	1,134,342
MeadWestvaco Corp.	4,700	152,938
Plum Creek Timber Co., Inc.	180	6,995
Smurfit-Stone Container Corp. (a)	14,800	174,492
Temple-Inland, Inc.	4,550	264,491
Weyerhaeuser Co.	15,500	1,104,220
		2,930,676

Gas — 0.8%
AGL Resources, Inc.	7,560	285,012
Atmos Energy Corp.	6,950	195,087
Energen Corp.	2,600	137,566
KeySpan Corp.	5,900	245,145
Nicor, Inc.	2,300	90,643
NiSource, Inc.	18,490	352,604
Sempra Energy	26,660	1,405,515
Southern Union Co.	1,040	32,115
UGI Corp.	7,990	206,222
Vectren Corp.	7,950	198,512
		3,148,421

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	3,330	288,278
Snap-on, Inc.	1,830	95,764
The Stanley Works	7,700	426,041
		810,083

Health Care - Products — 1.4%
Johnson & Johnson	91,700	5,547,850

Health Care - Services — 0.5%
Aetna, Inc.	10,420	500,889
Community Health Systems, Inc. (a)	2,200	85,580
Coventry Health Care, Inc. (a)	2,000	111,620
Health Management Associates, Inc. Cl. A (b)	6,570	52,954
WellPoint, Inc. (a)	14,795	1,111,400
		1,862,443

Holding Company - Diversified — 0.0%
Leucadia National Corp. (b)	220	8,272

Home Builders — 0.3%
Centex Corp.	7,000	261,170
KB Home	6,300	200,403
Lennar Corp. Cl. A	5,900	180,894
MDC Holdings, Inc.	600	27,600
NVR, Inc. (a) (b)	700	404,936
The Ryland Group, Inc.	1,600	53,200
Toll Brothers, Inc. (a)	4,800	105,264
		1,233,467

6

Home Furnishing — 0.1%
Whirlpool Corp. (b)	5,300	$541,183

Household Products — 0.3%
The Clorox Co.	2,400	145,104
Fortune Brands, Inc.	6,360	517,068
Jarden Corp. (a)	820	29,627
Kimberly-Clark Corp.	7,740	520,670
		1,212,469

Housewares — 0.0%
Newell Rubbermaid, Inc.	4,900	129,605

Industrial - Distribution — 0.1%
W.W. Grainger, Inc.	2,990	261,206

Insurance — 9.1%
ACE Ltd.	23,700	1,367,964
Alleghany Corp. (a) (b)	100	42,000
Allied World Assurance Holdings Ltd.	2,100	99,645
Allstate Corp.	38,100	2,025,015
Ambac Financial Group, Inc. (b)	6,850	459,978
American Financial Group, Inc.	18,850	529,497
American International Group, Inc.	121,950	7,826,751
American National Insurance Co.	480	71,774
Aon Corp.	25,760	1,031,430
Arch Capital Group Ltd. (a)	6,100	424,926
Assurant, Inc.	7,090	359,605
Axis Capital Holdings Ltd.	13,200	486,420
W.R. Berkley Corp.	4,450	130,919
Chubb Corp.	27,210	1,371,656
Cincinnati Financial Corp.	7,480	293,216
Conseco, Inc. (a)	4,800	87,312
Endurance Specialty Holdings Ltd.	11,400	426,360
Erie Indemnity Co. Cl. A	1,550	80,042
Everest Re Group Ltd.	4,800	471,600
Fidelity National Financial, Inc.	6,300	131,607
First American Corp.	2,800	129,612
Genworth Financial, Inc. Cl. A	15,610	476,417
The Hanover Insurance Group, Inc.	1,700	74,613
The Hartford Financial Services Group, Inc.	26,490	2,433,636
HCC Insurance Holdings, Inc.	5,070	148,450
Lincoln National Corp.	20,226	1,220,032
Loews Corp.	15,570	738,018
Markel Corp. (a)	340	158,270
Marsh & McLennan Cos., Inc.	14,300	393,965
MBIA, Inc. (b)	8,830	495,363
Mercury General Corp.	590	30,550
Metlife, Inc.	34,140	2,055,911
MGIC Investment Corp. (b)	2,650	102,449
Nationwide Financial Services, Inc. Cl. A	4,250	241,868
Old Republic International Corp.	7,025	128,839

7

PartnerRe Ltd. (b)	3,800	$269,914
The PMI Group, Inc.	4,830	164,558
Principal Financial Group, Inc.	11,310	637,771
Progressive Corp.	26,320	552,194
Protective Life Corp.	8,680	373,414
Prudential Financial, Inc.	24,640	2,183,843
Radian Group, Inc.	1,700	57,307
Reinsurance Group of America, Inc.	7,150	380,881
RenaissanceRe Holdings Ltd.	7,400	425,500
Safeco Corp.	6,320	369,530
StanCorp Financial Group, Inc.	1,670	78,423
Torchmark Corp.	3,040	187,082
Transatlantic Holdings, Inc.	1,100	80,465
St. Paul Travelers Companies	46,647	2,368,735
Unitrin, Inc.	3,250	137,735
Unum Group	24,550	596,565
XL Capital Ltd. Cl. A (b)	14,000	1,090,040
		36,499,667

Internet — 0.6%
Expedia, Inc. (a) (b)	15,240	405,536
IAC/InterActiveCorp (a)	13,100	376,494
Liberty Media Holding Corp. Interactive Cl. A (a)	12,300	257,685
Symantec Corp. (a)	59,850	1,149,120
		2,188,835

Investment Companies — 0.1%
Allied Capital Corp. (b)	320	9,062
American Capital Strategies Ltd. (b)	7,010	266,170
		275,232

Iron & Steel — 0.8%
Carpenter Technology Corp.	800	94,952
Nucor Corp.	18,650	936,230
Reliance Steel & Aluminum Co.	200	10,508
Steel Dynamics, Inc.	7,370	309,024
United States Steel Corp.	17,290	1,699,434
		3,050,148

Leisure Time — 0.0%
Brunswick Corp.	3,400	95,064

Lodging — 0.1%
Wyndham Worldwide Corp. (a)	7,400	249,010

Machinery - Diversified — 0.4%
AGCO Corp. (a)	12,270	471,536
Deere & Co.	5,100	614,142
Gardner Denver, Inc. (a)	11,800	490,762
		1,576,440

Manufacturing — 7.2%
3M Co.	1,200	106,704
Cooper Industries Ltd. Cl. A	9,600	508,032

8

Crane Co.	10,620	$487,033
Dover Corp.	6,170	314,670
Eastman Kodak Co. (b)	18,400	464,600
Eaton Corp.	8,670	842,551
General Electric Co.	424,690	16,460,984
Honeywell International, Inc.	11,390	655,039
Illinois Tool Works, Inc.	3,300	181,665
Ingersoll-Rand Co. Ltd. Cl. A	12,400	623,968
ITT Corp.	10,720	674,074
Leggett & Platt, Inc.	6,710	139,098
Pall Corp.	4,890	203,033
Parker Hannifin Corp.	10,120	998,642
Pentair, Inc.	6,900	249,780
SPX Corp.	3,800	356,706
Teleflex, Inc.	6,620	505,967
Tyco International Ltd. (b)	101,900	4,818,851
		28,591,397

Media — 3.4%
Cablevision Systems Corp. Cl. A (a)	6,440	229,200
CBS Corp. Cl. B (b)	63,940	2,028,177
Clear Channel Communications, Inc.	24,140	890,766
Comcast Corp. Cl. A (a)	31,175	818,967
Discovery Holding Co. Cl. A (a)	4,400	104,368
Gannett Co., Inc.	15,800	788,420
Hearst-Argyle Television, Inc.	1,070	22,470
Idearc, Inc.	12,900	447,759
Liberty Global, Inc. Cl. A (a)	8,790	368,565
Liberty Media Holding Corp. Capital Cl. A (a)	8,660	991,137
The Scripps (E.W.) Co. Cl. A	3,900	159,783
Time Warner Cable, Inc. Cl. A (a)	3,000	114,660
Time Warner, Inc. (b)	153,920	2,964,499
Tribune Co.	6,420	179,503
The Walt Disney Co.	107,690	3,553,770
		13,662,044

Office Equipment/Supplies — 0.5%
Xerox Corp. (a)	110,860	1,935,616

Office Furnishings — 0.1%
Steelcase, Inc. Cl. A	16,530	287,787

Oil & Gas — 13.6%
Anadarko Petroleum Corp.	21,000	1,056,930
Chevron Corp.	144,306	12,303,530
ConocoPhillips	124,607	10,073,230
Continental Resources, Inc. (a)	6,500	102,245
Exxon Mobil Corp.	275,630	23,464,382
Frontier Oil Corp.	2,400	92,952
Marathon Oil Corp.	46,018	2,540,194
Noble Energy, Inc.	7,700	470,778
Occidental Petroleum Corp.	64,884	3,680,220
Patterson-UTI Energy, Inc. (b)	10,700	245,030
Valero Energy Corp.	7,850	526,029
		54,555,520

9

Oil & Gas Services — 0.1%
SEACOR Holdings, Inc. (a)	1,100	$95,942
Tidewater, Inc. (b)	4,330	296,259
		392,201

Packaging & Containers — 0.1%
Bemis Co., Inc.	3,960	116,701
Sealed Air Corp.	6,040	164,590
Sonoco Products Co.	7,700	282,359
		563,650

Pharmaceuticals — 3.6%
AmerisourceBergen Corp.	4,440	209,168
Eli Lilly & Co.	23,520	1,272,197
King Pharmaceuticals, Inc. (a)	21,870	372,009
Merck & Co., Inc.	17,560	871,854
Omnicare, Inc. (b)	4,800	159,168
Pfizer, Inc.	405,480	9,532,835
Watson Pharmaceutical, Inc. (a)	16,560	503,755
Wyeth	29,410	1,426,973
		14,347,959

Pipelines — 0.2%
National Fuel Gas Co.	5,650	244,928
Oneok, Inc.	9,380	476,035
Spectra Energy Corp. (b)	3,400	86,598
		807,561

Real Estate Investment Trusts (REITS) — 2.0%
AMB Property Corp.	90	4,795
Annaly Capital Management, Inc. REIT	72,860	1,052,827
Apartment Investment & Management Co. Cl. A	40	1,690
Archstone-Smith Trust REIT	420	24,112
AvalonBay Communities, Inc.	570	61,543
Boston Properties, Inc.	13,430	1,269,001
BRE Properties, Inc. Cl. A REIT (b)	170	8,590
Camden Property Trust REIT	110	6,046
CapitalSource, Inc.	770	14,630
Colonial Properties Trust REIT (b)	7,330	253,545
Developers Diversified Realty Corp. REIT	3,170	152,160
Equity Residential REIT	18,200	724,542
General Growth Properties, Inc. REIT	7,000	335,860
Health Care Property Investors, Inc. (b)	12,800	348,672
Health Care REIT, Inc. (b)	7,300	267,983
Hospitalities Properties Trust	12,040	461,854
Host Hotels & Resorts, Inc. REIT (b)	37,600	794,112
HRPT Properties Trust	22,270	208,225
iStar Financial, Inc.	16,360	594,359
Kimco Realty Corp.	16,900	630,877
Liberty Property Trust REIT	7,170	268,947
Mack-Cali Realty Corp.	460	17,756
Public Storage	500	35,045

10

Rayonier, Inc. REIT	6,410	$271,399
Regency Centers Corp.	200	12,974
Simon Property Group, Inc. REIT	560	48,457
Vornado Realty Trust	740	79,202
		7,949,203

Retail — 2.2%
AnnTaylor Stores Corp. (a)	180	5,656
AutoNation, Inc. (a)	4,840	94,283
Barnes & Noble, Inc.	2,200	73,810
BJ’s Wholesale Club, Inc. (a)	3,100	105,276
Circuit City Stores, Inc.	300	3,570
Costco Wholesale Corp.	10,080	602,784
The Gap, Inc.	24,700	424,840
Macy’s, Inc.	52,806	1,904,712
McDonald’s Corp. (b)	77,010	3,686,469
RadioShack Corp. (b)	31,570	793,354
Rite Aid Corp. (a)	19,300	106,343
Saks, Inc. (b)	4,170	77,187
Sears Holdings Corp. (a) (b)	3,910	534,849
Wal-Mart Stores, Inc.	5,700	261,915
		8,675,048

Savings & Loans — 1.0%
Astoria Financial Corp.	2,760	64,998
New York Community Bancorp, Inc.	13,540	219,754
Sovereign Bancorp, Inc.	18,800	359,832
TFS Financial Corp. (a)	3,800	43,168
Washington Federal, Inc.	2,682	60,425
Washington Mutual, Inc.	88,722	3,329,737
		4,077,914

Semiconductors — 0.4%
Atmel Corp. (a)	92,100	496,419
Fairchild Semiconductor International, Inc. (a)	4,000	73,000
Integrated Device Technology, Inc. (a)	7,700	125,279
Intersil Corp. Cl. A	7,800	228,150
Novellus Systems, Inc. (a)	7,880	224,738
Teradyne, Inc. (a) (b)	38,040	596,848
		1,744,434

Software — 0.5%
CA, Inc. (b)	5,690	142,705
Compuware Corp. (a)	46,840	437,017
Fidelity National Information Services, Inc.	1,200	59,556
First Data Corp.	35,400	1,125,366
IMS Health, Inc.	1,930	54,291
Novell, Inc. (a)	42,500	285,175
		2,104,110

Telecommunications — 7.5%
ADC Telecommunications, Inc. (a)	16,300	304,647
Alltel Corp.	28,340	1,869,023
AT&T, Inc.	376,155	14,730,230

11

Avaya, Inc. (a)	38,760	$641,090
CenturyTel, Inc.	10,880	499,066
Citizens Communications Co.	19,830	286,147
Embarq Corp.	13,640	842,816
Juniper Networks, Inc. (a)	16,300	488,348
Qwest Communications International, Inc. (a) (b)	140,190	1,195,821
Sprint Nextel Corp.	124,300	2,551,879
Telephone and Data Systems, Inc.	3,430	227,752
US Cellular Corp. (a)	1,920	186,240
Verizon Communications, Inc.	140,012	5,967,311
Windstream Corp.	16,547	227,687
		30,018,057

Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	5,030	452,750

Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	19,670	551,153
Mattel, Inc.	20,490	469,426
		1,020,579

Transportation — 0.7%
CSX Corp.	20,700	981,387
Laidlaw International, Inc.	1,910	64,940
Norfolk Southern Corp.	11,100	596,958
Overseas Shipholding Group, Inc.	3,640	282,428
Ryder System, Inc. (b)	2,590	140,818
Teekay Corp. (b)	1,700	95,319
Union Pacific Corp.	4,670	556,384
YRC Worldwide, Inc. (a) (b)	3,100	99,572
		2,817,806

Trucking & Leasing — 0.0%
GATX Corp. (b)	1,300	58,968

TOTAL EQUITIES (Cost $406,551,075)		399,208,653

MUTUAL FUND - 3.6%
Financial Services
iShares Russell 1000 Value Index Fund	172,500	14,231,250

TOTAL MUTUAL FUND (Cost $15,237,225)		14,231,250

TOTAL LONG TERM INVESTMENTS (Cost $421,788,300)		413,439,903

12

		Principal
		Amount
SHORT-TERM INVESTMENTS — 7.2%
Cash Equivalents — 7.0% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$567,571	$567,571
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	472,983	472,983
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	709,474	709,474
Bank of America
5.270%	08/17/2007	472,983	472,983
Bank of America
5.300%	08/07/2007	1,182,456	1,182,456
Bank of America
5.300%	09/17/2007	472,983	472,983
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	945,965	945,965
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	141,895	141,895
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	614,877	614,877
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	472,983	472,983
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	447,447	447,447
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	472,983	472,983
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	236,491	236,491
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	236,491	236,491
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	945,965	945,965
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	567,579	567,579
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	1,362,737	1,362,737
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	1,277,053	1,277,053
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	709,474	709,474
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	709,474	709,474
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	945,965	945,965
FHLMC
5.176%	08/07/2007	94,596	94,596
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	472,983	472,983
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	472,983	472,983
General Electric Co.
5.277%	08/24/2007	472,983	472,983

13

General Electric Co.
5.283%	08/31/2007	$845,437	$845,437
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	472,983	472,983
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	472,983	472,983
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	472,983	472,983
Morgan Stanley & Co.
5.320%	08/01/2007	425,684	425,684
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	709,474	709,474
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	945,965	945,965
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	567,579	567,579
Reserve Primary Money Market Fund (c)
		709,474	709,474
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	945,965	945,965
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	141,895	141,895
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	1,349,833	1,349,833
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	189,193	189,193
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	472,983	472,983
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	945,965	945,965
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	472,983	472,983
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	283,790	283,790
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	709,474	709,474
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	472,983	472,983
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	236,491	236,491
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	756,772	756,772
			28,080,263

Repurchase Agreements — 0.2%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)		664,531	664,531

TOTAL SHORT-TERM INVESTMENTS (Cost $28,744,794)			28,744,794

14

TOTAL INVESTMENTS — 110.5% (Cost $450,533,094) (f)	$442,184,697

Other Assets/(Liabilities) — (10.5%)	(41,868,414)

NET ASSETS — 100.0%	$400,316,283

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $664,596. Collateralized by U.S. Government Agency obligation with a rate of 4.286%, maturity date of 9/01/2033, and an aggregate market value, including accrued interest, of $677,825.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

15

MassMutual Premier Enhanced Index Value Fund II — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.0%
RH Donnelley Corp. (a) (b)	1,100	$68,783

Aerospace & Defense — 1.8%
DRS Technologies, Inc. (b)	600	31,416
General Dynamics Corp.	6,200	487,072
L-3 Communications Holdings, Inc.	3,400	331,704
Northrop Grumman Corp.	12,600	958,860
Raytheon Co.	7,700	426,272
United Technologies Corp.	6,800	496,196
		2,731,520

Agriculture — 1.2%
Altria Group, Inc.	21,600	1,435,752
Loews Corp. - Carolina Group	1,500	113,685
Reynolds American, Inc. (b)	3,300	201,861
UST, Inc.	1,900	101,745
		1,853,043

Airlines — 0.1%
Northwest Airlines Corp. (a)	1,500	26,145
UAL Corp. (a) (b)	2,600	114,764
US Airways Group, Inc. (a)	800	24,808
		165,717

Apparel — 0.0%
Liz Claiborne, Inc.	100	3,514
VF Corp.	100	8,579
		12,093

Auto Manufacturers — 0.4%
Ford Motor Co. (a) (b)	45,000	382,950
General Motors Corp.	7,300	236,520
		619,470

Automotive & Parts — 0.2%
BorgWarner, Inc.	700	60,515
Genuine Parts Co.	2,300	109,434
Johnson Controls, Inc.	800	90,520
		260,469

Banks — 10.5%
Associated Banc-Corp	1,900	54,606
BancorpSouth, Inc.	2,900	67,715
Bank of America Corp.	113,484	5,381,411
Bank of Hawaii Corp.	500	24,010
The Bank of New York Mellon Corp.	13,247	563,660
BB&T Corp.	11,972	447,992
Capital One Financial Corp.	9,504	672,503
City National Corp.	700	49,553

1

The Colonial BancGroup, Inc.	2,800	$61,068
Comerica, Inc.	4,900	258,034
Commerce Bancshares, Inc.	721	32,049
Compass Bancshares, Inc.	200	13,856
East West Bancorp, Inc.	1,000	36,660
Fifth Third Bancorp	12,000	442,680
First Horizon National Corp. (b)	1,900	60,268
Fulton Financial Corp.	340	4,495
Huntington Bancshares, Inc.	4,096	78,643
KeyCorp	12,500	433,625
M&T Bank Corp.	1,400	148,806
Marshall and Ilsley Corp.	4,400	181,324
National City Corp.	9,062	266,332
PNC Financial Services Group, Inc.	1,053	70,183
Popular, Inc. (b)	4,900	64,631
Regions Financial Corp.	12,904	388,023
State Street Corp.	800	53,624
SunTrust Banks, Inc. (b)	8,499	665,472
Synovus Financial Corp.	1,700	47,532
TCF Financial Corp.	2,200	54,098
U.S. Bancorp (b)	30,800	922,460
UnionBanCal Corp.	600	33,156
Valley National Bancorp	2,115	44,775
Wachovia Corp.	36,340	1,715,611
Webster Financial Corp.	500	21,730
Wells Fargo & Co.	69,300	2,340,261
Whitney Holding Corp.	1,100	27,489
Wilmington Trust Corp.	1,100	42,834
Zions Bancorp	1,900	141,645
		15,912,814

Beverages — 0.7%
Anheuser-Busch Cos., Inc.	4,900	238,973
The Coca-Cola Co.	6,700	349,137
Coca-Cola Enterprises, Inc.	10,100	228,866
Constellation Brands, Inc. Cl. A (a) (b)	2,000	43,860
Molson Coors Brewing Co. Cl. B	1,500	133,410
The Pepsi Bottling Group, Inc.	1,800	60,228
PepsiAmericas, Inc.	1,800	49,806
		1,104,280

Biotechnology — 0.4%
Amgen, Inc. (a)	600	32,244
Biogen Idec, Inc. (a)	9,000	508,860
Invitrogen Corp. (a)	500	35,900
		577,004

Building Materials — 0.2%
Masco Corp. (b)	11,000	299,310
Owens Corning, Inc. (a)	1,900	57,817
		357,127

Chemicals — 2.0%
Air Products & Chemicals, Inc.	2,000	172,740

2

Ashland, Inc.	2,900	$177,074
Cabot Corp.	5,800	234,204
Celanese Corp. Cl. A	5,100	191,250
Chemtura Corp.	4,400	45,892
Cytec Industries, Inc.	500	33,495
The Dow Chemical Co.	16,800	730,464
Du Pont (E.I.) de Nemours & Co.	13,700	640,201
Eastman Chemical Co.	1,300	89,466
FMC Corp.	600	53,478
Hercules, Inc. (a)	1,200	24,912
International Flavors & Fragrances, Inc.	500	25,055
The Lubrizol Corp.	3,200	200,512
Lyondell Chemical Co.	3,700	166,130
The Mosaic Co. (a)	2,300	86,388
PPG Industries, Inc.	200	15,254
Rohm & Haas Co.	700	39,564
RPM, Inc.	100	2,351
Sigma-Aldrich Corp.	1,600	72,512
The Valspar Corp.	900	24,831
		3,025,773

Commercial Services — 0.5%
Avis Budget Group, Inc. (a)	1,100	28,237
Convergys Corp. (a)	4,500	85,725
Donnelley (R.R.) & Sons Co.	6,800	287,368
McKesson Corp.	3,200	184,832
Service Corp. International	16,400	198,768
		784,930

Computer Related Services — 0.0%
Ingram Micro, Inc. Cl. A (a)	1,300	26,065

Computers — 1.5%
Affiliated Computer Services, Inc. Cl. A (a)	700	37,562
Cadence Design Systems, Inc. (a)	4,500	96,300
Ceridian Corp. (a)	200	6,780
Computer Sciences Corp. (a)	4,200	233,856
Electronic Data Systems Corp.	6,100	164,639
International Business Machines Corp.	9,300	1,029,045
Lexmark International, Inc. Cl. A (a)	1,000	39,540
NCR Corp. (a)	3,600	187,992
Sun Microsystems, Inc. (a)	63,400	323,340
Western Digital Corp. (a)	3,700	78,995
		2,198,049

Cosmetics & Personal Care — 1.6%
Alberto-Culver Co.	4,800	112,896
Colgate-Palmolive Co.	100	6,600
The Procter & Gamble Co.	37,700	2,332,122
		2,451,618

Diversified Financial — 11.5%
AmeriCredit Corp. (a)	8,900	181,026
Ameriprise Financial, Inc.	4,000	241,080

3

The Bear Stearns Cos., Inc.	2,000	$242,440
CIT Group, Inc.	6,000	247,080
Citigroup, Inc.	122,300	5,695,511
Countrywide Financial Corp. (b)	10,400	292,968
Fannie Mae	28,500	1,705,440
Freddie Mac	4,500	257,715
The Goldman Sachs Group, Inc.	4,300	809,862
IndyMac Bancorp, Inc. (b)	1,400	30,800
JP Morgan Chase & Co.	75,048	3,302,863
Janus Capital Group, Inc.	700	21,042
Legg Mason, Inc. (b)	1,300	117,000
Lehman Brothers Holdings, Inc. (b)	16,100	998,200
Merrill Lynch & Co., Inc.	16,900	1,253,980
Morgan Stanley	27,300	1,743,651
Thornburg Mortgage, Inc. (b)	8,200	208,444
		17,349,102

Electric — 4.9%
Alliant Energy Corp.	2,400	88,680
Ameren Corp.	3,900	187,122
American Electric Power Co., Inc.	7,200	313,128
Consolidated Edison, Inc.	8,400	366,912
Constellation Energy Group, Inc.	1,200	100,560
Dominion Resources, Inc. (b)	4,100	345,302
DPL, Inc.	900	23,922
DTE Energy Co.	5,500	255,090
Duke Energy Corp.	22,868	389,442
Edison International	12,600	666,414
Energy East Corp.	4,400	111,364
Entergy Corp.	3,500	349,860
Exelon Corp.	4,500	315,675
FirstEnergy Corp.	5,300	321,975
FPL Group, Inc.	8,600	496,478
Great Plains Energy, Inc.	1,600	44,416
Integrys Energy Group, Inc.	800	39,592
MDU Resources Group, Inc.	2,700	73,602
Mirant Corp. (a) (b)	1,500	56,745
Northeast Utilities	3,600	98,424
NSTAR	2,100	66,045
OGE Energy Corp.	2,800	92,820
Pepco Holdings, Inc.	300	8,121
PG&E Corp.	9,500	406,695
Pinnacle West Capital Corp.	1,700	63,716
PPL Corp.	1,100	51,854
Progress Energy, Inc.	8,000	349,280
Public Service Enterprise Group, Inc.	6,800	566,032
Puget Energy, Inc.	2,100	48,615
Reliant Energy, Inc. (a) (b)	8,800	225,984
SCANA Corp.	1,700	63,546
Southern Co.	16,800	565,152
Teco Energy, Inc.	3,500	56,490
Wisconsin Energy Corp.	1,900	81,567
Xcel Energy, Inc.	7,300	148,190
		7,438,810

4

Electrical Components & Equipment — 0.1%
Emerson Electric Co.	2,300	$108,261
Energizer Holdings, Inc. (a)	400	40,360
		148,621

Electronics — 0.3%
Applera Corp. - Applied Biosystems Group	600	18,732
Avnet, Inc. (a)	3,500	132,580
AVX Corp.	3,400	54,366
PerkinElmer, Inc.	1,800	50,094
Tektronix, Inc.	1,500	49,275
Thermo Fisher Scientific, Inc. (a)	2,200	114,862
Vishay Intertechnology, Inc. (a)	3,800	58,938
		478,847

Engineering & Construction — 0.2%
KBR, Inc. (a)	3,100	99,479
URS Corp. (a)	3,300	162,558
		262,037

Entertainment — 0.1%
Regal Entertainment Group Cl. A (b)	9,400	201,066

Environmental Controls — 0.3%
Allied Waste Industries, Inc. (a)	11,600	149,292
Republic Services, Inc.	1,650	52,718
Waste Management, Inc.	8,400	319,452
		521,462

Foods — 2.1%
Campbell Soup Co.	1,800	66,294
ConAgra Foods, Inc.	8,700	220,545
Corn Products International, Inc.	2,000	89,240
Dean Foods Co.	3,300	94,941
Del Monte Foods Co.	3,000	34,800
General Mills, Inc.	6,500	361,530
Heinz (H. J.) Co.	2,900	126,904
Hormel Foods Corp.	200	6,884
The J.M. Smucker Co.	2,800	156,268
Kellogg Co.	1,000	51,810
Kraft Foods, Inc. Cl. A	18,700	612,425
The Kroger Co.	7,700	199,892
Safeway, Inc.	12,500	398,375
Sara Lee Corp.	9,600	152,160
Smithfield Foods, Inc. (a)	100	3,106
SuperValu, Inc.	9,400	391,698
Tyson Foods, Inc. Cl. A	7,100	151,230
		3,118,102

Forest Products & Paper — 0.7%
Domtar Corp. (a)	4,300	40,893
International Paper Co.	11,500	426,305
MeadWestvaco Corp.	1,700	55,318

5

Plum Creek Timber Co., Inc.	100	$3,886
Smurfit-Stone Container Corp. (a)	5,600	66,024
Temple-Inland, Inc.	1,900	110,447
Weyerhaeuser Co.	5,800	413,192
		1,116,065

Gas — 0.8%
AGL Resources, Inc.	2,900	109,330
Atmos Energy Corp.	2,800	78,596
Energen Corp.	1,100	58,201
KeySpan Corp.	1,700	70,635
Nicor, Inc.	900	35,469
NiSource, Inc.	7,400	141,118
Sempra Energy	10,100	532,472
Southern Union Co.	130	4,014
UGI Corp.	3,200	82,592
Vectren Corp.	3,000	74,910
		1,187,337

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	1,300	112,541
Snap-on, Inc.	900	47,097
The Stanley Works	2,400	132,792
		292,430

Health Care - Products — 1.4%
Johnson & Johnson	34,700	2,099,350

Health Care - Services — 0.5%
Aetna, Inc.	4,000	192,280
Coventry Health Care, Inc. (a)	800	44,648
WellPoint, Inc. (a)	5,913	444,185
		681,113

Holding Company - Diversified — 0.0%
Leucadia National Corp. (b)	200	7,520

Home Builders — 0.3%
Centex Corp.	2,800	104,468
KB Home	2,500	79,525
Lennar Corp. Cl. A	2,300	70,518
MDC Holdings, Inc.	500	23,000
NVR, Inc. (a) (b)	300	173,544
The Ryland Group, Inc.	600	19,950
Toll Brothers, Inc. (a)	1,900	41,667
		512,672

Home Furnishing — 0.1%
Whirlpool Corp. (b)	2,100	214,431

Household Products — 0.3%
The Clorox Co.	900	54,414
Fortune Brands, Inc. (b)	2,400	195,120
Jarden Corp. (a)	400	14,452

6

Kimberly-Clark Corp.	3,000	$201,810
		465,796

Housewares — 0.0%
Newell Rubbermaid, Inc.	2,100	55,545

Industrial - Distribution — 0.1%
W.W. Grainger, Inc.	1,200	104,832

Insurance — 9.1%
ACE Ltd.	8,400	484,848
Allied World Assurance Holdings Ltd.	800	37,960
Allstate Corp.	14,300	760,045
Ambac Financial Group, Inc. (b)	2,700	181,305
American Financial Group, Inc.	5,750	161,518
American International Group, Inc.	46,000	2,952,280
American National Insurance Co.	200	29,906
Aon Corp.	10,300	412,412
Arch Capital Group Ltd. (a)	2,300	160,218
Assurant, Inc.	2,800	142,016
Axis Capital Holdings Ltd.	5,000	184,250
W.R. Berkley Corp.	1,250	36,775
Chubb Corp.	10,200	514,182
Cincinnati Financial Corp.	2,940	115,248
Endurance Specialty Holdings Ltd.	4,300	160,820
Erie Indemnity Co. Cl. A	600	30,984
Everest Re Group Ltd.	1,900	186,675
Fidelity National Financial, Inc.	2,900	60,581
First American Corp.	1,200	55,548
Genworth Financial, Inc. Cl. A	6,300	192,276
The Hanover Insurance Group, Inc.	700	30,723
The Hartford Financial Services Group, Inc.	10,000	918,700
HCC Insurance Holdings, Inc.	1,300	38,064
Lincoln National Corp.	7,572	456,743
Loews Corp.	6,400	303,360
Markel Corp. (a)	200	93,100
Marsh & McLennan Cos., Inc.	5,400	148,770
MBIA, Inc. (b)	3,600	201,960
Metlife, Inc.	12,700	764,794
MGIC Investment Corp. (b)	1,400	54,124
Nationwide Financial Services, Inc. Cl. A	1,000	56,910
Old Republic International Corp.	3,787	69,529
PartnerRe Ltd. (b)	1,500	106,545
The PMI Group, Inc.	1,200	40,884
Principal Financial Group, Inc.	4,200	236,838
Progressive Corp.	10,500	220,290
Protective Life Corp.	3,500	150,570
Prudential Financial, Inc.	9,300	824,259
Radian Group, Inc.	600	20,226
Reinsurance Group of America, Inc.	3,000	159,930
RenaissanceRe Holdings Ltd.	2,800	161,000
Safeco Corp.	2,600	152,022
StanCorp Financial Group, Inc.	100	4,696
Torchmark Corp.	1,700	104,618

7

Transatlantic Holdings, Inc.	500	$36,575
St. Paul Travelers Companies	17,622	894,845
Unitrin, Inc.	700	29,666
Unum Group	8,100	196,830
XL Capital Ltd. Cl. A (b)	5,000	389,300
		13,725,718

Internet — 0.6%
Expedia, Inc. (a) (b)	6,200	164,982
IAC/InterActiveCorp (a)	5,200	149,448
Liberty Media Holding Corp. Interactive Cl. A (a)	4,700	98,465
Symantec Corp. (a)	22,500	432,000
		844,895

Investment Companies — 0.1%
Allied Capital Corp. (b)	100	2,832
American Capital Strategies Ltd. (b)	2,600	98,722
		101,554

Iron & Steel — 0.8%
Carpenter Technology Corp.	300	35,607
Nucor Corp.	6,800	341,360
Reliance Steel & Aluminum Co.	100	5,254
Steel Dynamics, Inc.	2,800	117,404
United States Steel Corp.	6,500	638,885
		1,138,510

Leisure Time — 0.0%
Brunswick Corp.	1,300	36,348

Lodging — 0.1%
Wyndham Worldwide Corp. (a)	2,700	90,855

Machinery - Diversified — 0.4%
AGCO Corp. (a)	5,000	192,150
Deere & Co.	2,000	240,840
Gardner Denver, Inc. (a)	4,500	187,155
		620,145

Manufacturing — 7.2%
3M Co.	400	35,568
Cooper Industries Ltd. Cl. A	3,800	201,096
Crane Co.	3,600	165,096
Dover Corp.	2,300	117,300
Eastman Kodak Co. (b)	6,900	174,225
Eaton Corp.	3,500	340,130
General Electric Co.	160,100	6,205,476
Honeywell International, Inc.	4,300	247,293
Illinois Tool Works, Inc.	1,200	66,060
Ingersoll-Rand Co. Ltd. Cl. A	4,600	231,472
ITT Corp.	4,300	270,384
Leggett & Platt, Inc.	2,700	55,971
Pall Corp.	1,800	74,736
Parker Hannifin Corp.	4,100	404,588

8

Pentair, Inc.	2,600	$94,120
SPX Corp.	1,500	140,805
Teleflex, Inc.	2,500	191,075
Tyco International Ltd. (b)	38,325	1,812,389
		10,827,784

Media — 3.5%
Cablevision Systems Corp. Cl. A (a)	2,600	92,534
CBS Corp. Cl. B (b)	24,100	764,452
Clear Channel Communications, Inc.	9,100	335,790
Comcast Corp. Cl. A (a)	12,850	337,570
Discovery Holding Co. Cl. A (a)	1,800	42,696
Gannett Co., Inc.	6,300	314,370
Hearst-Argyle Television, Inc.	500	10,500
Idearc, Inc.	5,200	180,492
Liberty Global, Inc. Cl. A (a)	3,300	138,369
Liberty Media Holding Corp. Capital Cl. A (a)	3,400	389,130
The Scripps (E.W.) Co. Cl. A	900	36,873
Time Warner Cable, Inc. Cl. A (a)	1,200	45,864
Time Warner, Inc. (b)	58,500	1,126,710
Tribune Co.	1,500	41,940
The Walt Disney Co.	40,600	1,339,800
Washington Post Co. Cl. B	100	79,075
		5,276,165

Office Equipment/Supplies — 0.5%
Xerox Corp. (a)	41,500	724,590

Office Furnishings — 0.1%
Steelcase, Inc. Cl. A	6,200	107,942

Oil & Gas — 13.5%
Anadarko Petroleum Corp.	7,900	397,607
Chevron Corp.	54,039	4,607,365
ConocoPhillips	46,691	3,774,500
Continental Resources, Inc. (a)	2,600	40,898
Exxon Mobil Corp.	103,200	8,785,416
Frontier Oil Corp.	900	34,857
Marathon Oil Corp.	17,392	960,038
Noble Energy, Inc.	2,600	158,964
Occidental Petroleum Corp.	24,460	1,387,371
Patterson-UTI Energy, Inc. (b)	4,300	98,470
Valero Energy Corp.	3,214	215,370
		20,460,856

Oil & Gas Services — 0.1%
Tidewater, Inc. (b)	1,700	116,314

Packaging & Containers — 0.2%
Bemis Co., Inc.	1,600	47,152
Sealed Air Corp.	2,400	65,400
Sonoco Products Co.	3,000	110,010
		222,562

9

Pharmaceuticals — 3.6%
AmerisourceBergen Corp.	1,000	$47,110
Eli Lilly & Co.	8,900	481,401
King Pharmaceuticals, Inc. (a)	8,300	141,183
Merck & Co., Inc.	7,100	352,515
Omnicare, Inc. (b)	1,100	36,476
Pfizer, Inc.	153,300	3,604,083
Watson Pharmaceutical, Inc. (a)	6,200	188,604
Wyeth	11,200	543,424
		5,394,796

Pipelines — 0.2%
National Fuel Gas Co.	2,200	95,370
Oneok, Inc.	3,800	192,850
Spectra Energy Corp. (b)	1,400	35,658
		323,878

Real Estate Investment Trusts (REITS) — 2.1%
AMB Property Corp.	100	5,328
Annaly Capital Management, Inc. REIT	27,400	395,930
Apartment Investment & Management Co. Cl. A	100	4,225
Archstone-Smith Trust REIT	200	11,482
AvalonBay Communities, Inc.	300	32,391
Boston Properties, Inc.	5,000	472,450
BRE Properties, Inc. Cl. A REIT (b)	100	5,053
Camden Property Trust REIT	100	5,496
CapitalSource, Inc.	300	5,700
Colonial Properties Trust REIT (b)	2,900	100,311
Developers Diversified Realty Corp. REIT	1,200	57,600
Equity Residential REIT	6,800	270,708
General Growth Properties, Inc. REIT	2,700	129,546
Health Care Property Investors, Inc. (b)	5,100	138,924
Health Care REIT, Inc. (b)	2,900	106,459
Hospitalities Properties Trust	4,900	187,964
Host Hotels & Resorts, Inc. REIT (b)	14,300	302,016
HRPT Properties Trust	8,900	83,215
iStar Financial, Inc.	6,500	236,145
Kimco Realty Corp.	6,400	238,912
Liberty Property Trust REIT	2,800	105,028
Mack-Cali Realty Corp.	200	7,720
Public Storage	100	7,009
Rayonier, Inc. REIT	2,600	110,084
Regency Centers Corp.	100	6,487
Simon Property Group, Inc. REIT	300	25,959
Vornado Realty Trust	400	42,812
		3,094,954

Retail — 2.2%
AnnTaylor Stores Corp. (a)	300	9,426
AutoNation, Inc. (a)	2,700	52,596
Barnes & Noble, Inc.	900	30,195
BJ’s Wholesale Club, Inc. (a)	1,200	40,752
Costco Wholesale Corp.	3,800	227,240
The Gap, Inc.	9,300	159,960

10

Macy’s, Inc.	21,188	$764,251
McDonald’s Corp. (b)	28,500	1,364,295
RadioShack Corp. (b)	10,900	273,917
Rite Aid Corp. (a)	7,200	39,672
Saks, Inc. (b)	1,300	24,063
Sears Holdings Corp. (a) (b)	1,600	218,864
Wal-Mart Stores, Inc.	2,200	101,090
		3,306,321

Savings & Loans — 1.0%
Astoria Financial Corp.	1,600	37,680
New York Community Bancorp, Inc.	4,800	77,904
Sovereign Bancorp, Inc.	7,500	143,550
TFS Financial Corp. (a)	1,500	17,040
Washington Federal, Inc.	1,534	34,561
Washington Mutual, Inc.	33,506	1,257,480
		1,568,215

Semiconductors — 0.4%
Atmel Corp. (a)	34,700	187,033
Integrated Device Technology, Inc. (a)	3,100	50,437
Intersil Corp. Cl. A	2,900	84,825
Novellus Systems, Inc. (a)	3,000	85,560
Teradyne, Inc. (a) (b)	15,300	240,057
		647,912

Software — 0.6%
CA, Inc. (b)	2,300	57,684
Compuware Corp. (a)	18,800	175,404
Fidelity National Information Services, Inc.	500	24,815
First Data Corp.	14,200	451,418
IMS Health, Inc.	900	25,317
Novell, Inc. (a)	17,100	114,741
		849,379

Telecommunications — 7.4%
ADC Telecommunications, Inc. (a)	6,100	114,009
Alltel Corp.	10,400	685,880
AT&T, Inc.	141,659	5,547,366
Avaya, Inc. (a)	13,900	229,906
CenturyTel, Inc.	4,100	188,067
Citizens Communications Co.	7,600	109,668
Embarq Corp.	5,500	339,845
Juniper Networks, Inc. (a)	6,200	185,752
Qwest Communications International, Inc. (a)	53,000	452,090
Sprint Nextel Corp.	47,800	981,334
Telephone and Data Systems, Inc.	800	53,120
US Cellular Corp. (a)	700	67,900
Verizon Communications, Inc.	52,696	2,245,904
Windstream Corp.	3,715	51,118
		11,251,959

Textiles — 0.1%
Mohawk Industries, Inc. (a) (b)	1,600	144,016

11

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	6,100	$170,922
Mattel, Inc.	7,800	178,698
		349,620

Transportation — 0.7%
CSX Corp.	7,800	369,798
Laidlaw International, Inc.	100	3,400
Norfolk Southern Corp.	4,200	225,876
Overseas Shipholding Group, Inc.	1,400	108,626
Ryder System, Inc. (b)	1,000	54,370
Teekay Corp. (b)	700	39,249
Union Pacific Corp.	1,400	166,796
YRC Worldwide, Inc. (a) (b)	1,400	44,968
		1,013,083

Trucking & Leasing — 0.0%
GATX Corp. (b)	500	22,680

TOTAL EQUITIES (Cost $149,078,172)		150,664,944

		Principal Amount
SHORT-TERM INVESTMENTS — 8.9%
Cash Equivalents — 8.8% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$269,737	$269,737
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	224,781	224,781
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	337,171	337,171
Bank of America
5.270%	08/17/2007	224,781	224,781
Bank of America
5.300%	08/07/2007	561,950	561,950
Bank of America
5.300%	09/17/2007	224,781	224,781
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	449,562	449,562
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	67,434	67,434
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	292,215	292,215
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	224,781	224,781
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	212,645	212,645
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	224,781	224,781

12

Barclays Eurodollar Time Deposit
5.320%	10/09/2007	$112,390	$112,390
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	112,390	112,390
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	449,562	449,562
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	269,737	269,737
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	647,629	647,629
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	606,908	606,908
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	337,171	337,171
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	337,171	337,171
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	449,562	449,562
FHLMC
5.176%	08/07/2007	44,956	44,956
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	224,781	224,781
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	224,781	224,781
General Electric Co.
5.277%	08/24/2007	224,781	224,781
General Electric Co.
5.283%	08/31/2007	401,786	401,786
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	224,781	224,781
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	224,781	224,781
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	224,781	224,781
Morgan Stanley & Co.
5.320%	08/01/2007	202,303	202,303
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	337,171	337,171
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	449,562	449,562
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	269,737	269,737
Reserve Primary Money Market Fund (c)
		337,171	337,171
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	449,562	449,562
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	67,434	67,434
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	641,496	641,496
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	89,912	89,912
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	224,781	224,781

13

Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	$449,562	$449,562
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	224,781	224,781
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	134,868	134,868
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	337,171	337,171
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	224,781	224,781
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	112,390	112,390
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	359,649	359,649
			13,344,898

Repurchase Agreements — 0.1%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)
		95,641	95,641

TOTAL SHORT-TERM INVESTMENTS (Cost $13,440,539)			13,440,539

TOTAL INVESTMENTS — 108.6% (Cost $162,518,711) (f)			$164,105,483

Other Assets/(Liabilities) — (8.6%)			(12,994,553)

NET ASSETS — 100.0%			$151,110,930

Notes to Portfolio of Investments

(a)                                  Non-income producing security.

(b)                                 Denotes all or a portion of security on loan. (Note 2).

(c)                                  Amount represents shares owned of the fund.

(d)                                 Represents investments of security lending collateral. (Note 2).

(e)                                  Maturity value of $95,651.  Collateralized by a U.S. Government Agency obligation with rate of 4.364%, maturity date of 1/01/2034, and an aggregate market value, including accrued interest, of $98,193.

(f)                                    See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Premier Enhanced Index Core Equity Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.6%
COMMON STOCK — 99.6%
Advertising — 0.1%
Interpublic Group of Companies, Inc. (a) (b)	100	$1,049
Omnicom Group, Inc.	1,400	72,618
		73,667

Aerospace & Defense — 3.2%
Boeing Co.	4,200	434,406
General Dynamics Corp.	1,900	149,264
L-3 Communications Holdings, Inc.	1,600	156,096
Lockheed Martin Corp.	3,400	334,832
Northrop Grumman Corp.	3,600	273,960
Raytheon Co.	5,300	293,408
Rockwell Collins, Inc.	600	41,220
United Technologies Corp.	4,700	342,959
		2,026,145

Agriculture — 1.8%
Altria Group, Inc.	15,800	1,050,226
Reynolds American, Inc. (b)	1,100	67,287
UST, Inc.	800	42,840
		1,160,353

Airlines — 0.0%
Southwest Airlines Co. (b)	200	3,132

Apparel — 0.2%
Coach, Inc. (a)	900	40,914
Nike, Inc. Cl. B	1,700	95,965
Polo Ralph Lauren Corp. (b)	200	17,870
		154,749

Auto Manufacturers — 0.3%
Ford Motor Co. (a) (b)	12,000	102,120
General Motors Corp.	2,300	74,520
Paccar, Inc.	100	8,182
		184,822

Automotive & Parts — 0.2%
Genuine Parts Co.	700	33,306
Johnson Controls, Inc.	900	101,835
		135,141

Banks — 5.2%
Bank of America Corp.	21,153	1,003,075
The Bank of New York Mellon Corp.	4,052	172,413
BB&T Corp.	2,000	74,840
Capital One Financial Corp.	1,509	106,777
Comerica, Inc.	900	47,394
Fifth Third Bancorp	3,200	118,048
First Horizon National Corp. (b)	300	9,516

1

Huntington Bancshares, Inc.	1,000	$19,200
KeyCorp	3,200	111,008
M&T Bank Corp.	200	21,258
Marshall and Ilsley Corp.	1,000	41,210
National City Corp. (b)	2,200	64,658
Northern Trust Corp.	300	18,738
PNC Financial Services Group, Inc.	1,400	93,310
Regions Financial Corp.	2,790	83,895
State Street Corp.	700	46,921
SunTrust Banks, Inc. (b)	1,300	101,790
Synovus Financial Corp.	1,200	33,552
U.S. Bancorp (b)	8,400	251,580
Wachovia Corp.	7,146	337,363
Wells Fargo & Co.	15,000	506,550
Zions Bancorp	300	22,365
		3,285,461

Beverages — 1.4%
Anheuser-Busch Cos., Inc.	3,400	165,818
The Coca-Cola Co. (b)	500	26,055
Coca-Cola Enterprises, Inc.	2,000	45,320
Molson Coors Brewing Co. Cl. B	300	26,682
The Pepsi Bottling Group, Inc.	1,100	36,806
PepsiCo, Inc.	8,800	577,456
		878,137

Biotechnology — 0.5%
Amgen, Inc. (a)	3,200	171,968
Biogen Idec, Inc. (a)	2,900	163,966
Celgene Corp. (a)	100	6,056
		341,990

Building Materials — 0.1%
American Standard Cos., Inc.	100	5,405
Masco Corp. (b)	2,500	68,025
		73,430

Chemicals — 1.4%
Air Products & Chemicals, Inc.	600	51,822
Ashland, Inc.	500	30,530
The Dow Chemical Co.	4,100	178,268
Du Pont (E.I.) de Nemours & Co.	4,000	186,920
Eastman Chemical Co.	200	13,764
International Flavors & Fragrances, Inc.	300	15,033
Monsanto Co.	3,400	219,130
Praxair, Inc.	800	61,296
Rohm & Haas Co.	300	16,956
The Sherwin-Williams Co.	1,000	69,690
Sigma-Aldrich Corp.	400	18,128
		861,537

Coal — 0.0%
CONSOL Energy, Inc.	100	4,165

2

Commercial Services — 0.8%
Apollo Group, Inc. Cl. A (a)	400	$23,644
Convergys Corp. (a)	4,100	78,105
Donnelley (R.R.) & Sons Co.	1,200	50,712
Equifax, Inc.	1,200	48,552
McKesson Corp.	2,400	138,624
Monster Worldwide, Inc. (a)	100	3,889
Moody’s Corp. (b)	1,500	80,700
Robert Half International, Inc.	100	3,399
Western Union	4,500	89,775
		517,400

Computers — 6.1%
Affiliated Computer Services, Inc. Cl. A (a)	200	10,732
Apple, Inc. (a) (b)	7,000	922,320
Computer Sciences Corp. (a)	1,400	77,952
Dell, Inc. (a)	9,400	262,918
Electronic Data Systems Corp.	5,500	148,445
EMC Corp. (a)	13,600	251,736
Hewlett-Packard Co.	20,100	925,203
International Business Machines Corp.	9,700	1,073,305
Lexmark International, Inc. Cl. A (a)	700	27,678
NCR Corp. (a)	700	36,554
Network Appliance, Inc. (a)	1,100	31,174
SanDisk Corp. (a)	100	5,363
Sun Microsystems, Inc. (a)	11,900	60,690
		3,834,070

Cosmetics & Personal Care — 1.6%
The Estee Lauder Cos., Inc. Cl. A	400	18,008
The Procter & Gamble Co.	16,282	1,007,205
		1,025,213

Diversified Financial — 9.3%
American Express Co.	4,500	263,430
Ameriprise Financial, Inc.	860	51,832
The Bear Stearns Cos., Inc.	500	60,610
The Charles Schwab Corp.	200	4,026
CIT Group, Inc.	1,500	61,770
Citigroup, Inc.	29,700	1,383,129
CME Group, Inc. (b)	100	55,250
Countrywide Financial Corp. (b)	3,298	92,905
Discover Financial Services (a)	3,500	80,675
E*TRADE Financial Corp. (a)	1,500	27,780
Fannie Mae	7,700	460,768
Federated Investors, Inc. Cl. B	200	7,202
Franklin Resources, Inc.	500	63,685
Freddie Mac	2,500	143,175
The Goldman Sachs Group, Inc.	3,300	621,522
JP Morgan Chase & Co.	17,100	752,571
Janus Capital Group, Inc.	500	15,030
Legg Mason, Inc. (b)	400	36,000
Lehman Brothers Holdings, Inc. (b)	6,000	372,000
Merrill Lynch & Co., Inc.	7,200	534,240

3

Morgan Stanley	10,800	$689,796
SLM Corp.	1,500	73,755
T. Rowe Price Group, Inc.	100	5,213
		5,856,364

Electric — 3.0%
AES Corp. (a)	500	9,825
Ameren Corp.	1,300	62,374
American Electric Power Co., Inc.	1,700	73,933
CenterPoint Energy, Inc.	3,100	51,088
Consolidated Edison, Inc.	1,900	82,992
Constellation Energy Group, Inc.	800	67,040
Dominion Resources, Inc. (b)	1,000	84,220
DTE Energy Co.	1,200	55,656
Duke Energy Corp.	11,780	200,613
Edison International	3,900	206,271
Entergy Corp.	900	89,964
Exelon Corp.	1,900	133,285
FirstEnergy Corp.	1,400	85,050
FPL Group, Inc.	2,500	144,325
PG&E Corp.	2,100	89,901
Pinnacle West Capital Corp.	1,300	48,724
PPL Corp.	1,000	47,140
Progress Energy, Inc.	2,100	91,686
Public Service Enterprise Group, Inc.	1,100	91,564
Southern Co.	4,200	141,288
Teco Energy, Inc.	1,000	16,140
Xcel Energy, Inc.	1,900	38,570
		1,911,649

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	3,300	155,331
Molex, Inc.	100	2,834
		158,165

Electronics — 0.7%
Agilent Technologies, Inc. (a)	4,500	171,675
Applera Corp. - Applied Biosystems Group	900	28,098
Jabil Circuit, Inc.	100	2,253
PerkinElmer, Inc.	700	19,481
Tektronix, Inc.	800	26,280
Thermo Fisher Scientific, Inc. (a)	2,200	114,862
Tyco Electronics Ltd. (a)	2,107	75,473
		438,122

Engineering & Construction — 0.1%
Fluor Corp.	400	46,204

Environmental Controls — 0.4%
Allied Waste Industries, Inc. (a)	3,500	45,045
Waste Management, Inc.	6,000	228,180
		273,225

4

Foods — 1.6%
Campbell Soup Co.	1,100	$40,513
ConAgra Foods, Inc.	1,800	45,630
Dean Foods Co.	4,700	135,219
General Mills, Inc.	1,600	88,992
Heinz (H. J.) Co.	1,400	61,264
The Hershey Co. (b)	700	32,270
Kellogg Co.	1,000	51,810
The Kroger Co.	7,000	181,720
McCormick & Co., Inc.	600	20,496
Safeway, Inc.	2,900	92,423
Sara Lee Corp.	6,800	107,780
SuperValu, Inc.	1,800	75,006
Tyson Foods, Inc. Cl. A	2,000	42,600
		975,723

Forest Products & Paper — 0.4%
International Paper Co.	4,000	148,280
MeadWestvaco Corp.	400	13,016
Temple-Inland, Inc.	600	34,878
Weyerhaeuser Co.	600	42,744
		238,918

Gas — 0.4%
KeySpan Corp.	700	29,085
Nicor, Inc.	700	27,587
NiSource, Inc.	1,500	28,605
Sempra Energy	3,000	158,160
		243,437

Hand & Machine Tools — 0.3%
The Black & Decker Corp.	700	60,599
Snap-on, Inc.	400	20,932
The Stanley Works	2,200	121,726
		203,257

Health Care - Products — 2.3%
Baxter International, Inc.	4,300	226,180
Becton, Dickinson & Co.	500	38,180
Boston Scientific Corp. (a)	200	2,630
Covidien Ltd. (a)	2,107	86,282
Johnson & Johnson	15,800	955,900
Medtronic, Inc. (b)	500	25,335
Patterson Cos., Inc. (a)	700	25,109
St. Jude Medical, Inc. (a)	100	4,314
Zimmer Holdings, Inc. (a)	1,000	77,760
		1,441,690

Health Care - Services — 1.2%
Aetna, Inc.	5,200	249,964
Coventry Health Care, Inc. (a)	400	22,324
Humana, Inc. (a) (b)	500	32,045
Laboratory Corp. of America Holdings (a)	700	51,695
UnitedHealth Group, Inc.	4,600	222,778
WellPoint, Inc. (a)	2,000	150,240
		729,046

5

Home Builders — 0.2%
Centex Corp.	1,000	$37,310
D.R. Horton, Inc. (b)	100	1,632
KB Home	800	25,448
Lennar Corp. Cl. A	1,100	33,726
Pulte Homes, Inc. (b)	100	1,934
		100,050

Home Furnishing — 0.2%
Whirlpool Corp. (b)	1,200	122,532

Household Products — 0.3%
The Clorox Co.	1,500	90,690
Fortune Brands, Inc.	600	48,780
Kimberly-Clark Corp.	1,200	80,724
		220,194

Housewares — 0.1%
Newell Rubbermaid, Inc.	1,300	34,385

Industrial - Distribution — 0.1%
W.W. Grainger, Inc.	500	43,680

Insurance — 6.6%
ACE Ltd.	2,100	121,212
AFLAC, Inc.	1,100	57,332
Allstate Corp.	4,900	260,435
Ambac Financial Group, Inc. (b)	500	33,575
American International Group, Inc.	17,300	1,110,314
Aon Corp.	1,800	72,072
Assurant, Inc.	1,000	50,720
Chubb Corp.	4,300	216,763
Cigna Corp.	3,100	160,084
Cincinnati Financial Corp.	1,046	41,003
Genworth Financial, Inc. Cl. A	1,800	54,936
The Hartford Financial Services Group, Inc.	3,300	303,171
Lincoln National Corp.	2,849	171,852
Loews Corp.	1,800	85,320
Marsh & McLennan Cos., Inc.	1,300	35,815
MBIA, Inc. (b)	800	44,880
Metlife, Inc.	6,100	367,342
MGIC Investment Corp. (b)	300	11,598
Principal Financial Group, Inc.	900	50,751
Progressive Corp.	2,800	58,744
Prudential Financial, Inc.	3,500	310,205
Safeco Corp.	400	23,388
Torchmark Corp.	700	43,078
St. Paul Travelers Companies	5,457	277,106
Unum Group	2,800	68,040
XL Capital Ltd. Cl. A (b)	1,900	147,934
		4,177,670

6

Internet — 1.1%
Amazon.com, Inc. (a)	2,000	$157,080
eBay, Inc. (a)	4,800	155,520
Google, Inc. Cl. A (a) (b)	300	153,000
IAC/InterActiveCorp (a)	1,400	40,236
Symantec Corp. (a)	8,100	155,520
VeriSign, Inc. (a)	700	20,783
Yahoo!, Inc. (a)	800	18,600
		700,739

Investment Companies — 0.0%
American Capital Strategies Ltd.	500	18,985

Iron & Steel — 0.5%
Allegheny Technologies, Inc. (b)	100	10,493
Nucor Corp.	2,200	110,440
United States Steel Corp.	2,100	206,409
		327,342

Leisure Time — 0.0%
Brunswick Corp.	200	5,592
Harley-Davidson, Inc.	100	5,732
		11,324

Lodging — 0.2%
Harrah’s Entertainment, Inc.	100	8,469
Hilton Hotels Corp.	100	4,421
Marriott International, Inc. Cl. A	100	4,155
Starwood Hotels & Resorts Worldwide, Inc.	900	56,664
Wyndham Worldwide Corp. (a)	640	21,536
		95,245

Machinery - Construction & Mining — 0.4%
Caterpillar, Inc.	2,700	212,760
Terex Corp. (a)	200	17,250
		230,010

Machinery - Diversified — 0.3%
Cummins, Inc.	400	47,480
Deere & Co.	100	12,042
Rockwell Automation, Inc.	1,500	104,985
		164,507

Manufacturing — 4.9%
3M Co.	1,800	160,056
Cooper Industries Ltd. Cl. A	1,700	89,964
Danaher Corp.	1,500	112,020
Dover Corp.	700	35,700
Eastman Kodak Co. (b)	2,500	63,125
Eaton Corp.	1,000	97,180
General Electric Co.	38,700	1,500,012
Honeywell International, Inc.	9,500	546,345
Illinois Tool Works, Inc.	948	52,187
Ingersoll-Rand Co. Ltd. Cl. A	1,200	60,384

7

ITT Corp.	1,300	$81,744
Leggett & Platt, Inc.	1,300	26,949
Pall Corp.	800	33,216
Parker Hannifin Corp.	1,200	118,416
Tyco International Ltd. (b)	2,107	99,640
		3,076,938

Media — 4.0%
CBS Corp. Cl. B (b)	8,350	264,862
Clear Channel Communications, Inc.	5,200	191,880
The DIRECTV Group, Inc. (a)	2,200	49,302
Dow Jones & Co., Inc.	400	22,952
Gannett Co., Inc.	1,500	74,850
The McGraw-Hill Companies, Inc.	3,700	223,850
Meredith Corp.	2,400	135,576
The Scripps (E.W.) Co. Cl. A	300	12,291
Time Warner, Inc. (b)	30,600	589,356
Tribune Co.	700	19,572
Viacom, Inc. Cl. B (a)	3,900	149,370
The Walt Disney Co.	22,800	752,400
		2,486,261

Mining — 0.5%
Alcoa, Inc.	400	15,280
Freeport-McMoran Copper & Gold, Inc.	2,936	275,925
Vulcan Materials Co. (b)	100	9,572
		300,777

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	500	23,050
Xerox Corp. (a)	10,300	179,838
		202,888

Oil & Gas — 9.2%
Anadarko Petroleum Corp.	1,200	60,396
Chesapeake Energy Corp.	100	3,404
Chevron Corp.	10,539	898,555
ConocoPhillips	13,393	1,082,690
Devon Energy Corp.	700	52,227
ENSCO International, Inc. (b)	1,100	67,177
EOG Resources, Inc.	100	7,010
Exxon Mobil Corp.	28,600	2,434,718
Hess Corp.	100	6,120
Marathon Oil Corp.	4,600	253,920
Nabors Industries Ltd. (a) (b)	100	2,924
Occidental Petroleum Corp.	6,000	340,320
Sunoco, Inc.	400	26,688
Transocean, Inc. (a)	2,700	290,115
Valero Energy Corp.	3,300	221,133
XTO Energy, Inc.	100	5,453
		5,752,850

Oil & Gas Services — 1.2%
BJ Services Co.	100	2,615

8

Halliburton Co.	1,500	$54,030
National Oilwell Varco, Inc. (a) (b)	4,400	528,484
Schlumberger Ltd. (b)	1,800	170,496
Weatherford International Ltd. (a)	100	5,533
		761,158

Packaging & Containers — 0.3%
Ball Corp.	600	30,762
Bemis Co., Inc.	300	8,841
Pactiv Corp. (a)	4,100	129,601
Sealed Air Corp.	600	16,350
		185,554

Pharmaceuticals — 6.0%
Abbott Laboratories	6,700	339,623
AmerisourceBergen Corp.	1,400	65,954
Bristol-Myers Squibb Co.	9,400	267,054
Cardinal Health, Inc.	1,300	85,449
Eli Lilly & Co.	4,700	254,223
Express Scripts, Inc. (a)	2,300	115,299
Forest Laboratories, Inc. (a)	4,300	172,860
King Pharmaceuticals, Inc. (a)	1,700	28,917
Medco Health Solutions, Inc. (a)	2,600	211,302
Merck & Co., Inc.	13,200	655,380
Pfizer, Inc.	42,800	1,006,228
Schering-Plough Corp.	7,100	202,634
Watson Pharmaceutical, Inc. (a)	2,100	63,882
Wyeth	6,400	310,528
		3,779,333

Pipelines — 0.1%
El Paso Corp.	3,500	58,275
The Williams Cos., Inc.	300	9,675
		67,950

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	600	20,952

Real Estate Investment Trusts (REITS) — 0.4%
Boston Properties, Inc.	400	37,796
Equity Residential REIT	1,000	39,810
General Growth Properties, Inc. REIT	800	38,384
Host Hotels & Resorts, Inc. REIT (b)	1,600	33,792
Kimco Realty Corp.	1,100	41,063
ProLogis	600	34,140
		224,985

Retail — 4.1%
AutoNation, Inc. (a)	100	1,948
AutoZone, Inc. (a)	1,600	202,896
Best Buy Co., Inc. (b)	2,800	124,852
Big Lots, Inc. (a) (b)	9,200	237,912
Circuit City Stores, Inc.	100	1,190
Costco Wholesale Corp.	1,900	113,620

9

CVS Caremark Corp.	804	$28,293
Family Dollar Stores, Inc.	6,400	189,568
The Gap, Inc.	1,800	30,960
The Home Depot, Inc.	200	7,434
J.C. Penney Co., Inc.	100	6,804
Kohl’s Corp. (a)	2,100	127,680
Lowe’s Companies, Inc.	100	2,801
Macy’s, Inc.	7,472	269,515
McDonald’s Corp. (b)	7,700	368,599
Nordstrom, Inc.	1,000	47,580
Office Depot, Inc. (a)	100	2,496
OfficeMax, Inc.	300	9,864
RadioShack Corp.	9,500	238,735
Sears Holdings Corp. (a)	300	41,037
Staples, Inc.	50	1,151
The TJX Cos., Inc.	6,400	177,600
Walgreen Co.	200	8,836
Wal-Mart Stores, Inc.	3,600	165,420
Wendy’s International, Inc.	1,000	35,030
Yum! Brands, Inc.	4,200	134,568
		2,576,389

Savings & Loans — 0.4%
Sovereign Bancorp, Inc.	1,300	24,882
Washington Mutual, Inc.	5,232	196,357
		221,239

Semiconductors — 2.5%
Advanced Micro Devices, Inc. (a)	300	4,062
Altera Corp.	1,500	34,800
Analog Devices, Inc.	1,100	38,995
Applied Materials, Inc. (b)	11,900	262,276
Broadcom Corp. Cl. A (a)	300	9,843
Intel Corp.	15,800	373,196
KLA-Tencor Corp.	1,200	68,148
Linear Technology Corp. (b)	200	7,130
LSI Corp. (a)	1,800	12,960
Maxim Integrated Products, Inc. (b)	600	19,020
MEMC Electronic Materials, Inc. (a)	1,000	61,320
Micron Technology, Inc. (a) (b)	200	2,374
National Semiconductor Corp. (b)	3,500	90,965
Novellus Systems, Inc. (a)	1,400	39,928
Nvidia Corp. (a)	3,100	141,856
QLogic Corp. (a)	600	7,974
Teradyne, Inc. (a) (b)	9,500	149,055
Texas Instruments, Inc.	6,200	218,178
Xilinx, Inc.	1,900	47,500
		1,589,580

Software — 4.4%
Adobe Systems, Inc. (a)	2,100	84,609
Autodesk, Inc. (a)	2,500	105,925
Automatic Data Processing, Inc.	3,200	148,544
BMC Software, Inc. (a)	900	25,848

10

CA, Inc. (b)	1,506	$37,771
Citrix Systems, Inc. (a)	100	3,617
Compuware Corp. (a)	14,700	137,151
Electronic Arts, Inc. (a)	100	4,864
Fidelity National Information Services, Inc.	500	24,815
First Data Corp.	3,000	95,370
Fiserv, Inc. (a)	600	29,652
IMS Health, Inc.	600	16,878
Intuit, Inc. (a)	1,200	34,368
Microsoft Corp.	51,600	1,495,884
Novell, Inc. (a)	10,100	67,771
Oracle Corp. (a)	20,283	387,811
Paychex, Inc.	1,200	49,656
		2,750,534

Telecommunications — 6.6%
Alltel Corp.	2,200	145,090
AT&T, Inc.	32,849	1,286,367
Avaya, Inc. (a)	5,900	97,586
CenturyTel, Inc.	2,800	128,436
Cisco Systems, Inc. (a)	38,900	1,124,599
Citizens Communications Co.	4,000	57,720
Corning, Inc. (a)	1,800	42,912
Embarq Corp.	1,918	118,513
JDS Uniphase Corp. (a) (b)	462	6,620
Juniper Networks, Inc. (a)	4,900	146,804
Motorola, Inc.	1,300	22,087
Qualcomm, Inc.	4,600	191,590
Qwest Communications International, Inc. (a) (b)	18,100	154,393
Sprint Nextel Corp.	12,361	253,771
Tellabs, Inc. (a)	100	1,135
Verizon Communications, Inc.	7,800	332,436
Windstream Corp.	2,800	38,528
		4,148,587

Textiles — 0.0%
Cintas Corp.	200	7,312

Toys, Games & Hobbies — 0.3%
Hasbro, Inc.	2,200	61,644
Mattel, Inc.	5,200	119,132
		180,776

Transportation — 1.5%
Burlington Northern Santa Fe Corp.	300	24,642
C.H. Robinson Worldwide, Inc. (b)	1,100	53,515
CSX Corp.	5,700	270,237
Norfolk Southern Corp.	6,000	322,680
Ryder System, Inc. (b)	200	10,874
Union Pacific Corp.	2,200	262,108
		944,056

TOTAL EQUITIES (Cost $61,563,423)		62,599,994

11

		Principal
		Amount
SHORT-TERM INVESTMENTS — 10.7%
Cash Equivalents — 10.1% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$128,353	$128,353
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	106,957	106,957
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	160,436	160,436
Bank of America
5.270%	08/17/2007	106,957	106,957
Bank of America
5.300%	08/07/2007	267,393	267,393
Bank of America
5.300%	09/17/2007	106,957	106,957
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	213,914	213,914
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	32,087	32,087
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	139,044	139,044
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	106,957	106,957
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	101,183	101,183
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	106,957	106,957
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	53,479	53,479
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	53,479	53,479
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	213,914	213,914
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	128,349	128,349
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	308,160	308,160
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	288,784	288,784
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	160,436	160,436
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	160,436	160,436
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	213,914	213,914
FHLMC
5.176%	08/07/2007	21,391	21,391
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	106,957	106,957

12

Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	$106,957	$106,957
General Electric Co.
5.277%	08/24/2007	106,957	106,957
General Electric Co.
5.283%	08/31/2007	191,182	191,182
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	106,957	106,957
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	106,957	106,957
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	106,957	106,957
Morgan Stanley & Co.
5.320%	08/01/2007	96,261	96,261
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	160,436	160,436
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	213,914	213,914
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	128,349	128,349
Reserve Primary Money Market Fund (c)
		160,436	160,436
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	213,914	213,914
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	32,087	32,087
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	305,242	305,242
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	42,783	42,783
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	106,957	106,957
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	213,914	213,914
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	106,957	106,957
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	64,174	64,174
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	160,436	160,436
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	106,957	106,957
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	53,479	53,479
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	171,132	171,132
			6,349,889

Repurchase Agreements — 0.6%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)		369,252	369,252

13

TOTAL SHORT-TERM INVESTMENTS (Cost $6,719,141)	6,719,141

TOTAL INVESTMENTS — 110.3% (Cost $68,282,564) (f)	$69,319,135

Other Assets/(Liabilities) — (10.3%)	(6,459,402)

NET ASSETS — 100.0%	$62,859,733

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $369,288. Collateralized by a U.S. Government Agency Obligation with a rate of 5.82%, maturity date of 12/25/2033, and an aggregate market value, including accrued interest, of $377,978.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

14

MassMutual Premier Main Street Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.0%
COMMON STOCK — 98.0%
Advertising — 0.3%
Omnicom Group, Inc.	21,400	$1,110,018

Aerospace & Defense — 3.3%
Boeing Co.	21,100	2,182,373
General Dynamics Corp.	8,400	659,904
L-3 Communications Holdings, Inc.	2,300	224,388
Lockheed Martin Corp.	24,400	2,402,912
Northrop Grumman Corp.	27,700	2,107,970
Raytheon Co.	36,600	2,026,176
United Technologies Corp.	31,200	2,276,664
		11,880,387

Agriculture — 2.1%
Altria Group, Inc.	116,200	7,723,814

Apparel — 0.2%
Nike, Inc. Cl. B	15,900	897,555

Auto Manufacturers — 0.0%
General Motors Corp.	1,300	42,120

Banks — 5.2%
Bank of America Corp.	136,983	6,495,734
The Bank of New York Mellon Corp.	36,952	1,572,308
Fifth Third Bancorp	32,400	1,195,236
KeyCorp	3,800	131,822
SunTrust Banks, Inc. (a)	18,200	1,425,060
U.S. Bancorp	48,300	1,446,585
Wachovia Corp.	56,555	2,669,962
Wells Fargo & Co.	106,000	3,579,620
		18,516,327

Beverages — 1.9%
The Coca-Cola Co.	63,900	3,329,829
PepsiCo, Inc.	51,400	3,372,868
		6,702,697

Biotechnology — 0.8%
Amgen, Inc. (b)	30,800	1,655,192
Biogen Idec, Inc. (b)	6,500	367,510
Genentech, Inc. (b)	9,800	728,924
		2,751,626

Chemicals — 0.8%
Air Products & Chemicals, Inc.	2,900	250,473
The Dow Chemical Co.	39,600	1,721,808
PPG Industries, Inc.	10,000	762,700
		2,734,981

1

Commercial Services — 1.1%
Accenture Ltd. Cl. A	44,900	$1,891,637
McKesson Corp.	27,600	1,594,176
Western Union	17,100	341,145
		3,826,958

Computers — 6.7%
Apple, Inc. (b)	28,600	3,768,336
Dell, Inc. (b)	64,800	1,812,456
Electronic Data Systems Corp.	58,200	1,570,818
EMC Corp. (b)	108,100	2,000,931
Hewlett-Packard Co.	124,300	5,721,529
International Business Machines Corp.	83,600	9,250,340
		24,124,410

Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.	3,600	237,600
The Procter & Gamble Co.	68,092	4,212,171
		4,449,771

Diversified Financial — 6.6%
Ameriprise Financial, Inc.	26,980	1,626,085
The Bear Stearns Cos., Inc.	8,100	981,882
Citigroup, Inc.	127,900	5,956,303
Discover Financial Services (b)	17,300	398,765
Fannie Mae	47,600	2,848,384
Freddie Mac	13,800	790,326
The Goldman Sachs Group, Inc.	12,100	2,278,914
JP Morgan Chase & Co.	108,100	4,757,481
Merrill Lynch & Co., Inc.	24,800	1,840,160
Morgan Stanley	33,100	2,114,097
		23,592,397

Electric — 1.8%
American Electric Power Co., Inc.	6,600	287,034
Constellation Energy Group, Inc.	5,600	469,280
Duke Energy Corp.	76,800	1,307,904
Edison International	22,500	1,190,025
Entergy Corp.	2,600	259,896
Exelon Corp.	8,100	568,215
FirstEnergy Corp.	8,400	510,300
PG&E Corp.	26,900	1,151,589
Progress Energy, Inc.	18,200	794,612
		6,538,855

Electronics — 0.6%
Agilent Technologies, Inc. (b)	43,000	1,640,450
Tyco Electronics Ltd. (b)	16,250	582,075
		2,222,525

Foods — 2.6%
Campbell Soup Co.	17,800	655,574
ConAgra Foods, Inc.	44,400	1,125,540
General Mills, Inc.	21,900	1,218,078
Heinz (H. J.) Co.	24,600	1,076,496
Kellogg Co.	20,400	1,056,924

2

The Kroger Co.	58,100	$1,508,276
Safeway, Inc.	38,400	1,223,808
Sara Lee Corp.	84,500	1,339,325
		9,204,021

Forest Products & Paper — 0.4%
International Paper Co.	39,900	1,479,093

Gas — 0.3%
Sempra Energy	20,200	1,064,944

Health Care - Products — 3.5%
Baxter International, Inc.	15,200	799,520
Covidien Ltd. (b)	16,250	665,437
Johnson & Johnson	137,200	8,300,600
Medtronic, Inc.	30,600	1,550,502
Zimmer Holdings, Inc. (b)	15,500	1,205,280
		12,521,339

Health Care - Services — 3.5%
Aetna, Inc.	44,100	2,119,887
UnitedHealth Group, Inc.	113,440	5,493,899
WellPoint, Inc. (b)	64,534	4,847,794
		12,461,580

Insurance — 5.2%
ACE Ltd.	9,000	519,480
Allstate Corp.	39,000	2,072,850
American International Group, Inc.	68,200	4,377,076
Aon Corp.	5,000	200,200
Chubb Corp.	34,500	1,739,145
Cigna Corp.	28,500	1,471,740
CNA Financial Corp.	11,900	494,088
Genworth Financial, Inc. Cl. A	49,900	1,522,948
Lincoln National Corp.	4,000	241,280
Loews Corp.	3,500	165,900
Metlife, Inc.	14,500	873,190
Principal Financial Group, Inc.	25,800	1,454,862
Prudential Financial, Inc.	100	8,863
St. Paul Travelers Companies	38,900	1,975,342
XL Capital Ltd. Cl. A (a)	20,300	1,580,558
		18,697,522

Internet — 1.1%
Google, Inc. Cl. A (b)	6,800	3,468,000
Liberty Media Holding Corp. Interactive Cl. A (b)	17,500	366,625
		3,834,625

Iron & Steel — 0.8%
Nucor Corp.	24,500	1,229,900
United States Steel Corp.	15,300	1,503,837
		2,733,737

Lodging — 0.2%
Marriott International, Inc. Cl. A	8,500	353,175

3

Starwood Hotels & Resorts Worldwide, Inc.	3,300	$207,768
		560,943

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	12,900	1,016,520

Manufacturing — 4.0%
3M Co.	19,300	1,716,156
Eaton Corp.	16,500	1,603,470
General Electric Co.	188,500	7,306,260
Honeywell International, Inc.	44,000	2,530,440
ITT Corp.	2,700	169,776
Tyco International Ltd. (a)	23,750	1,123,137
		14,449,239

Media — 3.2%
CBS Corp. Cl. B	54,200	1,719,224
Clear Channel Communications, Inc.	52,700	1,944,630
The DIRECTV Group, Inc. (b)	800	17,928
EchoStar Communications Corp. Cl. A (b)	22,200	938,838
Gannett Co., Inc.	24,700	1,232,530
Liberty Media Holding Corp. Capital Cl. A (b)	6,421	734,883
Viacom, Inc. Cl. B (b)	43,350	1,660,305
The Walt Disney Co.	102,700	3,389,100
		11,637,438

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	8,000	1,096,480

Mining — 0.3%
Southern Copper Corp. (a)	9,100	1,025,661

Office Equipment/Supplies — 0.4%
Xerox Corp. (b)	92,500	1,615,050

Oil & Gas — 12.7%
Anadarko Petroleum Corp.	36,900	1,857,177
Apache Corp.	22,100	1,784,575
Chesapeake Energy Corp.	9,600	326,784
Chevron Corp.	114,410	9,754,597
ConocoPhillips	58,539	4,732,293
Devon Energy Corp.	6,800	507,348
Exxon Mobil Corp.	225,600	19,205,328
Hess Corp.	4,200	257,040
Marathon Oil Corp.	42,000	2,318,400
Occidental Petroleum Corp.	48,300	2,739,576
Valero Energy Corp.	33,000	2,211,330
		45,694,448

Oil & Gas Services — 0.9%
Schlumberger Ltd.	35,500	3,362,560

Pharmaceuticals — 6.4%
Abbott Laboratories	40,800	2,068,152
Bristol-Myers Squibb Co.	61,500	1,747,215

4

Cardinal Health, Inc.	8,800	$578,424
Eli Lilly & Co.	30,800	1,665,972
Express Scripts, Inc. (b)	20,100	1,007,613
Forest Laboratories, Inc. (b)	26,300	1,057,260
Medco Health Solutions, Inc. (b)	24,000	1,950,480
Merck & Co., Inc.	47,200	2,343,480
Pfizer, Inc.	354,700	8,338,997
Schering-Plough Corp.	28,700	819,098
Wyeth	32,900	1,596,308
		23,172,999

Real Estate Investment Trusts (REITS) — 0.1%
General Growth Properties, Inc. REIT	4,800	230,304

Retail — 3.6%
Chipotle Mexican Grill, Inc. Cl. B (b)	1,381	112,179
Costco Wholesale Corp.	18,700	1,118,260
The Home Depot, Inc.	47,300	1,758,141
J.C. Penney Co., Inc.	16,200	1,102,248
Kohl’s Corp. (b)	13,300	808,640
Macy’s, Inc.	39,200	1,413,944
McDonald’s Corp.	37,300	1,785,551
Nordstrom, Inc.	19,700	937,326
Sears Holdings Corp. (a) (b)	7,200	984,888
Target Corp.	5,700	345,249
The TJX Cos., Inc.	38,400	1,065,600
Yum! Brands, Inc.	42,500	1,361,700
		12,793,726

Savings & Loans — 0.5%
Washington Mutual, Inc. (a)	46,000	1,726,380

Semiconductors — 1.5%
Analog Devices, Inc.	36,300	1,286,835
Applied Materials, Inc. (a)	75,400	1,661,816
Intel Corp.	28,800	680,256
Nvidia Corp. (b)	2,500	114,400
Texas Instruments, Inc.	44,700	1,572,993
		5,316,300

Software — 5.7%
Adobe Systems, Inc. (b)	33,300	1,341,657
Automatic Data Processing, Inc.	41,700	1,935,714
First Data Corp.	76,500	2,431,935
MasterCard, Inc. Cl. A (a)	7,100	1,141,680
Microsoft Corp.	395,200	11,456,848
Oracle Corp. (b)	121,000	2,313,520
		20,621,354

Telecommunications — 7.4%
Alltel Corp.	20,100	1,325,595
AT&T, Inc.	59,052	2,312,476
Cisco Systems, Inc. (b)	322,800	9,332,148
Juniper Networks, Inc. (b)	60,800	1,821,568
Motorola, Inc.	79,100	1,343,909

5

Qualcomm, Inc.	43,600	$1,815,940
Qwest Communications International, Inc. (b)	176,200	1,502,986
Sprint Nextel Corp.	160,627	3,297,672
Verizon Communications, Inc.	91,700	3,908,254
		26,660,548

Transportation — 0.5%
Laidlaw International, Inc.	1,900	64,600
Union Pacific Corp.	3,100	369,334
United Parcel Service, Inc. Cl. B	20,200	1,529,544
		1,963,478

TOTAL EQUITIES (Cost $325,268,941)		352,054,730

RIGHTS - 0.0%
Electric
Progress Energy, Inc. (b)	19,900	6,567

TOTAL RIGHTS (Cost $2,686)		6,567

WARRANTS - 0.0%
Financial Services
Dime Bancorp, Inc.	14,200	3,706

TOTAL WARRANTS (Cost $2,698)		3,706

TOTAL LONG TERM INVESTMENTS (Cost $325,274,325)		352,065,003

		Principal
		Amount
SHORT-TERM INVESTMENTS — 3.2%
Cash Equivalents — 2.8% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$205,584	$205,584
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	171,317	171,317
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	256,977	256,977
Bank of America
5.270%	08/17/2007	171,317	171,317
Bank of America
5.300%	08/07/2007	428,293	428,293
Bank of America
5.300%	09/17/2007	171,317	171,317

6

Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	$342,635	$342,635
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	51,395	51,395
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	222,713	222,713
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	171,317	171,317
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	162,068	162,068
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	171,317	171,317
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	85,659	85,659
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	85,659	85,659
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	342,635	342,635
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	205,581	205,581
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	493,592	493,592
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	462,557	462,557
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	256,976	256,976
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	256,976	256,976
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	342,635	342,635
FHLMC
5.176%	08/07/2007	34,263	34,263
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	171,317	171,317
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	171,317	171,317
General Electric Co.
5.277%	08/24/2007	171,317	171,317
General Electric Co.
5.283%	08/31/2007	306,223	306,223
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	171,317	171,317
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	171,317	171,317
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	171,317	171,317
Morgan Stanley & Co.
5.320%	08/01/2007	154,186	154,186
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	256,976	256,976
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	342,635	342,635
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	205,581	205,581

7

Reserve Primary Money Market Fund (c)
		$256,976	$256,976
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	342,635	342,635
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	51,395	51,395
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	488,918	488,918
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	68,527	68,527
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	171,317	171,317
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	342,635	342,635
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	171,317	171,317
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	102,790	102,790
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	256,976	256,976
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	171,317	171,317
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	85,659	85,659
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	274,108	274,108
			10,170,856

Repurchase Agreements — 0.4%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)		1,328,366	1,328,366

TOTAL SHORT-TERM INVESTMENTS (Cost $11,499,222)			11,499,222

TOTAL INVESTMENTS — 101.2% (Cost $336,773,547) (f)			$363,564,225

Other Assets/(Liabilities) — (1.2%)			(4,187,971)

NET ASSETS — 100.0%			$359,376,254

Notes to Portfolio of Investments

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).

8

(e)

Maturity value of $1,328,496. Collateralized by a U.S. Government Agency obligation with a rate of 5.77%, maturity date of 10/25/2033, and an aggregate market value, including accrued interest, of $1,356,307.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Premier Capital Appreciation Fund — Portfolio of Investments
July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.0%
COMMON STOCK — 99.0%
Aerospace & Defense — 5.7%
Boeing Co.	208,300	$21,544,469
Empresa Brasileira de Aeronautica SA ADR (Brazil)	152,950	6,612,029
General Dynamics Corp.	150,000	11,784,000
Rockwell Collins, Inc.	24,400	1,676,280
United Technologies Corp.	258,400	18,855,448
		60,472,226

Apparel — 1.1%
Polo Ralph Lauren Corp.	135,600	12,115,860

Banks — 0.8%
Northern Trust Corp.	130,700	8,163,522

Beverages — 1.2%
Fomento Economico Mexicano SAB MXN	1,370,800	5,086,573
PepsiCo, Inc.	120,420	7,901,960
		12,988,533

Biotechnology — 1.9%
Celgene Corp. (a)	160,400	9,713,824
Genentech, Inc. (a)	141,060	10,492,043
		20,205,867

Chemicals — 3.6%
Monsanto Co.	339,300	21,867,885
Praxair, Inc.	212,740	16,300,139
		38,168,024

Commercial Services — 2.0%
The Corporate Executive Board Co. (b)	139,600	9,411,832
Fastenal Co. (b)	228,100	10,280,467
Robert Half International, Inc.	44,500	1,512,555
		21,204,854

Computers — 8.5%
Affiliated Computer Services, Inc. Cl. A (a)	239,700	12,862,302
Apple, Inc. (a)	178,400	23,505,984
Cognizant Technology Solutions Corp. Cl. A (a)	123,200	9,976,736
EMC Corp. (a)	896,930	16,602,174
Network Appliance, Inc. (a) (b)	319,800	9,063,132
Research In Motion Ltd. (a)	86,500	18,511,000
		90,521,328

Diversified Financial — 7.2%
CME Group, Inc. (b)	30,800	17,017,000
Fortress Investment Group LLC Cl. A (b)	367,700	6,975,269
Franklin Resources, Inc.	61,800	7,871,466
The Goldman Sachs Group, Inc.	86,840	16,355,446
Legg Mason, Inc.	87,300	7,857,000

1

MF Global Ltd. (a) (b)	215,400	$5,369,922
UBS AG Registered CHF	271,422	15,018,709
		76,464,812

Electronics — 1.1%
Thermo Fisher Scientific, Inc. (a)	233,100	12,170,151

Engineering & Construction — 1.0%
ABB Ltd. CHF	442,596	10,609,843

Foods — 2.8%
Cadbury Schweppes PLC GBP	720,030	8,963,176
Nestle SA CHF	36,983	14,092,569
Sysco Corp.	220,500	7,029,540
		30,085,285

Health Care - Products — 2.0%
Bard (C.R.), Inc.	54,500	4,276,615
Henry Schein, Inc. (a) (b)	112,200	6,096,948
St. Jude Medical, Inc. (a) (b)	199,700	8,615,058
Varian Medical Systems, Inc. (a)	68,960	2,813,568
		21,802,189

Health Care - Services — 1.9%
Covance, Inc. (a)	112,200	7,917,954
WellPoint, Inc. (a)	160,900	12,086,808
		20,004,762

Household Products — 1.2%
Reckitt Benckiser PLC GBP	243,330	13,035,933

Insurance — 2.9%
American International Group, Inc.	257,610	16,533,410
Prudential Financial, Inc.	157,020	13,916,683
		30,450,093

Internet — 5.9%
eBay, Inc. (a)	586,400	18,999,360
F5 Networks, Inc. (a)	75,500	6,545,095
Google, Inc. Cl. A (a)	73,700	37,587,000
		63,131,455

Iron & Steel — 0.5%
Allegheny Technologies, Inc.	51,300	5,382,909

Lodging — 1.7%
Las Vegas Sands Corp. (a) (b)	202,600	17,676,850

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.	118,600	5,869,514

Media — 2.5%
Comcast Corp. Special, Cl. A (a)	586,645	15,352,500
Liberty Global, Inc. Cl. A (a)	108,800	4,561,984

2

XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	630,400	$7,218,080
		27,132,564

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	23,800	3,262,028

Oil & Gas — 3.1%
Occidental Petroleum Corp.	245,400	13,919,088
Range Resources Corp.	258,880	9,614,803
XTO Energy, Inc.	166,600	9,084,698
		32,618,589

Oil & Gas Services — 4.0%
Schlumberger Ltd.	277,300	26,265,856
Smith International, Inc.	257,800	15,831,498
		42,097,354

Pharmaceuticals — 6.2%
Abbott Laboratories	109,300	5,540,417
Allergan, Inc.	112,200	6,522,186
Gilead Sciences, Inc. (a)	234,000	8,711,820
Medco Health Solutions, Inc. (a)	144,500	11,743,515
Roche Holding AG CHF	89,540	15,815,906
Schering-Plough Corp.	184,200	5,257,068
Shionogi & Co., Ltd. JPY	243,000	3,878,366
Shire PLC GBP	342,070	8,395,097
		65,864,375

Pipelines — 0.3%
Kinder Morgan Management LLC (a)	68,195	3,402,930

Real Estate — 0.9%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	263,400	9,197,928

Retail — 7.3%
Abercrombie & Fitch Co. Cl. A	25,300	1,768,470
Costco Wholesale Corp.	297,200	17,772,560
J.C. Penney Co., Inc. (b)	220,280	14,987,851
Staples, Inc.	622,100	14,320,742
Starbucks Corp. (a)	207,900	5,546,772
Target Corp.	220,900	13,379,913
Tiffany & Co.	120,100	5,794,825
The TJX Cos., Inc.	133,500	3,704,625
		77,275,758

Semiconductors — 2.8%
ASML Holding NV (a) (b)	286,000	8,454,160
Broadcom Corp. Cl. A (a) (b)	376,180	12,342,466
Microchip Technology, Inc.	241,700	8,776,127
		29,572,753

Software — 5.4%
Adobe Systems, Inc. (a)	321,660	12,959,681
Autodesk, Inc. (a)	272,600	11,550,062

3

Automatic Data Processing, Inc.	250,400	$11,623,568
Microsoft Corp.	353,590	10,250,574
Red Hat, Inc. (a) (b)	305,500	6,360,510
Salesforce.com, Inc. (a) (b)	113,200	4,398,952
		57,143,347

Telecommunications — 12.7%
Amdocs Ltd. (a)	313,700	11,352,803
America Movil SAB de CV Sponsored ADR (Mexico)	171,400	10,263,432
American Tower Corp. Cl. A (a)	285,900	11,910,594
Cisco Systems, Inc. (a)	1,254,190	36,258,633
Corning, Inc. (a)	819,200	19,529,728
Crown Castle International Corp. (a) (b)	231,500	8,391,875
NII Holdings, Inc. Cl. B (a) (b)	122,600	10,300,852
Qualcomm, Inc.	344,200	14,335,930
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden)	326,400	12,210,624
		134,554,471

TOTAL EQUITIES (Cost $886,560,006)		1,052,646,107

		Principal
		Amount
SHORT-TERM INVESTMENTS — 12.3%
Cash Equivalents — 11.0% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$2,364,692	$2,364,692
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	1,970,579	1,970,579
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	2,955,868	2,955,868
Bank of America
5.270%	08/17/2007	1,970,579	1,970,579
Bank of America
5.300%	08/07/2007	4,926,447	4,926,447
Bank of America
5.300%	09/17/2007	1,970,579	1,970,579
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	3,941,157	3,941,157
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	591,174	591,174
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	2,561,752	2,561,752
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	1,970,579	1,970,579
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	1,864,189	1,864,189
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	1,970,579	1,970,579
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	985,289	985,289

4

Barclays Eurodollar Time Deposit
5.330%	10/04/2007	$985,289	$985,289
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	3,941,157	3,941,157
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	2,364,694	2,364,694
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	5,677,545	5,677,545
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	5,320,562	5,320,562
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	2,955,868	2,955,868
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	2,955,868	2,955,868
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	3,941,157	3,941,157
FHLMC
5.176%	08/07/2007	394,116	394,116
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	1,970,579	1,970,579
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	1,970,579	1,970,579
General Electric Co.
5.277%	08/24/2007	1,970,579	1,970,579
General Electric Co.
5.283%	08/31/2007	3,522,327	3,522,327
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	1,970,579	1,970,579
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	1,970,579	1,970,579
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	1,970,579	1,970,579
Morgan Stanley & Co.
5.320%	08/01/2007	1,773,521	1,773,521
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	2,955,868	2,955,868
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	3,941,157	3,941,157
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	2,364,694	2,364,694
Reserve Primary Money Market Fund (c)
		2,955,868	2,955,868
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	3,941,157	3,941,157
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	591,174	591,174
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	5,623,784	5,623,784
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	788,231	788,231
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,970,579	1,970,579

5

Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	$3,941,157	$3,941,157
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	1,970,579	1,970,579
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	1,182,347	1,182,347
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	2,955,868	2,955,868
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	1,970,579	1,970,579
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	985,289	985,289
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	3,152,926	3,152,926
			116,990,298

Repurchase Agreements — 1.3%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)		13,773,259	13,773,259

TOTAL SHORT-TERM INVESTMENTS (Cost $130,763,557)			130,763,557

TOTAL INVESTMENTS — 111.3% (Cost $1,017,323,563) (f)			$1,183,409,664

Other Assets/(Liabilities) — (11.3%)			(120,014,943)

NET ASSETS — 100.0%			$1,063,394,721

Notes to Portfolio of Investments
ADR - American Depository Receipt
CHF - Swiss Franc
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso

(a) Non-income producing security.
(b) Denotes all or a portion of security on loan. (Note 2).
(c) Amount represents shares owned of the fund.
(d) Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $13,774,606. Collateralized by a U.S. Government Agency obligation with a rate of 5.633%, maturity date of 11/01/2033, and an aggregate market value, including accrued interest, of $14,049,555.

(f) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Core Growth Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.5%
COMMON STOCK — 97.5%
Aerospace & Defense — 5.6%
Boeing Co.	14,153	$1,463,845
Empresa Brasileira de Aeronautica SA ADR (Brazil)	10,300	445,269
General Dynamics Corp.	10,156	797,855
Rockwell Collins, Inc.	1,692	116,240
United Technologies Corp.	17,600	1,284,272
		4,107,481

Apparel — 1.1%
Polo Ralph Lauren Corp. (a)	9,211	823,003

Banks — 0.8%
Northern Trust Corp.	8,800	549,648

Beverages — 1.2%
Fomento Econonico Mexicano SAB MXN	93,500	346,947
PepsiCo, Inc.	8,174	536,378
		883,325

Biotechnology — 1.9%
Celgene Corp. (b)	10,829	655,804
Genentech, Inc. (b)	9,474	704,676
		1,360,480

Chemicals — 3.5%
Monsanto Co.	22,964	1,480,030
Praxair, Inc.	14,500	1,110,990
		2,591,020

Commercial Services — 2.0%
The Corporate Executive Board Co.	9,500	640,490
Fastenal Co. (a)	15,552	700,929
Robert Half International, Inc.	3,000	101,970
		1,443,389

Computers — 8.4%
Affiliated Computer Services, Inc. Cl. A (b)	15,991	858,077
Apple, Inc. (b)	12,162	1,602,465
Cognizant Technology Solutions Corp. Cl. A (b)	8,433	682,904
EMC Corp. (b)	60,974	1,128,629
Network Appliance, Inc. (b)	21,599	612,116
Research In Motion Ltd. (b)	5,800	1,241,200
		6,125,391

Diversified Financial — 7.1%
CME Group, Inc. (a)	2,099	1,159,697
Fortress Investment Group LLC Cl. A (a)	25,100	476,147
Franklin Resources, Inc.	4,123	525,147
The Goldman Sachs Group, Inc.	5,970	1,124,390
Legg Mason, Inc.	5,913	532,170
MF Global Ltd. (a) (b)	14,600	363,978

1

UBS AG Registered CHF	18,518	$1,024,664
		5,206,193

Electronics — 1.1%
Thermo Fisher Scientific, Inc. (b)	15,900	830,139

Engineering & Construction — 1.0%
ABB Ltd. CHF	29,891	716,542

Foods — 2.8%
Cadbury Schweppes PLC GBP	49,120	611,462
Nestle SA CHF	2,523	961,403
Sysco Corp.	15,092	481,133
		2,053,998

Health Care - Products — 2.0%
Bard (C.R.), Inc.	3,735	293,085
Henry Schein, Inc. (b)	7,432	403,855
St. Jude Medical, Inc. (b)	13,524	583,425
Varian Medical Systems, Inc. (b)	4,700	191,760
		1,472,125

Health Care - Services — 1.9%
Covance, Inc. (b)	7,600	536,332
WellPoint, Inc. (b)	11,000	826,320
		1,362,652

Household Products — 1.2%
Reckitt Benckiser PLC GBP	16,650	891,991

Insurance — 2.8%
American International Group, Inc.	17,361	1,114,229
Prudential Financial, Inc.	10,412	922,816
		2,037,045

Internet — 5.8%
eBay, Inc. (b)	39,853	1,291,237
F5 Networks, Inc. (b)	5,148	446,280
Google, Inc. Cl. A (a) (b)	4,900	2,499,000
		4,236,517

Iron & Steel — 0.5%
Allegheny Technologies, Inc. (a)	3,499	367,150

Lodging — 1.6%
Las Vegas Sands Corp. (a) (b)	13,786	1,202,828

Machinery - Construction & Mining — 0.5%
Joy Global, Inc.	8,075	399,632

Media — 2.5%
Comcast Corp. Special, Cl. A (b)	40,027	1,047,507
Liberty Global, Inc. Cl. A (b)	7,400	310,282
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	43,085	493,323
		1,851,112

2

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	1,500	$205,590

Oil & Gas — 3.0%
Occidental Petroleum Corp.	16,633	943,424
Range Resources Corp.	17,500	649,950
XTO Energy, Inc.	11,198	610,627
		2,204,001

Oil & Gas Services — 3.9%
Schlumberger Ltd.	18,736	1,774,674
Smith International, Inc.	17,500	1,074,675
		2,849,349

Pharmaceuticals — 6.1%
Abbott Laboratories	7,500	380,175
Allergan, Inc.	7,332	426,209
Gilead Sciences, Inc. (b)	15,824	589,128
Medco Health Solutions, Inc. (b)	9,869	802,054
Roche Holding AG CHF	6,034	1,065,816
Schering-Plough Corp.	12,574	358,862
Shionogo & Co., Ltd. JPY	17,000	271,326
Shire PLC GBP	23,370	573,548
		4,467,118

Pipelines — 0.3%
Kinder Morgan Management LLC (b)	4,776	238,322

Real Estate — 0.8%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	17,446	609,214

Retail — 7.2%
Abercrombie & Fitch Co. Cl. A	1,700	118,830
Costco Wholesale Corp.	20,230	1,209,754
J.C. Penney Co., Inc.	15,024	1,022,233
Staples, Inc.	41,900	964,538
Starbucks Corp. (b)	14,200	378,856
Target Corp. (a)	14,985	907,641
Tiffany & Co.	8,220	396,615
The TJX Cos., Inc.	9,130	253,358
		5,251,825

Semiconductors — 2.8%
ASML Holding NV (a) (b)	19,491	576,154
Broadcom Corp. Cl. A (a) (b)	25,668	842,167
Microchip Technology, Inc.	16,500	599,115
		2,017,436

Software — 5.3%
Adobe Systems, Inc. (b)	21,956	884,607
Autodesk, Inc. (b)	18,547	785,836
Automatic Data Processing, Inc.	17,147	795,964
Microsoft Corp.	23,784	689,498
Red Hat, Inc. (a) (b)	20,897	435,076

3

Salesforce.com, Inc. (a) (b)	7,760	$301,554
		3,892,535

Telecommunications — 12.5%
Amdocs Ltd. (a) (b)	21,316	771,426
America Movil SAB de CV Sponsored ADR (Mexico)	11,670	698,800
American Tower Corp. Cl. A (b)	19,036	793,040
Cisco Systems, Inc. (b)	85,574	2,473,944
Corning, Inc. (b)	55,863	1,331,774
Crown Castle International Corp. (a) (b)	15,439	559,664
NII Holdings, Inc. Cl. B (b)	8,396	705,432
Qualcomm, Inc.	23,500	978,775
Telefonaktiebolaget LM Ericsson Cl. B Sponsored ADR (Sweden) (a)	22,240	831,998
		9,144,853

TOTAL EQUITIES (Cost $66,529,470)		71,391,904

		Principal
		Amount
SHORT-TERM INVESTMENTS — 21.4%
Cash Equivalents — 19.0% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$280,763	$280,763
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	233,976	233,976
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	350,964	350,964
Bank of America
5.270%	08/17/2007	233,976	233,976
Bank of America
5.300%	08/07/2007	584,940	584,940
Bank of America
5.300%	09/17/2007	233,976	233,976
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	467,952	467,952
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	70,193	70,193
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	304,169	304,169
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	233,976	233,976
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	221,344	221,344
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	233,976	233,976
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	116,988	116,988
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	116,988	116,988
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	467,952	467,952

4

BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	$280,771	$280,771
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	674,121	674,121
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	631,735	631,735
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	350,964	350,964
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	350,964	350,964
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	467,952	467,952
FHLMC
5.176%	08/07/2007	46,795	46,795
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	233,976	233,976
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	233,976	233,976
General Electric Co.
5.277%	08/24/2007	233,976	233,976
General Electric Co.
5.283%	08/31/2007	418,222	418,222
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	233,976	233,976
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	233,976	233,976
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	233,976	233,976
Morgan Stanley & Co.
5.320%	08/01/2007	210,578	210,578
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	350,964	350,964
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	467,952	467,952
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	280,771	280,771
Reserve Primary Money Market Fund (c)
		350,964	350,964
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	467,952	467,952
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	70,193	70,193
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	667,738	667,738
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	93,590	93,590
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	233,976	233,976
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	467,952	467,952
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	233,976	233,976
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	140,385	140,385

5

UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	$350,964	$350,964
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	233,976	233,976
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	116,988	116,988
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	374,361	374,361
			13,890,793

Repurchase Agreements — 2.4%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)		1,765,057	1,765,057

TOTAL SHORT-TERM INVESTMENTS
(Cost $15,655,850)			15,655,850

TOTAL INVESTMENTS — 118.9%
(Cost $82,185,320) (f)			$87,047,754

Other Assets/(Liabilities) — (18.9%)			(13,821,174)

NET ASSETS — 100.0%			$73,226,580

Notes to Portfolio of Investments
ADR - American Depository Receipt
CHF - Swiss Franc
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso

(a) Denotes all or a portion of security on loan. (Note 2).
(b) Non-income producing security.
(c) Amount represents shares owned of the fund.
(d) Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,765,230. Collateralized by a U.S. Government Agency Obligation with a rate of 5.67%, maturity date of 5/25/2034, and an aggregate market value, including accrued interest, of $1,800,714.

(f) See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Enhanced Index Growth Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.7%
COMMON STOCK — 99.7%
Advertising — 0.5%
Clear Channel Outdoor Holdings, Inc. Cl. A (a)	460	$12,627
Getty Images, Inc. (a) (b)	810	36,393
Harte-Hanks, Inc.	10,110	238,090
Interpublic Group of Companies, Inc. (a) (b)	110	1,154
Omnicom Group, Inc.	23,760	1,232,431
		1,520,695

Aerospace & Defense — 3.7%
Alliant Techsystems, Inc. (a)	900	89,199
Boeing Co.	25,780	2,666,425
DRS Technologies, Inc. (b)	200	10,472
General Dynamics Corp.	4,600	361,376
Goodrich Corp.	2,800	176,148
L-3 Communications Holdings, Inc.	4,300	419,508
Lockheed Martin Corp.	22,800	2,245,344
Northrop Grumman Corp.	6,010	457,361
Raytheon Co.	17,480	967,693
Rockwell Collins, Inc.	7,300	501,510
Spirit AeroSystems Holdings, Inc. Cl. A (a)	800	29,040
United Technologies Corp.	33,420	2,438,657
		10,362,733

Agriculture — 1.7%
Altria Group, Inc.	62,190	4,133,769
Loews Corp. - Carolina Group	4,600	348,634
UST, Inc.	4,430	237,226
		4,719,629

Airlines — 0.7%
AMR Corp. (a)	820	20,238
Continental Airlines, Inc. Cl. B (a) (b)	7,430	234,119
Copa Holdings SA Cl. A	18,700	1,026,817
Delta Air Lines, Inc. (a)	15,800	281,556
Northwest Airlines Corp. (a)	11,500	200,445
Southwest Airlines Co. (b)	230	3,602
UAL Corp. (a) (b)	6,700	295,738
		2,062,515

Apparel — 0.7%
Coach, Inc. (a)	11,630	528,700
Guess?, Inc.	1,600	75,984
Hanesbrands, Inc. (a)	3,800	117,838
Nike, Inc. Cl. B	17,480	986,746
Phillips-Van Heusen Corp.	3,200	166,592
Polo Ralph Lauren Corp. (b)	2,180	194,783
		2,070,643

Auto Manufacturers — 0.2%
Oshkosh Truck Corp.	2,340	133,965

Paccar, Inc.	4,640	$379,645
		513,610

Automotive & Parts — 0.2%
BorgWarner, Inc.	100	8,645
The Goodyear Tire & Rubber Co. (a)	1,420	40,782
Johnson Controls, Inc.	4,850	548,777
		598,204

Banks — 0.4%
Bank of Hawaii Corp.	460	22,089
Commerce Bancorp, Inc. (b)	1,700	56,865
Northern Trust Corp.	5,800	362,268
State Street Corp.	7,977	534,698
Synovus Financial Corp.	2,850	79,686
		1,055,606

Beverages — 2.2%
Anheuser-Busch Cos., Inc.	15,070	734,964
Brown-Forman Corp. Cl. B	1,700	112,948
The Coca-Cola Co.	25,460	1,326,721
The Pepsi Bottling Group, Inc.	3,080	103,057
PepsiCo, Inc.	60,610	3,977,228
		6,254,918

Biotechnology — 0.9%
Amgen, Inc. (a)	38,700	2,079,738
Biogen Idec, Inc. (a)	4,640	262,346
Invitrogen Corp. (a)	730	52,414
PDL BioPharma, Inc. (a)	3,900	91,611
		2,486,109

Building Materials — 0.1%
American Standard Cos., Inc.	420	22,701
Eagle Materials, Inc. (b)	1,220	53,351
Martin Marietta Materials, Inc.	1,200	164,400
Masco Corp. (b)	2,960	80,542
		320,994

Chemicals — 1.9%
Air Products & Chemicals, Inc.	2,900	250,473
Albemarle Corp.	5,500	221,265
Cabot Corp.	10,950	442,161
Celanese Corp. Cl. A	14,160	531,000
Chemtura Corp.	6,100	63,623
Du Pont (E.I.) de Nemours & Co.	3,010	140,657
Hercules, Inc. (a)	2,100	43,596
International Flavors & Fragrances, Inc.	4,910	246,040
The Lubrizol Corp.	7,600	476,216
Monsanto Co.	19,690	1,269,020
The Mosaic Co. (a)	3,400	127,704
Praxair, Inc.	9,170	702,605
Rohm & Haas Co.	1,610	90,997
RPM, Inc.	2,100	49,371

The Sherwin-Williams Co.	9,590	$668,327
Sigma-Aldrich Corp.	1,220	55,290
The Valspar Corp.	2,500	68,975
		5,447,320

Coal — 0.0%
CONSOL Energy, Inc.	200	8,330
Peabody Energy Corp.	1,600	67,616
		75,946

Commercial Services — 2.3%
Accenture Ltd. Cl. A	46,600	1,963,258
Alliance Data Systems Corp. (a)	2,450	188,160
Apollo Group, Inc. Cl. A (a)	4,500	265,995
Avis Budget Group, Inc. (a)	1,100	28,237
Career Education Corp. (a)	1,240	36,803
The Corporate Executive Board Co.	1,000	67,420
Corrections Corp. of America (a)	1,940	55,969
Equifax, Inc.	11,260	455,580
Hewitt Associates, Inc. Cl. A (a)	1,700	50,864
ITT Educational Services, Inc. (a)	4,670	493,432
Manpower, Inc.	3,550	280,627
McKesson Corp.	17,360	1,002,714
Monster Worldwide, Inc. (a)	2,050	79,724
Moody’s Corp. (b)	6,910	371,758
Quanta Services, Inc. (a) (b)	4,900	139,307
Robert Half International, Inc.	3,700	125,763
Weight Watchers International, Inc.	2,300	111,596
Western Union	35,600	710,220
		6,427,427

Computers — 8.7%
Affiliated Computer Services, Inc. Cl. A (a)	800	42,928
Apple, Inc. (a)	42,830	5,643,281
Brocade Communications Systems, Inc. (a) (b)	61,000	429,440
Cadence Design Systems, Inc. (a)	5,290	113,206
Ceridian Corp. (a)	5,360	181,704
Dell, Inc. (a)	74,710	2,089,639
Diebold, Inc.	930	47,123
DST Systems, Inc. (a) (b)	3,770	286,030
Electronic Data Systems Corp.	15,440	416,726
EMC Corp. (a)	91,760	1,698,478
FactSet Research Systems, Inc.	880	58,071
Hewlett-Packard Co.	132,170	6,083,785
International Business Machines Corp.	56,420	6,242,873
Lexmark International, Inc. Cl. A (a)	2,230	88,174
NCR Corp. (a)	690	36,032
Network Appliance, Inc. (a)	6,790	192,429
Riverbed Technology, Inc. (a)	100	4,416
SanDisk Corp. (a)	100	5,363
Seagate Technology	3,500	82,285
Sun Microsystems, Inc. (a)	16,170	82,467
Synopsys, Inc. (a)	17,990	440,035
Western Digital Corp. (a)	4,260	90,951
		24,355,436

Computers & Information — 0.1%
CDW Corp. (a)	1,700	$143,089

Consumer Products — 0.0%
Pool Corp. (b)	900	30,249

Cosmetics & Personal Care — 1.4%
Alberto-Culver Co.	13,140	309,053
Avon Products, Inc.	7,500	270,075
Colgate-Palmolive Co.	8,600	567,600
The Estee Lauder Cos., Inc. Cl. A	3,420	153,968
The Procter & Gamble Co.	43,227	2,674,022
		3,974,718

Diversified Financial — 4.2%
Affiliated Managers Group, Inc. (a) (b)	560	63,280
AG Edwards, Inc.	2,900	234,494
American Express Co.	44,720	2,617,909
AmeriCredit Corp. (a)	16,680	339,271
BlackRock, Inc.	600	95,700
The Charles Schwab Corp.	21,070	424,139
CME Group, Inc. (b)	275	151,937
E*TRADE Financial Corp. (a)	5,080	94,082
Eaton Vance Corp.	60	2,512
Federated Investors, Inc. Cl. B	2,300	82,823
The First Marblehead Corp. (b)	1,240	40,870
Franklin Resources, Inc.	6,480	825,358
Freddie Mac	8,570	490,804
The Goldman Sachs Group, Inc.	16,550	3,117,027
IntercontinentalExchange, Inc. (a)	500	75,565
Janus Capital Group, Inc.	3,500	105,210
Lazard Ltd. Cl. A	1,500	55,545
Legg Mason, Inc.	2,600	234,000
Merrill Lynch & Co., Inc.	15,730	1,167,166
Morgan Stanley	8,560	546,727
Nuveen Investments, Inc. Cl. A	100	6,114
NYSE Euronext (b)	2,200	169,444
SLM Corp.	12,850	631,834
T. Rowe Price Group, Inc.	100	5,213
TD Ameritrade Holding Corp. (a)	7,300	123,735
		11,700,759

Electric — 1.3%
CenterPoint Energy, Inc.	28,000	461,440
Constellation Energy Group, Inc.	8,650	724,870
DPL, Inc.	2,050	54,489
Exelon Corp.	15,100	1,059,265
Mirant Corp. (a) (b)	7,900	298,857
NRG Energy, Inc. (a) (b)	8,400	323,820
PPL Corp.	12,600	593,964
		3,516,705

Electrical Components & Equipment — 0.6%
Ametek, Inc.	9,600	$374,592
Emerson Electric Co.	20,840	980,939
Energizer Holdings, Inc. (a)	2,000	201,800
		1,557,331

Electrical Equipment & Electronics — 0.0%
Wesco International, Inc. (a)	2,430	130,126

Electronics — 1.3%
Agilent Technologies, Inc. (a)	33,190	1,266,198
Amphenol Corp. Cl. A	5,260	180,208
Applera Corp. - Applied Biosystems Group	1,160	36,215
Arrow Electronics, Inc. (a)	2,100	80,262
Avnet, Inc. (a)	12,650	479,182
AVX Corp.	7,030	112,410
Dolby Laboratories, Inc. Cl. A (a)	3,330	110,756
Gentex Corp.	4,500	88,830
Jabil Circuit, Inc.	1,380	31,091
Mettler-Toledo International, Inc. (a)	4,640	441,542
PerkinElmer, Inc.	1,260	35,066
Tektronix, Inc.	1,200	39,420
Thomas & Betts Corp. (a)	4,080	252,144
Trimble Navigation Ltd. (a)	5,660	186,950
Vishay Intertechnology, Inc. (a)	6,080	94,301
Waters Corp. (a)	3,420	199,249
		3,633,824

Energy - Alternate Sources — 0.1%
Covanta Holding Corp. (a) (b)	4,010	90,947
First Solar, Inc. (a)	500	56,285
		147,232

Engineering & Construction — 0.9%
Fluor Corp.	4,000	462,040
Foster Wheeler Ltd. (a)	2,900	325,931
Jacobs Engineering Group, Inc. (a)	5,460	336,500
McDermott International, Inc. (a)	4,700	389,818
The Shaw Group, Inc. (a)	2,800	149,016
URS Corp. (a)	15,600	768,456
		2,431,761

Entertainment — 0.2%
DreamWorks Animation SKG, Inc. Cl. A (a)	3,800	117,800
Regal Entertainment Group Cl. A (b)	24,250	518,707
		636,507

Environmental Controls — 0.4%
Allied Waste Industries, Inc. (a)	6,360	81,853
Nalco Holding Co.	3,500	80,640
Republic Services, Inc.	8,780	280,521
Stericycle, Inc. (a) (b)	2,300	110,262
Waste Management, Inc.	17,300	657,919
		1,211,195

Foods — 1.2%
Campbell Soup Co.	5,350	$197,040
Dean Foods Co.	16,400	471,828
General Mills, Inc.	2,250	125,145
Heinz (H. J.) Co.	7,480	327,325
The Hershey Co. (b)	3,800	175,180
Kellogg Co.	5,300	274,593
The Kroger Co.	40,840	1,060,206
McCormick & Co., Inc. (b)	2,060	70,370
Sara Lee Corp.	12,130	192,260
Sysco Corp.	10,400	331,552
Wrigley (Wm.) Jr. Co.	4,100	236,488
		3,461,987

Forest Products & Paper — 0.0%
Domtar Corp. (a)	3,700	35,187

Hand & Machine Tools — 0.2%
The Black & Decker Corp.	2,020	174,871
The Stanley Works	4,830	267,244
		442,115

Health Care - Products — 3.8%
Advanced Medical Optics, Inc. (a) (b)	4,050	122,431
Bard (C.R.), Inc.	3,520	276,214
Bausch & Lomb, Inc.	210	13,425
Baxter International, Inc.	42,470	2,233,922
Beckman Coulter, Inc.	1,640	116,145
Becton, Dickinson & Co.	8,860	676,550
Cytyc Corp. (a)	1,600	67,360
Dentsply International, Inc.	7,310	266,742
Edwards Lifesciences Corp. (a)	2,050	94,218
Henry Schein, Inc. (a)	2,700	146,718
Hillenbrand Industries, Inc.	400	25,216
Johnson & Johnson	49,550	2,997,775
Kinetic Concepts, Inc. (a)	2,800	172,144
Medtronic, Inc. (b)	39,790	2,016,159
Patterson Cos., Inc. (a)	4,200	150,654
Stryker Corp.	10,330	644,902
Techne Corp. (a)	900	50,634
Varian Medical Systems, Inc. (a)	2,700	110,160
Zimmer Holdings, Inc. (a)	8,030	624,413
		10,805,782

Health Care - Services — 2.5%
Aetna, Inc.	29,670	1,426,237
Community Health Systems, Inc. (a)	1,030	40,067
Coventry Health Care, Inc. (a)	7,665	427,784
DaVita, Inc. (a) (b)	2,900	153,526
Health Net, Inc. (a)	6,260	310,120
Humana, Inc. (a)	5,440	348,650
Laboratory Corp. of America Holdings (a)	6,300	465,255
Lincare Holdings, Inc. (a)	10,540	376,173

Pediatrix Medical Group, Inc. (a)	3,720	$200,731
Quest Diagnostics, Inc. (b)	4,040	224,099
Sierra Health Services, Inc. (a)	1,030	41,859
UnitedHealth Group, Inc.	45,360	2,196,785
WellCare Health Plans, Inc. (a)	1,070	108,348
WellPoint, Inc. (a)	7,429	558,066
		6,877,700

Home Builders — 0.2%
Centex Corp.	570	21,267
NVR, Inc. (a) (b)	1,000	578,480
		599,747

Home Furnishing — 0.2%
Harman International Industries, Inc.	60	6,960
Whirlpool Corp. (b)	4,700	479,917
		486,877

Household Products — 0.5%
Avery Dennison Corp.	2,810	172,365
Church & Dwight Co., Inc.	1,340	65,740
The Clorox Co.	9,300	562,278
Jarden Corp. (a)	2,220	80,209
Kimberly-Clark Corp.	7,490	503,852
		1,384,444

Housewares — 0.2%
Newell Rubbermaid, Inc.	9,010	238,315
The Toro Co.	8,090	454,820
		693,135

Industrial - Distribution — 0.1%
W.W. Grainger, Inc.	4,040	352,934

Insurance — 2.3%
ACE Ltd.	10,100	582,972
AFLAC, Inc.	14,460	753,655
American International Group, Inc.	12,850	824,713
W.R. Berkley Corp.	3,080	90,614
Brown & Brown, Inc.	2,500	64,250
Cigna Corp.	20,500	1,058,620
CNA Financial Corp.	1,300	53,976
Erie Indemnity Co. Cl. A	4,900	253,036
Gallagher (Arthur J.) & Co.	920	25,374
The Hanover Insurance Group, Inc.	1,350	59,252
HCC Insurance Holdings, Inc.	18,610	544,901
PartnerRe Ltd. (b)	4,300	305,429
Philadelphia Consolidated Holding Corp. (a)	2,820	101,915
Principal Financial Group, Inc.	470	26,503
Prudential Financial, Inc.	9,040	801,215
Transatlantic Holdings, Inc.	4,980	364,287
XL Capital Ltd. Cl. A (b)	7,400	576,164
		6,486,876

Internet — 2.6%
Akamai Technologies, Inc. (a)	140	$4,754
Amazon.com, Inc. (a)	17,490	1,373,665
aQuantive, Inc. (a)	1,800	119,070
Checkfree Corp. (a) (b)	1,400	51,576
eBay, Inc. (a)	37,860	1,226,664
F5 Networks, Inc. (a)	1,200	104,028
Google, Inc. Cl. A (a)	5,380	2,743,800
IAC/InterActiveCorp (a)	2,480	71,275
Liberty Media Holding Corp. Interactive Cl. A (a)	19,600	410,620
McAfee, Inc. (a)	10,180	365,055
NutriSystem, Inc. (a)	1,800	100,296
Symantec Corp. (a)	11,530	221,376
VeriSign, Inc. (a)	3,410	101,243
Yahoo!, Inc. (a)	11,800	274,350
		7,167,772

Iron & Steel — 0.6%
AK Steel Holding Corp. (a)	3,600	143,892
Allegheny Technologies, Inc. (b)	770	80,796
Carpenter Technology Corp.	2,070	245,688
Chaparral Steel Co.	3,200	268,928
Cleveland-Cliffs, Inc.	7,200	498,744
Nucor Corp.	2,100	105,420
Steel Dynamics, Inc.	5,100	213,843
		1,557,311

Leisure Time — 0.0%
Harley-Davidson, Inc.	20	1,146

Lodging — 0.2%
Choice Hotels International, Inc.	580	20,984
Hilton Hotels Corp.	140	6,189
Las Vegas Sands Corp. (a) (b)	270	23,558
Starwood Hotels & Resorts Worldwide, Inc.	6,660	419,314
Wyndham Worldwide Corp. (a)	700	23,555
Wynn Resorts Ltd.	500	48,280
		541,880

Machinery - Construction & Mining — 1.2%
Caterpillar, Inc.	38,800	3,057,440
Joy Global, Inc.	1,530	75,720
Terex Corp. (a)	4,280	369,150
		3,502,310

Machinery - Diversified — 0.8%
AGCO Corp. (a)	12,840	493,441
Cummins, Inc.	4,800	569,760
IDEX Corp.	2,480	89,801
The Manitowoc Co., Inc.	4,630	359,612
Rockwell Automation, Inc.	12,360	865,076
		2,377,690

Machinery & Components — 0.0%
Kennametal, Inc.	700	$53,662

Manufacturing — 2.9%
3M Co.	20,130	1,789,960
Cooper Industries Ltd. Cl. A	4,100	216,972
Danaher Corp.	14,920	1,114,226
Dover Corp.	2,200	112,200
Eaton Corp.	2,500	242,950
General Electric Co.	30	1,163
Harsco Corp.	100	5,266
Honeywell International, Inc.	49,540	2,849,045
Illinois Tool Works, Inc.	16,970	934,199
Ingersoll-Rand Co. Ltd. Cl. A	500	25,160
ITT Corp.	1,690	106,267
Pall Corp.	6,050	251,196
Roper Industries, Inc.	2,700	161,946
Textron, Inc.	2,000	225,780
Trinity Industries, Inc.	920	35,172
		8,071,502

Media — 3.6%
Cablevision Systems Corp. Cl. A (a)	2,300	81,857
Central European Media Enterprises Ltd. (a)	500	46,240
Clear Channel Communications, Inc.	10,800	398,520
Comcast Corp. Cl. A (a)	33,585	882,278
CTC Media, Inc. (a)	8,500	207,655
The DIRECTV Group, Inc. (a)	27,220	610,000
Discovery Holding Co. Cl. A (a)	4,800	113,856
Dow Jones & Co., Inc.	1,400	80,332
EchoStar Communications Corp. Cl. A (a)	6,700	283,343
John Wiley & Sons, Inc. Cl. A	12,110	512,132
Liberty Global, Inc. Cl. A (a)	6,080	254,934
The McGraw-Hill Companies, Inc.	24,220	1,465,310
Meredith Corp.	8,580	484,684
Sirius Satellite Radio, Inc. (a) (b)	45,990	138,430
Time Warner Cable, Inc. Cl. A (a)	2,600	99,372
Time Warner, Inc.	27,410	527,917
Viacom, Inc. Cl. B (a)	40,600	1,554,980
The Walt Disney Co.	71,180	2,348,940
XM Satellite Radio Holdings, Inc. Cl. A (a) (b)	100	1,145
		10,091,925

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	2,500	342,650

Mining — 0.8%
Freeport-McMoran Copper & Gold, Inc.	15,160	1,424,737
Southern Copper Corp. (b)	4,900	552,279
Vulcan Materials Co. (b)	2,720	260,358
		2,237,374

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	3,000	138,300

Office Furnishings — 0.1%
HNI Corp.	1,400	$57,162
Steelcase, Inc. Cl. A	14,530	252,967
		310,129

Oil & Gas — 4.4%
Cabot Oil & Gas Corp.	300	10,260
Continental Resources, Inc. (a)	21,100	331,903
ENSCO International, Inc. (b)	5,950	363,367
Exxon Mobil Corp.	66,780	5,684,981
Frontier Oil Corp.	3,070	118,901
GlobalSantaFe Corp. (b)	9,500	681,245
Holly Corp.	2,340	157,693
Nabors Industries Ltd. (a) (b)	900	26,316
Noble Energy, Inc.	2,100	128,394
Pride International, Inc. (a)	6,430	225,372
Range Resources Corp.	100	3,714
Southwestern Energy Co. (a)	5,400	219,402
Sunoco, Inc.	3,750	250,200
Tesoro Corp. (b)	11,800	587,640
Transocean, Inc. (a)	16,800	1,805,160
Valero Energy Corp.	20,100	1,346,901
Western Refining, Inc. (b)	7,200	399,600
XTO Energy, Inc.	200	10,906
		12,351,955

Oil & Gas Services — 2.8%
BJ Services Co.	120	3,138
Cameron International Corp. (a)	3,000	234,000
Dresser-Rand Group, Inc. (a)	17,700	656,670
Global Industries Ltd. (a)	27,600	714,840
Grant Prideco, Inc. (a)	310	17,391
Halliburton Co.	13,390	482,308
Helix Energy Solutions Group, Inc. (a) (b)	800	31,160
National Oilwell Varco, Inc. (a) (b)	20,020	2,404,602
Schlumberger Ltd.	27,500	2,604,800
Superior Energy Services, Inc. (a)	4,900	197,568
Tidewater, Inc. (b)	5,710	390,678
		7,737,155

Packaging & Containers — 0.3%
Ball Corp.	3,800	194,826
Crown Holdings, Inc. (a)	2,780	68,277
Owens-Illinois, Inc. (a)	1,400	55,972
Packaging Corp. of America	4,900	125,048
Pactiv Corp. (a)	12,220	386,274
Sealed Air Corp.	2,620	71,395
		901,792

Pharmaceuticals — 7.0%
Abbott Laboratories	68,250	3,459,593
Allergan, Inc.	6,100	354,593
AmerisourceBergen Corp.	2,940	138,503
Bristol-Myers Squibb Co.	79,500	2,258,595

Cardinal Health, Inc.	12,000	$788,760
Cephalon, Inc. (a) (b)	2,250	169,065
Eli Lilly & Co.	24,830	1,343,055
Endo Pharmaceuticals Holdings, Inc. (a)	4,590	156,106
Express Scripts, Inc. (a)	16,480	826,142
Forest Laboratories, Inc. (a)	27,500	1,105,500
Herbalife Ltd.	1,400	57,372
Medco Health Solutions, Inc. (a)	19,680	1,599,394
Merck & Co., Inc.	68,950	3,423,368
NBTY, Inc. (a)	11,800	513,772
Omnicare, Inc. (b)	1,050	34,818
Schering-Plough Corp.	53,000	1,512,620
Sepracor, Inc. (a)	7,400	208,162
Warner Chilcott, Ltd. Cl. A (a)	1,700	30,600
Watson Pharmaceutical, Inc. (a)	2,000	60,840
Wyeth	35,490	1,721,975
		19,762,833

Pipelines — 0.2%
Equitable Resources, Inc.	3,900	183,729
Questar Corp.	3,980	204,930
The Williams Cos., Inc.	1,050	33,863
		422,522

Real Estate — 0.2%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	8,030	280,408
Jones Lang Lasalle, Inc.	1,280	140,518
The St. Joe Co. (b)	1,000	40,540
		461,466

Real Estate Investment Trusts (REITS) — 0.5%
CapitalSource, Inc.	4,960	94,240
Duke Realty Corp. REIT	3,900	127,491
Essex Property Trust, Inc. REIT	100	10,758
General Growth Properties, Inc. REIT	5,100	244,698
Health Care REIT, Inc. (b)	1,800	66,078
ProLogis	8,200	466,580
Rayonier, Inc. REIT	200	8,468
Taubman Centers, Inc. REIT	1,800	86,562
Ventas, Inc.	5,830	190,175
Weingarten Realty Investors REIT	3,600	131,796
		1,426,846

Retail — 6.0%
Abercrombie & Fitch Co. Cl. A	170	11,883
Advance Auto Parts, Inc.	80	2,782
American Eagle Outfitters, Inc.	12,865	312,105
AnnTaylor Stores Corp. (a)	4,540	142,647
AutoZone, Inc. (a)	5,490	696,187
Barnes & Noble, Inc.	1,900	63,745
Best Buy Co., Inc. (b)	20,480	913,203
Big Lots, Inc. (a)	26,200	677,532
Brinker International, Inc.	2,620	70,583
Burger King Holdings, Inc.	1,950	47,366

Circuit City Stores, Inc.	2,700	$32,130
Coldwater Creek, Inc. (a)	300	5,907
Costco Wholesale Corp.	14,300	855,140
CVS Caremark Corp.	2,096	73,758
Darden Restaurants, Inc.	4,370	186,031
Dollar Tree Stores, Inc. (a)	16,790	642,385
Family Dollar Stores, Inc.	19,710	583,810
Gamestop Corp. Cl. A (a)	7,600	306,660
The Home Depot, Inc.	32,460	1,206,538
J.C. Penney Co., Inc.	6,720	457,229
Kohl’s Corp. (a)	16,710	1,015,968
McDonald’s Corp.	17,500	837,725
Nordstrom, Inc.	16,340	777,457
RadioShack Corp. (b)	31,300	786,569
Ross Stores, Inc.	4,590	132,789
Staples, Inc.	270	6,215
Target Corp.	22,400	1,356,768
Tiffany & Co.	6,800	328,100
Tim Hortons, Inc.	5,160	159,289
The TJX Cos., Inc.	53,560	1,486,290
Wal-Mart Stores, Inc.	30,620	1,406,989
Wendy’s International, Inc.	7,910	277,087
Yum! Brands, Inc.	35,120	1,125,245
		16,984,112

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	6,300	76,986
Peoples United Financial	2,800	45,136
		122,122

Semiconductors — 5.0%
Advanced Micro Devices, Inc. (a) (b)	740	10,020
Altera Corp.	10,410	241,512
Analog Devices, Inc.	9,650	342,093
Applied Materials, Inc. (b)	88,120	1,942,165
Broadcom Corp. Cl. A (a) (b)	2,730	89,571
Cypress Semiconductor Corp. (a) (b)	1,430	35,836
Integrated Device Technology, Inc. (a)	6,300	102,501
Intel Corp.	187,070	4,418,593
Intersil Corp. Cl. A	7,300	213,525
KLA-Tencor Corp.	8,840	502,024
Lam Research Corp. (a)	3,940	227,890
Linear Technology Corp. (b)	600	21,390
LSI Corp. (a)	365	2,628
Marvell Technology Group Ltd. (a)	13,500	243,000
Maxim Integrated Products, Inc. (b)	5,850	185,445
MEMC Electronic Materials, Inc. (a)	10,230	627,304
Microchip Technology, Inc.	3,960	143,788
Micron Technology, Inc. (a) (b)	150	1,781
National Semiconductor Corp.	25,630	666,124
Novellus Systems, Inc. (a)	5,390	153,723
Nvidia Corp. (a)	23,610	1,080,394
QLogic Corp. (a)	3,210	42,661
Teradyne, Inc. (a) (b)	32,640	512,122

Texas Instruments, Inc.	50,670	$1,783,077
Varian Semiconductor Equipment Associates, Inc. (a)	3,400	159,800
Xilinx, Inc.	13,750	343,750
		14,092,717

Software — 7.4%
Activision, Inc. (a)	150	2,567
Acxiom Corp.	1,290	32,456
Adobe Systems, Inc. (a)	27,840	1,121,674
Autodesk, Inc. (a)	14,590	618,178
Automatic Data Processing, Inc.	24,520	1,138,218
BEA Systems, Inc. (a)	17,240	213,431
BMC Software, Inc. (a)	9,520	273,414
Broadridge Financial Solutions, Inc.	3,400	59,806
CA, Inc. (b)	7,750	194,370
Citrix Systems, Inc. (a)	3,270	118,276
Compuware Corp. (a)	54,700	510,351
Dun & Bradstreet Corp.	4,590	448,718
Electronic Arts, Inc. (a)	170	8,269
Fair Isaac Corp. (b)	910	35,727
Fidelity National Information Services, Inc.	4,830	239,713
First Data Corp.	3,630	115,398
Fiserv, Inc. (a)	5,000	247,100
IMS Health, Inc.	4,690	131,930
Intuit, Inc. (a)	15,710	449,934
MasterCard, Inc. Cl. A (b)	1,430	229,944
Microsoft Corp.	352,760	10,226,512
NAVTEQ Corp. (a) (b)	4,570	247,374
Novell, Inc. (a)	44,600	299,266
Oracle Corp. (a)	149,250	2,853,660
Paychex, Inc.	9,900	409,662
Red Hat, Inc. (a) (b)	3,670	76,409
Salesforce.com, Inc. (a) (b)	2,810	109,197
SEI Investments Co.	2,100	57,246
Total System Services, Inc. (b)	9,880	277,924
		20,746,724

Telecommunications — 5.2%
Amdocs Ltd. (a)	6,000	217,140
American Tower Corp. Cl. A (a)	1,715	71,447
Avaya, Inc. (a)	29,410	486,441
Cisco Systems, Inc. (a)	271,260	7,842,127
Citizens Communications Co. (b)	27,510	396,969
CommScope, Inc. (a) (b)	7,600	413,668
Corning, Inc. (a)	32,540	775,754
Harris Corp.	6,200	340,256
Juniper Networks, Inc. (a)	17,220	515,911
Leap Wireless International, Inc. (a)	2,250	198,900
Level 3 Communications, Inc. (a) (b)	25,020	130,855
MetroPCS Communications, Inc. (a)	3,700	135,494
NeuStar, Inc. Cl. A (a) (b)	1,400	40,376
Qualcomm, Inc.	51,400	2,140,810
SBA Communications Corp. Cl. A (a)	4,510	150,273
Telephone and Data Systems, Inc.	3,180	211,152

US Cellular Corp. (a)	4,300	$417,100
Windstream Corp.	8,300	114,208
		14,598,881

Textiles — 0.0%
Cintas Corp.	2,900	106,024

Toys, Games & Hobbies — 0.4%
Hasbro, Inc.	19,600	549,192
Mattel, Inc.	19,900	455,909
		1,005,101

Transportation — 1.3%
Burlington Northern Santa Fe Corp.	10,610	871,505
C.H. Robinson Worldwide, Inc. (b)	7,100	345,415
Con-way, Inc.	2,400	118,536
CSX Corp.	5,760	273,082
Frontline Ltd. (b)	1,600	73,664
J.B. Hunt Transport Services, Inc.	170	4,748
Kansas City Southern (a)	800	27,608
Landstar System, Inc.	4,500	204,570
Norfolk Southern Corp.	13,260	713,123
Union Pacific Corp.	8,360	996,010
UTI Worldwide, Inc.	4,700	118,111
		3,746,372

Trucking & Leasing — 0.1%
GATX Corp. (b)	7,040	319,334

TOTAL EQUITIES (Cost $278,313,838)		280,191,672

		Principal
		Amount
SHORT-TERM INVESTMENTS — 7.6%
Cash Equivalents — 7.1% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$402,627	$402,627
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	335,520	335,520
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	503,281	503,281
Bank of America
5.270%	08/17/2007	335,520	335,520
Bank of America
5.300%	08/07/2007	838,801	838,801
Bank of America
5.300%	09/17/2007	335,520	335,520
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	671,041	671,041
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	100,656	100,656

Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	$436,176	$436,176
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	335,520	335,520
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	317,406	317,406
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	335,520	335,520
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	167,760	167,760
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	167,760	167,760
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	671,041	671,041
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	402,624	402,624
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	966,687	966,687
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	905,905	905,905
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	503,281	503,281
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	503,281	503,281
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	671,041	671,041
FHLMC
5.176%	08/07/2007	67,104	67,104
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	335,520	335,520
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	335,520	335,520
General Electric Co.
5.277%	08/24/2007	335,520	335,520
General Electric Co.
5.283%	08/31/2007	599,729	599,729
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	335,520	335,520
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	335,520	335,520
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	335,520	335,520
Morgan Stanley & Co.
5.320%	08/01/2007	301,968	301,968
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	503,281	503,281
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	671,041	671,041
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	402,624	402,624
Reserve Primary Money Market Fund (c)
		503,281	503,281
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	671,041	671,041

Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	$100,656	$100,656
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	957,533	957,533
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	134,208	134,208
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	335,520	335,520
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	671,041	671,041
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	335,520	335,520
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	201,312	201,312
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	503,281	503,281
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	335,520	335,520
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	167,760	167,760
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	536,833	536,833
			19,919,341

Repurchase Agreements — 0.5%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)		1,277,853	1,277,853

TOTAL SHORT-TERM INVESTMENTS (Cost $21,197,194)			21,197,194

TOTAL INVESTMENTS — 107.3% (Cost $299,511,032) (f)			$301,388,866

Other Assets/(Liabilities) — (7.3%)			(20,390,845)

NET ASSETS — 100.0%			$280,998,021

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,277,978. Collateralized by a U.S Government Agency obligation with a rate of 5.67%, maturity date of 5/25/2034, and an aggregate market value, including accrued interest, of $1,304,076.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 95.4%
COMMON STOCK — 95.4%
Advertising — 1.5%
Interpublic Group of Companies, Inc. (a) (b)	35,860	$376,171
ValueVision Media, Inc. Cl. A (a)	17,925	163,297
		539,468

Aerospace & Defense — 4.1%
Alliant Techsystems, Inc. (a)	4,666	462,447
Goodrich Corp.	8,078	508,187
Spirit AeroSystems Holdings, Inc. Cl. A (a)	14,342	520,615
		1,491,249

Auto Manufacturers — 1.9%
Navistar International Corp. (a)	5,590	352,170
Oshkosh Truck Corp.	6,151	352,145
		704,315

Automotive & Parts — 0.7%
The Goodyear Tire & Rubber Co. (a)	9,210	264,511

Banks — 3.3%
The Colonial BancGroup, Inc.	8,610	187,784
East West Bancorp, Inc.	7,480	274,217
Marshall and Ilsley Corp.	5,560	229,128
Sterling Financial Corp.	6,860	155,791
Zions Bancorp	4,660	347,403
		1,194,323

Building Materials — 1.5%
Martin Marietta Materials, Inc.	1,969	269,753
Texas Industries, Inc.	3,588	282,770
		552,523

Chemicals — 3.3%
Albemarle Corp.	1,900	76,437
Chemtura Corp.	14,341	149,577
The Lubrizol Corp.	6,640	416,062
The Mosaic Co. (a)	14,345	538,798
		1,180,874

Coal — 0.6%
Peabody Energy Corp. (b)	5,379	227,317

Commercial Services — 0.6%
RSC Holdings, Inc. (a)	10,760	228,435

Computers — 2.7%
Network Appliance, Inc. (a)	13,500	382,590
Seagate Technology	14,338	337,086
Synopsys, Inc. (a)	10,763	263,263
		982,939

1

Diversified Financial — 5.3%
Affiliated Managers Group, Inc. (a) (b)	3,230	$364,990
The Bear Stearns Cos., Inc.	3,580	433,968
E*TRADE Financial Corp. (a)	19,720	365,214
Investment Technology Group, Inc. (a)	6,816	272,367
National Financial Partners Corp. (b)	10,760	498,834
		1,935,373

Electric — 6.6%
AES Corp. (a)	21,510	422,671
Cleco Corp.	23,670	562,162
CMS Energy Corp.	35,861	579,514
Dynegy, Inc. Cl. A (a)	35,860	319,513
Mirant Corp. (a)	5,780	218,657
NRG Energy, Inc. (a) (b)	7,780	299,919
		2,402,436

Electrical Components & Equipment — 1.2%
Ametek, Inc.	10,755	419,660

Electronics — 4.1%
Agilent Technologies, Inc. (a)	12,825	489,274
Amphenol Corp. Cl. A	10,040	343,970
Applera Corp. - Applied Biosystems Group	8,970	280,043
Thermo Fisher Scientific, Inc. (a)	7,175	374,607
		1,487,894

Engineering & Construction — 1.0%
Foster Wheeler Ltd. (a)	1,555	174,766
KBR, Inc. (a)	5,440	174,570
		349,336

Entertainment — 3.2%
Cinemark Holdings, Inc. (a) (b)	10,760	175,926
Penn National Gaming, Inc. (a)	6,593	379,097
Pinnacle Entertainment, Inc. (a)	12,120	321,301
Scientific Games Corp. Cl. A (a) (b)	8,605	295,238
		1,171,562

Foods — 2.6%
Chiquita Brands International, Inc. (a) (b)	14,340	251,810
SuperValu, Inc.	11,480	478,372
United Natural Foods, Inc. (a) (b)	7,180	195,511
		925,693

Forest Products & Paper — 0.1%
Smurfit Kappa Group PLC (a)	680	15,986

Gas — 1.3%
Southern Union Co.	14,650	452,392

Health Care - Services — 3.1%
Community Health Systems, Inc. (a)	5,020	195,278

2

DaVita, Inc. (a)	10,755	$569,370
Health Net, Inc. (a)	7,178	355,598
		1,120,246

Holding Company - Diversified — 0.3%
Granahan McCourt Acquisition Corp. (a)	4,650	40,548
Information Services Group, Inc. (a)	9,450	79,286
		119,834

Household Products — 0.6%
Jarden Corp. (a)	6,095	220,212

Insurance — 5.8%
ACE Ltd.	3,234	186,666
Ambac Financial Group, Inc. (b)	7,430	498,925
Everest Re Group Ltd.	5,287	519,448
Fidelity National Financial, Inc.	10,040	209,736
Genworth Financial, Inc. Cl. A	10,039	306,390
Platinum Underwriters Holdings Ltd.	5,510	182,932
Validus Holdings, Ltd. (a)	8,600	193,500
		2,097,597

Internet — 1.1%
McAfee, Inc. (a)	10,780	386,571

Iron & Steel — 0.7%
Carpenter Technology Corp.	800	94,952
Steel Dynamics, Inc.	2,148	90,066
United States Steel Corp.	730	71,752
		256,770

Lodging — 0.7%
Gaylord Entertainment Co. (a)	5,380	268,892

Machinery - Construction & Mining — 1.5%
Bucyrus International, Inc. Cl. A (b)	1,470	93,433
Joy Global, Inc.	9,200	455,308
		548,741

Manufacturing — 0.8%
Cooper Industries Ltd. Cl. A	5,740	303,761

Media — 3.4%
Cablevision Systems Corp. Cl. A (a)	5,340	190,051
Liberty Global, Inc. Cl. A (a)	12,906	541,149
Liberty Global, Inc. Cl. C (a)	12,911	514,374
		1,245,574

Metal Fabricate & Hardware — 1.0%
Kaydon Corp. (b)	6,900	367,149

Oil & Gas — 2.8%
Continental Resources, Inc. (a)	14,340	225,568
Delta Petroleum Corp. (a) (b)	14,230	236,218

3

Murphy Oil Corp.	3,530	$219,001
Range Resources Corp.	8,970	333,146
		1,013,933

Oil & Gas Services — 1.5%
Cal Dive International, Inc. (a) (b)	6,992	106,418
National Oilwell Varco, Inc. (a) (b)	1,468	176,321
Weatherford International Ltd. (a)	5,020	277,757
		560,496

Pharmaceuticals — 4.6%
Herbalife Ltd.	9,680	396,686
Hospira, Inc. (a)	9,490	366,978
Medco Health Solutions, Inc. (a)	4,300	349,461
Omnicare, Inc. (b)	7,838	259,908
Sepracor, Inc. (a)	3,200	90,016
Vanda Pharmaceuticals, Inc. (a) (b)	11,480	214,791
		1,677,840

Real Estate — 0.8%
CB Richard Ellis Group, Inc. Cl. A (a) (b)	5,380	187,870
Meruelo Maddux Properties, Inc. (a) (b)	17,340	111,149
		299,019

Real Estate Investment Trusts (REITS) — 1.5%
American Financial Realty Trust	34,410	301,776
BioMed Realty Trust, Inc. REIT	7,880	172,099
Quadra Realty Trust, Inc. REIT (a)	5,960	52,865
		526,740

Retail — 6.8%
Advance Auto Parts, Inc.	10,120	351,872
Costco Wholesale Corp.	10,760	643,448
Longs Drug Stores Corp.	3,568	172,548
Office Depot, Inc. (a)	19,720	492,211
OfficeMax, Inc.	5,300	174,264
The Pantry, Inc. (a)	12,391	431,702
Urban Outfitters, Inc. (a) (b)	10,760	215,846
		2,481,891

Savings & Loans — 1.3%
NewAlliance Bancshares, Inc. (b)	35,415	478,457

Semiconductors — 2.7%
ASML Holding NV (a) (b)	14,325	423,447
FormFactor, Inc. (a)	7,180	275,640
Varian Semiconductor Equipment Associates, Inc. (a)	5,700	267,900
		966,987

Software — 3.1%
Activision, Inc. (a) (b)	21,510	368,036
Electronic Arts, Inc. (a)	8,610	418,790
THQ, Inc. (a) (b)	11,480	330,165
		1,116,991

4

Telecommunications — 3.8%
Airvana, Inc. (a) (b)	1,700	$12,002
Amdocs Ltd. (a) (b)	10,640	385,062
Crown Castle International Corp. (a) (b)	10,754	389,833
Juniper Networks, Inc. (a)	14,345	429,776
Level 3 Communications, Inc. (a) (b)	28,686	150,028
		1,366,701

Transportation — 1.3%
Capital Product Partners, LP (a) (b)	5,700	184,281
J.B. Hunt Transport Services, Inc.	7,173	200,342
Navios Maritime Holdings, Inc.	6,100	79,605
		464,228

Trucking & Leasing — 0.6%
The Greenbrier Cos., Inc. (b)	6,230	207,895

TOTAL EQUITIES (Cost $34,490,062)		34,622,811

		Principal
		Amount
SHORT-TERM INVESTMENTS — 25.5%
Cash Equivalents — 19.5% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$143,076	$143,076
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	119,228	119,228
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	178,843	178,843
Bank of America
5.270%	08/17/2007	119,228	119,228
Bank of America
5.300%	08/07/2007	298,071	298,071
Bank of America
5.300%	09/17/2007	119,228	119,228
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	238,457	238,457
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	35,769	35,769
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	154,997	154,997
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	119,228	119,228
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	112,791	112,791
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	119,228	119,228
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	59,614	59,614

5

Barclays Eurodollar Time Deposit
5.330%	10/04/2007	$59,614	$59,614
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	238,457	238,457
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	143,074	143,074
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	343,516	343,516
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	321,917	321,917
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	178,843	178,843
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	178,843	178,843
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	238,457	238,457
FHLMC
5.176%	08/07/2007	23,846	23,846
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	119,228	119,228
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	119,228	119,228
General Electric Co.
5.277%	08/24/2007	119,228	119,228
General Electric Co.
5.283%	08/31/2007	213,116	213,116
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	119,228	119,228
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	119,228	119,228
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	119,228	119,228
Morgan Stanley & Co.
5.320%	08/01/2007	107,306	107,306
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	178,843	178,843
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	238,457	238,457
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	143,074	143,074
Reserve Primary Money Market Fund (c)
		178,843	178,843
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	238,457	238,457
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	35,769	35,769
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	340,263	340,263
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	47,691	47,691
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	119,228	119,228
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	238,457	238,457

6

UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	$119,228	$119,228
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	71,537	71,537
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	178,843	178,843
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	119,228	119,228
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	59,614	59,614
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	190,765	190,765
			7,078,412

Repurchase Agreements — 6.0%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)
		2,192,470	2,192,470

TOTAL SHORT-TERM INVESTMENTS (Cost $9,270,882)			9,270,882

TOTAL INVESTMENTS — 120.9% (Cost $43,760,944) (f)			$43,893,693

Other Assets/(Liabilities) — (20.9%)			(7,576,649)

NET ASSETS — 100.0%			$36,317,044

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,192,684. Collateralized by a U.S. Government Agency obligation with a rate of 5.50%, maturity date of 01/01/2036, and an aggregate market value, including accrued interest, of $2,236,636.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

7

MassMutual Premier Small Capitalization Value Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 97.8%
COMMON STOCK — 97.8%
Aerospace & Defense — 5.4%
Ducommun, Inc. (a)	105,609	$2,942,267
Kaman Corp.	94,464	3,163,599
		6,105,866

Apparel — 2.8%
Hanesbrands, Inc. (a)	36,752	1,139,679
Maidenform Brands, Inc. (a)	112,740	2,027,065
		3,166,744

Banks — 9.7%
The Bancorp, Inc. (a)	78,011	1,441,643
Center Financial Corp.	68,736	1,021,417
Community Bancorp/NV (a)	62,961	1,473,917
PrivateBancorp, Inc. (b)	51,206	1,382,562
Smithtown Bancorp, Inc. (b)	80,076	1,861,767
Sterling Financial Corp. (b)	59,602	1,353,561
UCBH Holdings, Inc.	83,273	1,369,008
Virginia Commerce Bancorp (a) (b)	76,464	1,115,610
		11,019,485

Beverages — 1.2%
Cott Corp. (a) (b)	113,913	1,402,269

Building Materials — 1.2%
US Concrete, Inc. (a) (b)	184,534	1,400,613

Chemicals — 1.6%
PolyOne Corp. (a)	243,055	1,827,774

Commercial Services — 6.4%
Deluxe Corp.	58,434	2,206,468
FTI Consulting, Inc. (a) (b)	66,388	2,723,900
Gevity HR, Inc.	73,756	1,108,553
TNS, Inc. (b)	92,014	1,202,623
		7,241,544

Diversified Financial — 6.4%
Asta Funding, Inc. (b)	51,135	1,844,951
CompuCredit Corp. (a) (b)	50,493	1,325,441
Investment Technology Group, Inc. (a)	23,832	952,327
Penson Worldwide, Inc. (a)	89,092	1,572,474
Thomas Weisel Partners Group, Inc. (a) (b)	111,774	1,553,659
		7,248,852

Electrical Components & Equipment — 1.2%
C&D Technologies, Inc. (a) (b)	269,141	1,297,260

Electronics — 5.7%
Benchmark Electronics, Inc. (a) (b)	57,233	1,270,573

1

LaBarge, Inc. (a)	176,943	$2,132,163
Nu Horizons Electronics Corp. (a)	167,124	1,733,076
Watts Water Technologies, Inc. Cl. A (b)	38,623	1,348,329
		6,484,141

Energy - Alternate Sources — 0.5%
Headwaters, Inc. (a) (b)	35,356	570,292

Entertainment — 3.5%
Century Casinos, Inc. (a) (b)	207,905	1,831,643
Steinway Musical Instruments, Inc.	64,410	2,155,803
		3,987,446

Foods — 3.5%
Nash Finch Co. (b)	60,154	2,422,401
United Natural Foods, Inc. (a) (b)	57,164	1,556,576
		3,978,977

Health Care - Services — 5.2%
Amedisys, Inc. (a) (b)	59,487	2,251,583
Res-Care, Inc. (a)	122,287	2,376,036
Skilled Healthcare Group, Inc. Cl. A (a)	94,429	1,311,619
		5,939,238

Household Products — 3.1%
ACCO Brands Corp. (a)	77,654	1,605,885
Central Garden & Pet Co. (a) (b)	52,839	664,715
Central Garden and Pet Co. Cl. A (a)	105,678	1,293,499
		3,564,099

Insurance — 3.5%
Delphi Financial Group, Inc. Cl. A	52,632	2,114,227
ProAssurance Corp. (a) (b)	37,197	1,836,788
		3,951,015

Internet — 2.4%
1-800-Flowers.com, Inc. Cl. A (a)	292,006	2,718,576

Machinery - Diversified — 5.3%
Columbus McKinnon Corp. (a)	75,750	1,942,987
Middleby Corp. (a) (b)	36,990	2,293,750
Wabtec Corp.	44,811	1,830,081
		6,066,818

Oil & Gas — 3.0%
Berry Petroleum Co. Cl. A	50,516	1,879,700
Whiting Petroleum Corp. (a)	36,004	1,478,684
		3,358,384

Oil & Gas Services — 0.9%
Basic Energy Services, Inc. (a)	50,470	1,060,879

Pharmaceuticals — 1.5%
Animal Health International, Inc. (a)	148,602	1,673,258

2

Real Estate Investment Trusts (REITS) — 2.4%
Anthracite Capital, Inc. REIT	131,350	$1,234,690
Ashford Hospitality Trust	141,149	1,442,543
		2,677,233

Restaurants — 1.2%
Benihana, Inc. (a)	23,290	453,689
Benihana, Inc. Cl. A (a)	46,581	902,274
		1,355,963

Retail — 6.9%
Duckwall-Alco Stores, Inc. (a)	53,943	2,136,143
Movado Group, Inc.	75,387	2,128,929
Rush Enterprises, Inc. Cl. A (a)	69,863	1,952,671
Talbots, Inc. (b)	70,693	1,625,232
		7,842,975

Semiconductors — 2.0%
GSI Group, Inc. (a)	212,700	2,297,160

Software — 3.0%
Aspen Technology, Inc. (a)	163,969	2,033,216
PDF Solutions, Inc. (a)	126,519	1,403,096
		3,436,312

Telecommunications — 5.7%
Comtech Telecommunications (a)	49,224	2,139,767
Powerwave Technologies, Inc. (a) (b)	282,943	1,850,447
Premiere Global Services, Inc. (a)	208,504	2,426,986
		6,417,200

Textiles — 0.9%
Dixie Group, Inc. (a)	96,615	1,062,765

Transportation — 1.7%
Vitran Corp., Inc. (a)	97,259	1,954,906

TOTAL EQUITIES (Cost $103,358,807)		111,108,044

		Principal
		Amount
SHORT-TERM INVESTMENTS — 28.1%
Cash Equivalents — 25.6% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$588,920	$588,920
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	490,767	490,767
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	736,153	736,153

3

Bank of America
5.270%	08/17/2007	$490,769	$490,769
Bank of America
5.300%	08/07/2007	1,226,922	1,226,922
Bank of America
5.300%	09/17/2007	490,769	490,769
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	981,537	981,537
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	147,231	147,231
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	637,999	637,999
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	490,769	490,769
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	464,273	464,273
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	490,769	490,769
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	245,384	245,384
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	245,384	245,384
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	981,537	981,537
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	588,922	588,922
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	1,413,981	1,413,981
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	1,325,075	1,325,075
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	736,153	736,153
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	736,153	736,153
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	981,537	981,537
FHLMC
5.176%	08/07/2007	98,154	98,154
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	490,769	490,769
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	490,769	490,769
General Electric Co.
5.277%	08/24/2007	490,769	490,769
General Electric Co.
5.283%	08/31/2007	877,228	877,228
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	490,769	490,769
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	490,769	490,769
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	490,769	490,769
Morgan Stanley & Co.
5.320%	08/01/2007	441,692	441,692

4

Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	$736,153	$736,153
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	981,537	981,537
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	588,922	588,922
Reserve Primary Money Market Fund (c)
		736,153	736,153
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	981,537	981,537
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	147,231	147,231
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	1,400,592	1,400,592
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	196,307	196,307
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	490,769	490,769
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	981,537	981,537
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	490,769	490,769
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	294,461	294,461
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	736,153	736,153
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	490,769	490,769
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	245,384	245,384
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	785,230	785,230
			29,136,196

Repurchase Agreements — 2.5%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)
		2,851,504	2,851,504

TOTAL SHORT-TERM INVESTMENTS (Cost $31,987,700)			31,987,700

TOTAL INVESTMENTS — 125.9% (Cost $135,346,507) (f)			$143,095,744

Other Assets/(Liabilities) — (25.9%)			(29,468,011)

NET ASSETS — 100.0%			$113,627,733

5

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $2,851,783. Collateralized by a U.S. Government Agency obligation with a rate of 5.82%, maturity date of 11/15/2033 and an aggregate market value, including accrued interest, of $2,909,891.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MassMutual Premier Main Street Small Cap Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.6%
COMMON STOCK — 98.6%
Advertising — 0.2%
Catalina Marketing Corp.	500	$15,095
Gaiam, Inc. Cl. A (a)	1,200	19,296
Getty Images, Inc. (a) (b)	3,000	134,790
Greenfield Online, Inc. (a)	900	14,616
RH Donnelley Corp. (a) (b)	700	43,771
ValueVision Media, Inc. Cl. A (a)	900	8,199
		235,767

Aerospace & Defense — 1.1%
Aerovironment, Inc. (a)	200	3,918
Alliant Techsystems, Inc. (a)	700	69,377
Armor Holdings, Inc. (a)	1,800	158,364
Curtiss-Wright Corp.	7,000	304,990
DRS Technologies, Inc. (b)	200	10,472
Ducommun, Inc. (a)	500	13,930
EDO Corp. (b)	1,200	39,660
Innovative Solutions & Support, Inc. (a)	1,200	21,396
Kaman Corp.	1,300	43,537
Orbital Sciences Corp. (a)	16,700	353,873
Sequa Corp. Cl. A (a)	1,100	181,610
United Industrial Corp. (b)	600	37,896
		1,239,023

Agriculture — 0.6%
Loews Corp. - Carolina Group	2,300	174,317
Universal Corp. (b)	6,400	353,344
UST, Inc.	3,700	198,135
		725,796

Airlines — 0.2%
AMR Corp. (a)	1,200	29,616
Pinnacle Airlines Corp. (a) (b)	2,200	35,464
Republic Airways Holdings, Inc. (a)	3,900	75,231
SkyWest, Inc.	3,000	66,930
		207,241

Apparel — 1.5%
Cherokee, Inc. (b)	300	10,581
Columbia Sportswear Co. (b)	1,900	119,130
Deckers Outdoor Corp. (a)	3,100	319,610
The Gymboree Corp. (a)	8,200	353,010
Hanesbrands, Inc. (a)	3,000	93,030
Kellwood Co. (b)	3,400	87,176
Liz Claiborne, Inc.	700	24,598
Maidenform Brands, Inc. (a) (b)	2,100	37,758
Oxford Industries, Inc.	1,100	44,440
Perry Ellis International, Inc. (a)	1,400	42,014
Steven Madden Ltd.	1,400	39,480
Stride Rite Corp.	1,200	24,444

1

The Warnaco Group, Inc. (a)	4,900	$176,939
Wolverine World Wide, Inc.	12,000	324,720
		1,696,930

Apparel, Textiles & Shoes — 0.1%
J. Crew Group, Inc. (a) (b)	1,400	70,420

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	1,700	107,100
Wabash National Corp.	3,200	40,672
		147,772

Automotive & Parts — 1.3%
Accuride Corp. (a)	3,500	49,385
Aftermarket Technology Corp. (a)	1,900	57,665
American Axle & Manufacturing Holdings, Inc.	10,600	256,520
Amerigon, Inc. (a)	600	9,642
ArvinMeritor, Inc.	14,700	291,501
Commercial Vehicle Group, Inc. (a)	100	1,450
Cooper Tire & Rubber Co.	5,000	114,950
Fuel Systems Solutions, Inc. (a)	600	10,044
The Goodyear Tire & Rubber Co. (a)	1,100	31,592
Keystone Automotive Industries, Inc. (a)	300	14,028
Lear Corp. (a)	3,700	124,246
Miller Industries, Inc. (a)	300	7,296
Modine Manufacturing Co.	1,100	28,160
Standard Motor Products, Inc.	1,800	22,410
Tenneco, Inc. (a)	12,900	455,370
TRW Automotive Holdings Corp. (a)	1,200	39,444
		1,513,703

Banking, Savings & Loans — 0.0%
RAM Holdings Ltd. (a)	300	3,996

Banks — 1.2%
Amcore Financial, Inc.	300	7,245
AmericanWest Bancorp	100	1,525
BancorpSouth, Inc.	900	21,015
Central Pacific Financial Corp.	1,200	33,852
Citizens Republic Bancorp, Inc. (b)	3,500	56,350
City Bank Lynnwood WA	200	4,876
City Holding Co.	900	29,565
Comerica, Inc.	3,300	173,778
Corus Bankshares, Inc. (b)	6,200	100,812
Encore Bancshares, Inc. (a) (b)	1,100	24,827
F.N.B. Corp. (b)	5,700	85,557
First Citizens BancShares, Inc. Cl. A	200	35,936
First Security Group Inc./Tn	300	2,934
FirstMerit Corp.	2,700	49,491
Greater Bay Bancorp	3,500	94,080
Hanmi Financial Corp.	1,900	27,550
Huntington Bancshares, Inc.	6,500	124,800
International Bancshares Corp. (b)	730	16,082
Intervest Bancshares Corp.	300	7,428

2

ITLA Capital Corp.	400	$17,000
National Penn Bancshares, Inc.	1,400	20,692
Park National Corp. (b)	600	47,670
Porter Bancorp, Inc.	300	6,651
Preferred Bank/Los Angeles, CA	300	11,520
Republic Bancorp, Inc. Cl. A	215	3,320
Southwest Bancorp, Inc.	100	1,975
SVB Financial Group (a) (b)	4,800	252,864
TCF Financial Corp.	1,000	24,590
Texas Capital Bancshares, Inc. (a)	400	7,944
UMB Financial Corp.	1,100	41,074
Webster Financial Corp.	300	13,038
WesBanco, Inc. (b)	400	8,820
		1,354,861

Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	1,000	40,760
National Beverage Corp.	220	2,200
The Pepsi Bottling Group, Inc.	4,700	157,262
		200,222

Biotechnology — 0.5%
Acorda Therapeutics, Inc. (a)	2,600	43,628
Alexion Pharmaceuticals, Inc. (a) (b)	900	52,344
BioMimetic Therapeutics, Inc. (a)	1,800	25,974
Bio-Rad Laboratories, Inc. Cl. A (a)	700	51,912
Cambrex Corp.	400	5,464
CryoLife, Inc. (a)	1,900	18,145
GTx, Inc. (a)	100	1,537
Immunomedics, Inc. (a) (b)	5,400	15,552
Integra LifeSciences Holdings Corp. (a) (b)	600	29,790
Invitrogen Corp. (a)	2,200	157,960
Maxygen, Inc. (a)	200	1,630
Myriad Genetics, Inc. (a) (b)	1,000	37,380
Regeneron Pharmaceuticals, Inc. (a) (b)	5,200	77,428
Savient Pharmaceuticals, Inc. (a)	1,000	11,840
		530,584

Building Materials — 0.4%
Apogee Enterprises, Inc.	2,000	51,520
Builders FirstSource, Inc. (a)	700	10,262
Comfort Systems USA, Inc.	3,300	42,702
Drew Industries, Inc. (a)	1,200	41,736
Genlyte Group, Inc. (a)	800	55,656
Lennox International, Inc.	2,200	84,260
NCI Building Systems, Inc. (a) (b)	700	33,852
Universal Forest Products, Inc.	2,400	94,944
US Concrete, Inc. (a)	400	3,036
		417,968

Building Materials & Construction — 0.0%
Willbros Group, Inc. (a) (b)	500	15,760

3

Chemicals — 3.7%
Albemarle Corp.	3,400	$136,782
Arch Chemicals, Inc.	100	3,538
Cabot Corp.	3,000	121,140
Celanese Corp. Cl. A	4,200	157,500
CF Industries Holdings, Inc.	5,200	298,896
Ferro Corp.	9,200	205,620
W.R. Grace & Co. (a) (b)	12,100	249,865
H.B. Fuller Co.	6,700	185,121
Hercules, Inc. (a)	15,300	317,628
ICO, Inc. (a)	400	4,024
Innophos Holdings, Inc.	2,100	24,486
Innospec, Inc. (b)	1,600	44,048
Landec Corp. (a)	2,000	23,020
The Lubrizol Corp.	2,700	169,182
Lyondell Chemical Co.	4,400	197,560
Minerals Technologies, Inc. (b)	1,300	84,071
NewMarket Corp.	900	41,787
Nova Chemicals Corp. (b)	200	7,632
Olin Corp.	5,400	112,698
OM Group, Inc. (a)	1,400	67,816
Pioneer Cos., Inc. (a)	1,400	48,440
PolyOne Corp. (a)	4,700	35,344
Rockwood Holdings, Inc. (a)	6,100	210,999
Schulman (A.), Inc.	700	16,254
Sensient Technologies Corp.	13,200	335,280
The Sherwin-Williams Co.	2,700	188,163
Spartech Corp.	9,800	216,090
Stepan Co.	500	13,795
Terra Industries, Inc. (a)	9,600	235,488
Tronox, Inc. Cl. A	3,600	42,804
Tronox, Inc. Cl. B	500	5,745
UAP Holding Corp. (b)	12,200	331,474
Valhi, Inc. (b)	2,200	36,102
The Valspar Corp.	2,300	63,457
		4,231,849

Coal — 0.2%
Alpha Natural Resources, Inc. (a)	10,300	183,855
Massey Energy Co.	2,900	61,915
		245,770

Commercial Services — 8.0%
ABM Industries, Inc.	12,800	322,048
Administaff, Inc.	7,200	235,440
Advance America Cash Advance Centers, Inc.	3,800	55,746
Albany Molecular Research, Inc. (a)	400	5,884
Alliance Data Systems Corp. (a)	1,400	107,520
American Railcar Industries, Inc. (b)	900	31,257
Arbitron, Inc.	6,000	298,800
Avis Budget Group, Inc. (a)	5,300	136,051
Bowne & Co., Inc.	2,400	41,616
CDI Corp.	1,900	53,751
Cenveo, Inc. (a)	5,900	123,959
Chemed Corp.	6,800	430,304

4

Coinstar, Inc. (a)	7,100	$220,242
Consolidated Graphics, Inc. (a)	4,100	270,231
Convergys Corp. (a)	5,800	110,490
Cornell Cos., Inc. (a)	800	17,632
CorVel Corp. (a)	1,100	29,260
CPI Corp.	600	35,244
Cross Country Healthcare, Inc. (a)	800	13,096
Deluxe Corp.	11,000	415,360
DeVry, Inc. (b)	10,700	346,680
Diamond Management & Technology Consultants, Inc.	3,300	35,673
Dollar Financial Corp. (a)	100	2,506
Dollar Thrifty Automotive Group, Inc. (a)	1,400	51,688
Donnelley (R.R.) & Sons Co.	4,800	202,848
DynCorp International, Inc. (a)	6,100	129,991
Emergency Medical Services Corp. Cl. A (a)	5,300	206,753
eResearch Technology, Inc. (a) (b)	900	8,640
Exponent, Inc. (a)	2,100	47,817
First Consulting Group, Inc. (a)	300	2,727
Forrester Research, Inc. (a)	1,400	34,748
FTI Consulting, Inc. (a)	1,100	45,133
Gartner Group, Inc. (a)	2,100	43,953
The Geo Group, Inc. (a)	400	11,064
Healthcare Services Group, Inc. (b)	200	5,544
Healthspring, Inc. (a)	13,200	225,720
Heartland Payment Systems, Inc. (b)	400	12,412
Heidrick & Struggles International, Inc. (a)	6,000	322,440
Hudson Highland Group, Inc. (a)	2,300	37,950
ICF International, Inc. (a)	200	4,134
Integrated Electrical Services, Inc. (a)	900	23,976
Interactive Data Corp.	700	19,145
ITT Educational Services, Inc. (a)	1,200	126,792
Jackson Hewitt Tax Service, Inc.	3,800	103,360
Kelly Services, Inc. Cl. A	1,200	29,820
Kforce, Inc. (a)	1,200	17,388
Korn/Ferry International (a)	14,200	335,546
Labor Ready, Inc. (a) (b)	15,900	374,604
Landauer, Inc. (b)	900	42,840
Live Nation, Inc. (a)	2,600	51,636
Macquarie Infrastructure Co. LLC (b)	400	15,916
Manpower, Inc.	2,400	189,720
Maximus, Inc.	500	20,895
McGrath Rentcorp	400	11,968
Midas, Inc. (a)	1,700	30,889
Monro Muffler, Inc.	800	26,784
MPS Group, Inc. (a)	14,900	198,617
PAREXEL International Corp. (a)	3,300	133,419
PharmaNet Development Group, Inc. (a)	2,000	56,000
PHH Corp. (a)	6,400	186,496
Premier Exhibitions, Inc. (a)	1,800	29,808
Pre-Paid Legal Services, Inc. (a) (b)	1,700	89,590
Rent-A-Center, Inc. (a) (b)	15,400	298,914
Resources Connection, Inc. (a)	1,200	38,964
Rollins, Inc.	4,500	107,100

5

RSC Holdings, Inc. (a)	6,300	$133,749
SAIC, Inc. (a) (b)	400	6,704
Service Corp. International	6,400	77,568
Sotheby’s	2,100	89,775
Spherion Corp. (a)	5,900	52,097
Steiner Leisure Ltd. (a)	2,100	87,885
Stewart Enterprises, Inc. Cl. A (b)	13,100	91,831
Strayer Education, Inc. (b)	3,000	454,590
Team, Inc. (a) (b)	1,000	47,010
TeleTech Holdings, Inc. (a)	3,900	114,387
Travelcenters of America LLC (a)	400	14,608
Vertrue, Inc. (a)	700	34,587
Viad Corp.	7,900	284,005
Volt Information Sciences, Inc. (a) (b)	2,350	36,613
Watson Wyatt Worldwide, Inc. Cl. A	8,000	356,400
Wright Express Corp. (a)	1,000	34,060
		9,208,408

Communications — 0.2%
Andrew Corp. (a)	8,100	113,886
CPI International, Inc. (a)	900	15,318
Plantronics, Inc.	4,600	128,892
		258,096

Computer Integrated Systems Design — 0.0%
3Com Corp. (a)	1,700	6,800

Computers — 2.6%
Agilysys, Inc.	2,000	38,420
Ansoft Corp. (a)	2,100	53,109
The BISYS Group, Inc. (a)	18,800	225,036
Cadence Design Systems, Inc. (a)	2,700	57,780
Ceridian Corp. (a)	800	27,120
Ciber, Inc. (a)	5,600	42,504
Computer Sciences Corp. (a)	3,800	211,584
COMSYS IT Partners, Inc. (a)	3,200	58,112
Comtech Group, Inc. (a)	500	7,110
Data Domain, Inc. (a) (b)	1,030	25,554
Electronics for Imaging, Inc. (a) (b)	10,700	280,982
IHS, Inc. Cl. A (a)	3,300	156,486
Immersion Corp. (a) (b)	200	3,118
Jack Henry & Associates, Inc.	7,500	180,150
Limelight Networks, Inc. (a) (b)	2,580	42,699
Magma Design Automation, Inc. (a)	3,900	57,759
Manhattan Associates, Inc. (a)	4,200	117,054
Mentor Graphics Corp. (a)	17,100	205,371
MICROS Systems, Inc. (a)	2,600	138,528
MTS Systems Corp.	1,400	58,450
Netezza Corp. (a)	1,000	15,250
Palm, Inc. (a) (b)	4,100	61,172
Perot Systems Corp. Cl. A (a)	11,900	181,118
Radiant Systems, Inc. (a)	1,300	18,070
Sigma Designs, Inc. (a)	1,100	34,980
Silicon Storage Technology, Inc. (a)	8,300	30,046

6

Smart Modular Technologies (a)	2,700	$33,183
Stratasys, Inc. (a) (b)	1,000	44,010
SYKES Enterprises, Inc. (a)	2,700	45,198
Synaptics, Inc. (a)	2,000	70,240
Synopsys, Inc. (a)	5,900	144,314
Syntel, Inc.	3,500	126,035
Tyler Technologies, Inc. (a)	2,700	32,481
Western Digital Corp. (a)	6,600	140,910
Xyratex Ltd. (a)	400	8,892
		2,972,825

Computers & Information — 0.0%
Iomega Corp. (a)	700	3,704
Rimage Corp. (a)	100	2,404
Schawk, Inc.	200	3,820
		9,928

Consumer Services — 0.0%
Core-Mark Holding Co., Inc. (a)	100	3,137

Cosmetics & Personal Care — 0.4%
Alberto-Culver Co.	5,700	134,064
Chattem, Inc. (a) (b)	3,000	168,480
Elizabeth Arden, Inc. (a)	1,800	38,772
The Estee Lauder Cos., Inc. Cl. A	3,100	139,562
Inter Parfums, Inc.	600	13,146
		494,024

Data Processing & Preparation — 0.0%
CyberSources Corp. (a) (b)	500	5,755

Diversified Financial — 1.8%
Advanta Corp. Cl. B	9,750	250,185
AmeriCredit Corp. (a) (b)	5,700	115,938
Asset Acceptance Capital Corp.	1,800	24,984
Asta Funding, Inc. (b)	1,500	54,120
CIT Group, Inc.	2,300	94,714
Cohen & Steers, Inc. (b)	2,000	68,900
Delta Financial Corp. (b)	400	3,960
Federal Agricultural Mortgage Corp. Cl. C	1,000	27,980
Financial Federal Corp. (b)	800	22,680
GAMCO Investors, Inc. Cl. A	900	46,746
GFI Group, Inc. (a) (b)	900	67,068
International Securities Exchange Holdings, Inc. (b)	5,000	328,500
Janus Capital Group, Inc.	6,700	201,402
KKR Financial Holdings LLC (b)	2,300	47,702
Knight Capital Group, Inc. Cl. A (a)	4,400	62,216
MarketAxess Holdings, Inc. (a)	1,800	29,898
Ocwen Financial Corp. (a) (b)	5,800	62,872
Piper Jaffray Cos. (a)	5,200	249,184
Portfolio Recovery Associates, Inc. (b)	2,600	135,850
SWS Group, Inc. (b)	1,600	28,240
US Global Investors, Inc. Cl. A (b)	1,000	21,300
Waddell & Reed Financial, Inc. Cl. A	800	20,168

7

World Acceptance Corp. (a)	2,400	$77,256
		2,041,863

Education — 0.0%
Infocrossing, Inc. (a)	200	3,524

Electric — 1.9%
Allete, Inc. (b)	2,000	87,680
Avista Corp.	9,300	184,326
Black Hills Corp.	6,500	242,450
CenterPoint Energy, Inc.	8,900	146,672
Central Vermont Public Service Corp. (b)	700	23,800
CH Energy Group, Inc.	200	8,870
DTE Energy Co.	2,700	125,226
El Paso Electric Co. (a)	11,900	276,913
Energy East Corp.	1,200	30,372
Idacorp, Inc. (b)	2,400	74,304
Mirant Corp. (a) (b)	1,400	52,962
Northeast Utilities	2,300	62,882
NRG Energy, Inc. (a)	5,600	215,880
Otter Tail Corp.	2,900	85,434
Pike Electric Corp. (a)	2,000	39,700
PNM Resources, Inc.	1,000	25,830
Portland General Electric Co.	3,300	88,803
Unisource Energy Corp.	9,600	292,128
Westar Energy, Inc.	5,300	122,006
		2,186,238

Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc. (a)	14,200	251,482
Belden, Inc.	3,400	186,252
Coleman Cable, Inc. (a)	100	2,502
Energizer Holdings, Inc. (a)	1,900	191,710
EnerSys (a)	2,200	39,820
Graftech International Ltd. (a)	25,300	391,897
Greatbatch, Inc. (a)	2,600	80,678
Lamson & Sessions Co. (The) (a) (b)	1,200	26,568
Littelfuse, Inc. (a)	6,700	218,353
Powell Industries, Inc. (a)	100	3,361
Vicor Corp.	600	7,542
		1,400,165

Electrical Equipment & Electronics — 0.1%
Advanced Analogic Technologies, Inc. (a)	400	3,552
Houston Wire & Cable Co. (a) (b)	700	18,039
Monolithic Power Systems, Inc. (a)	800	13,376
Netlogic Microsystems, Inc. (a) (b)	1,400	42,672
		77,639

Electronics — 3.2%
Analogic Corp.	1,200	79,668
Arrow Electronics, Inc. (a)	600	22,932
Avnet, Inc. (a)	4,100	155,308
AVX Corp. (b)	2,000	31,980

8

Bel Fuse, Inc. Cl. A	900	$30,438
Checkpoint Systems, Inc. (a)	3,100	71,517
CTS Corp.	2,800	35,672
Cubic Corp.	700	19,271
Cymer, Inc. (a)	8,400	359,100
Dionex Corp. (a)	3,200	217,632
Dolby Laboratories, Inc. Cl. A (a)	1,200	39,912
Electro Scientific Industries, Inc. (a)	200	4,390
Excel Technology, Inc. (a)	500	12,505
Faro Technologies, Inc. (a)	1,400	52,122
FEI Co. (a) (b)	10,500	301,140
FLIR Systems, Inc. (a) (b)	1,100	48,015
Gentex Corp. (b)	8,200	161,868
II-VI, Inc. (a)	3,600	89,388
Lo-Jack Corp. (a)	1,700	36,244
Methode Electronics, Inc.	3,400	54,978
Mettler-Toledo International, Inc. (a)	1,500	142,740
National Instruments Corp.	1,200	38,820
Oyo Geospace Corp. (a)	400	31,096
Park Electrochemical Corp.	1,600	47,440
PerkinElmer, Inc.	3,800	105,754
Rofin-Sinar Technologies, Inc. (a)	4,900	318,843
Technitrol, Inc.	3,700	96,200
Tektronix, Inc. (b)	3,000	98,550
Thomas & Betts Corp. (a)	2,500	154,500
Varian, Inc. (a)	7,000	420,980
Woodward Governor Co.	7,200	415,800
X-Rite, Inc.	100	1,350
Zygo Corp. (a)	900	10,818
		3,706,971

Energy — 0.0%
Newpark Resources, Inc. (a)	2,900	18,357
Petroquest Energy, Inc. (a)	2,500	31,275
		49,632

Energy - Alternate Sources — 0.0%
MGP Ingredients, Inc. (b)	1,500	24,375

Engineering & Construction — 1.6%
Aecom Technology Corp. (a)	3,300	85,635
Chicago Bridge & Iron Co.	3,500	142,100
Dycom Industries, Inc. (a)	10,400	290,680
Emcor Group, Inc. (a)	13,400	481,060
Granite Construction, Inc.	700	45,493
Infrasource Services, Inc. (a)	10,800	373,896
Layne Christensen Co. (a)	200	9,034
Michael Baker Corp. (a)	200	7,210
Perini Corp. (a)	6,000	368,460
Washington Group International, Inc. (a)	600	48,192
		1,851,760

Entertainment — 0.4%
Bally Technologies, Inc. (a)	3,000	73,800

9

Carmike Cinemas, Inc. (b)	400	$7,304
Churchill Downs, Inc.	100	4,648
Dover Downs Gaming & Entertainment, Inc.	100	1,204
DreamWorks Animation SKG, Inc. Cl. A (a)	4,400	136,400
Regal Entertainment Group Cl. A (b)	3,300	70,587
Speedway Motorsports, Inc.	600	22,182
Steinway Musical Instruments, Inc.	700	23,429
Vail Resorts, Inc. (a)	2,000	107,100
		446,654

Entertainment & Leisure — 0.1%
Callaway Golf Co.	2,200	35,706
Six Flags, Inc. (a) (b)	4,800	18,288
		53,994

Environmental Controls — 1.0%
Allied Waste Industries, Inc. (a)	4,500	57,915
Calgon Carbon Corp. (a) (b)	4,300	47,300
Clean Harbors, Inc. (a)	700	33,621
Metal Management, Inc.	7,600	319,276
Nalco Holding Co.	5,700	131,328
Republic Services, Inc.	5,850	186,907
TETRA Technologies, Inc. (a)	13,200	277,596
Waste Connections, Inc. (a)	2,700	83,700
Waste Industries USA, Inc.	800	25,544
		1,163,187

Foods — 1.4%
Arden Group, Inc. Cl. A	200	25,416
Cal-Maine Foods, Inc. (b)	1,400	25,424
Corn Products International, Inc.	500	22,310
Dean Foods Co.	4,500	129,465
Flowers Foods, Inc.	13,250	271,625
Fresh Del Monte Produce, Inc. (b)	3,700	94,905
Imperial Sugar Co. (b)	1,600	43,056
Ingles Markets, Inc. Cl. A	3,600	105,444
J&J Snack Foods Corp.	700	24,115
The J.M. Smucker Co.	2,400	133,944
Lance, Inc.	400	10,076
Nash Finch Co. (b)	1,400	56,378
Pathmark Stores, Inc. (a)	200	2,476
Performance Food Group Co. (a)	8,200	235,012
Ralcorp Holdings, Inc. (a)	2,400	124,704
Seaboard Corp. (b)	52	104,000
Spartan Stores, Inc.	1,300	38,051
SuperValu, Inc.	1,200	50,004
Tyson Foods, Inc. Cl. A	6,600	140,580
Wild Oats Markets, Inc. (a)	500	8,050
		1,645,035

Forest Products & Paper — 0.9%
BlueLinx Holdings, Inc.	1,700	14,229
Bowater, Inc. (b)	5,800	113,796
Buckeye Technologies, Inc. (a)	4,200	64,386

10

Mercer International, Inc. (a) (b)	1,800	$15,642
Neenah Paper, Inc.	1,400	54,222
Rock-Tenn Co. Cl. A	10,100	310,272
Schweitzer-Mauduit International, Inc.	1,600	36,528
United Stationers, Inc. (a)	5,800	369,692
		978,767

Gas — 1.4%
Atmos Energy Corp.	4,600	129,122
New Jersey Resources Corp.	6,300	296,100
Nicor, Inc. (b)	1,900	74,879
NiSource, Inc.	7,200	137,304
Northwest Natural Gas Co.	5,000	208,350
South Jersey Industries, Inc.	2,700	88,479
Southwest Gas Corp.	6,900	214,452
UGI Corp.	3,900	100,659
Vectren Corp.	2,100	52,437
WGL Holdings, Inc.	8,800	263,472
		1,565,254

Hand & Machine Tools — 0.1%
Baldor Electric Co.	300	13,692
The Black & Decker Corp.	1,000	86,570
Hardinge, Inc.	900	29,628
		129,890

Health Care - Products — 2.1%
Advanced Medical Optics, Inc. (a) (b)	3,600	108,828
Align Technology, Inc. (a) (b)	2,100	54,810
Bruker BioSciences Corp. (a)	2,100	16,443
Cholestech Corp. (a)	800	16,880
CONMED Corp. (a)	6,000	167,400
Dade Behring Holdings, Inc.	3,400	254,490
Datascope Corp.	1,000	34,410
Edwards Lifesciences Corp. (a)	3,000	137,880
Hanger Orthopedic Group, Inc. (a)	500	5,365
Hologic, Inc. (a) (b)	500	25,900
Immucor, Inc. (a)	11,400	355,224
Kinetic Concepts, Inc. (a) (b)	2,600	159,848
LCA-Vision, Inc. (b)	5,700	202,407
Meridian Bioscience, Inc.	2,700	60,291
PSS World Medical, Inc. (a)	11,500	198,145
Quidel Corp. (a)	2,600	38,688
Stereotaxis, Inc. (a) (b)	400	5,220
Steris Corp.	10,100	276,235
Techne Corp. (a)	100	5,626
TomoTherapy, Inc. (a)	500	13,550
West Pharmaceutical Services, Inc.	4,700	217,516
		2,355,156

Health Care - Services — 2.3%
Air Methods Corp. (a)	1,200	45,720
Alliance Imaging, Inc. (a)	5,400	48,114
American Dental Partners, Inc. (a) (b)	1,000	25,670

11

AmSurg Corp. (a)	200	$5,028
Apria Healthcare Group, Inc. (a)	12,500	327,750
Centene Corp. (a)	4,100	88,601
Community Health Systems, Inc. (a)	3,000	116,700
Coventry Health Care, Inc. (a)	3,200	178,592
Gentiva Health Services, Inc. (a)	300	5,991
Health Net, Inc. (a)	3,300	163,482
Humana, Inc. (a) (b)	3,100	198,679
Kindred Healthcare, Inc. (a)	10,500	281,190
Laboratory Corp. of America Holdings (a) (b)	2,400	177,240
LifePoint Hospitals, Inc. (a)	2,400	70,920
Matria Healthcare, Inc. (a) (b)	1,100	28,413
Medcath Corp. (a) (b)	2,500	75,725
Molina Healthcare, Inc. (a)	6,200	194,618
National Healthcare Corp.	200	10,432
Nighthawk Radiology Holdings, Inc. (a) (b)	1,500	30,945
Option Care, Inc.	300	5,817
Res-Care, Inc. (a)	200	3,886
Sierra Health Services, Inc. (a)	500	20,320
Skilled Healthcare Group, Inc. Cl. A (a)	4,200	58,338
Sunrise Senior Living, Inc. (a)	6,800	270,368
WellCare Health Plans, Inc. (a)	1,600	162,016
		2,594,555

Holding Company - Diversified — 0.0%
Resource America, Inc. Cl. A	600	8,994
Star Maritime Acquisition Corp. (a)	400	5,580
		14,574

Home Builders — 0.3%
Champion Enterprises, Inc. (a) (b)	6,300	73,836
Fleetwood Enterprises, Inc. (a)	900	8,514
Monaco Coach Corp.	2,000	27,900
NVR, Inc. (a) (b)	100	57,848
The Ryland Group, Inc. (b)	2,100	69,825
Winnebago Industries, Inc. (b)	2,300	62,054
		299,977

Home Furnishing — 0.6%
American Woodmark Corp. (b)	1,100	33,055
Hooker Furniture Corp. (b)	700	14,175
Kimball International, Inc. Cl. B	6,100	79,727
La-Z-Boy, Inc. (b)	2,900	29,029
Stanley Furniture Co., Inc. (b)	700	11,697
Tempur-Pedic International, Inc. (b)	15,200	473,480
Universal Electronics, Inc. (a)	1,200	42,288
		683,451

Household Products — 1.6%
ACCO Brands Corp. (a) (b)	11,800	244,024
American Greetings Corp. Cl. A	13,700	338,801
Blyth, Inc. (b)	5,700	127,224
The Clorox Co.	2,800	169,288
CSS Industries, Inc.	500	17,970

12

Ennis, Inc.	1,900	$38,342
Fossil, Inc. (a)	7,500	191,625
Helen of Troy Ltd. (a)	1,700	37,757
Playtex Products, Inc. (a)	12,200	218,502
Prestige Brands Holdings, Inc. (a)	3,400	42,534
Russ Berrie and Co., Inc. (a)	200	3,078
Tupperware Brands Corp. (b)	13,100	340,731
WD-40 Co.	900	29,871
		1,799,747

Housewares — 0.2%
Libbey, Inc.	1,100	21,945
The Toro Co.	3,200	179,904
		201,849

Industrial - Distribution — 0.2%
W.W. Grainger, Inc.	2,200	192,192

Insurance — 6.4%
Affirmative Insurance Holdings, Inc.	400	5,604
Alfa Corp.	900	15,939
Allied World Assurance Holdings Ltd.	700	33,215
Ambac Financial Group, Inc. (b)	2,200	147,730
American Equity Investment Life Holding Co. (b)	3,600	40,860
American Financial Group, Inc.	3,550	99,719
American Physicians Capital, Inc. (a)	1,500	56,880
Amerisafe, Inc. (a)	2,400	40,272
Amtrust Financial Services, Inc. (b)	2,900	42,543
Arch Capital Group Ltd. (a)	1,500	104,490
Argonaut Group, Inc.	5,600	154,168
Aspen Insurance Holdings Ltd. (b)	6,500	158,925
Assurant, Inc.	3,400	172,448
Assured Guaranty Ltd. (b)	4,700	114,398
Axis Capital Holdings Ltd.	300	11,055
Cincinnati Financial Corp.	1,400	54,880
CNA Surety Corp. (a)	4,300	72,670
The Commerce Group, Inc.	4,100	117,793
Darwin Professional Underwriters, Inc. (a)	800	16,944
Delphi Financial Group, Inc. Cl. A	9,200	369,564
Donegal Group, Inc. Cl. A	500	7,210
EMC Insurance Group, Inc.	700	17,241
Endurance Specialty Holdings Ltd.	1,900	71,060
Everest Re Group Ltd.	700	68,775
FBL Financial Group, Inc. Cl. A	2,100	73,899
Fidelity National Financial, Inc.	7,100	148,319
First American Corp.	600	27,774
FPIC Insurance Group, Inc. (a)	1,300	45,214
Great American Financial Resources, Inc.	200	4,792
Greenlight Capital Re Ltd. (a)	200	4,200
Harleysville Group, Inc.	2,600	72,826
Hilb, Rogal & Hobbs Co.	2,400	103,920
Horace Mann Educators Corp. (b)	9,100	162,253
Infinity Property & Casualty Corp.	5,600	246,624
IPC Holdings Ltd.	7,900	195,999

13

Landamerica Financial Group, Inc. (b)	4,600	$352,314
Max Capital Group Ltd.	4,600	120,106
MBIA, Inc. (b)	2,800	157,080
Meadowbrook Insurance Group, Inc. (a)	3,600	32,328
The Midland Co.	1,100	52,272
Montpelier Re Holdings Ltd.	3,200	50,720
National Western Life Insurance Co. Cl. A	200	47,144
Nationwide Financial Services, Inc. Cl. A	2,500	142,275
NYMAGIC, Inc.	1,000	36,380
Odyssey Re Holdings Corp.	2,600	91,520
Ohio Casualty Corp. (b)	10,900	473,169
PartnerRe Ltd. (b)	2,000	142,060
Philadelphia Consolidated Holding Corp. (a)	400	14,456
The Phoenix Companies, Inc.	20,600	284,074
Platinum Underwriters Holdings Ltd.	5,100	169,320
The PMI Group, Inc.	3,400	115,838
ProAssurance Corp. (a) (b)	4,900	241,962
Procentury Corp.	2,000	27,960
PXRE Group Ltd. (a)	2,100	8,862
Radian Group, Inc.	1,700	57,307
Reinsurance Group of America, Inc.	1,700	90,627
RenaissanceRe Holdings Ltd.	2,400	138,000
RLI Corp.	6,000	348,000
Safeco Corp.	3,000	175,410
Safety Insurance Group, Inc.	800	26,640
SeaBright Insurance Holdings (a)	2,300	41,699
Security Capital Assurance Ltd.	1,400	32,452
Selective Insurance Group	6,500	133,380
StanCorp Financial Group, Inc.	400	18,784
State Auto Financial Corp.	2,300	59,478
Transatlantic Holdings, Inc.	400	29,260
Triad Guaranty, Inc. (a) (b)	300	8,271
United America Indemnity Ltd. Cl. A (a)	6,700	143,916
United Fire & Casualty Co. (b)	1,300	44,746
Universal American Financial Corp. (a)	600	11,946
Willis Group Holdings Ltd.	300	12,177
Zenith National Insurance Corp.	8,300	334,988
		7,347,124

Internet — 3.2%
1-800-Flowers.com, Inc. Cl. A (a)	3,500	32,585
Asiainfo Holdings, Inc. (a)	4,000	32,840
Authorize.Net Holdings, Inc. (a)	3,900	67,587
Blue Nile, Inc. (a) (b)	2,300	173,903
Chordiant Software, Inc. (a)	3,300	47,190
CMGI, Inc. (a)	112,100	177,118
Cogent Communications Group, Inc. (a) (b)	9,800	281,064
comScore, Inc. (a)	700	16,436
DealerTrack Holdings, Inc. (a)	1,700	61,302
Dice Holdings, Inc. (a) (b)	2,200	26,400
Expedia, Inc. (a) (b)	6,916	184,035
FTD Group, Inc.	2,500	41,275
Global Sources Ltd. (a) (b)	2,500	47,550
GSI Commerce, Inc. (a)	1,000	22,260

14

Harris Interactive, Inc. (a)	2,500	$11,200
HLTH Corp. (a)	2,600	32,916
i2 Technologies, Inc. (a) (b)	900	14,616
Ibasis, Inc. (a)	200	1,880
Internet Capital Group, Inc. (a)	500	5,710
Interwoven, Inc. (a)	3,800	52,630
j2 Global Communications, Inc. (a)	10,800	352,512
LoopNet, Inc. (a) (b)	500	10,340
McAfee, Inc. (a)	5,300	190,058
Priceline.com, Inc. (a) (b)	6,200	395,560
S1 Corp. (a)	6,500	47,255
Safeguard Scientifics, Inc. (a)	5,700	13,110
Sapient Corp. (a)	7,100	50,623
Secure Computing Corp. (a) (b)	4,500	35,550
SonicWALL, Inc. (a)	4,600	40,664
Stamps.com, Inc. (a)	200	2,290
TechTarget, Inc. (a)	550	7,414
TheStreet.com, Inc.	2,600	28,886
TIBCO Software, Inc. (a)	42,900	348,777
Travelzoo, Inc. (a) (b)	700	14,462
United Online, Inc.	22,100	312,052
Valueclick, Inc. (a)	5,700	121,866
Vasco Data Security International, Inc. (a)	1,600	42,352
VeriSign, Inc. (a)	4,200	124,698
Vignette Corp. (a)	2,900	61,016
Websense, Inc. (a)	4,000	79,840
		3,609,822

Investment Companies — 0.2%
Apollo Investment Corp.	3,900	82,251
Ares Capital Corp.	3,100	48,329
Compass Diversified Trust	200	3,098
Kohlberg Capital Corp.	100	1,562
MCG Capital Corp. (b)	1,600	23,152
MVC Capital, Inc.	200	3,234
Prospect Capital Corp. (b)	400	6,208
Technology Investment Capital Corp. (b)	100	1,371
		169,205

Iron & Steel — 0.9%
AK Steel Holding Corp. (a)	2,300	91,931
Chaparral Steel Co.	2,500	210,100
Cleveland-Cliffs, Inc. (b)	3,100	214,737
Schnitzer Steel Industries, Inc. Cl. A	6,800	368,492
Shiloh Industries, Inc.	400	4,776
Steel Dynamics, Inc.	3,700	155,141
Universal Stainless & Alloy (a)	500	18,870
		1,064,047

Leisure Time — 0.4%
Ambassadors Group, Inc.	1,300	50,297
Arctic Cat, Inc.	200	3,624
Brunswick Corp.	4,400	123,024
K2, Inc. (a)	1,000	14,610

15

Multimedia Games, Inc. (a) (b)	500	$5,240
Nautilus, Inc. (b)	2,400	23,616
Polaris Industries, Inc. (b)	5,800	286,288
		506,699

Lodging — 0.2%
Ameristar Casinos, Inc.	4,700	148,896
Monarch Casino & Resort, Inc. (a)	1,600	45,264
Wyndham Worldwide Corp. (a)	2,600	87,490
		281,650

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc. (a)	1,900	99,123
Terex Corp. (a)	300	25,875
		124,998

Machinery - Diversified — 2.3%
AGCO Corp. (a)	1,100	42,273
Applied Industrial Technologies, Inc.	11,400	323,646
Cascade Corp.	1,600	108,464
Cognex Corp.	3,200	67,296
Columbus McKinnon Corp. (a)	1,100	28,215
Cummins, Inc.	2,600	308,620
Gardner Denver, Inc. (a)	5,100	212,109
Gorman-Rupp Co.	300	8,607
Hurco Companies, Inc. (a)	700	32,606
Intevac, Inc. (a)	1,800	29,250
Kadant, Inc. (a)	1,900	51,205
The Manitowoc Co., Inc.	1,500	116,505
Middleby Corp. (a)	4,600	285,246
NACCO Industries, Inc. Cl. A	1,600	210,432
Nordson Corp.	3,400	155,584
Robbins & Myers, Inc. (b)	2,100	110,733
Sauer-Danfoss, Inc.	3,100	84,475
Tecumseh Products Co. Cl. A (a)	700	16,121
Tennant Co.	600	23,130
Wabtec Corp.	10,900	445,156
		2,659,673

Machinery & Components — 0.0%
Aaon, Inc.	100	2,991
Watsco, Inc.	200	9,982
		12,973

Manufacturing — 1.6%
Actuant Corp. Cl. A (b)	800	48,784
Acuity Brands, Inc.	3,800	224,580
AptarGroup, Inc.	3,400	123,760
AZZ, Inc. (a)	900	31,950
Barnes Group, Inc.	400	12,480
Blount International, Inc. (a)	600	6,822
Ceradyne, Inc. (a) (b)	5,300	395,539
Clarcor, Inc.	1,300	45,227
EnPro Industries, Inc. (a)	1,500	59,070

16

Federal Signal Corp.	300	$4,035
Freightcar America, Inc.	800	37,816
GenTek, Inc. (a)	1,000	29,610
Koppers Holdings, Inc.	1,900	56,183
LSB Industries, Inc. (a) (b)	1,200	23,388
Lydall, Inc. (a)	100	1,155
Matthews International Corp. Cl. A	500	19,130
McCoy Corp. CAD	6,200	30,432
Myers Industries, Inc.	2,600	55,614
Pall Corp.	4,200	174,384
Park-Ohio Holdings Corp. (a)	100	2,484
Raven Industries, Inc.	300	10,206
Reddy Ice Holdings, Inc.	1,700	50,575
SPX Corp.	1,400	131,418
Standex International Corp.	100	2,370
Sturm, Ruger & Co., Inc. (a)	2,700	52,731
Teleflex, Inc.	1,100	84,073
Tredegar Corp.	5,300	97,308
		1,811,124

Media — 1.7%
Acacia Research - Acacia Technologies (a)	3,500	45,010
Belo Corp. Cl. A (b)	11,300	202,270
Citadel Broadcasting Corp. (b)	3,000	15,060
Cox Radio, Inc. Cl. A (a)	10,100	130,795
Cumulus Media, Inc. Cl. A (a) (b)	3,200	33,792
DG FastChannel, Inc. (a)	1,000	17,760
Entravision Communications Corp. Cl. A (a)	21,000	196,560
Fisher Communications, Inc. (a)	100	4,573
Gemstar-TV Guide International, Inc. (a)	28,400	163,016
Gray Television, Inc.	1,200	9,660
Idearc, Inc.	3,600	124,956
John Wiley & Sons, Inc. Cl. A	600	25,374
Journal Communications, Inc. Cl. A	5,100	54,009
Lee Enterprises, Inc.	2,800	49,308
Lin TV Corp. Cl. A (a)	6,000	90,840
Mediacom Communications Corp. (a)	12,400	112,344
Meredith Corp.	1,900	107,331
Nexstar Broadcasting Group, Inc. Cl. A (a)	500	5,125
Scholastic Corp. (a) (b)	3,700	119,066
Sinclair Broadcast Group, Inc. Cl. A	20,300	264,712
Sun-Times Media Group, Inc. Cl. A	600	2,514
Tribune Co.	2,388	66,768
Westwood One, Inc.	3,700	19,462
World Wrestling Entertainment, Inc.	1,900	28,500
		1,888,805

Medical Supplies — 0.2%
Cynosure, Inc. Cl. A (a)	600	18,732
Ventana Medical Systems, Inc. (a)	2,400	200,016
		218,748

Metal Fabricate & Hardware — 1.4%
Ampco-Pittsburgh Corp.	1,300	54,886

17

Castle (A.M.) & Co.	800	$26,416
Circor International, Inc.	900	35,892
Commercial Metals Co.	300	9,252
Haynes International, Inc. (a)	500	44,905
Kaydon Corp.	5,900	313,939
Mueller Industries, Inc.	2,700	99,576
Quanex Corp.	6,900	310,914
RBC Bearings, Inc. (a)	1,500	57,315
Sun Hydraulics Corp.	1,050	31,206
Valmont Industries, Inc.	4,800	362,832
Worthington Industries, Inc. (b)	14,300	296,010
		1,643,143

Mining — 1.1%
Amerigo Resources Ltd. CAD	11,700	31,304
Brush Engineered Materials, Inc. (a)	700	26,509
Century Aluminum Co. (a)	6,900	355,626
Compass Minerals International, Inc.	7,800	256,152
Farallon Resources Ltd. CAD (a)	20,100	15,717
FNX Mining Co., Inc. CAD (a)	139	4,266
Hecla Mining Co. (a)	36,600	287,310
Redcorp Ventures LGN	89,600	37,142
Usec, Inc. (a) (b)	11,200	188,048
		1,202,074

Office Equipment/Supplies — 0.3%
Ikon Office Solutions, Inc. (b)	25,600	354,816

Office Furnishings — 0.6%
Herman Miller, Inc.	4,000	122,120
HNI Corp.	1,000	40,830
Interface, Inc. Cl. A	7,100	130,853
Knoll, Inc.	13,200	261,492
Steelcase, Inc. Cl. A	5,800	100,978
		656,273

Oil & Gas — 2.7%
Alon USA Energy, Inc.	6,600	235,422
Atwood Oceanics, Inc. (a) (b)	4,200	288,120
Berry Petroleum Co. Cl. A	8,300	308,843
Cabot Oil & Gas Corp.	300	10,260
Celtic Exploration Ltd. CAD (a)	800	9,919
Continental Resources, Inc. (a)	7,000	110,110
Delek US Holdings, Inc.	3,900	103,272
Delphi Energy Corp. CAD (a)	2,200	3,606
ENSCO International, Inc.	800	48,856
Ensign Energy Services, Inc. CAD	1,800	30,507
Frontier Oil Corp.	3,700	143,301
Galleon Energy, Inc. Cl. A CAD (a)	2,300	35,125
Grey Wolf, Inc. (a) (b)	39,000	288,990
Holly Corp.	2,400	161,736
Jura Energy Corp. CAD (a)	13,900	11,786
Kereco Energy Ltd. CAD (a)	900	4,239
Mariner Energy, Inc. (a)	6,200	131,006

18

Midnight Oil Exploration Ltd. CAD	3,800	$6,444
Noble Energy, Inc.	2,700	165,078
Paramount Resources Ltd. Cl. A CAD (a)	1,900	31,969
Parker Drilling Co. (a)	10,100	95,142
Patterson-UTI Energy, Inc. (b)	400	9,160
Petroleum Development Corp. (a)	300	12,102
Pioneer Natural Resources Co.	2,500	113,750
Plains Exploration & Production Co. (a) (b)	1,400	60,494
ProEx Energy Ltd. CAD (a)	1,200	15,613
Real Resources, Inc. CAD (a)	1,100	9,503
Rosetta Resources, Inc. (a) (b)	5,900	106,259
Sound Energy Trust CAD	1,400	5,342
Stone Energy Corp. (a)	1,000	32,500
Sunoco, Inc.	2,500	166,800
Sure Energy, Inc. CAD (a)	200	243
Swift Energy Co. (a) (b)	800	34,192
Tesoro Corp. (b)	3,100	154,380
TUSK Energy Corp. CAD (a)	9,700	14,165
Unit Corp. (a)	700	38,542
Western Refining, Inc. (b)	2,000	111,000
		3,107,776

Oil & Gas Services — 1.4%
Dawson Geophysical Co. (a)	700	38,227
Dresser-Rand Group, Inc. (a)	2,500	92,750
Global Industries Ltd. (a)	6,300	163,170
Gulf Island Fabrication, Inc.	300	10,248
Hercules Offshore, Inc. (a) (b)	9,250	277,685
Input/Output, Inc. (a) (b)	2,600	37,050
Leader Energy Services Ltd. CAD (a)	9,100	4,630
Lufkin Industries, Inc.	400	23,684
Markwest Hydrocarbon, Inc.	500	27,125
Matrix Service Co. (a)	1,100	25,399
NATCO Group, Inc. Cl. A (a)	1,700	78,693
North American Energy Partners, Inc. (a)	200	3,448
Oil States International, Inc. (a) (b)	6,000	262,440
Superior Energy Services, Inc. (a)	2,500	100,800
Superior Offshore International, Inc. (a)	1,000	15,810
T-3 Energy Services, Inc. (a)	800	27,752
Technicoil Corp. CAD (a)	17,900	12,479
Tidewater, Inc. (b)	2,600	177,892
Trican Well Service Ltd. CAD	1,400	26,524
Trico Marine Services, Inc. (a) (b)	1,700	60,265
Universal Compression Holdings, Inc. (a)	1,300	94,952
		1,561,023

Packaging & Containers — 0.5%
AEP Industries, Inc. (a)	800	31,712
Crown Holdings, Inc. (a)	2,000	49,120
Greif, Inc. Cl. A	400	22,000
Owens-Illinois, Inc. (a)	300	11,994
Packaging Corp. of America	3,800	96,976
Pactiv Corp. (a)	4,900	154,889
Silgan Holdings, Inc.	2,500	129,050

19

Sonoco Products Co.	3,500	$128,345
		624,086

Pharmaceuticals — 2.3%
Adams Respiratory Therapeutics, Inc. (a) (b)	800	29,608
Alnylam Pharmaceuticals, Inc. (a) (b)	200	4,822
Alpharma, Inc. Cl. A	10,500	260,295
AmerisourceBergen Corp.	3,900	183,729
Array Biopharma, Inc. (a)	600	6,030
Bradley Pharmaceuticals, Inc. (a) (b)	2,000	32,080
Cypress Bioscience, Inc. (a)	2,700	31,131
CytRx Corp. (a)	4,700	14,241
Halozyme Therapeutics, Inc. (a)	500	4,020
HealthExtras, Inc. (a)	3,300	88,539
Impax Laboratories, Inc. (a)	300	3,540
Isis Pharmaceuticals, Inc. (a) (b)	3,100	32,271
King Pharmaceuticals, Inc. (a)	7,700	130,977
K-V Pharmaceutical Co. Cl. A (a)	8,500	232,390
Mannatech, Inc. (b)	900	8,469
The Medicines Co. (a)	3,400	54,094
Medicis Pharmaceutical Corp. Cl. A (b)	800	22,824
MGI Pharma, Inc. (a) (b)	7,800	195,234
NBTY, Inc. (a)	3,800	165,452
Noven Pharmaceuticals, Inc. (a)	1,900	33,744
OSI Pharmaceuticals, Inc. (a)	100	3,224
Pain Therapeutics, Inc. (a) (b)	400	3,352
Par Pharmaceutical Cos., Inc. (a)	10,800	255,852
Perrigo Co.	18,400	343,160
PetMed Express, Inc. (a)	800	11,664
Pharmion Corp. (a)	500	12,180
Pozen, Inc. (a)	2,400	39,960
Regeneration Technologies, Inc. (a)	300	3,216
Salix Pharmaceuticals Ltd. (a)	1,800	19,836
Sciele Pharma, Inc. (a) (b)	13,200	306,108
ViroPharma, Inc. (a)	6,900	88,665
Vivus, Inc. (a)	900	5,112
Xenoport, Inc. (a)	400	17,076
		2,642,895

Pipelines — 0.2%
Copano Energy LLC (b)	1,500	62,895
Oneok, Inc.	3,600	182,700
		245,595

Prepackaged Software — 0.1%
Imergent, Inc. (b)	1,600	34,560
Taleo Corp., Cl. A (a)	1,900	40,869
		75,429

Real Estate — 0.2%
Avatar Holdings, Inc. (a) (b)	500	32,465
Jones Lang Lasalle, Inc.	1,300	142,714
Stratus Properties, Inc. (a)	300	9,099
Thomas Properties Group, Inc.	100	1,364

20

W.P. Carey & Co. LLC	1,100	$34,166
		219,808

Real Estate Investment Trusts (REITS) — 2.6%
Acadia Realty Trust REIT	300	6,909
Agree Realty Corp. REIT	900	26,199
Alesco Financial, Inc. REIT (b)	3,700	17,353
Alexandria Real Estate Equities, Inc. REIT	700	60,291
Anthracite Capital, Inc. REIT	400	3,760
Arbor Realty Trust, Inc.	1,700	33,575
Ashford Hospitality Trust	5,000	51,100
Associated Estates Realty Corp. REIT	600	7,680
BioMed Realty Trust, Inc. REIT	200	4,368
Brandywine Realty Trust REIT	2,300	55,476
Capital Trust Cl. A REIT (b)	800	24,744
CBL & Associates Properties, Inc. REIT	2,300	73,347
Cedar Shopping Centers, Inc. REIT	1,100	13,827
Colonial Properties Trust REIT (b)	500	17,295
Corporate Office Properties Trust REIT (b)	900	33,921
Crescent Real Estate Equities Co. REIT	1,100	24,838
Deerfield Triarc Capital Corp. (b)	800	8,776
DiamondRock Hospitality Co.	5,400	90,936
Digital Realty Trust, Inc. REIT (b)	3,200	106,080
Eastgroup Properties REIT	800	32,992
Entertainment Properties Trust	1,500	66,825
Equity Inns, Inc. REIT	3,200	71,552
Equity Lifestyle Properties, Inc. REIT	800	36,288
Equity One, Inc. (b)	2,800	64,624
FelCor Lodging Trust, Inc.	4,700	103,212
First Industrial Realty Trust, Inc. (b)	3,900	150,969
Glimcher Realty Trust REIT	600	12,756
Gramercy Capital Corp. (b)	1,300	31,447
Hersha Hospitality Trust	1,200	12,600
Highwoods Properties, Inc.	2,500	81,325
Home Properties, Inc. (b)	700	32,410
Inland Real Estate Corp. (b)	5,100	77,112
JER Investors Trust, Inc.	400	4,388
Kite Realty Group Trust REIT	1,400	22,344
LaSalle Hotel Properties (b)	1,400	56,042
Lexington Realty Trust REIT (b)	2,500	47,175
LTC Properties, Inc.	1,600	32,112
Luminent Mortgage Capital, Inc. (b)	900	6,597
Medical Properties Trust, Inc. (b)	600	6,720
Mid-America Apartment Communities, Inc. REIT	900	40,617
National Health Investors, Inc.	600	18,960
National Retail Properties, Inc. (b)	4,400	95,304
Nationwide Health Properties, Inc. REIT (b)	6,500	154,895
Newcastle Investment Corp.	2,500	45,025
Omega Healthcare Investors, Inc. REIT	3,900	50,427
Parkway Properties, Inc. REIT (b)	1,200	48,696
Pennsylvania REIT	2,600	101,244
PS Business Parks, Inc. REIT	1,100	56,210
RAIT Financial Trust (b)	2,400	24,864
Ramco-Gershenson Properties Trust	1,000	32,200

21

Realty Income Corp. (b)	5,000	$117,350
Redwood Trust, Inc. (b)	700	20,160
Resource Capital Corp.	200	1,894
Saul Centers, Inc. REIT	500	21,685
Senior Housing Properties Trust	5,900	101,952
Sovran Self Storage, Inc. REIT	600	25,860
Spirit Finance Corp.	3,300	47,949
Strategic Hotels & Resorts, Inc. REIT (b)	3,300	70,224
Sunstone Hotel Investors, Inc. (b)	3,200	79,424
Tanger Factory Outlet Centers, Inc. REIT	2,400	80,232
Taubman Centers, Inc. REIT	1,000	48,090
Washington REIT (b)	1,500	44,760
		2,937,987

Restaurants — 0.0%
Morton’s Restaurant Group (a)	400	7,228

Retail — 7.0%
99 Cents Only Stores (a) (b)	2,400	29,208
A.C. Moore Arts & Crafts, Inc. (a)	2,100	37,968
Aeropostale, Inc. (a) (b)	9,700	369,376
AFC Enterprises, Inc. (a)	2,600	40,742
American Eagle Outfitters, Inc.	3,500	84,910
Applebee’s International, Inc.	11,000	270,600
Asbury Automotive Group, Inc.	9,500	210,140
AutoZone, Inc. (a)	1,400	177,534
Barnes & Noble, Inc.	1,200	40,260
Big 5 Sporting Goods Corp.	800	17,096
Big Lots, Inc. (a) (b)	6,300	162,918
BJ’s Wholesale Club, Inc. (a)	2,800	95,088
Blockbuster, Inc. Cl. A (a)	700	3,003
Bob Evans Farms, Inc. (b)	10,200	330,990
Books-A-Million, Inc.	2,300	36,271
Brinker International, Inc.	3,400	91,596
Brown Shoe Co., Inc.	3,650	76,431
The Buckle, Inc. (b)	8,200	286,590
Buffalo Wild Wings, Inc. (a) (b)	1,900	82,118
Burger King Holdings, Inc.	1,800	43,722
California Pizza Kitchen, Inc. (a)	1,750	33,215
Casey’s General Stores, Inc.	4,000	99,720
Cash America International, Inc.	4,400	161,128
Casual Male Retail Group, Inc. (a) (b)	800	8,176
Cato Corp. Cl. A	400	8,272
CBRL Group, Inc. (b)	5,803	223,009
CEC Entertainment, Inc. (a)	6,800	200,668
Charming Shoppes, Inc. (a)	1,300	12,844
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	100	8,834
CKE Restaurants, Inc.	9,400	162,526
Conn’s, Inc. (a) (b)	900	22,833
CSK Auto Corp. (a)	4,000	54,560
Darden Restaurants, Inc.	3,500	148,995
Denny’s Corp. (a)	10,600	42,400
Dillards, Inc. Cl. A	1,200	35,868
Dollar Tree Stores, Inc. (a)	4,600	175,996

22

Domino’s Pizza, Inc.	10,800	$206,820
Dress Barn, Inc. (a)	8,000	145,520
DSW, Inc. Cl. A (a) (b)	3,000	99,720
EZCORP, Inc. Cl. A (a)	2,200	26,488
Family Dollar Stores, Inc.	5,400	159,948
Fred’s, Inc. (b)	1,900	22,553
Gamestop Corp. Cl. A (a)	300	12,105
Genesco, Inc. (a) (b)	4,300	217,365
Hot Topic, Inc. (a)	1,100	9,900
IHOP Corp. (b)	5,900	384,857
Insight Enterprises, Inc. (a)	5,700	128,592
Jack in the Box, Inc. (a)	3,700	236,763
Jo-Ann Stores, Inc. (a)	1,600	38,096
Jos. A. Bank Clothiers, Inc. (a) (b)	1,300	44,850
Longs Drug Stores Corp.	3,100	149,916
Luby’s, Inc. (a)	1,500	15,030
Lululemon Athletica, Inc. (a)	2,250	72,315
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	1,500	36,570
Men’s Wearhouse, Inc.	3,000	148,200
Movado Group, Inc.	3,400	96,016
Nu Skin Enterprises, Inc. Cl. A	3,000	46,560
O’Charley’s, Inc.	2,300	40,779
Office Depot, Inc. (a)	2,400	59,904
Payless ShoeSource, Inc. (a)	6,700	178,354
PC Connection, Inc. (a) (b)	1,800	24,192
The PEP Boys - Manny, Moe & Jack (b)	5,400	91,422
PriceSmart, Inc.	300	6,783
RadioShack Corp. (b)	5,500	138,215
Regis Corp.	8,200	285,852
Ross Stores, Inc.	1,900	54,967
Ruby Tuesday, Inc. (b)	3,200	71,200
Sally Beauty Co., Inc. (a)	16,700	134,101
Shoe Carnival, Inc. (a)	1,100	24,101
Sonic Automotive, Inc.	9,300	254,820
Stage Stores, Inc.	7,950	141,828
Syms Corp. (b)	100	1,476
Systemax, Inc. (b)	1,700	35,445
Tiffany & Co.	1,500	72,375
Tween Brands, Inc. (a) (b)	900	34,434
Wendy’s International, Inc.	4,600	161,138
West Marine, Inc. (a)	1,100	17,237
Wet Seal, Inc. Cl. A (a) (b)	4,500	20,970
		8,033,382

Savings & Loans — 1.0%
Astoria Financial Corp.	1,700	40,035
Bankfinancial Corp.	100	1,380
Downey Financial Corp. (b)	1,100	58,509
First Financial Holdings, Inc.	200	5,412
First Niagara Financial Group, Inc.	18,000	231,480
FirstFed Financial Corp. (a) (b)	4,100	185,320
Franklin Bank Corp. (a) (b)	800	8,584
Hudson City Bancorp, Inc.	11,600	141,752
KNBT Bancorp, Inc.	100	1,315

23

MAF Bancorp, Inc.	4,000	$210,080
PFF Bancorp, Inc.	300	5,016
Provident Financial Services, Inc.	6,200	87,420
TierOne Corp.	1,400	32,494
Washington Federal, Inc.	4,200	94,626
Westfield Financial, Inc.	200	1,820
WSFS Financial Corp.	400	22,088
		1,127,331

Semiconductors — 4.3%
Actel Corp. (a)	2,300	27,140
AMIS Holdings, Inc. (a)	16,200	167,022
Amkor Technology, Inc. (a)	16,400	202,704
Asyst Technologies, Inc. (a)	3,000	20,040
ATMI, Inc. (a)	8,200	237,636
AuthenTec, Inc. (a) (b)	3,700	44,696
Axcelis Technologies, Inc. (a)	5,000	27,750
Brooks Automation, Inc. (a) (b)	19,200	337,344
Cabot Microelectronics Corp. (a) (b)	1,800	76,734
Cohu, Inc.	700	13,993
Credence Systems Corp. (a)	5,600	19,880
DSP Group, Inc. (a)	400	7,128
Emulex Corp. (a)	12,300	243,540
Entegris, Inc. (a)	18,300	197,274
Exar Corp. (a)	3,000	42,390
Fairchild Semiconductor International, Inc. (a)	3,300	60,225
Hittite Microwave Corp. (a)	2,600	104,572
Intersil Corp. Cl. A	1,200	35,100
KLA-Tencor Corp. (b)	2,500	141,975
Kulicke & Soffa Industries, Inc. (a) (b)	6,400	59,904
Lam Research Corp. (a)	2,900	167,736
LTX Corp. (a)	4,600	21,114
Mattson Technology, Inc. (a)	2,500	24,900
Micrel, Inc.	27,300	282,555
MIPS Technologies, Inc. (a)	400	3,540
MKS Instruments, Inc. (a)	13,200	299,640
National Semiconductor Corp. (b)	7,400	192,326
Novellus Systems, Inc. (a)	4,800	136,896
ON Semiconductor Corp. (a) (b)	15,300	180,846
Rudolph Technologies, Inc. (a)	600	9,390
Semtech Corp. (a) (b)	10,100	164,125
Silicon Laboratories, Inc. (a)	1,400	48,762
SiRF Technology Holdings, Inc. (a) (b)	2,100	49,224
Standard Microsystems Corp. (a)	200	6,678
Supertex, Inc. (a)	800	27,928
Teradyne, Inc. (a) (b)	8,400	131,796
Tessera Technologies, Inc. (a)	6,900	283,797
Triquint Semiconductor, Inc. (a)	6,500	28,730
Varian Semiconductor Equipment Associates, Inc. (a)	4,300	202,100
Verigy Ltd. (a)	10,400	254,384
Xilinx, Inc.	7,000	175,000
Zoran Corp. (a)	7,100	133,835
		4,892,349

24

Software — 3.3%
Actuate Corp. (a)	8,700	$56,376
Acxiom Corp.	4,200	105,672
Advent Software, Inc. (a) (b)	800	30,424
Applix, Inc. (a)	400	5,796
Aspen Technology, Inc. (a)	17,200	213,280
Autodesk, Inc. (a)	400	16,948
Avid Technology, Inc. (a) (b)	200	6,420
Blackbaud, Inc. (b)	7,100	148,674
BMC Software, Inc. (a)	5,800	166,576
Broadridge Financial Solutions, Inc.	7,100	124,889
Cognos, Inc. (a)	2,600	104,312
Compuware Corp. (a)	14,900	139,017
CSG Systems International, Inc. (a)	13,400	335,268
Digi International, Inc. (a)	200	2,856
Dun & Bradstreet Corp.	100	9,776
Eclipsys Corp. (a)	700	15,211
eFunds Corp. (a)	1,200	42,900
Epicor Software Corp. (a)	6,700	87,502
EPIQ Systems, Inc. (a)	3,750	63,937
Fair Isaac Corp.	2,500	98,150
FalconStor Software, Inc. (a) (b)	4,200	43,638
Fiserv, Inc. (a)	4,000	197,680
Informatica Corp. (a) (b)	1,900	26,486
Interactive Intelligence, Inc. (a)	500	10,345
Inter-Tel, Inc.	200	4,964
JDA Software Group, Inc. (a)	700	15,827
ManTech International Corp. Cl. A (a)	6,200	202,492
MicroStrategy, Inc. Cl. A (a)	2,900	212,019
Omnicell, Inc. (a)	2,400	57,312
Open Text Corp. (a) (b)	9,400	176,532
Parametric Technology Corp. (a) (b)	8,500	149,855
Phase Forward, Inc. (a)	3,600	61,884
PROS Holdings, Inc. (a)	4,700	58,750
Quality Systems, Inc. (b)	2,100	81,354
Quest Software, Inc. (a)	8,700	128,760
SPSS, Inc. (a)	3,200	131,328
Sybase, Inc. (a)	5,100	120,972
Synchronoss Technologies, Inc. (a)	1,300	47,268
SYNNEX Corp. (a)	1,000	20,320
THE9 Ltd. ADR (Cayman Islands) (a) (b)	3,500	171,500
Total System Services, Inc. (b)	3,200	90,016
Ultimate Software Group, Inc. (a)	200	5,426
Wind River Systems, Inc. (a)	2,800	26,768
		3,815,480

Telecommunications — 4.9%
ADC Telecommunications, Inc. (a)	4,700	87,843
ADTRAN, Inc.	15,500	404,395
Aeroflex, Inc. (a)	2,400	33,672
Alaska Communications Systems Group, Inc.	4,000	57,480
Anaren, Inc. (a)	1,800	31,032
Arris Group, Inc. (a)	26,300	389,766
Atheros Communications, Inc. (a) (b)	11,100	309,468

25

Atlantic Tele-Network, Inc.	700	$20,426
Avaya, Inc. (a)	10,300	170,362
Cbeyond, Inc. (a)	6,700	236,979
C-COR, Inc. (a)	4,000	53,800
Cellcom Israel Ltd. (a)	2,550	63,266
Centennial Communications Corp. (a)	900	9,207
CenturyTel, Inc.	3,700	169,719
Cincinnati Bell, Inc. (a)	68,900	355,524
Citizens Communications Co. (b)	10,853	156,609
CommScope, Inc. (a) (b)	4,300	234,049
Comtech Telecommunications (a) (b)	7,300	317,331
Consolidated Communications Holdings, Inc.	2,400	43,728
CT Communications, Inc.	1,900	58,235
Ditech Networks, Inc. (a)	2,400	17,904
Dobson Communications Corp. Cl. A (a)	6,000	74,700
Embarq Corp.	3,600	222,444
EMS Technologies, Inc. (a)	1,800	39,546
Extreme Networks, Inc. (a)	9,300	37,758
Foundry Networks, Inc. (a)	8,600	151,274
General Communication, Inc. Cl. A (a)	3,100	35,681
GeoEye, Inc. (a)	200	4,150
Hypercom Corp. (a)	4,200	21,588
Infinera Corp. (a) (b)	3,500	79,800
InterDigital, Inc. (a) (b)	10,700	299,065
Iowa Telecommunications Services, Inc.	2,700	55,512
Knology, Inc. (a)	1,600	24,832
Loral Space & Communications (a)	1,200	49,668
Netgear, Inc. (a)	7,700	212,982
Network Equipment Technologies, Inc. (a) (b)	2,100	19,824
North Pittsburgh Systems, Inc.	200	4,658
Novatel Wireless, Inc. (a)	3,000	64,590
NTELOS Holdings Corp.	1,700	45,560
Oplink Communications, Inc. (a)	900	14,553
PAETEC Holding Corp. (a) (b)	3,600	42,480
Premiere Global Services, Inc. (a)	14,600	169,944
RF Micro Devices, Inc. (a) (b)	8,300	57,602
Savvis, Inc. (a)	600	22,536
ShoreTel, Inc. (a)	6,000	78,120
Sonus Networks, Inc. (a) (b)	25,500	174,420
Starent Networks Corp. (a)	1,630	29,536
Symmetricom, Inc. (a)	700	5,222
Telephone and Data Systems, Inc.	3,100	205,840
USA Mobility, Inc. (a)	2,500	59,675
UTStarcom, Inc. (a) (b)	6,700	21,574
Viasat, Inc. (a)	1,800	51,534
		5,597,463

Telephone Utilities — 0.0%
Rural Cellular Corp. Cl. A (a)	800	34,128

Textiles — 0.0%
G&K Services, Inc. Cl. A	200	7,452
UniFirst Corp./MA	1,100	41,316
		48,768

26

Tobacco — 0.0%
Vector Group Ltd. (b)	700	$14,980

Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	5,300	148,506
JAKKS Pacific, Inc. (a) (b)	2,500	59,275
Marvel Entertainment, Inc. (a) (b)	5,600	135,688
Mattel, Inc.	6,700	153,497
RC2 Corp. (a)	2,600	92,066
The Topps Co., Inc.	200	1,920
		590,952

Transportation — 2.1%
ABX Air, Inc. (a)	4,000	29,080
Arlington Tankers Ltd. (b)	400	10,780
Atlas Air Worldwide Holdings, Inc. (a)	700	37,947
CAI International, Inc. (a)	3,800	53,162
Con-way, Inc.	2,700	133,353
Double Hull Tankers, Inc.	700	12,467
EGL, Inc. (a)	2,500	117,925
Excel Maritime Carriers Ltd.	1,200	46,560
Frontline Ltd. (b)	2,600	119,704
Genco Shipping & Trading Ltd. (b)	800	45,064
General Maritime Corp. (b)	6,200	161,200
Genesee & Wyoming, Inc. Cl. A (a)	800	20,520
Golar LNG Ltd. (b)	200	3,494
Gulfmark Offshore, Inc. (a)	5,100	239,598
Horizon Lines, Inc. Cl. A	8,900	256,854
Hub Group, Inc. Cl. A (a)	10,700	364,014
Kansas City Southern (a)	3,900	134,589
Knightsbridge Tankers Ltd. (b)	1,500	40,770
Laidlaw International, Inc.	4,000	136,000
Landstar System, Inc.	2,400	109,104
Overseas Shipholding Group, Inc.	2,100	162,939
Pacer International, Inc.	1,500	33,015
Saia, Inc. (a)	1,200	24,276
Ship Finance International Ltd.	1,300	36,335
TBS International, Ltd. (a) (b)	600	23,022
Teekay Corp. (b)	900	50,463
		2,402,235

Trucking & Leasing — 0.0%
TAL International Group, Inc.	300	7,884

TOTAL EQUITIES (Cost $113,074,209)		112,801,037

WARRANTS - 0.0%
Mining
Redcorp Ventures, Ltd. Warrants, Expires 7/10/2009	44,800	5,487

27

TOTAL WARRANTS (Cost $0)		$5,487

MUTUAL FUND - 0.3%
Investment Companies
iShares Russell 2000 Index Fund (b)	5,000	385,500

TOTAL MUTUAL FUND (Cost $422,223)		385,500

TOTAL LONG TERM INVESTMENTS (Cost $113,496,432)		113,192,024

		Principal
		Amount
SHORT-TERM INVESTMENTS — 22.7%
Cash Equivalents — 21.6% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$499,095	$499,095
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	415,908	415,908
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	623,862	623,862
Bank of America
5.270%	08/17/2007	415,908	415,908
Bank of America
5.300%	08/07/2007	1,039,771	1,039,771
Bank of America
5.300%	09/17/2007	415,908	415,908
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	831,817	831,817
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	124,772	124,772
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	540,681	540,681
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	415,908	415,908
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	393,454	393,454
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	415,908	415,908
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	207,954	207,954
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	207,954	207,954
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	831,817	831,817
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	499,090	499,090

28

Calyon Eurodollar Time Deposit
5.360%	08/01/2007	$1,198,297	$1,198,297
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	1,122,952	1,122,952
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	623,862	623,862
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	623,862	623,862
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	831,817	831,817
FHLMC
5.176%	08/07/2007	83,182	83,182
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	415,908	415,908
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	415,908	415,908
General Electric Co.
5.277%	08/24/2007	415,908	415,908
General Electric Co.
5.283%	08/31/2007	743,419	743,419
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	415,908	415,908
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	415,908	415,908
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	415,908	415,908
Morgan Stanley & Co.
5.320%	08/01/2007	374,317	374,317
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	623,862	623,862
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	831,817	831,817
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	499,090	499,090
Reserve Primary Money Market Fund (c)
		623,862	623,862
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	831,817	831,817
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	124,772	124,772
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	1,186,950	1,186,950
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	166,363	166,363
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	415,908	415,908
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	831,817	831,817
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	415,908	415,908
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	249,545	249,545

29

UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	$623,862	$623,862
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	415,908	415,908
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	207,954	207,954
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	665,453	665,453
			24,691,851

Repurchase Agreements — 1.1%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)
		1,283,684	1,283,684

TOTAL SHORT-TERM INVESTMENTS (Cost $25,975,535)			25,975,535

TOTAL INVESTMENTS — 121.6% (Cost $139,471,967) (f)			$139,167,559

Other Assets/(Liabilities) — (21.6%)			(24,698,826)

NET ASSETS — 100.0%			$114,468,733

Notes to Portfolio of Investments
ADR - American Depository Receipt
CAD - Canadian Dollar

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $1,283,809. Collateralized by a U.S. Government Agency obligation with a rate of 5.955%, maturity date of 10/25/2033, and an aggregate market value, including accrued interest, of $1,310,959.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

30

MassMutual Premier Small Company Opportunities Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 100.2%
COMMON STOCK — 100.2%
Advertising — 0.2%
Catalina Marketing Corp.	2,256	$68,109
Gaiam, Inc. Cl. A (a)	3,200	51,456
Getty Images, Inc. (a) (b)	10,400	467,272
Greenfield Online, Inc. (a)	1,500	24,360
RH Donnelley Corp. (a) (b)	1,900	118,807
ValueVision Media, Inc. Cl. A (a)	1,700	15,487
		745,491

Aerospace & Defense — 1.1%
Aerovironment, Inc. (a)	600	11,754
Alliant Techsystems, Inc. (a)	2,700	267,597
Armor Holdings, Inc. (a)	6,969	613,133
Curtiss-Wright Corp.	24,900	1,084,893
Ducommun, Inc. (a)	1,600	44,576
EDO Corp. (b)	4,500	148,725
Innovative Solutions & Support, Inc. (a)	4,600	82,018
Kaman Corp.	4,818	161,355
Orbital Sciences Corp. (a) (b)	63,061	1,336,263
Sequa Corp. Cl. A (a)	4,052	668,985
United Industrial Corp. (b)	2,330	147,163
		4,566,462

Agriculture — 0.6%
Loews Corp. - Carolina Group	8,286	627,996
Universal Corp. (b)	22,800	1,258,788
UST, Inc.	13,400	717,570
		2,604,354

Airlines — 0.2%
AMR Corp. (a)	4,027	99,386
Pinnacle Airlines Corp. (a) (b)	6,600	106,392
Republic Airways Holdings, Inc. (a)	14,700	283,563
SkyWest, Inc.	11,300	252,103
		741,444

Apparel — 1.5%
Cherokee, Inc. (b)	1,240	43,735
Columbia Sportswear Co. (b)	6,800	426,360
Deckers Outdoor Corp. (a) (b)	11,400	1,175,340
The Gymboree Corp. (a)	31,134	1,340,319
Hanesbrands, Inc. (a)	12,100	375,221
Kellwood Co. (b)	12,608	323,269
Liz Claiborne, Inc.	2,117	74,391
Maidenform Brands, Inc. (a)	8,000	143,840
Oxford Industries, Inc.	4,000	161,600
Perry Ellis International, Inc. (a)	5,400	162,054
Steven Madden Ltd.	5,290	149,178
Stride Rite Corp.	4,800	97,776
The Warnaco Group, Inc. (a)	16,900	610,259

1

Wolverine World Wide, Inc.	45,604	$1,234,044
		6,317,386

Apparel, Textiles & Shoes — 0.1%
J. Crew Group, Inc. (a) (b)	5,100	256,530

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	6,300	396,900
Wabash National Corp.	12,200	155,062
		551,962

Automotive & Parts — 1.3%
Accuride Corp. (a)	13,200	186,252
Aftermarket Technology Corp. (a)	7,036	213,543
American Axle & Manufacturing Holdings, Inc.	37,300	902,660
ArvinMeritor, Inc. (b)	55,405	1,098,681
Cooper Tire & Rubber Co.	18,200	418,418
Fuel Systems Solutions, Inc. (a)	2,262	37,866
The Goodyear Tire & Rubber Co. (a)	3,700	106,264
Keystone Automotive Industries, Inc. (a)	1,200	56,112
Lear Corp. (a)	15,287	513,337
Miller Industries, Inc. (a)	600	14,592
Modine Manufacturing Co.	4,181	107,034
Standard Motor Products, Inc.	6,700	83,415
Tenneco, Inc. (a)	47,448	1,674,914
TRW Automotive Holdings Corp. (a)	3,000	98,610
		5,511,698

Banks — 1.2%
Amcore Financial, Inc.	1,000	24,150
BancorpSouth, Inc.	3,254	75,981
Central Pacific Financial Corp.	4,800	135,408
Citizens Republic Bancorp, Inc.	11,100	178,710
City Bank Lynnwood WA	1,000	24,380
City Holding Co.	3,475	114,154
Comerica, Inc.	11,900	626,654
Corus Bankshares, Inc. (b)	22,329	363,070
Encore Bancshares, Inc. (a) (b)	4,100	92,537
F.N.B. Corp. (b)	20,800	312,208
First Citizens BancShares, Inc. Cl. A	400	71,872
FirstMerit Corp.	9,900	181,467
Greater Bay Bancorp	14,407	387,260
Hanmi Financial Corp.	7,100	102,950
Huntington Bancshares, Inc.	22,800	437,760
International Bancshares Corp.	800	17,624
Intervest Bancshares Corp.	1,100	27,236
ITLA Capital Corp.	1,300	55,250
National Penn Bancshares, Inc.	5,133	75,866
Park National Corp. (b)	2,200	174,790
Porter Bancorp, Inc.	1,300	28,743
Preferred Bank/Los Angeles, CA	1,150	44,160
Southwest Bancorp, Inc.	200	3,950
SVB Financial Group (a) (b)	17,700	932,436
TCF Financial Corp.	2,300	56,557

2

Texas Capital Bancshares, Inc. (a)	800	$15,888
UMB Financial Corp.	4,100	153,094
Webster Financial Corp.	100	4,346
WesBanco, Inc. (b)	1,400	30,870
		4,749,371

Beverages — 0.2%
Boston Beer Co., Inc. Cl. A (a)	3,736	152,279
National Beverage Corp.	748	7,480
The Pepsi Bottling Group, Inc.	16,400	548,744
		708,503

Biotechnology — 0.5%
Acorda Therapeutics, Inc. (a)	10,100	169,478
Alexion Pharmaceuticals, Inc. (a) (b)	3,800	221,008
Bio-Rad Laboratories, Inc. Cl. A (a)	2,457	182,211
CryoLife, Inc. (a)	7,300	69,715
Immunomedics, Inc. (a) (b)	20,200	58,176
Integra LifeSciences Holdings Corp. (a) (b)	2,119	105,208
Invitrogen Corp. (a)	7,900	567,220
Maxygen, Inc. (a)	800	6,520
Myriad Genetics, Inc. (a) (b)	3,800	142,044
Regeneron Pharmaceuticals, Inc. (a) (b)	21,000	312,690
		1,834,270

Building Materials — 0.4%
Apogee Enterprises, Inc.	7,700	198,352
Builders FirstSource, Inc. (a)	2,100	30,786
Comfort Systems USA, Inc.	12,388	160,301
Drew Industries, Inc. (a)	4,300	149,554
Genlyte Group, Inc. (a)	2,900	201,753
Lennox International, Inc.	8,200	314,060
NCI Building Systems, Inc. (a) (b)	1,700	82,212
Universal Forest Products, Inc.	9,214	364,506
		1,501,524

Building Materials & Construction — 0.0%
Willbros Group, Inc. (a) (b)	1,700	53,584

Chemicals — 3.8%
Albemarle Corp.	12,000	482,760
Arch Chemicals, Inc.	400	14,152
Cabot Corp.	10,500	423,990
Celanese Corp. Cl. A	14,600	547,500
CF Industries Holdings, Inc.	18,900	1,086,372
Ferro Corp. (b)	33,200	742,020
W.R. Grace & Co. (a) (b)	45,253	934,474
H.B. Fuller Co.	24,600	679,698
Hercules, Inc. (a)	55,300	1,148,028
Innophos Holdings, Inc.	7,600	88,616
Innospec, Inc. (b)	6,000	165,180
Landec Corp. (a)	7,700	88,627
The Lubrizol Corp.	9,800	614,068
Lyondell Chemical Co.	18,400	826,160

3

Minerals Technologies, Inc. (b)	5,000	$323,350
NewMarket Corp.	3,509	162,923
Nova Chemicals Corp.	800	30,528
Olin Corp.	19,800	413,226
OM Group, Inc. (a)	5,050	244,622
Pioneer Cos., Inc. (a) (b)	5,727	198,154
PolyOne Corp. (a)	17,228	129,555
Rockwood Holdings, Inc. (a)	21,900	757,521
Schulman (A.), Inc.	1,372	31,858
Sensient Technologies Corp.	49,788	1,264,615
The Sherwin-Williams Co.	10,100	703,869
Spartech Corp.	37,108	818,231
Stepan Co.	2,000	55,180
Terra Industries, Inc. (a)	34,200	838,926
Tronox, Inc. Cl. A	22,259	264,660
Tronox, Inc. Cl. B	1,700	19,533
UAP Holding Corp. (b)	45,205	1,228,220
Valhi, Inc. (b)	6,100	100,101
The Valspar Corp.	8,900	245,551
		15,672,268

Coal — 0.2%
Alpha Natural Resources, Inc. (a)	35,600	635,460
Massey Energy Co.	9,000	192,150
		827,610

Commercial Services — 8.2%
ABM Industries, Inc.	45,800	1,152,328
Administaff, Inc.	26,129	854,418
Advance America Cash Advance Centers, Inc.	14,000	205,380
Alliance Data Systems Corp. (a)	5,200	399,360
American Railcar Industries, Inc. (b)	3,400	118,082
Arbitron, Inc.	22,700	1,130,460
Avis Budget Group, Inc. (a)	18,700	480,029
Bowne & Co., Inc.	9,100	157,794
CDI Corp.	6,700	189,543
Cenveo, Inc. (a)	21,908	460,287
Chemed Corp.	25,100	1,588,328
Coinstar, Inc. (a)	27,100	840,642
Consolidated Graphics, Inc. (a)	15,578	1,026,746
Convergys Corp. (a)	20,493	390,392
Cornell Cos., Inc. (a)	1,800	39,672
CorVel Corp. (a)	4,200	111,720
CPI Corp.	2,300	135,102
Cross Country Healthcare, Inc. (a)	2,864	46,884
Deluxe Corp.	41,400	1,563,264
DeVry, Inc. (b)	40,600	1,315,440
Diamond Management & Technology Consultants, Inc.	11,100	119,991
Dollar Financial Corp. (a)	300	7,518
Dollar Thrifty Automotive Group, Inc. (a)	5,360	197,891
Donnelley (R.R.) & Sons Co. (b)	17,500	739,550
DynCorp International, Inc. (a)	20,500	436,855
Emergency Medical Services Corp. Cl. A (a)	18,500	721,685

4

eResearch Technology, Inc. (a) (b)	1,300	$12,480
Exponent, Inc. (a)	8,000	182,160
First Consulting Group, Inc. (a)	1,000	9,090
Forrester Research, Inc. (a)	5,246	130,206
FTI Consulting, Inc. (a)	4,200	172,326
Gartner Group, Inc. (a)	6,710	140,440
The Geo Group, Inc. (a)	1,400	38,724
Healthcare Services Group, Inc.	592	16,410
Healthspring, Inc. (a)	47,700	815,670
Heartland Payment Systems, Inc. (b)	700	21,721
Heidrick & Struggles International, Inc. (a)	21,809	1,172,016
Hudson Highland Group, Inc. (a)	8,600	141,900
Integrated Electrical Services, Inc. (a)	3,300	87,912
Interactive Data Corp.	2,000	54,700
ITT Educational Services, Inc. (a)	4,585	484,451
Jackson Hewitt Tax Service, Inc.	14,354	390,429
Kelly Services, Inc. Cl. A	4,600	114,310
Kforce, Inc. (a)	2,914	42,224
Korn/Ferry International (a)	51,876	1,225,830
Labor Ready, Inc. (a)	58,279	1,373,053
Landauer, Inc.	3,000	142,800
Live Nation, Inc. (a)	9,100	180,726
Macquarie Infrastructure Co. LLC	1,600	63,664
Manpower, Inc.	8,580	678,249
Maximus, Inc.	700	29,253
McGrath Rentcorp	1,500	44,880
Midas, Inc. (a)	6,100	110,837
Monro Muffler, Inc.	2,800	93,744
MPS Group, Inc. (a)	57,369	764,729
PAREXEL International Corp. (a)	11,200	452,816
PharmaNet Development Group, Inc. (a)	7,600	212,800
PHH Corp. (a)	28,211	822,069
Premier Exhibitions, Inc. (a) (b)	4,300	71,208
Pre-Paid Legal Services, Inc. (a) (b)	5,500	289,850
Rent-A-Center, Inc. (a) (b)	56,618	1,098,955
Resources Connection, Inc. (a)	4,700	152,609
Rollins, Inc.	17,200	409,360
RSC Holdings, Inc. (a)	24,000	509,520
SAIC, Inc. (a) (b)	1,400	23,464
Service Corp. International	19,800	239,976
Sotheby’s	7,297	311,947
Spherion Corp. (a)	22,308	196,980
Steiner Leisure Ltd. (a)	8,001	334,842
Stewart Enterprises, Inc. Cl. A	49,517	347,114
Strayer Education, Inc. (b)	11,240	1,703,197
Team, Inc. (a) (b)	3,800	178,638
TeleTech Holdings, Inc. (a)	13,700	401,821
Travelcenters of America LLC (a)	500	18,260
Vertrue, Inc. (a)	3,500	172,935
Viad Corp.	28,693	1,031,513
Volt Information Sciences, Inc. (a) (b)	8,785	136,870
Watson Wyatt Worldwide, Inc. Cl. A	30,193	1,345,098
Wright Express Corp. (a)	4,000	136,240
		33,762,377

5

Communications — 0.2%
Andrew Corp. (a) (b)	30,700	$431,642
CPI International, Inc. (a)	3,200	54,464
Plantronics, Inc.	15,200	425,904
		912,010

Computer Integrated Systems Design — 0.0%
3Com Corp. (a)	6,400	25,600

Computers — 2.6%
Agilysys, Inc.	7,300	140,233
Ansoft Corp. (a)	7,739	195,719
The BISYS Group, Inc. (a)	80,738	966,434
Cadence Design Systems, Inc. (a)	9,317	199,384
Ceridian Corp. (a)	3,887	131,769
Ciber, Inc. (a)	21,145	160,491
Computer Sciences Corp. (a)	13,500	751,680
COMSYS IT Partners, Inc. (a)	12,000	217,920
Comtech Group, Inc. (a)	1,900	27,018
Data Domain, Inc. (a) (b)	3,890	96,511
Electronics for Imaging, Inc. (a) (b)	38,000	997,880
Hutchinson Technology, Inc. (a)	100	2,006
IHS, Inc. Cl. A (a)	11,500	545,330
Immersion Corp. (a) (b)	600	9,354
Jack Henry & Associates, Inc.	28,600	686,972
Limelight Networks, Inc. (a) (b)	9,870	163,348
Magma Design Automation, Inc. (a)	14,700	217,707
Manhattan Associates, Inc. (a)	15,700	437,559
Mentor Graphics Corp. (a)	64,800	778,248
MICROS Systems, Inc. (a)	9,088	484,209
MTS Systems Corp.	5,253	219,313
Netezza Corp. (a)	3,675	56,044
Palm, Inc. (a) (b)	15,200	226,784
Perot Systems Corp. Cl. A (a)	44,900	683,378
Radiant Systems, Inc. (a)	3,900	54,210
Sigma Designs, Inc. (a)	2,700	85,860
Silicon Storage Technology, Inc. (a)	30,600	110,772
Smart Modular Technologies (a)	7,100	87,259
Stratasys, Inc. (a) (b)	3,200	140,832
SYKES Enterprises, Inc. (a)	10,057	168,354
Synaptics, Inc. (a)	6,000	210,720
Synopsys, Inc. (a)	20,800	508,768
Syntel, Inc.	12,200	439,322
Tyler Technologies, Inc. (a)	10,300	123,909
Western Digital Corp. (a)	24,300	518,805
		10,844,102

Cosmetics & Personal Care — 0.4%
Alberto-Culver Co.	20,200	475,104
Chattem, Inc. (a) (b)	11,300	634,608
Elizabeth Arden, Inc. (a)	6,700	144,318
The Estee Lauder Cos., Inc. Cl. A	11,100	499,722
Inter Parfums, Inc.	1,500	32,865
		1,786,617

6

Diversified Financial — 1.8%
Advanta Corp. Cl. B	35,492	$910,725
AmeriCredit Corp. (a)	21,523	437,778
Asset Acceptance Capital Corp.	6,100	84,668
Asta Funding, Inc. (b)	5,686	205,151
CIT Group, Inc.	8,400	345,912
Cohen & Steers, Inc. (b)	7,800	268,710
Federal Agricultural Mortgage Corp. Cl. C	3,882	108,618
Financial Federal Corp.	1,300	36,855
GAMCO Investors, Inc. Cl. A	2,600	135,044
GFI Group, Inc. (a) (b)	3,400	253,368
International Securities Exchange Holdings, Inc. (b)	19,300	1,268,010
Janus Capital Group, Inc.	24,111	724,777
KKR Financial Holdings LLC (b)	2,800	58,072
Knight Capital Group, Inc. Cl. A (a)	15,681	221,729
MarketAxess Holdings, Inc. (a)	6,000	99,660
Ocwen Financial Corp. (a) (b)	23,400	253,656
Piper Jaffray Cos. (a)	19,287	924,233
Portfolio Recovery Associates, Inc. (b)	8,900	465,025
SWS Group, Inc.	5,846	103,182
US Global Investors, Inc. Cl. A	2,800	59,640
Waddell & Reed Financial, Inc. Cl. A	2,800	70,588
World Acceptance Corp. (a)	9,200	296,148
		7,331,549

Electric — 1.9%
Allete, Inc. (b)	7,000	306,880
Avista Corp.	37,400	741,268
Black Hills Corp. (b)	24,600	917,580
CenterPoint Energy, Inc.	33,927	559,117
Central Vermont Public Service Corp.	1,900	64,600
CH Energy Group, Inc.	793	35,170
DTE Energy Co.	9,200	426,696
El Paso Electric Co. (a)	42,400	986,648
Energy East Corp.	4,500	113,895
Idacorp, Inc.	8,609	266,535
Mirant Corp. (a) (b)	4,200	158,886
Northeast Utilities	8,300	226,922
NRG Energy, Inc. (a)	20,200	778,710
Otter Tail Corp.	10,900	321,114
Pike Electric Corp. (a)	8,100	160,785
PNM Resources, Inc.	3,800	98,154
Portland General Electric Co.	10,600	285,246
Unisource Energy Corp.	35,500	1,080,265
Westar Energy, Inc.	19,500	448,890
		7,977,361

Electrical Components & Equipment — 1.2%
Advanced Energy Industries, Inc. (a)	51,976	920,495
Belden, Inc.	11,559	633,202
Energizer Holdings, Inc. (a)	6,736	679,662
EnerSys (a)	8,500	153,850

7

Graftech International Ltd. (a)	92,900	$1,439,021
Greatbatch, Inc. (a)	9,700	300,991
Lamson & Sessions Co. (The) (a)	4,645	102,840
Littelfuse, Inc. (a)	25,169	820,258
Powell Industries, Inc. (a)	200	6,722
Vicor Corp.	2,201	27,667
		5,084,708

Electrical Equipment & Electronics — 0.1%
Houston Wire & Cable Co. (a) (b)	1,000	25,770
Monolithic Power Systems, Inc. (a)	1,700	28,424
Netlogic Microsystems, Inc. (a) (b)	4,700	143,256
		197,450

Electronics — 3.3%
Analogic Corp.	3,900	258,921
Arrow Electronics, Inc. (a)	1,600	61,152
Avnet, Inc. (a)	15,400	583,352
AVX Corp.	7,340	117,367
Bel Fuse, Inc. Cl. A	5,400	182,628
Checkpoint Systems, Inc. (a)	10,600	244,542
CTS Corp.	10,513	133,936
Cubic Corp.	1,200	33,036
Cymer, Inc. (a)	30,648	1,310,202
Dionex Corp. (a)	12,300	836,523
Dolby Laboratories, Inc. Cl. A (a)	3,200	106,432
Excel Technology, Inc. (a)	2,000	50,020
Faro Technologies, Inc. (a)	4,900	182,427
FEI Co. (a) (b)	37,100	1,064,028
FLIR Systems, Inc. (a) (b)	5,000	218,250
Gentex Corp.	29,900	590,226
II-VI, Inc. (a)	13,120	325,770
Lo-Jack Corp. (a)	5,500	117,260
Methode Electronics, Inc.	12,900	208,593
Mettler-Toledo International, Inc. (a)	5,692	541,651
National Instruments Corp.	4,500	145,575
Oyo Geospace Corp. (a) (b)	1,500	116,610
Park Electrochemical Corp.	6,100	180,865
PerkinElmer, Inc.	14,600	406,318
Rofin-Sinar Technologies, Inc. (a)	18,649	1,213,490
Technitrol, Inc.	12,100	314,600
Tektronix, Inc.	9,900	325,215
Thomas & Betts Corp. (a)	8,800	543,840
Varian, Inc. (a)	25,900	1,557,626
Woodward Governor Co.	27,187	1,570,049
X-Rite, Inc.	400	5,400
Zygo Corp. (a)	3,261	39,197
		13,585,101

Energy — 0.0%
Newpark Resources, Inc. (a)	9,300	58,869
Petroquest Energy, Inc. (a)	9,300	116,343
		175,212

8

Energy - Alternate Sources — 0.1%
Can Hydro Developers Inc. (a)	31,300	$179,582
MGP Ingredients, Inc. (b)	5,489	89,196
		268,778

Engineering & Construction — 1.7%
Aecom Technology Corp. (a)	12,400	321,780
Chicago Bridge & Iron Co.	12,200	495,320
Dycom Industries, Inc. (a)	39,200	1,095,640
Emcor Group, Inc. (a)	49,716	1,784,804
Granite Construction, Inc.	2,636	171,314
Infrasource Services, Inc. (a)	44,166	1,529,027
Perini Corp. (a)	22,500	1,381,725
Washington Group International, Inc. (a)	2,400	192,768
		6,972,378

Entertainment — 0.4%
Bally Technologies, Inc. (a)	11,400	280,440
Carmike Cinemas, Inc. (b)	1,700	31,042
Dover Downs Gaming & Entertainment, Inc.	449	5,406
DreamWorks Animation SKG, Inc. Cl. A (a)	15,400	477,400
Regal Entertainment Group Cl. A (b)	10,300	220,317
Speedway Motorsports, Inc.	2,100	77,637
Steinway Musical Instruments, Inc.	2,873	96,159
Vail Resorts, Inc. (a) (b)	6,635	355,304
		1,543,705

Entertainment & Leisure — 0.0%
Callaway Golf Co.	5,500	89,265
Six Flags, Inc. (a) (b)	10,000	38,100
		127,365

Environmental Controls — 1.0%
Allied Waste Industries, Inc. (a)	16,500	212,355
Calgon Carbon Corp. (a) (b)	16,700	183,700
Clean Harbors, Inc. (a)	2,917	140,104
Metal Management, Inc.	27,653	1,161,703
Nalco Holding Co.	19,900	458,496
Republic Services, Inc.	21,050	672,547
TETRA Technologies, Inc. (a)	50,816	1,068,660
Waste Connections, Inc. (a)	10,200	316,200
Waste Industries USA, Inc.	2,400	76,632
		4,290,397

Foods — 1.4%
Arden Group, Inc. Cl. A	782	99,377
Cal-Maine Foods, Inc. (b)	5,500	99,880
Corn Products International, Inc.	2,000	89,240
Dean Foods Co.	15,935	458,450
Flowers Foods, Inc.	46,941	962,291
Fresh Del Monte Produce, Inc.	12,300	315,495
Imperial Sugar Co. (b)	6,100	164,151
Ingles Markets, Inc. Cl. A	12,940	379,013
J&J Snack Foods Corp.	2,447	84,299

9

The J.M. Smucker Co.	8,300	$463,223
Lance, Inc.	1,100	27,709
Nash Finch Co. (b)	5,300	213,431
Pathmark Stores, Inc. (a)	1,100	13,618
Performance Food Group Co. (a)	29,302	839,795
Ralcorp Holdings, Inc. (a)	8,200	426,072
Seaboard Corp.	200	400,000
Spartan Stores, Inc.	5,034	147,345
SuperValu, Inc.	4,300	179,181
Tyson Foods, Inc. Cl. A	24,200	515,460
Wild Oats Markets, Inc. (a)	1,153	18,563
		5,896,593

Forest Products & Paper — 0.9%
BlueLinx Holdings, Inc.	5,900	49,383
Bowater, Inc. (b)	29,300	574,866
Buckeye Technologies, Inc. (a)	15,800	242,214
Mercer International, Inc. (a) (b)	6,700	58,223
Neenah Paper, Inc.	5,000	193,650
Rock-Tenn Co. Cl. A	36,809	1,130,772
Schweitzer-Mauduit International, Inc.	6,200	141,546
United Stationers, Inc. (a)	20,860	1,329,616
		3,720,270

Gas — 1.4%
Atmos Energy Corp.	16,400	460,348
New Jersey Resources Corp.	22,400	1,052,800
Nicor, Inc.	6,900	271,929
NiSource, Inc.	25,700	490,099
Northwest Natural Gas Co.	17,300	720,891
South Jersey Industries, Inc.	9,900	324,423
Southwest Gas Corp.	26,057	809,852
UGI Corp.	13,600	351,016
Vectren Corp.	7,600	189,772
WGL Holdings, Inc.	31,000	928,140
		5,599,270

Hand & Machine Tools — 0.1%
Baldor Electric Co.	927	42,308
The Black & Decker Corp.	3,200	277,024
Hardinge, Inc.	2,200	72,424
		391,756

Health Care - Products — 2.0%
Advanced Medical Optics, Inc. (a) (b)	12,200	368,806
Align Technology, Inc. (a) (b)	6,300	164,430
Bruker BioSciences Corp. (a)	7,800	61,074
Cholestech Corp. (a)	2,900	61,190
CONMED Corp. (a)	21,400	597,060
Dade Behring Holdings, Inc.	12,000	898,200
Datascope Corp.	3,300	113,553
Edwards Lifesciences Corp. (a)	10,640	489,014
Hanger Orthopedic Group, Inc. (a)	1,800	19,314
Hologic, Inc. (a) (b)	2,300	119,140

10

Immucor, Inc. (a)	42,116	$1,312,335
Kinetic Concepts, Inc. (a) (b)	9,000	553,320
LCA-Vision, Inc. (b)	21,591	766,696
Meridian Bioscience, Inc.	8,536	190,609
PSS World Medical, Inc. (a)	41,999	723,643
Quidel Corp. (a)	7,500	111,600
Steris Corp.	35,800	979,130
TomoTherapy, Inc. (a)	1,900	51,490
West Pharmaceutical Services, Inc.	17,600	814,528
		8,395,132

Health Care - Services — 2.3%
Air Methods Corp. (a)	4,685	178,499
Alliance Imaging, Inc. (a)	20,200	179,982
American Dental Partners, Inc. (a) (b)	3,200	82,144
Apria Healthcare Group, Inc. (a) (b)	45,800	1,200,876
Centene Corp. (a) (b)	15,600	337,116
Community Health Systems, Inc. (a)	10,200	396,780
Coventry Health Care, Inc. (a)	11,400	636,234
Health Net, Inc. (a)	11,800	584,572
Humana, Inc. (a)	11,327	725,947
Kindred Healthcare, Inc. (a)	38,500	1,031,030
Laboratory Corp. of America Holdings (a)	8,900	657,265
LifePoint Hospitals, Inc. (a)	8,100	239,355
Matria Healthcare, Inc. (a) (b)	2,700	69,741
Medcath Corp. (a) (b)	9,400	284,726
Molina Healthcare, Inc. (a)	23,135	726,208
National Healthcare Corp.	690	35,990
Nighthawk Radiology Holdings, Inc. (a) (b)	4,800	99,024
Option Care, Inc.	1,300	25,207
Sierra Health Services, Inc. (a)	1,000	40,640
Skilled Healthcare Group, Inc. Cl. A (a)	15,500	215,295
Sunrise Senior Living, Inc. (a)	23,900	950,264
WellCare Health Plans, Inc. (a)	5,576	564,626
		9,261,521

Holding Company - Diversified — 0.0%
Resource America, Inc. Cl. A	2,200	32,978

Home Builders — 0.3%
Champion Enterprises, Inc. (a) (b)	19,700	230,884
Monaco Coach Corp.	7,500	104,625
NVR, Inc. (a) (b)	400	231,392
The Ryland Group, Inc. (b)	8,000	266,000
Winnebago Industries, Inc. (b)	8,300	223,934
		1,056,835

Home Furnishing — 0.6%
American Woodmark Corp. (b)	4,115	123,656
Hooker Furniture Corp.	2,400	48,600
Kimball International, Inc. Cl. B	24,800	324,136
La-Z-Boy, Inc. (b)	10,990	110,010
Stanley Furniture Co., Inc.	2,435	40,689
Tempur-Pedic International, Inc. (b)	54,505	1,697,831

11

Universal Electronics, Inc. (a)	3,600	$126,864
		2,471,786

Household Products — 1.6%
ACCO Brands Corp. (a)	44,100	911,988
American Greetings Corp. Cl. A	51,928	1,284,179
Blyth, Inc.	21,100	470,952
The Clorox Co.	10,800	652,968
CSS Industries, Inc.	1,400	50,316
Ennis, Inc.	7,188	145,054
Fossil, Inc. (a)	28,400	725,620
Helen of Troy Ltd. (a)	5,300	117,713
Playtex Products, Inc. (a)	44,000	788,040
Prestige Brands Holdings, Inc. (a)	12,000	150,120
Tupperware Brands Corp. (b)	46,800	1,217,268
WD-40 Co.	3,500	116,165
		6,630,383

Housewares — 0.2%
Libbey, Inc.	3,200	63,840
The Toro Co.	11,983	673,684
		737,524

Industrial - Distribution — 0.2%
W.W. Grainger, Inc.	7,700	672,672

Insurance — 6.5%
Affirmative Insurance Holdings, Inc.	1,300	18,213
Alfa Corp.	900	15,939
Allied World Assurance Holdings Ltd.	2,400	113,880
Ambac Financial Group, Inc. (b)	8,300	557,345
American Equity Investment Life Holding Co. (b)	13,800	156,630
American Financial Group, Inc.	12,500	351,125
American Physicians Capital, Inc. (a)	5,500	208,560
Amerisafe, Inc. (a)	8,600	144,308
Amtrust Financial Services, Inc.	9,000	132,030
Arch Capital Group Ltd. (a)	4,700	327,402
Argonaut Group, Inc.	21,150	582,260
Aspen Insurance Holdings Ltd.	23,100	564,795
Assurant, Inc.	12,300	623,856
Assured Guaranty Ltd.	17,200	418,648
Axis Capital Holdings Ltd.	1,200	44,220
Cincinnati Financial Corp.	5,400	211,680
CNA Surety Corp. (a)	16,389	276,974
The Commerce Group, Inc.	14,399	413,683
Darwin Professional Underwriters, Inc. (a)	1,600	33,888
Delphi Financial Group, Inc. Cl. A	34,684	1,393,256
Donegal Group, Inc. Cl. A	1,757	25,336
EMC Insurance Group, Inc.	2,530	62,314
Endurance Specialty Holdings Ltd.	7,200	269,280
Everest Re Group Ltd.	2,600	255,450
FBL Financial Group, Inc. Cl. A	8,100	285,039
Fidelity National Financial, Inc.	27,100	566,119
First American Corp.	1,800	83,322

12

FPIC Insurance Group, Inc. (a)	4,998	$173,830
Greenlight Capital Re Ltd. (a)	600	12,600
Harleysville Group, Inc.	11,221	314,300
Hilb, Rogal & Hobbs Co.	9,000	389,700
Horace Mann Educators Corp. (b)	34,272	611,070
Infinity Property & Casualty Corp.	20,335	895,553
IPC Holdings Ltd.	29,400	729,414
Landamerica Financial Group, Inc. (b)	16,924	1,296,209
Markel Corp. (a)	100	46,550
Max Capital Group Ltd.	15,300	399,483
MBIA, Inc. (b)	10,300	577,830
Meadowbrook Insurance Group, Inc. (a)	13,400	120,332
The Midland Co.	3,173	150,781
Montpelier Re Holdings Ltd.	12,300	194,955
National Western Life Insurance Co. Cl. A	400	94,288
Nationwide Financial Services, Inc. Cl. A	9,000	512,190
NYMAGIC, Inc.	3,500	127,330
Odyssey Re Holdings Corp.	8,472	298,214
Ohio Casualty Corp. (b)	41,607	1,806,160
PartnerRe Ltd. (b)	7,100	504,313
Philadelphia Consolidated Holding Corp. (a)	1,400	50,596
The Phoenix Companies, Inc.	76,293	1,052,080
Platinum Underwriters Holdings Ltd.	17,600	584,320
The PMI Group, Inc.	11,719	399,266
ProAssurance Corp. (a) (b)	17,000	839,460
Procentury Corp.	7,200	100,656
PXRE Group Ltd. (a)	8,000	33,760
Radian Group, Inc.	8,910	300,356
Reinsurance Group of America, Inc.	6,600	351,846
RenaissanceRe Holdings Ltd.	8,400	483,000
RLI Corp.	22,490	1,304,420
Safeco Corp.	10,500	613,935
Safety Insurance Group, Inc.	3,054	101,698
SeaBright Insurance Holdings (a)	8,530	154,649
Security Capital Assurance Ltd.	5,000	115,900
Selective Insurance Group	24,544	503,643
StanCorp Financial Group, Inc.	1,700	79,832
State Auto Financial Corp.	8,600	222,396
Transatlantic Holdings, Inc.	1,600	117,040
Triad Guaranty, Inc. (a) (b)	1,200	33,084
United America Indemnity Ltd. Cl. A (a)	23,762	510,408
United Fire & Casualty Co. (b)	3,500	120,470
Universal American Financial Corp. (a)	3,200	63,712
Willis Group Holdings Ltd.	900	36,531
Zenith National Insurance Corp.	30,538	1,232,514
		26,796,226

Internet — 3.2%
1-800-Flowers.com, Inc. Cl. A (a)	11,600	107,996
Asiainfo Holdings, Inc. (a)	13,700	112,477
Authorize.Net Holdings, Inc. (a)	14,753	255,669
Blue Nile, Inc. (a) (b)	8,600	650,246
Chordiant Software, Inc. (a)	12,600	180,180
CMGI, Inc. (a)	401,600	634,528

13

Cogent Communications Group, Inc. (a) (b)	34,900	$1,000,932
comScore, Inc. (a)	2,500	58,700
DealerTrack Holdings, Inc. (a)	6,700	241,602
Dice Holdings, Inc. (a) (b)	8,300	99,600
Expedia, Inc. (a) (b)	24,594	654,446
FTD Group, Inc.	9,542	157,538
Global Sources Ltd. (a) (b)	8,700	165,474
GSI Commerce, Inc. (a)	4,100	91,266
Harris Interactive, Inc. (a)	9,300	41,664
HLTH Corp. (a)	9,400	119,004
i2 Technologies, Inc. (a) (b)	3,100	50,344
Ibasis, Inc. (a)	800	7,520
Internet Capital Group, Inc. (a)	2,200	25,124
Interwoven, Inc. (a)	14,455	200,202
j2 Global Communications, Inc. (a)	38,635	1,261,046
LoopNet, Inc. (a) (b)	2,000	41,360
McAfee, Inc. (a)	19,100	684,926
Priceline.com, Inc. (a) (b)	23,100	1,473,780
S1 Corp. (a)	25,800	187,566
Safeguard Scientifics, Inc. (a)	21,000	48,300
Sapient Corp. (a)	21,500	153,295
Secure Computing Corp. (a) (b)	16,900	133,510
SonicWALL, Inc. (a)	17,565	155,275
TechTarget, Inc. (a)	2,210	29,791
TheStreet.com, Inc.	9,766	108,500
TIBCO Software, Inc. (a)	165,400	1,344,702
Travelzoo, Inc. (a) (b)	2,381	49,191
United Online, Inc.	81,047	1,144,384
Valueclick, Inc. (a)	21,800	466,084
Vasco Data Security International, Inc. (a)	4,200	111,174
VeriSign, Inc. (a) (b)	14,000	415,660
Vignette Corp. (a)	11,078	233,081
Websense, Inc. (a)	14,795	295,308
		13,191,445

Investment Companies — 0.1%
Apollo Investment Corp.	14,200	299,478
Ares Capital Corp.	10,400	162,136
MCG Capital Corp.	5,400	78,138
Prospect Capital Corp. (b)	1,000	15,520
		555,272

Iron & Steel — 1.0%
AK Steel Holding Corp. (a)	8,690	347,339
Chaparral Steel Co.	9,476	796,363
Cleveland-Cliffs, Inc. (b)	11,300	782,751
Schnitzer Steel Industries, Inc. Cl. A	25,008	1,355,184
Shiloh Industries, Inc.	1,647	19,665
Steel Dynamics, Inc.	13,084	548,612
Universal Stainless & Alloy (a)	1,700	64,158
		3,914,072

Leisure Time — 0.4%
Ambassadors Group, Inc.	4,921	190,393

14

Brunswick Corp.	15,100	$422,196
K2, Inc. (a)	4,100	59,901
Nautilus, Inc. (b)	9,000	88,560
Polaris Industries, Inc.	20,500	1,011,880
		1,772,930

Lodging — 0.3%
Ameristar Casinos, Inc.	16,700	529,056
Monarch Casino & Resort, Inc. (a)	6,182	174,889
Wyndham Worldwide Corp. (a)	10,600	356,690
		1,060,635

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc. (a)	7,056	368,112
Terex Corp. (a)	300	25,875
		393,987

Machinery - Diversified — 2.4%
AGCO Corp. (a)	4,300	165,249
Applied Industrial Technologies, Inc.	41,372	1,174,551
Cascade Corp.	5,500	372,845
Cognex Corp.	11,900	250,257
Columbus McKinnon Corp. (a)	3,300	84,645
Cummins, Inc.	9,650	1,145,455
Gardner Denver, Inc. (a)	19,400	806,846
Gorman-Rupp Co.	800	22,952
Hurco Companies, Inc. (a)	2,500	116,450
Intevac, Inc. (a)	6,657	108,176
Kadant, Inc. (a)	7,000	188,650
The Manitowoc Co., Inc.	5,600	434,952
Middleby Corp. (a) (b)	17,528	1,086,911
NACCO Industries, Inc. Cl. A	5,999	788,988
Nordson Corp.	14,282	653,544
Robbins & Myers, Inc.	7,100	374,383
Sauer-Danfoss, Inc.	12,987	353,896
Tecumseh Products Co. Cl. A (a)	1,900	43,757
Tennant Co.	2,536	97,763
Wabtec Corp.	40,239	1,643,361
		9,913,631

Machinery & Components — 0.0%
Watsco, Inc.	800	39,928

Manufacturing — 1.6%
Actuant Corp. Cl. A (b)	2,800	170,744
Acuity Brands, Inc.	13,884	820,544
AptarGroup, Inc.	13,200	480,480
AZZ, Inc. (a)	3,600	127,800
Barnes Group, Inc.	1,400	43,680
Blount International, Inc. (a)	700	7,959
Ceradyne, Inc. (a)	19,600	1,462,748
Clarcor, Inc.	4,800	166,992
EnPro Industries, Inc. (a)	4,500	177,210
Freightcar America, Inc.	2,900	137,083

15

GenTek, Inc. (a)	3,708	$109,794
Koppers Holdings, Inc.	7,300	215,861
LSB Industries, Inc. (a) (b)	3,200	62,368
Lydall, Inc. (a)	200	2,310
Matthews International Corp. Cl. A	1,600	61,216
McCoy Corp. CAD	24,300	119,274
Myers Industries, Inc.	11,665	249,514
Pall Corp.	15,300	635,256
Raven Industries, Inc.	600	20,412
Reddy Ice Holdings, Inc.	6,500	193,375
SPX Corp.	4,881	458,179
Standex International Corp.	300	7,110
Sturm, Ruger & Co., Inc. (a)	10,000	195,300
Teleflex, Inc.	3,600	275,148
Tredegar Corp.	18,300	335,988
		6,536,345

Media — 1.7%
Acacia Research - Acacia Technologies (a)	12,989	167,039
Belo Corp. Cl. A	39,300	703,470
Citadel Broadcasting Corp. (b)	11,500	57,730
Cox Radio, Inc. Cl. A (a)	38,251	495,350
Cumulus Media, Inc. Cl. A (a) (b)	11,791	124,513
DG FastChannel, Inc. (a)	3,000	53,280
Entravision Communications Corp. Cl. A (a)	75,900	710,424
Gemstar-TV Guide International, Inc. (a)	100,700	578,018
Gray Television, Inc.	2,700	21,735
Idearc, Inc.	13,200	458,172
John Wiley & Sons, Inc. Cl. A	2,100	88,809
Journal Communications, Inc. Cl. A	17,600	186,384
Lee Enterprises, Inc.	11,300	198,993
Lin TV Corp. Cl. A (a)	21,500	325,510
Mediacom Communications Corp. (a)	47,000	425,820
Meredith Corp.	7,300	412,377
Nexstar Broadcasting Group, Inc. Cl. A (a)	1,800	18,450
Scholastic Corp. (a) (b)	13,700	440,866
Sinclair Broadcast Group, Inc. Cl. A	73,802	962,378
Tribune Co.	8,879	248,257
Westwood One, Inc.	9,800	51,548
World Wrestling Entertainment, Inc.	7,500	112,500
		6,841,623

Medical Supplies — 0.2%
Cynosure, Inc. Cl. A (a)	1,700	53,074
Ventana Medical Systems, Inc. (a)	8,200	683,388
		736,462

Metal Fabricate & Hardware — 1.5%
Ampco-Pittsburgh Corp.	4,903	207,005
Castle (A.M.) & Co.	2,500	82,550
Circor International, Inc.	3,500	139,580
Commercial Metals Co.	1,100	33,924
Haynes International, Inc. (a)	2,700	242,487
Kaydon Corp. (b)	22,208	1,181,688

16

Mueller Industries, Inc.	10,097	$372,377
Quanex Corp.	24,511	1,104,466
RBC Bearings, Inc. (a)	5,800	221,618
Sun Hydraulics Corp.	4,050	120,366
Valmont Industries, Inc.	18,093	1,367,650
Worthington Industries, Inc. (b)	51,300	1,061,910
		6,135,621

Mining — 1.1%
Amerigo Resources Ltd.	74,300	198,796
Brush Engineered Materials, Inc. (a)	2,355	89,184
Century Aluminum Co. (a)	25,262	1,302,003
Compass Minerals International, Inc.	29,387	965,069
Farallon Resources Ltd. CAD (a)	84,100	65,762
FNX Mining Co., Inc. CAD (a)	646	19,828
Hecla Mining Co. (a)	129,600	1,017,360
Redcorp Ventures LGN CAD	338,800	140,442
Usec, Inc. (a) (b)	42,045	705,936
		4,504,380

Office Equipment/Supplies — 0.3%
Ikon Office Solutions, Inc. (b)	97,011	1,344,572

Office Furnishings — 0.6%
Herman Miller, Inc.	14,300	436,579
HNI Corp.	3,500	142,905
Interface, Inc. Cl. A	28,292	521,422
Knoll, Inc.	49,264	975,920
Steelcase, Inc. Cl. A	21,937	381,923
		2,458,749

Oil & Gas — 2.8%
Alon USA Energy, Inc.	23,400	834,678
Atwood Oceanics, Inc. (a) (b)	14,700	1,008,420
Berry Petroleum Co. Cl. A	29,600	1,101,416
Cabot Oil & Gas Corp.	1,200	41,040
Celtic Exploration Ltd. (a)	4,000	49,593
Continental Resources, Inc. (a)	29,100	457,743
Delek US Holdings, Inc.	12,900	341,592
Delphi Engery Corp. (a)	16,100	26,392
ENSCO International, Inc. (b)	3,000	183,210
Ensign Energy Services, Inc. CAD	8,000	135,588
Frontier Oil Corp.	13,100	507,363
Galleon Energy, Inc. Cl. A CAD (a)	10,500	160,351
Grey Wolf, Inc. (a) (b)	137,900	1,021,839
Holly Corp.	8,539	575,443
Jura Energy Corp. CAD (a)	58,700	49,772
Kereco Energy Ltd. CAD (a)	3,818	17,985
Mariner Energy, Inc. (a)	23,100	488,103
Midnight Oil Exploration Ltd. CAD (a)	20,500	34,764
Midnight Oil Exploration Ltd. CAD	44,400	75,293
Noble Energy, Inc.	10,100	617,514
Paramount Resources Ltd. Cl. A CAD (a)	8,600	144,704
Parker Drilling Co. (a)	37,212	350,537

17

Patterson-UTI Energy, Inc. (b)	1,700	$38,930
Pearl Exploration and Production Ltd. CAD (a)	2,664	12,047
Petroleum Development Corp. (a)	1,200	48,408
Pioneer Natural Resources Co.	9,400	427,700
Plains Exploration & Production Co. (a) (b)	5,400	233,334
ProEx Energy Ltd. CAD (a)	7,800	101,482
Real Resources, Inc. CAD (a)	7,000	60,474
Rosetta Resources, Inc. (a) (b)	22,300	401,623
Sound Energy Trust CAD	6,600	25,183
Stone Energy Corp. (a)	2,300	74,750
Sunoco, Inc.	8,800	587,136
Sure Energy, Inc. CAD (a)	3,668	4,458
Swift Energy Co. (a) (b)	2,800	119,672
Tesoro Corp. (b)	11,592	577,282
TUSK Energy Corp. CAD (a)	61,600	89,952
Unit Corp. (a)	2,700	148,662
Western Refining, Inc. (b)	6,986	387,723
		11,562,156

Oil & Gas Services — 1.4%
Dawson Geophysical Co. (a)	2,200	120,142
Dresser-Rand Group, Inc. (a)	9,300	345,030
Global Industries Ltd. (a)	23,600	611,240
Gulf Island Fabrication, Inc.	100	3,416
Hercules Offshore, Inc. (a) (b)	32,455	974,299
Input/Output, Inc. (a) (b)	10,800	153,900
Leader Energy Services Ltd. CAD (a)	35,000	17,806
Lufkin Industries, Inc.	1,500	88,815
Markwest Hydrocarbon, Inc.	1,700	92,225
Matrix Service Co. (a)	3,838	88,619
NATCO Group, Inc. Cl. A (a)	6,505	301,116
North American Energy Partners, Inc. (a)	800	13,792
Oil States International, Inc. (a) (b)	21,900	957,906
Superior Energy Services, Inc. (a)	9,000	362,880
Superior Offshore International, Inc. (a) (b)	3,600	56,916
T-3 Energy Services, Inc. (a)	3,000	104,070
Technicoil Corp. CAD (a)	99,200	69,158
Tidewater, Inc. (b)	9,371	641,164
Trican Well Service Ltd. CAD	6,400	121,253
Trico Marine Services, Inc. (a) (b)	6,300	223,335
Universal Compression Holdings, Inc. (a)	4,899	357,823
		5,704,905

Packaging & Containers — 0.5%
AEP Industries, Inc. (a)	2,694	106,790
Crown Holdings, Inc. (a)	6,500	159,640
Greif, Inc. Cl. A	1,374	75,570
Owens-Illinois, Inc. (a)	1,100	43,978
Packaging Corp. of America	14,055	358,684
Pactiv Corp. (a)	17,495	553,017
Silgan Holdings, Inc.	9,399	485,176
Sonoco Products Co.	12,612	462,482
		2,245,337

18

Pharmaceuticals — 2.3%
Adams Respiratory Therapeutics, Inc. (a) (b)	2,900	$107,329
Alpharma, Inc. Cl. A (b)	36,741	910,809
AmerisourceBergen Corp.	14,500	683,095
Array Biopharma, Inc. (a)	2,300	23,115
Bradley Pharmaceuticals, Inc. (a) (b)	10,200	163,608
Cypress Bioscience, Inc. (a)	10,100	116,453
CytRx Corp. (a) (b)	17,600	53,328
Halozyme Therapeutics, Inc. (a)	1,900	15,276
HealthExtras, Inc. (a)	12,500	335,375
Impax Laboratories, Inc. (a)	1,300	15,340
Isis Pharmaceuticals, Inc. (a) (b)	13,700	142,617
King Pharmaceuticals, Inc. (a)	27,590	469,306
K-V Pharmaceutical Co. Cl. A (a)	29,900	817,466
Mannatech, Inc. (b)	3,524	33,161
The Medicines Co. (a)	13,600	216,376
Medicis Pharmaceutical Corp. Cl. A (b)	2,900	82,737
MGI Pharma, Inc. (a) (b)	28,600	715,858
NBTY, Inc. (a)	14,349	624,755
Noven Pharmaceuticals, Inc. (a)	7,300	129,648
OSI Pharmaceuticals, Inc. (a)	300	9,672
Par Pharmaceutical Cos., Inc. (a)	38,000	900,220
Perrigo Co.	68,500	1,277,525
PetMed Express, Inc. (a)	2,200	32,076
Pharmion Corp. (a)	2,200	53,592
Pozen, Inc. (a)	9,300	154,845
Salix Pharmaceuticals Ltd. (a)	3,200	35,264
Sciele Pharma, Inc. (a) (b)	48,200	1,117,758
ViroPharma, Inc. (a)	25,900	332,815
Xenoport, Inc. (a)	1,300	55,497
		9,624,916

Pipelines — 0.2%
Copano Energy LLC	5,600	234,808
Oneok, Inc.	13,202	670,002
		904,810

Prepackaged Software — 0.1%
Imergent, Inc. (b)	4,800	103,680
Taleo Corp., Cl. A (a)	6,700	144,117
		247,797

Real Estate — 0.2%
Avatar Holdings, Inc. (a) (b)	1,700	110,381
Jones Lang Lasalle, Inc.	4,600	504,988
Stratus Properties, Inc. (a)	1,306	39,611
Thomas Properties Group, Inc.	500	6,820
W.P. Carey & Co. LLC	3,200	99,392
		761,192

Real Estate Investment Trusts (REITS) — 2.9%
Acadia Realty Trust REIT	1,100	25,333
Agree Realty Corp. REIT	4,213	122,640
Alesco Financial, Inc. REIT	14,300	67,067

19

Alexander’s, Inc. REIT (a) (b)	200	$70,820
Alexandria Real Estate Equities, Inc. REIT	3,000	258,390
Anthracite Capital, Inc. REIT	1,600	15,040
Arbor Realty Trust, Inc.	6,400	126,400
Ashford Hospitality Trust	22,400	228,928
Associated Estates Realty Corp. REIT	2,600	33,280
BioMed Realty Trust, Inc. REIT	700	15,288
Brandywine Realty Trust REIT	8,787	211,942
Capital Trust Cl. A REIT (b)	3,400	105,162
CBL & Associates Properties, Inc. REIT (b)	8,890	283,502
Cedar Shopping Centers, Inc. REIT	4,600	57,822
Colonial Properties Trust REIT (b)	2,104	72,777
Corporate Office Properties Trust REIT (b)	3,800	143,222
Crescent Real Estate Equities Co. REIT	4,200	94,836
DCT Industrial Trust, Inc. REITS (b)	200	1,960
Deerfield Triarc Capital Corp. (b)	2,800	30,716
DiamondRock Hospitality Co.	19,700	331,748
Digital Realty Trust, Inc. REIT (b)	13,478	446,796
Eastgroup Properties REIT	3,200	131,968
Entertainment Properties Trust	6,700	298,485
Equity Inns, Inc. REIT	11,801	263,870
Equity Lifestyle Properties, Inc. REIT	3,500	158,760
Equity One, Inc. (b)	10,611	244,902
FelCor Lodging Trust, Inc.	21,200	465,552
First Industrial Realty Trust, Inc. (b)	15,986	618,818
Glimcher Realty Trust REIT	2,264	48,133
Gramercy Capital Corp. (b)	5,300	128,207
Hersha Hospitality Trust	4,900	51,450
Highwoods Properties, Inc.	11,500	374,095
Home Properties, Inc. (b)	2,700	125,010
Inland Real Estate Corp. (b)	20,700	312,984
JER Investors Trust, Inc.	1,900	20,843
Kite Realty Group Trust REIT	5,800	92,568
LaSalle Hotel Properties (b)	5,000	200,150
Lexington Realty Trust REIT (b)	10,959	206,796
LTC Properties, Inc.	6,200	124,434
Luminent Mortgage Capital, Inc. (b)	3,600	26,388
Medical Properties Trust, Inc. (b)	2,700	30,240
Mid-America Apartment Communities, Inc. REIT	3,392	153,081
National Health Investors, Inc.	2,600	82,160
National Retail Properties, Inc. (b)	16,577	359,058
Nationwide Health Properties, Inc. REIT (b)	26,278	626,205
Newcastle Investment Corp.	12,100	217,921
Omega Healthcare Investors, Inc. REIT	16,200	209,466
Parkway Properties, Inc. REIT (b)	4,800	194,784
Pennsylvania REIT (b)	10,900	424,446
PS Business Parks, Inc. REIT	4,400	224,840
RAIT Financial Trust (b)	11,000	113,960
Ramco-Gershenson Properties Trust	4,500	144,900
Realty Income Corp. (b)	18,800	441,236
Redwood Trust, Inc. (b)	3,600	103,680
Resource Capital Corp.	900	8,523
Saul Centers, Inc. REIT	2,000	86,740
Senior Housing Properties Trust	22,192	383,478

20

Sovran Self Storage, Inc. REIT	2,600	$112,060
Spirit Finance Corp.	11,600	168,548
Strategic Hotels & Resorts, Inc. REIT (b)	11,399	242,571
Sunstone Hotel Investors, Inc. (b)	14,100	349,962
Tanger Factory Outlet Centers, Inc. REIT	10,825	361,880
Taubman Centers, Inc. REIT	4,900	235,641
Washington REIT (b)	5,300	158,152
		12,070,614

Retail — 7.1%
99 Cents Only Stores (a)	8,000	97,360
A.C. Moore Arts & Crafts, Inc. (a)	6,600	119,328
Aeropostale, Inc. (a)	36,500	1,389,920
AFC Enterprises, Inc. (a)	9,973	156,277
American Eagle Outfitters, Inc.	11,841	287,263
Applebee’s International, Inc.	41,500	1,020,900
Asbury Automotive Group, Inc.	36,154	799,726
AutoZone, Inc. (a)	5,000	634,050
Barnes & Noble, Inc.	3,100	104,005
Big 5 Sporting Goods Corp.	2,900	61,973
Big Lots, Inc. (a) (b)	23,723	613,477
BJ’s Wholesale Club, Inc. (a)	10,000	339,600
Blockbuster, Inc. Cl. A (a) (b)	2,700	11,583
Bob Evans Farms, Inc.	37,377	1,212,884
Books-A-Million, Inc.	8,800	138,776
Brinker International, Inc.	12,715	342,542
Brown Shoe Co., Inc.	14,347	300,426
The Buckle, Inc.	30,053	1,050,352
Buffalo Wild Wings, Inc. (a) (b)	7,390	319,396
Burger King Holdings, Inc.	4,700	114,163
California Pizza Kitchen, Inc. (a)	6,600	125,268
Casey’s General Stores, Inc.	14,907	371,632
Cash America International, Inc.	16,369	599,433
Casual Male Retail Group, Inc. (a) (b)	3,076	31,437
Cato Corp. Cl. A	1,351	27,939
CBRL Group, Inc. (b)	19,856	763,066
CEC Entertainment, Inc. (a)	24,400	720,044
Charming Shoppes, Inc. (a)	4,613	45,576
Chipotle Mexican Grill, Inc. Cl. A (a) (b)	500	44,170
CKE Restaurants, Inc.	33,600	580,944
Conn’s, Inc. (a) (b)	2,600	65,962
CSK Auto Corp. (a)	15,100	205,964
Darden Restaurants, Inc.	13,100	557,667
Denny’s Corp. (a)	40,350	161,400
Dillards, Inc. Cl. A	3,395	101,477
Dollar Tree Stores, Inc. (a)	17,528	670,621
Domino’s Pizza, Inc. (b)	40,435	774,330
Dress Barn, Inc. (a)	30,090	547,337
DSW, Inc. Cl. A (a) (b)	11,700	388,908
EZCORP, Inc. Cl. A (a)	7,800	93,912
Family Dollar Stores, Inc.	19,345	572,999
Fred’s, Inc.	7,000	83,090
Gamestop Corp. Cl. A (a)	1,100	44,385
Genesco, Inc. (a)	17,627	891,045

21

IHOP Corp.	21,491	$1,401,858
Insight Enterprises, Inc. (a)	18,932	427,106
Jack in the Box, Inc. (a)	14,071	900,403
Jo-Ann Stores, Inc. (a)	5,800	138,098
Jos. A. Bank Clothiers, Inc. (a) (b)	4,300	148,350
Longs Drug Stores Corp.	11,517	556,962
Luby’s, Inc. (a)	5,550	55,611
Lululemon Athletica, Inc. (a)	8,200	263,548
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	5,427	132,310
Men’s Wearhouse, Inc.	11,261	556,293
Movado Group, Inc.	12,000	338,880
Nu Skin Enterprises, Inc. Cl. A	8,700	135,024
O’Charley’s, Inc.	8,442	149,677
Office Depot, Inc. (a)	8,100	202,176
Payless ShoeSource, Inc. (a)	25,855	688,260
PC Connection, Inc. (a) (b)	6,900	92,736
The PEP Boys - Manny, Moe & Jack (b)	17,400	294,582
RadioShack Corp. (b)	20,000	502,600
Regis Corp. (b)	30,382	1,059,117
Ross Stores, Inc.	6,600	190,938
Ruby Tuesday, Inc. (b)	12,200	271,450
Sally Beauty Co., Inc. (a)	58,200	467,346
Shoe Carnival, Inc. (a)	4,121	90,291
Sonic Automotive, Inc.	33,300	912,420
Stage Stores, Inc.	28,483	508,137
Syms Corp. (b)	400	5,904
Systemax, Inc. (b)	6,300	131,355
Tiffany & Co.	5,400	260,550
Tween Brands, Inc. (a) (b)	3,200	122,432
Wendy’s International, Inc.	16,700	585,001
West Marine, Inc. (a)	3,700	57,979
Wet Seal, Inc. Cl. A (a) (b)	16,568	77,207
		29,307,208

Savings & Loans — 1.0%
Astoria Financial Corp.	4,500	105,975
Bankfinancial Corp.	300	4,140
Downey Financial Corp.	3,700	196,803
First Financial Holdings, Inc.	600	16,236
First Niagara Financial Group, Inc.	68,464	880,447
FirstFed Financial Corp. (a) (b)	15,393	695,764
Franklin Bank Corp. (a) (b)	3,200	34,336
Hudson City Bancorp, Inc.	39,200	479,024
MAF Bancorp, Inc.	16,200	850,824
PFF Bancorp, Inc.	1,095	18,308
Provident Financial Services, Inc. (b)	23,566	332,281
TierOne Corp.	5,730	132,993
Washington Federal, Inc.	16,000	360,480
Westfield Financial, Inc.	800	7,280
WSFS Financial Corp.	1,384	76,424
		4,191,315

Semiconductors — 4.3%
Actel Corp. (a)	8,800	103,840

22

AMIS Holdings, Inc. (a)	57,300	$590,763
Amkor Technology, Inc. (a)	62,070	767,185
Asyst Technologies, Inc. (a)	10,968	73,266
ATMI, Inc. (a)	29,500	854,910
AuthenTec, Inc. (a) (b)	14,100	170,328
Axcelis Technologies, Inc. (a)	18,500	102,675
Brooks Automation, Inc. (a) (b)	68,200	1,198,274
Cabot Microelectronics Corp. (a) (b)	5,500	234,465
Cohu, Inc.	1,400	27,986
Credence Systems Corp. (a)	13,400	47,570
Emulex Corp. (a)	43,220	855,756
Entegris, Inc. (a)	63,700	686,686
Exar Corp. (a)	11,300	159,669
Fairchild Semiconductor International, Inc. (a)	11,300	206,225
Hittite Microwave Corp. (a)	9,100	366,002
Intersil Corp. Cl. A	4,500	131,625
KLA-Tencor Corp.	9,100	516,789
Kulicke & Soffa Industries, Inc. (a) (b)	24,223	226,727
Lam Research Corp. (a)	10,600	613,104
LTX Corp. (a)	13,445	61,713
Mattson Technology, Inc. (a)	7,300	72,708
Micrel, Inc.	105,426	1,091,159
MKS Instruments, Inc. (a) (b)	48,322	1,096,909
National Semiconductor Corp. (b)	26,500	688,735
Novellus Systems, Inc. (a) (b)	16,800	479,136
ON Semiconductor Corp. (a)	54,600	645,372
Rudolph Technologies, Inc. (a)	600	9,390
Semtech Corp. (a) (b)	34,700	563,875
Silicon Laboratories, Inc. (a)	5,300	184,599
SiRF Technology Holdings, Inc. (a) (b)	7,800	182,832
Supertex, Inc. (a)	2,981	104,067
Teradyne, Inc. (a) (b)	28,300	444,027
Tessera Technologies, Inc. (a)	25,700	1,057,041
Triquint Semiconductor, Inc. (a)	18,928	83,662
Varian Semiconductor Equipment Associates, Inc. (a)	16,250	763,750
Verigy Ltd. (a)	38,900	951,494
Xilinx, Inc.	24,200	605,000
Zoran Corp. (a)	25,200	475,020
		17,494,334

Software — 3.4%
Actuate Corp. (a)	32,886	213,101
Acxiom Corp.	18,400	462,944
Advent Software, Inc. (a) (b)	3,333	126,754
Applix, Inc. (a)	1,000	14,490
Aspen Technology, Inc. (a)	61,080	757,392
Autodesk, Inc. (a)	1,400	59,318
Avid Technology, Inc. (a) (b)	500	16,050
Blackbaud, Inc.	26,600	557,004
BMC Software, Inc. (a)	20,936	601,282
Broadridge Financial Solutions, Inc.	24,000	422,160
Cognos, Inc. (a)	8,900	357,068
Compuware Corp. (a)	53,300	497,289
CSG Systems International, Inc. (a)	49,137	1,229,408

23

Digi International, Inc. (a)	670	$9,568
Dun & Bradstreet Corp.	300	29,328
Eclipsys Corp. (a)	400	8,692
eFunds Corp. (a)	4,600	164,450
Epicor Software Corp. (a)	24,400	318,664
EPIQ Systems, Inc. (a) (b)	13,800	235,290
Fair Isaac Corp. (b)	8,674	340,541
FalconStor Software, Inc. (a) (b)	16,200	168,318
Fiserv, Inc. (a)	14,500	716,590
Informatica Corp. (a)	4,000	55,760
Interactive Intelligence, Inc. (a)	800	16,552
Inter-Tel, Inc.	1,100	27,302
JDA Software Group, Inc. (a)	100	2,261
ManTech International Corp. Cl. A (a)	23,500	767,510
MicroStrategy, Inc. Cl. A (a)	10,868	794,559
Omnicell, Inc. (a)	9,104	217,404
Open Text Corp. (a) (b)	35,730	671,009
Parametric Technology Corp. (a)	29,000	511,270
Phase Forward, Inc. (a)	13,518	232,374
PROS Holdings, Inc. (a)	17,600	220,000
Quality Systems, Inc. (b)	7,300	282,802
Quest Software, Inc. (a) (b)	36,200	535,760
SPSS, Inc. (a) (b)	10,999	451,399
Sybase, Inc. (a)	19,400	460,168
Synchronoss Technologies, Inc. (a)	4,800	174,528
SYNNEX Corp. (a)	1,900	38,608
THE9 Ltd. ADR (Cayman Islands) (a) (b)	12,900	632,100
Total System Services, Inc. (b)	12,100	340,373
Wind River Systems, Inc. (a)	10,500	100,380
		13,837,820

Telecommunications — 5.0%
ADC Telecommunications, Inc. (a)	17,400	325,206
ADTRAN, Inc.	57,000	1,487,130
Aeroflex, Inc. (a)	10,700	150,121
Alaska Communications Systems Group, Inc.	15,074	216,613
Anaren, Inc. (a)	6,523	112,457
Arris Group, Inc. (a)	96,900	1,436,058
Atheros Communications, Inc. (a) (b)	40,800	1,137,504
Atlantic Tele-Network, Inc.	2,300	67,114
Avaya, Inc. (a)	38,900	643,406
Cbeyond, Inc. (a) (b)	24,900	880,713
C-COR, Inc. (a)	14,600	196,370
Cellcom Israel Ltd. (a)	10,040	249,092
CenturyTel, Inc.	13,319	610,943
Cincinnati Bell, Inc. (a)	253,591	1,308,530
Citizens Communications Co.	38,966	562,279
CommScope, Inc. (a) (b)	16,033	872,676
Comtech Telecommunications (a) (b)	26,600	1,156,302
Consolidated Communications Holdings, Inc.	8,950	163,069
CT Communications, Inc.	7,941	243,392
Ditech Networks, Inc. (a)	8,800	65,648
Dobson Communications Corp. Cl. A (a)	22,400	278,880
Embarq Corp.	13,100	809,449

24

EMS Technologies, Inc. (a)	6,452	$141,750
Extreme Networks, Inc. (a)	34,900	141,694
Foundry Networks, Inc. (a)	32,700	575,193
General Communication, Inc. Cl. A (a)	11,369	130,857
Hypercom Corp. (a)	15,429	79,305
Infinera Corp. (a) (b)	13,400	305,520
InterDigital, Inc. (a) (b)	39,650	1,108,218
Iowa Telecommunications Services, Inc.	10,400	213,824
Knology, Inc. (a)	4,794	74,403
Loral Space & Communications (a)	3,900	161,421
Netgear, Inc. (a) (b)	29,200	807,672
Network Equipment Technologies, Inc. (a) (b)	8,000	75,520
North Pittsburgh Systems, Inc.	729	16,978
Novatel Wireless, Inc. (a)	11,400	245,442
NTELOS Holdings Corp.	5,300	142,040
Oplink Communications, Inc. (a)	3,227	52,181
PAETEC Holding Corp. (a) (b)	14,100	166,380
Premiere Global Services, Inc. (a)	50,600	588,984
RF Micro Devices, Inc. (a) (b)	31,300	217,222
Savvis, Inc. (a)	2,039	76,585
ShoreTel, Inc. (a)	22,600	294,252
Sonus Networks, Inc. (a) (b)	96,400	659,376
Starent Networks Corp. (a)	6,060	109,807
Telephone and Data Systems, Inc.	11,100	737,040
USA Mobility, Inc. (a)	9,500	226,765
UTStarcom, Inc. (a) (b)	24,700	79,534
Viasat, Inc. (a)	7,203	206,222
		20,607,137

Telephone Utilities — 0.0%
Rural Cellular Corp. Cl. A (a)	1,700	72,522

Textiles — 0.0%
UniFirst Corp./MA	3,600	135,216

Tobacco — 0.0%
Vector Group Ltd.	2,500	53,500

Toys, Games & Hobbies — 0.5%
Hasbro, Inc.	18,900	529,578
JAKKS Pacific, Inc. (a) (b)	9,300	220,503
Marvel Entertainment, Inc. (a) (b)	20,808	504,178
Mattel, Inc.	25,300	579,623
RC2 Corp. (a)	9,600	339,936
The Topps Co., Inc.	500	4,800
		2,178,618

Transportation — 2.2%
ABX Air, Inc. (a)	14,900	108,323
Arlington Tankers Ltd.	600	16,170
Atlas Air Worldwide Holdings, Inc. (a)	2,500	135,525
CAI International, Inc. (a)	14,700	205,653
Con-way, Inc.	9,500	469,205
Eagle Bulk Shipping, Inc.	100	2,632

25

EGL, Inc. (a)	10,354	$488,398
Excel Maritime Carriers Ltd.	4,800	186,240
Frontline Ltd. (b)	9,100	418,964
Genco Shipping & Trading Ltd. (b)	2,900	163,357
General Maritime Corp. (b)	23,322	606,372
Genesee & Wyoming, Inc. Cl. A (a)	2,800	71,820
Golar LNG Ltd. (b)	1,000	17,470
Gulfmark Offshore, Inc. (a)	19,100	897,318
Horizon Lines, Inc. Cl. A	31,500	909,090
Hub Group, Inc. Cl. A (a)	39,243	1,335,047
Kansas City Southern (a)	13,900	479,689
Knightsbridge Tankers Ltd. (b)	5,700	154,926
Laidlaw International, Inc.	20,325	691,050
Landstar System, Inc.	9,000	409,140
Overseas Shipholding Group, Inc.	7,600	589,684
Pacer International, Inc.	5,800	127,658
Saia, Inc. (a)	4,661	94,292
Ship Finance International Ltd.	4,400	122,980
TBS International, Ltd. (a)	900	34,533
Teekay Corp. (b)	3,300	185,031
		8,920,567

Trucking & Leasing — 0.0%
TAL International Group, Inc.	800	21,024

TOTAL EQUITIES (Cost $392,621,029)		412,530,753

WARRANTS - 0.0%
Mining
Redcorp Ventures, Ltd. Warrants, Expires 7/10/2009 CAD	169,400	20,747

TOTAL WARRANTS (Cost $0)		20,747

TOTAL LONG TERM INVESTMENTS (Cost $392,621,029)		412,551,500

		Principal
		Amount
SHORT-TERM INVESTMENTS — 20.0%
Cash Equivalents — 19.6% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$1,632,666	$1,632,666
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	1,360,558	1,360,558
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	2,040,837	2,040,837

26

Bank of America
5.270%	08/17/2007	$1,360,558	$1,360,558
Bank of America
5.300%	08/07/2007	3,401,394	3,401,394
Bank of America
5.300%	09/17/2007	1,360,558	1,360,558
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	2,721,115	2,721,115
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	408,167	408,167
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	1,768,725	1,768,725
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	1,360,558	1,360,558
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	1,287,103	1,287,103
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	1,360,558	1,360,558
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	680,279	680,279
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	680,279	680,279
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,721,115	2,721,115
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	1,632,669	1,632,669
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	3,919,979	3,919,979
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	3,673,506	3,673,506
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	2,040,837	2,040,837
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	2,040,837	2,040,837
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	2,721,115	2,721,115
FHLMC
5.176%	08/07/2007	272,112	272,112
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	1,360,558	1,360,558
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	1,360,558	1,360,558
General Electric Co.
5.277%	08/24/2007	1,360,558	1,360,558
General Electric Co.
5.283%	08/31/2007	2,431,940	2,431,940
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	1,360,558	1,360,558
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	1,360,558	1,360,558
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	1,360,558	1,360,558
Morgan Stanley & Co.
5.320%	08/01/2007	1,224,502	1,224,502

27

Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	$2,040,837	$2,040,837
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	2,721,115	2,721,115
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	1,632,669	1,632,669
Reserve Primary Money Market Fund (c)
		2,040,837	2,040,837
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	2,721,115	2,721,115
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	408,167	408,167
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	3,882,861	3,882,861
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	544,223	544,223
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,360,558	1,360,558
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	2,721,115	2,721,115
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	1,360,558	1,360,558
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	816,335	816,335
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	2,040,837	2,040,837
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	1,360,558	1,360,558
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	680,279	680,279
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	2,176,892	2,176,892
			80,774,271

Repurchase Agreements — 0.4%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)
		1,571,905	1,571,905

TOTAL SHORT-TERM INVESTMENTS (Cost $82,346,176)			82,346,176

TOTAL INVESTMENTS — 120.2% (Cost $474,967,205) (f)			$494,897,676

Other Assets/(Liabilities) — (20.2%)			(83,143,581)

NET ASSETS — 100.0%			$411,754,095

28

Notes to Portfolio of Investments
ADR - American Depository Receipt
CAD - Canadian Dollar

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of 1,572,058. Collateralized by a U.S. Government Agency obligation, with a rate of 6.111%, maturity date of 6/15/2034, and an aggregate market value, including accrued interest, of 1,605,757.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

29

MassMutual Premier Global Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 98.5%
COMMON STOCK — 97.7%
Advertising — 0.8%
Getty Images, Inc. (a)	46,400	$2,084,752
WPP Group PLC	267,700	3,837,965
		5,922,717

Aerospace & Defense — 4.3%
Boeing Co.	55,600	5,750,708
Empresa Brasileira de Aeronautica SA ADR (Brazil)	159,700	6,903,831
European Aeronautic Defense and Space Co. (b)	239,020	7,254,928
Lockheed Martin Corp.	45,400	4,470,992
Northrop Grumman Corp.	50,400	3,835,440
Raytheon Co.	83,300	4,611,488
		32,827,387

Apparel — 1.1%
Burberry Group PLC	258,650	3,300,264
Coach, Inc. (a)	57,800	2,627,588
Tod’s SpA (b)	27,000	2,478,759
		8,406,611

Auto Manufacturers — 1.7%
Bayerische Motoren Werke AG	121,850	7,543,548
Toyota Motor Corp.	88,630	5,338,507
		12,882,055

Banks — 5.9%
BNP Paribas SA	17,710	1,949,642
HSBC Holdings PLC	408,830	7,477,191
ICICI Bank Ltd., Sponsored ADR (India)	46,500	2,060,880
Northern Trust Corp.	123,100	7,688,826
Resona Holdings, Inc.	1,028	2,206,090
Royal Bank of Scotland Group PLC	926,904	11,097,338
Societe Generale Cl. A	38,901	6,673,551
Sumitomo Mitsui Financial Group, Inc.	580	5,242,137
		44,395,655

Beverages — 2.5%
Cia de Bebidas das Americas, ADR (Brazil)	87,100	5,966,350
Diageo PLC	213,822	4,358,745
Fomento Econonico Mexicano SAB	1,444,800	5,361,162
Grupo Modelo SA Cl. C	660,900	3,572,596
		19,258,853

Biotechnology — 1.1%
3SBio, Inc., Sponsored ADR (China) (a)	33,100	296,907
Affymetrix, Inc. (a) (b)	64,300	1,567,634
Genentech, Inc. (a)	37,400	2,781,812
InterMune, Inc. (a) (b)	52,700	1,125,145
Nektar Therapeutics (a) (b)	44,000	335,720
Nicox SA (a) (b)	40,912	951,935
Regeneron Pharmaceuticals, Inc. (a) (b)	34,600	515,194

1

Seattle Genetics, Inc. (a) (b)	65,800	$627,074
		8,201,421

Chemicals — 0.5%
Praxair, Inc.	28,800	2,206,656
Syngenta AG	9,542	1,796,698
		4,003,354

Commercial Services — 0.7%
Experian Ltd.	129,601	1,501,383
Secom Company Ltd.	80,500	3,527,957
		5,029,340

Computers — 0.2%
Benq Corp. (a)	2,378,000	1,178,557

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	87,000	5,742,000

Diversified Financial — 2.6%
Credit Saison Co., Ltd.	135,120	3,292,775
Credit Suisse Group	156,652	10,192,468
Morgan Stanley	98,800	6,310,356
		19,795,599

Electric — 0.7%
Fortum Oyj	160,900	5,193,746

Electrical Components & Equipment — 1.0%
Emerson Electric Co.	166,200	7,823,034

Electrical Equipment — 0.4%
Mitsubishi Electric Corp.	283,000	3,019,214

Electronics — 4.1%
Fanuc Ltd.	21,000	2,270,345
Hoya Corp.	165,400	5,241,909
Keyence Corp.	16,420	3,516,477
Koninklijke Philips Electronics NV	219,100	8,843,805
Kyocera Corp.	40,200	3,869,137
Murata Manufacturing Co., Ltd.	100,210	7,458,389
		31,200,062

Entertainment — 0.6%
International Game Technology	110,100	3,888,732
Shuffle Master, Inc. (a) (b)	56,100	815,133
		4,703,865

Foods — 1.8%
Cadbury Schweppes PLC	574,827	7,155,640
Tesco PLC	773,318	6,353,620
		13,509,260

Hand & Machine Tools — 0.2%
Nidec Corp.	27,900	1,844,176

2

Health Care - Products — 1.4%
Boston Scientific Corp. (a)	333,163	$4,381,093
IDEXX Laboratories, Inc. (a)	6,600	661,716
Johnson & Johnson	28,500	1,724,250
Smith & Nephew PLC	322,684	3,828,344
		10,595,403

Holding Company - Diversified — 1.7%
Hutchison Whampoa Ltd.	278,440	2,966,797
LVMH Moet Hennessy Louis Vuitton SA (b)	91,370	10,229,628
		13,196,425

Home Furnishing — 1.4%
Sony Corp.	198,100	10,433,078

Household Products — 1.8%
Hindustan Unilever Ltd.	786,500	4,022,955
Reckitt Benckiser PLC	181,826	9,740,976
		13,763,931

Insurance — 5.2%
ACE Ltd.	77,200	4,455,984
AFLAC, Inc.	78,100	4,070,572
Allianz AG	45,439	9,580,193
American International Group, Inc.	55,700	3,574,826
Berkshire Hathaway, Inc. Cl. B (a)	770	2,775,080
Manulife Financial Corp. (b)	111,600	4,089,915
Prudential PLC	478,452	6,543,303
XL Capital Ltd. Cl. A	51,100	3,978,646
		39,068,519

Internet — 1.5%
eBay, Inc. (a)	354,600	11,489,040

Investment Companies — 0.6%
Investor AB Cl. B	184,162	4,838,434

Leisure Time — 1.4%
Carnival Corp.	201,900	8,946,189
Sega Sammy Holdings, Inc.	101,700	1,450,397
		10,396,586

Manufacturing — 3.0%
3M Co.	89,500	7,958,340
Siemens AG	119,515	15,045,822
		23,004,162

Media — 4.3%
Citadel Broadcasting Corp. (b)	15,742	79,025
Dish TV India Ltd. (a)	500,998	1,044,680
Grupo Televisa SA Sponsored ADR (Mexico)	297,900	7,521,975
Pearson PLC	210,480	3,377,069
Singapore Press Holdings Ltd.	616,800	1,821,933
Sirius Satellite Radio, Inc. (a) (b)	1,811,676	5,453,145

3

The Walt Disney Co.	208,900	$6,893,700
ZEE Entertainment Enterprise Ltd.	714,802	5,739,831
Zee News Ltd. (a)	393,915	656,704
		32,588,062

Metals — 0.6%
Assa Abloy AB Cl. B	214,100	4,662,047

Office Equipment/Supplies — 0.4%
Canon, Inc.	53,150	2,811,149

Oil & Gas — 4.7%
BP PLC, Sponsored ADR (United Kingdom)	84,900	5,892,060
Chevron Corp.	68,800	5,865,888
Husky Energy, Inc. (b)	232,800	9,261,994
Total SA (France)	55,260	4,378,880
Transocean, Inc. (a)	97,300	10,454,885
		35,853,707

Oil & Gas Services — 1.3%
Technip SA	116,050	9,449,904

Pharmaceuticals — 4.5%
Acadia Pharmaceuticals, Inc. (a) (b)	57,800	811,512
Chugai Pharmaceutical Co., Ltd.	127,800	2,206,805
Gilead Sciences, Inc. (a)	159,600	5,941,908
Hospira, Inc. (a)	19,900	769,533
Novo Nordisk A/S Cl. B	18,300	1,930,124
Roche Holding AG	51,713	9,134,330
Sanofi-Aventis	88,540	7,415,414
Shionogi & Co., Ltd.	233,800	3,731,531
Theravance, Inc. (a) (b)	81,100	2,171,047
		34,112,204

Retail — 6.3%
Bulgari SpA (b)	256,300	3,713,774
Hennes & Mauritz AB Cl. B	252,600	14,688,316
Inditex SA (a)	128,800	7,735,631
McDonald’s Corp.	107,300	5,136,451
Seven & I Holdings Co., Ltd.	84,111	2,354,632
Tiffany & Co.	150,100	7,242,325
Wal-Mart Stores, Inc.	144,200	6,625,990
		47,497,119

Semiconductors — 6.6%
Advanced Micro Devices, Inc. (a) (b)	460,000	6,228,400
Altera Corp.	230,800	5,354,560
Cree, Inc. (a) (b)	162,700	4,168,374
Linear Technology Corp. (b)	95,600	3,408,140
Maxim Integrated Products, Inc.	186,600	5,915,220
MediaTek, Inc.	536,970	9,630,368
Samsung Electronics Co., Ltd.	7,531	4,949,420
Taiwan Semiconductor Manufacturing Co. Ltd.	2,240,896	4,417,846
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	182,206	1,849,391

4

Xilinx, Inc.	154,200	$3,855,000
		49,776,719

Shipbuilding — 0.5%
Hyundai Heavy Industries Co., Ltd.	10,112	3,883,758

Software — 7.3%
Adobe Systems, Inc. (a)	194,200	7,824,318
Automatic Data Processing, Inc.	173,000	8,030,660
Infosys Technologies Ltd.	173,997	8,457,937
Intuit, Inc. (a)	238,000	6,816,320
Microsoft Corp.	406,300	11,778,637
SAP AG	175,456	9,410,954
Square Enix Co., Ltd.	107,900	3,119,006
		55,437,832

Telecommunications — 11.4%
Cisco Systems, Inc. (a)	122,700	3,547,257
Corning, Inc. (a)	338,100	8,060,304
Juniper Networks, Inc. (a) (b)	416,900	12,490,324
KDDI Corp.	1,057	7,000,268
SK Telecom Co. Ltd. ADR (South Korea) (b)	262,300	7,381,122
Tandberg ASA (b)	195,400	4,427,606
Telefonaktiebolaget LM Ericsson Cl. B	7,410,600	27,906,865
Vodafone Group PLC	5,021,506	15,245,450
Wire & Wireless India Data (a)	435,651	607,454
		86,666,650

Toys, Games & Hobbies — 0.8%
Nintendo Co., Ltd.	11,800	5,752,181

TOTAL COMMON STOCK (Cost $574,307,518)		740,213,816

PREFERRED STOCK — 0.8%
Auto Manufacturers
Porsche AG	3,472	6,277,873

TOTAL PREFERRED STOCK (Cost $2,214,497)		6,277,873

TOTAL EQUITIES (Cost $576,522,015)		746,491,689

		Principal
		Amount
SHORT-TERM INVESTMENTS — 10.5%
Cash Equivalents — 9.6% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$1,475,856	$1,475,856
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	1,229,880	1,229,880
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	1,844,817	1,844,817

5

Bank of America
5.270%	08/17/2007	$1,229,880	$1,229,880
Bank of America
5.300%	08/07/2007	3,074,696	3,074,696
Bank of America
5.300%	09/17/2007	1,229,880	1,229,880
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	2,459,756	2,459,756
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	368,963	368,963
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	1,598,842	1,598,842
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	1,229,878	1,229,878
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	1,163,479	1,163,479
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	1,229,878	1,229,878
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	614,939	614,939
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	614,939	614,939
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,459,756	2,459,756
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	1,475,854	1,475,854
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	3,543,471	3,543,471
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	3,320,671	3,320,671
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	1,844,817	1,844,817
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	1,844,817	1,844,817
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	2,459,756	2,459,756
FHLMC
5.176%	08/07/2007	245,976	245,976
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	1,229,878	1,229,878
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	1,229,878	1,229,878
General Electric Co.
5.277%	08/24/2007	1,229,878	1,229,878
General Electric Co.
5.283%	08/31/2007	2,198,356	2,198,356
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	1,229,878	1,229,878
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	1,229,878	1,229,878
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	1,229,878	1,229,878
Morgan Stanley & Co.
5.320%	08/01/2007	1,106,890	1,106,890

6

Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	$1,844,817	$1,844,817
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	2,459,756	2,459,756
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	1,475,854	1,475,854
Reserve Primary Money Market Fund (c)
		1,844,817	1,844,817
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	2,459,756	2,459,756
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	368,963	368,963
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	3,509,918	3,509,918
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	491,951	491,951
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,229,878	1,229,878
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	2,459,756	2,459,756
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	1,229,878	1,229,878
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	737,927	737,927
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	1,844,817	1,844,817
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	1,229,878	1,229,878
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	614,939	614,939
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	1,967,805	1,967,805
			73,016,025

Repurchase Agreements — 0.9%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)		6,371,498	6,371,498

TOTAL SHORT-TERM INVESTMENTS (Cost $79,387,523)			79,387,523

TOTAL INVESTMENTS — 109.0% (Cost $655,909,538) (f)			$825,879,212

Other Assets/(Liabilities) — (9.0%)			(68,052,264)

NET ASSETS — 100.0%			$757,826,948

7

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $6,372,121. Collateralized by a U.S. Government Agency obligation with a rate of 5.67%, maturity date of 5/25/2034, and an aggregate market value, including accrued interest, of $6,501,154.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

8

MassMutual Premier International Equity Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.3%
COMMON STOCK — 95.2%
Aerospace & Defense — 1.0%
Embraer-Empresa Bras de Aeronautica	1,130,819	$12,249,334

Apparel — 0.1%
Burberry Group PLC	59,963	765,102

Auto Manufacturers — 2.1%
Bayerische Motoren Werke AG	150,306	9,305,215
Honda Motor Co. Ltd.	170,026	6,118,190
Toyota Motor Corp.	163,800	9,866,270
		25,289,675

Automotive & Parts — 1.7%
Continental AG	144,426	20,986,937

Banks — 6.4%
Anglo Irish Bank Corp. PLC	990,088	18,279,223
Commerzbank AG	115,577	4,926,974
ICICI Bank Ltd., Sponsored ADR (India)	250,275	11,092,188
Joyo Bank Ltd.	811,000	4,699,721
Mitsubishi Tokyo Financial Group, Inc.	1,151	12,231,676
Royal Bank of Scotland Group PLC	1,000,897	11,983,218
Societe Generale Cl. A	52,074	8,933,408
UniCredito Italiano SpA	524,500	4,433,762
UniCredito Italiano SpA	289,785	2,458,394
		79,038,564

Beverages — 1.9%
Carlsberg AS Cl. B	57,100	7,368,034
Foster’s Group Ltd.	350,277	1,768,579
Heineken NV	86,600	5,502,336
Pernod-Ricard SA	44,664	9,377,885
		24,016,834

Biotechnology — 2.8%
CSL Ltd., Australia	92,900	7,015,441
Marshall Edwards, Inc. (a) (b)	1,433,580	4,229,061
Marshall Edwards, Inc. (c)	278,300	820,985
Nicox SA (a) (b)	953,123	22,177,150
		34,242,637

Building Materials — 0.5%
Sika AG	3,169	6,055,216

Chemicals — 1.2%
Filtrona PLC	693,062	3,499,584
Nufarm Ltd.	800,000	8,938,900
Syngenta AG	14,024	2,640,630
		15,079,114

1

Commercial Services — 4.7%
BTG PLC (a)	1,169,251	$2,405,054
Bunzl PLC	803,002	10,533,330
Capita Group PLC	1,679,408	24,479,342
Dignity PLC	294,200	4,171,547
Experian Ltd.	451,808	5,234,042
Prosegur, Compania de Seguridad SA	226,929	8,666,097
Randstad Holdings NV	30,256	1,963,429
		57,452,841

Computers — 0.7%
Logitech International (a)	327,186	8,782,279

Cosmetics & Personal Care — 0.6%
L’Oreal SA	69,160	7,920,503

Diversified Financial — 3.8%
Collins Stewart PLC	1,701,981	7,230,312
Credit Saison Co., Ltd.	206,900	5,042,001
Credit Suisse Group	73,174	4,764,000
Housing Development Finance Corp.	134,100	6,649,060
Marschollek Lautenschlaeger und Partner AG (b)	107,815	1,895,569
Mediobanca SpA	175,000	3,697,193
Tullett Prebon PLC	1,210,061	9,879,989
UBS AG Registered	134,924	7,465,807
		46,623,931

Electric — 0.3%
Fortum Oyj	108,100	3,489,396

Electrical Components & Equipment — 0.5%
Ushio, Inc. (b)	307,400	5,850,309

Electronics — 3.4%
Art Advanced Research Technologies, Inc.	2,653,076	674,860
Art Advanced Research Technologies, Inc. (a)	3,163,727	804,754
Art Advanced Technologies Preferred	836,671	212,823
Hoya Corp.	369,400	11,707,142
Keyence Corp.	46,309	9,917,451
Koninklijke Philips Electronics NV	112,400	4,536,941
Nippon Electric Glass Co., Ltd.	192,000	2,992,984
Omron Corp.	166,521	4,409,566
Phoenix Mecano AG	14,500	6,642,121
		41,898,642

Energy - Alternate Sources — 0.5%
Ceres Power Holdings PLC (a)	900,000	6,552,844

Engineering & Construction — 3.9%
ABB Ltd.	1,090,012	26,129,600
Boskalis Westminster (b)	192,757	7,516,117
Leighton Holdings Ltd.	316,576	10,555,803
Vinci SA	48,200	3,451,946
		47,653,466

2

Entertainment — 0.4%
William Hill PLC	397,820	$4,823,520

Foods — 2.6%
Barry Callebaut AG (a)	17,653	12,816,215
Cadbury Schweppes PLC	316,103	3,934,957
Morrison (WM) Supermarkets	528,574	3,210,023
Nestle SA	11,206	4,270,106
Royal Numico NV	49,579	3,604,040
Woolworths Ltd.	200,371	4,669,921
		32,505,262

Hand & Machine Tools — 1.1%
Nidec Corp.	208,600	13,788,358

Health Care - Products — 6.8%
Cie Generale d’Optique Essilor International SA	92,120	5,620,651
Luxottica Group SpA (b)	282,300	10,278,840
Ortivus AB, A Shares (a)	114,300	221,657
Ortivus AB, B Shares (a)	859,965	1,520,256
Phonak Holding AG Registered	110,293	10,582,082
Straumann Holding AG Registered	23,154	6,417,265
Synthes, Inc.	114,250	13,257,764
Terumo Corp.	143,400	6,082,080
William Demant Holding (a) (b)	299,100	29,705,388
		83,685,983

Home Furnishing — 1.7%
SEB SA (b)	57,143	10,419,034
Sony Corp.	208,700	10,991,334
		21,410,368

Insurance — 2.1%
Allianz AG	32,831	6,921,968
AMP Ltd.	568,045	4,885,496
Prudential PLC	328,842	4,497,239
QBE Insurance Group Ltd.	351,700	9,010,086
		25,314,789

Internet — 1.6%
Blinkx PLC (a)	771,500	652,093
United Internet AG Registered	184,959	3,291,351
Yahoo! Japan Corp.	50,585	15,657,441
		19,600,885

Leisure Time — 1.4%
Carnival Corp. (b)	164,500	7,288,995
Ducati Motor Holding SpA (a)	3,444,300	9,613,033
		16,902,028

Machinery - Construction & Mining — 0.9%
Takeuchi Manufacturing Co., Ltd. (b)	187,842	10,664,652

3

Machinery - Diversified — 1.6%
Alstom	93,500	$16,846,214
Demag Cranes AG	58,773	2,819,256
		19,665,470

Manufacturing — 2.7%
Aalberts Industries NV	838,098	23,171,549
Siemens AG	78,611	9,896,391
		33,067,940

Media — 4.0%
British Sky Broadcasting Group PLC	368,055	4,945,642
Dish TV India Ltd. (a)	559,698	1,167,081
Gestevision Telecinco SA (b)	66,787	1,817,921
Grupo Televisa SA Sponsored ADR (Mexico)	277,300	7,001,825
Mediaset SpA	1,333,500	13,940,580
Publishing & Broadcasting	136,114	2,146,977
Societe Television Francaise 1 (b)	88,360	2,962,347
Sogecable SA (a)	0	13
Vivendi SA	170,750	7,259,600
ZEE Entertainment Enterprise Ltd.	840,802	6,751,606
Zee News Ltd. (a)	472,897	788,376
		48,781,968

Mining — 3.3%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	408,700	17,300,271
Impala Platinum Holdings Ltd.	463,400	13,599,459
Rio Tinto PLC	132,005	9,532,961
		40,432,691

Office Equipment/Supplies — 0.8%
Canon, Inc.	183,300	9,694,896

Oil & Gas — 2.3%
BG Group PLC	590,110	9,640,255
BP PLC, Sponsored ADR (United Kingdom)	101,100	7,016,340
Total SA (France)	145,200	11,505,852
		28,162,447

Oil & Gas Services — 1.4%
Technip SA	216,430	17,623,806

Pharmaceuticals — 3.9%
Astellas Pharma, Inc.	58,470	2,388,141
GlaxoSmithKline PLC	76,545	1,953,590
H. Lundbeck AS	53,700	1,387,084
NeuroSearch A/S (a) (b)	235,079	11,948,775
Novogen Ltd. (a)	4,207,679	7,051,467
Roche Holding AG	38,656	6,828,006
Sanofi-Aventis	73,613	6,165,246
Santhera Pharmaceuticals-Registered (a)	25,646	2,211,653
Shionogi & Co., Ltd.	182,000	2,904,784
Takeda Pharmaceutical Co. Ltd.	79,600	5,173,610
		48,012,356

4

Real Estate — 2.8%
Daito Trust Construction Co., Ltd.	150,412	$7,433,124
DIC Asset AG (b)	246,173	7,762,767
Solidere GDR (Lebanon) (a) (d)	567,387	8,624,282
Sumitomo Realty & Development Co., Ltd.	368,000	10,885,976
		34,706,149

Retail — 5.4%
Carphone Warehouse Group	1,254,330	8,975,530
Compagnie Financiere Richemont AG, A Units	100,156	6,260,322
Hennes & Mauritz AB Cl. B	192,500	11,193,590
Inditex SA (a)	187,200	11,243,090
Next PLC	289,950	11,038,375
PPR SA	31,850	5,599,083
The Swatch Group AG Cl. B	26,196	7,856,126
Wolseley PLC	221,080	4,811,746
		66,977,862

Semiconductors — 0.7%
ASM International NV (a) (b)	203,100	5,731,482
Samsung Electronics Co., Ltd.	5,195	3,419,756
		9,151,238

Shipbuilding — 1.1%
Hyundai Heavy Industries Co., Ltd.	34,808	13,387,473

Software — 3.0%
Autonomy Corp. PLC (a)	723,316	12,076,669
Infosys Technologies Ltd.	208,138	10,117,520
Sage Group PLC (The)	890,470	4,127,752
SAP AG	134,644	7,221,916
Square Enix Co., Ltd. (b)	103,600	2,994,708
		36,538,565

Telecommunications — 5.1%
KDDI Corp.	831	5,503,522
Nokia Oyj	173,200	4,963,648
Tandberg ASA (b)	862,800	19,550,349
Telefonaktiebolaget LM Ericsson Cl. B	6,640,700	25,007,573
Vodafone Group PLC	2,165,440	6,574,344
Wire & Wireless India Data (a)	523,001	729,251
		62,328,687

Toys, Games & Hobbies — 1.4%
Nintendo Co., Ltd.	36,400	17,744,017

Transportation — 0.5%
Tsakos Energy Navigation Ltd. (b)	79,694	5,792,957

Venture Capital — 0.5%
3i Group PLC	282,931	6,122,854

TOTAL COMMON STOCK (Cost $764,266,325)		1,170,834,845

5

PREFERRED STOCK — 1.1%
Auto Manufacturers — 0.6%
Porsche AG	3,865	$6,988,473

Insurance — 0.5%
Ceres Group, Inc. (c)	66,772	434,018
Ceres Group, Inc., Series C (c)	900,000	5,850,000
Ceres Group, Inc., Series D (a) (c)	29,700	193,050
Ceres, Inc. Preferred-Class C1 (c)	30,048	195,312
		6,672,380

TOTAL PREFERRED STOCK (Cost $8,211,602)		13,660,853

TOTAL EQUITIES (Cost $772,477,927)		1,184,495,698

WARRANTS - 0.0%
Biotechnology
Marshall Edwards, Inc. (c)	97,405	72,781

TOTAL WARRANTS (Cost $0)		72,781

TOTAL LONG TERM INVESTMENTS (Cost $772,477,927)		1,184,568,479

		Principal
		Amount
SHORT-TERM INVESTMENTS — 10.9%
Cash Equivalents — 7.1% (f)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$1,763,371	$1,763,371
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	1,469,474	1,469,474
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	2,204,210	2,204,210
Bank of America
5.270%	08/17/2007	1,469,473	1,469,473
Bank of America
5.300%	08/07/2007	3,673,683	3,673,683
Bank of America
5.300%	09/17/2007	1,469,473	1,469,473
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	2,938,947	2,938,947
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	440,842	440,842

6

Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	$1,910,315	$1,910,315
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	1,469,473	1,469,473
Barclays Eurodollar Time Deposit
5.248%	08/01/2007	1,390,138	1,390,138
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	1,469,473	1,469,473
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	734,737	734,737
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	734,737	734,737
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	2,938,947	2,938,947
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	1,763,368	1,763,368
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	4,233,782	4,233,782
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	3,967,581	3,967,581
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	2,204,210	2,204,210
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	2,204,210	2,204,210
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	2,938,947	2,938,947
FHLMC
5.176%	08/07/2007	293,895	293,895
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	1,469,473	1,469,473
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	1,469,473	1,469,473
General Electric Co.
5.277%	08/24/2007	1,469,473	1,469,473
General Electric Co.
5.283%	08/31/2007	2,626,622	2,626,622
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	1,469,473	1,469,473
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	1,469,473	1,469,473
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	1,469,473	1,469,473
Morgan Stanley & Co.
5.320%	08/01/2007	1,322,526	1,322,526
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	2,204,210	2,204,210
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	2,938,947	2,938,947
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	1,763,368	1,763,368
Reserve Primary Money Market Fund (e)
		2,204,210	2,204,210
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	2,938,947	2,938,947

7

Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	$440,842	$440,842
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	4,193,692	4,193,692
Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	587,789	587,789
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	1,469,473	1,469,473
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	2,938,947	2,938,947
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	1,469,473	1,469,473
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	881,684	881,684
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	2,204,210	2,204,210
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	1,469,473	1,469,473
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	734,737	734,737
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	2,351,157	2,351,157
			87,240,431

Repurchase Agreements — 3.8%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (g)
		47,476,179	47,476,179

TOTAL SHORT-TERM INVESTMENTS (Cost $134,716,610)			134,716,610

TOTAL INVESTMENTS — 107.2% (Cost $907,194,537) (h)			$1,319,285,089

Other Assets/(Liabilities) — (7.2%)			(88,621,800)

NET ASSETS — 100.0%			$1,230,663,289

Notes to Portfolio of Investments

ADR - American Depository Receipt

GDR - Global Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.

8

(d)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $8,624,282 or 0.7% of net assets.

(e)	Amount represents shares owned of the fund.
(f)	Represents investments of security lending collateral. (Note 2).
(g)

Maturity value of $47,480,821. Collateralized by a U.S Government Agency obligation with a rate of 5.67%, maturity date of 5/25/2034, and an aggregate market value, including accrued interest, of $48,425,895.

(h)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

9

MassMutual Premier Focused International Fund — Portfolio of Investments

July 31, 2007 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.3%
COMMON STOCK — 97.4%
Aerospace & Defense — 1.9%
Rolls-Royce Group PLC (a)	113,138	$1,157,500

Apparel — 1.3%
Ports Design Ltd.	319,000	760,919

Automotive & Parts — 2.1%
Continental AG	8,581	1,230,656

Banks — 13.6%
Anglo Irish Bank Corp. PLC	62,278	1,153,762
Bank of Cyprus Public Co., Ltd.	67,492	1,181,696
Bank of Ireland (Great Britain)	8,689	163,213
Bank of Ireland (Ireland)	43,019	822,908
Julius Baer Holding AG	16,905	1,178,142
Piraeus Bank SA	32,838	1,182,125
Standard Chartered PLC	36,078	1,182,086
Sumitomo Mitsui Financial Group, Inc.	134	1,211,114
		8,075,046

Chemicals — 6.1%
Bayer AG	16,233	1,163,076
Lonza Group AG Registered	13,303	1,255,104
Shin-Etsu Chemical Co. Ltd.	16,500	1,216,065
		3,634,245

Commercial Services — 2.1%
Mitsui & Co. Ltd.	54,000	1,276,075

Diversified Financial — 8.1%
Hellenic Exchanges SA	40,459	1,130,532
Man Group PLC	100,839	1,146,611
Nomura Holdings, Inc.	70,700	1,342,509
Singapore Exchange, Ltd.	191,000	1,221,818
		4,841,470

Engineering & Construction — 3.8%
Aker Kvaerner ASA	43,500	1,110,374
Vinci SA	16,126	1,154,898
		2,265,272

Foods — 1.9%
Parmalat SpA	316,023	1,124,530

Holding Company - Diversified — 2.1%
Keppel Corp, Ltd.	144,000	1,260,665

Home Furnishing — 4.0%
Matsushita Electric Industrial Co. Ltd.	65,000	1,180,686
Rational AG (b)	5,927	1,196,971
		2,377,657

1

Insurance — 2.0%
QBE Insurance Group Ltd.	46,735	$1,197,289

Iron & Steel — 2.0%
Arcelor Mittal	19,092	1,170,830

Mining — 9.9%
Anglo American PLC	19,598	1,125,315
Boliden AB	55,699	1,293,117
Lonmin PLC	16,443	1,160,531
Oxiana Ltd.	368,785	1,160,031
Xstrata PLC	18,439	1,172,134
		5,911,128

Oil & Gas — 8.0%
BG Group PLC	73,420	1,199,416
PetroChina Co. Ltd. Cl. H	816,000	1,204,216
Total SA (France)	14,951	1,184,738
Tullow Oil PLC	119,480	1,163,205
		4,751,575

Oil & Gas Services — 6.2%
Compagnie Generale de Geophysique-Veritas (a)	4,748	1,205,223
Furgo NV	18,520	1,235,404
TGS Nopec Geophysical Co. ASA (a)	62,400	1,214,975
		3,655,602

Pharmaceuticals — 2.1%
Shire PLC	50,629	1,242,539

Real Estate — 8.2%
Guangzhou R&F Properties Co. Ltd. Cl. H	375,200	1,355,474
Immoeast Immobilien AG (a)	93,968	1,221,851
Mitsui Fudosan Co. Ltd.	45,000	1,172,869
Sun Frontier Fudousan Co., Ltd.	628	1,143,573
		4,893,767

Real Estate Investment Trusts (REITS) — 2.1%
Capitaland Ltd.	250,000	1,223,067

Retail — 2.2%
Mitsubishi Corp.	43,500	1,279,246

Software — 2.1%
Software AG	12,126	1,219,210

Telecommunications — 1.9%
Cosmote Mobile Communications SA	38,100	1,147,855

Transportation — 3.7%
Cargotec Corp.	19,051	993,245
Tokyu Corp.	195,000	1,206,787
		2,200,032

2

TOTAL COMMON STOCK (Cost $51,271,217)		$57,896,175

PREFERRED STOCK — 1.9%
Health Care - Services
Fresenius SE	14,653	1,166,396

TOTAL PREFERRED STOCK (Cost $1,017,052)		1,166,396

TOTAL EQUITIES (Cost $52,288,269)		59,062,571

MUTUAL FUND - 0.9%
Investment Companies
iShares MSCI EAFE Index Fund	6,808	537,287

TOTAL MUTUAL FUND (Cost $553,070)		537,287

TOTAL LONG TERM INVESTMENTS (Cost $52,841,339)		59,599,858

		Principal
		Amount
SHORT-TERM INVESTMENTS — 1.8%
Cash Equivalents — 1.7% (d)
Abbey National Eurodollar Time Deposit
5.280%	08/15/2007	$20,968	$20,968
Abbey National Eurodollar Time Deposit
5.280%	08/20/2007	17,476	17,476
Banco Bilbao Vizcaya Argentaria SA Eurodollar Time Deposit
5.300%	08/10/2007	26,213	26,213
Bank of America
5.270%	08/17/2007	17,476	17,476
Bank of America
5.300%	08/07/2007	43,689	43,689
Bank of America
5.300%	09/17/2007	17,476	17,476
Bank of Ireland Eurodollar Time Deposit
5.300%	08/13/2007	34,951	34,951
Bank of Montreal Eurodollar Time Deposit
5.310%	08/14/2007	5,243	5,243
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/09/2007	22,718	22,718
Bank of Nova Scotia Eurodollar Time Deposit
5.290%	08/10/2007	17,476	17,476

3

Barclays Eurodollar Time Deposit
5.248%	08/01/2007	$16,532	$16,532
Barclays Eurodollar Time Deposit
5.320%	09/04/2007	17,476	17,476
Barclays Eurodollar Time Deposit
5.320%	10/09/2007	8,738	8,738
Barclays Eurodollar Time Deposit
5.330%	10/04/2007	8,738	8,738
Barclays Eurodollar Time Deposit
5.330%	10/05/2007	34,951	34,951
BNP Paribas Eurodollar Time Deposit
5.275%	08/07/2007	20,971	20,971
Calyon Eurodollar Time Deposit
5.360%	08/01/2007	50,350	50,350
Canadian Imperial Bank of Commerce Eurodollar Time Deposit
5.290%	08/29/2007	47,184	47,184
Deutsche Bank Eurodollar Time Deposit
5.285%	08/24/2007	26,213	26,213
Deutsche Bank Eurodollar Time Deposit
5.285%	08/29/2007	26,213	26,213
Dexia Group Eurodollar Time Deposit
5.290%	08/08/2007	34,951	34,951
FHLMC
5.176%	08/07/2007	3,495	3,495
Fortis Bank Eurodollar Time Deposit
5.290%	08/03/2007	17,476	17,476
Fortis Bank Eurodollar Time Deposit
5.300%	08/01/2007	17,476	17,476
General Electric Co.
5.277%	08/24/2007	17,476	17,476
General Electric Co.
5.283%	08/31/2007	31,237	31,237
Lloyds TSB Bank Eurodollar Time Deposit
5.280%	08/14/2007	17,476	17,476
Lloyds TSB Bank Eurodollar Time Deposit
5.285%	08/31/2007	17,476	17,476
Lloyds TSB Bank Eurodollar Time Deposit
5.300%	09/07/2007	17,476	17,476
Morgan Stanley & Co.
5.320%	08/01/2007	15,728	15,728
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/15/2007	26,213	26,213
Rabobank Nederland Eurodollar Time Deposit
5.280%	08/22/2007	34,951	34,951
Rabobank Nederland Eurodollar Time Deposit
5.290%	08/23/2007	20,971	20,971
Reserve Primary Money Market Fund (c)
		26,213	26,213
Royal Bank of Canada Eurodollar Time Deposit
5.305%	08/30/2007	34,951	34,951
Skandinaviska Enskilda Eurodollar Time Deposit
5.285%	08/21/2007	5,243	5,243
Societe Generale Eurodollar Time Deposit
5.350%	08/01/2007	49,873	49,873

4

Swedbank Eurodollar Time Deposit
5.310%	09/28/2007	$6,990	$6,990
Toronto Dominion Bank Eurodollar Time Deposit
5.320%	10/03/2007	17,476	17,476
Toronto Dominion Bank Eurodollar Time Deposit
5.300%	09/04/2007	34,951	34,951
UBS AG Eurodollar Time Deposit
5.285%	08/16/2007	17,476	17,476
UBS AG Eurodollar Time Deposit
5.290%	08/02/2007	10,485	10,485
UBS AG Eurodollar Time Deposit
5.300%	09/10/2007	26,213	26,213
UBS Finance Eurodollar Time Deposit
5.285%	08/08/2007	17,476	17,476
Wells Fargo Eurodollar Time Deposit
5.270%	08/07/2007	8,738	8,738
Wells Fargo Eurodollar Time Deposit
5.280%	08/21/2007	27,961	27,961
			1,037,500

Repurchase Agreements — 0.1%
Investors Bank & Trust Repurchase Agreement, dated 7/31/2007, 3.52%, due 8/01/2007 (e)
		30,968	30,968

TOTAL SHORT-TERM INVESTMENTS (Cost $1,068,468)			1,068,468

TOTAL INVESTMENTS — 102.0% (Cost $53,909,807) (f)			$60,668,326

Other Assets/(Liabilities) — (2.0%)			(1,204,525)

NET ASSETS — 100.0%			$59,463,801

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Amount represents shares owned of the fund.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $30,971. Collateralized by a U.S. Government Agency obligation with a rate of 6.111%, maturity date of 11/15/2033, and an aggregate market value, including accrued interest, of $32,220.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

5

Notes to Portfolio of Investments (Unaudited)

1.              The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier Strategic Income Fund (“Strategic Income Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Enhanced Index Value Fund (“Enhanced Index Value Fund”), MassMutual Premier Enhanced Index Value Fund II (“Enhanced Index Value Fund II”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Core Growth Fund (“Core Growth Fund”), MassMutual Premier Enhanced Index Growth Fund (“Enhanced Index Growth Fund”), MassMutual Premier Discovery Value Fund (“Discovery Value Fund”) (formerly known as MassMutual Premier Mid-Cap Value Fund), MassMutual Premier Small Capitalization Value Fund (“Small Capitalization Value Fund”), MassMutual Premier Main Street Small Cap Fund (“Main Street Small Cap Fund”), MassMutual Premier Small Company Opportunities Fund (“Small Company Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (“International Equity Fund”) and MassMutual Premier Focused International Fund (“Focused International Fund”).

Each Fund has five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares of the Money Market Fund are not currently available. The principal economic difference among the classes is the level of service and administration fees borne by the classes. The classes of shares are offered to different types of investors, as outlined in the Trust’s Prospectus.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value.  The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule

2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions.  It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00.  All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.  Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information.  In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust’s foreign funds.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.  All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank.  If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value.  The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan.  The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day.  As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.  The Funds receive compensation for lending their securities.  At July 31, 2007, the Funds loaned securities having the following market values collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities
	on Loan	Collateral

Core Bond Fund	$141,859,108	$145,050,424
Diversified Bond Fund	67,912,324	69,407,555
Strategic Income Fund	5,777,377	5,942,777
High Yield Fund	24,022,667	24,634,337
Balanced Fund	21,426,661	21,954,733
Value Fund	11,269,035	11,591,981
Enhanced Index Value Fund	27,234,817	28,080,263
Enhanced Index Value Fund II	12,931,535	13,344,898
Enhanced Index Core Equity Fund	6,135,942	6,349,889
Main Street Fund	9,910,872	10,170,856
Capital Appreciation Fund	112,965,412	116,990,298
Core Growth Fund	13,463,305	13,890,793
Enhanced Index Growth Fund	19,247,086	19,919,341

Discovery Value Fund	6,790,774	7,078,412
Small Capitalization Value Fund	27,943,743	29,136,196
Main Street Small Cap Fund	23,745,205	24,691,851
Small Company Opportunities Fund	77,690,146	80,774,271
Global Fund	68,018,450	73,016,025
International Equity Fund	82,971,543	87,240,431
Focused International Fund	987,781	1,037,500
	$762,303,783	$790,302,831

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in process of recall from the brokers.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date.  The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement.  The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller.  Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty.  In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method.  Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars.  The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.  Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

A summary of open forward foreign currency contracts for the Strategic Income Fund at July 31, 2007, is as follows:

			In
	Contracts		Exchange		Unrealized
Settlement	to	Units of	for U.S.	Contracts at	Appreciation
Date	Deliver/Receive	Currency	Dollars	Value	(Depreciation)
Strategic Income Fund
BUYS

08/13/07	Argentinian Peso	2,330,000	$748,193	$745,004	$(3,189)
08/27/07	Argentinian Peso	4,850,000	1,524,151	1,550,759	26,608
08/07/07	Australian Dollar	583,000	503,788	500,941	(2,847)
08/13/07	Australian Dollar	1,775,000	1,532,029	1,525,163	(6,866)
08/14/07	Australian Dollar	540,000	446,560	463,993	17,433
08/27/07	Australian Dollar	1,750,000	1,547,369	1,503,682	(43,687)
10/10/07	Australian Dollar	640,000	532,746	547,168	14,422
01/03/08	Brazilian Real	9,125,000	4,329,186	4,772,252	443,066
08/02/07	Brazilian Real	12,960,000	6,334,985	6,905,371	570,386
09/05/07	Brazilian Real	5,740,000	2,462,182	3,057,775	595,593
10/02/07	Brazilian Real	4,320,000	1,870,940	2,288,742	417,802
11/05/07	Brazilian Real	4,520,000	2,019,407	2,382,396	362,989
08/06/07	British Pound Sterling	10,000	20,160	20,324	164
08/07/07	British Pound Sterling	390,000	788,334	792,635	4,301
08/13/07	British Pound Sterling	755,000	1,535,330	1,534,459	(871)
08/20/07	British Pound Sterling	60,000	116,797	121,944	5,147
08/28/07	British Pound Sterling	750,000	1,538,902	1,524,297	(14,605)
10/10/07	British Pound Sterling	1,380,000	2,736,001	2,801,287	65,286
12/21/07	British Pound Sterling	410,000	813,063	830,939	17,876
12/27/07	British Pound Sterling	240,000	454,222	486,334	32,112
08/03/07	Canadian Dollar	1,620,000	1,540,114	1,526,214	(13,900)
08/07/07	Canadian Dollar	840,000	798,981	791,370	(7,611)

08/14/07	Canadian Dollar	500,000	451,100	471,054	19,954
08/20/07	Canadian Dollar	75,000	64,213	70,658	6,445
08/21/07	Canadian Dollar	1,250,000	1,172,896	1,177,634	4,738
08/13/07	Chilean Peso	798,800,000	1,540,453	1,526,613	(13,840)
08/16/07	Chilean Peso	316,000,000	609,980	603,918	(6,062)
08/27/07	Chilean Peso	995,400,000	1,909,636	1,902,341	(7,295)
08/02/07	Chinese Yuan Renminbi	11,000,000	1,457,764	1,452,644	(5,120)
01/29/08	Euro Dollar	165,000	219,310	226,901	7,591
08/02/07	Euro Dollar	910,000	1,245,579	1,247,378	1,799
08/07/07	Euro Dollar	1,995,000	2,723,539	2,734,637	11,098
08/14/07	Euro Dollar	480,000	644,851	657,958	13,107
08/20/07	Euro Dollar	50,000	66,948	68,537	1,589
09/24/07	Euro Dollar	300,000	401,494	411,387	9,893
10/05/07	Euro Dollar	2,420,000	3,301,074	3,319,317	18,243
10/10/07	Euro Dollar	1,240,000	1,697,956	1,701,031	3,075
08/02/07	Hungarian Forint	1,088,000,000	6,016,307	5,944,223	(72,084)
08/03/07	Indian Rupee	185,500,000	4,567,318	4,593,858	26,540
08/02/07	Japanese Yen	231,854,967	1,953,813	1,948,279	(5,534)
08/07/07	Japanese Yen	121,000,000	992,103	1,016,764	24,661
08/14/07	Japanese Yen	132,000,000	1,077,094	1,109,197	32,103
08/20/07	Japanese Yen	17,000,000	145,835	142,851	(2,984)
08/31/07	Japanese Yen	449,000,000	3,746,568	3,772,951	26,383
09/25/07	Japanese Yen	38,000,000	325,970	321,062	(4,908)
10/10/07	Japanese Yen	1,863,275,000	15,854,803	15,787,032	(67,771)
10/30/07	Japanese Yen	385,000,000	3,271,918	3,270,025	(1,893)
12/21/07	Japanese Yen	128,000,000	1,061,184	1,093,851	32,667
08/16/07	Malaysian Ringgit	2,170,000	642,658	628,166	(14,492)
09/17/07	Malaysian Ringgit	1,990,000	576,144	576,828	684
08/13/07	Mexican Peso	8,110,000	750,829	743,048	(7,781)
08/24/07	Mexican Peso	14,720,000	1,362,456	1,348,665	(13,791)
08/27/07	Mexican Peso	42,910,000	3,932,280	3,931,467	(813)
01/24/08	New Turkish Lira	2,765,000	1,850,736	2,043,329	192,593
02/01/08	New Turkish Lira	2,100,000	1,114,531	1,548,045	433,514
08/02/07	New Turkish Lira	2,130,000	1,526,095	1,663,998	137,903
08/27/07	New Turkish Lira	1,850,000	1,469,829	1,445,256	(24,573)
01/16/08	New Zealand Dollar	2,130,000	1,472,550	1,614,019	141,469
08/07/07	New Zealand Dollar	530,000	415,902	407,887	(8,015)
08/13/07	New Zealand Dollar	1,975,000	1,542,382	1,519,956	(22,426)
08/14/07	New Zealand Dollar	620,000	449,050	477,151	28,101
08/20/07	New Zealand Dollar	140,000	96,256	107,744	11,488
09/24/07	New Zealand Dollar	400,000	278,352	306,497	28,145
12/21/07	New Zealand Dollar	940,000	703,268	713,944	10,676
01/29/08	Norwegian Krone	9,470,000	1,566,040	1,628,287	62,247
09/04/07	Norwegian Krone	9,000,000	1,544,826	1,549,640	4,814
09/24/07	Norwegian Krone	1,260,000	205,294	216,704	11,410
09/04/07	Philippine Peso	70,000,000	1,538,908	1,543,891	4,983
08/07/07	Polish Zloty	5,600,000	2,032,852	2,025,243	(7,609)
10/02/07	Republic of Korea Won	698,000,000	754,595	760,887	6,292
10/12/07	Republic of Korea Won	654,000,000	712,418	713,161	743
02/21/08	Russian Ruble	43,650,000	1,669,216	1,714,344	45,128
03/06/08	Russian Ruble	3,940,000	148,489	154,738	6,249
08/07/07	Russian Ruble	27,480,000	1,079,816	1,075,907	(3,909)

12/06/07	Russian Ruble	29,490,000	1,145,437	1,157,820	12,383
02/05/08	Singapore Dollar	1,750,000	1,163,781	1,168,573	4,792
08/02/07	Singapore Dollar	2,150,000	1,414,083	1,422,569	8,486
08/10/07	Singapore Dollar	4,650,000	3,081,040	3,076,719	(4,321)
08/01/07	South African Rand	10,400,000	1,408,734	1,462,009	53,275
08/02/07	South African Rand	10,500,000	1,477,001	1,476,067	(934)
08/16/07	South African Rand	10,800,000	1,539,141	1,518,240	(20,901)
08/02/07	Swedish Krona	6,100,000	915,737	909,959	(5,778)
08/20/07	Swedish Krona	465,000	67,348	69,366	2,018
09/24/07	Swedish Krona	2,320,000	338,325	345,512	7,187
10/10/07	Swedish Krona	11,040,000	1,625,830	1,643,582	17,752
08/02/07	Swiss Franc	1,720,000	1,433,532	1,427,504	(6,028)
08/07/07	Swiss Franc	617,000	513,128	512,076	(1,052)
08/14/07	Swiss Franc	810,000	655,908	672,255	16,347
08/16/07	Swiss Franc	1,850,000	1,526,264	1,535,397	9,133
09/24/07	Swiss Franc	210,000	174,027	174,985	958
10/10/07	Swiss Franc	670,000	557,396	559,567	2,171
08/02/07	Taiwan Dollar	50,500,000	1,542,220	1,539,212	(3,008)
					$3,647,514
SELLS

08/13/07	Argentinian Peso	2,330,000	748,876	745,004	3,872
08/13/07	Australian Dollar	1,775,000	1,531,239	1,525,163	6,076
08/14/07	Australian Dollar	540,000	455,371	463,993	(8,622)
08/27/07	Australian Dollar	3,550,000	3,020,624	3,050,326	(29,702)
10/10/07	Australian Dollar	5,030,000	4,162,933	4,300,400	(137,467)
08/02/07	Brazilian Real	12,960,000	6,562,964	6,905,371	(342,407)
09/05/07	Brazilian Real	6,030,000	3,136,699	3,212,262	(75,563)
08/06/07	British Pound Sterling	580,000	1,139,476	1,178,790	(39,314)
08/13/07	British Pound Sterling	755,000	1,531,329	1,534,459	(3,130)
08/20/07	British Pound Sterling	60,000	116,669	121,944	(5,275)
09/27/07	British Pound Sterling	190,000	379,430	385,817	(6,387)
10/10/07	British Pound Sterling	1,430,000	2,885,995	2,902,782	(16,787)
08/03/07	Canadian Dollar	1,620,000	1,532,299	1,526,214	6,085
08/14/07	Canadian Dollar	500,000	470,433	471,054	(621)
08/20/07	Canadian Dollar	75,000	64,795	70,658	(5,863)
08/21/07	Canadian Dollar	3,410,000	3,156,748	3,212,587	(55,839)
09/28/07	Canadian Dollar	565,000	488,649	530,076	(41,427)
12/21/07	Canadian Dollar	510,000	481,255	478,704	2,551
08/13/07	Chilean Peso	798,800,000	1,543,320	1,526,613	16,707
08/16/07	Chilean Peso	156,000,000	304,094	298,137	5,957
08/02/07	Chinese Yuan Renminbi	11,000,000	1,449,275	1,452,644	(3,369)
01/25/08	Czech Republic Koruna	14,920,000	703,917	735,806	(31,889)
12/19/07	Czech Republic Koruna	16,390,000	788,389	806,907	(18,518)
12/21/07	Czech Republic Koruna	14,460,000	694,611	711,956	(17,345)
01/29/08	Euro Dollar	530,000	709,005	728,833	(19,828)
08/01/07	Euro Dollar	28,193	38,402	38,646	(244)
08/02/07	Euro Dollar	916,470	1,250,746	1,256,247	(5,501)
08/03/07	Euro Dollar	39,477	54,106	54,114	(8)
08/06/07	Euro Dollar	1,130,000	1,479,642	1,548,942	(69,300)
08/07/07	Euro Dollar	1,440,000	1,964,837	1,973,874	(9,037)
08/14/07	Euro Dollar	480,000	649,849	657,958	(8,109)

08/20/07	Euro Dollar	50,000	66,017	68,537	(2,520)
09/06/07	Euro Dollar	1,800,000	2,433,924	2,467,440	(33,516)
09/24/07	Euro Dollar	300,000	406,623	411,387	(4,764)
10/10/07	Euro Dollar	4,725,000	6,387,410	6,481,750	(94,340)
11/21/07	Euro Dollar	250,000	339,220	343,294	(4,074)
12/21/07	Euro Dollar	350,000	472,301	480,913	(8,612)
01/25/08	Hong Kong Dollar	10,750,000	1,390,270	1,379,570	10,700
12/19/07	Hong Kong Dollar	12,110,000	1,569,592	1,552,863	16,729
12/21/07	Hong Kong Dollar	10,660,000	1,379,196	1,366,988	12,208
08/02/07	Hungarian Forint	1,088,000,000	6,046,345	5,944,223	102,122
09/04/07	Hungarian Forint	276,000,000	1,500,652	1,507,910	(7,258)
08/03/07	Indian Rupee	185,500,000	4,593,767	4,593,858	(91)
08/16/07	Indian Rupee	32,000,000	778,210	792,472	(14,262)
02/05/08	Japanese Yen	117,000,000	1,014,805	1,005,282	9,523
08/02/07	Japanese Yen	218,000,000	1,782,902	1,831,856	(48,954)
08/06/07	Japanese Yen	141,000,000	1,191,170	1,184,824	6,346
08/14/07	Japanese Yen	132,000,000	1,113,356	1,109,197	4,159
08/20/07	Japanese Yen	17,000,000	148,347	142,851	5,496
08/31/07	Japanese Yen	225,000,000	1,869,100	1,890,677	(21,577)
09/25/07	Japanese Yen	38,000,000	330,757	321,062	9,695
10/10/07	Japanese Yen	229,000,000	1,908,545	1,940,256	(31,711)
08/02/07	Malaysian Ringgit	9,350	2,690	2,707	(17)
09/17/07	Malaysian Ringgit	10,000	2,896	2,899	(3)
08/13/07	Mexican Peso	8,110,000	747,293	743,048	4,245
08/27/07	Mexican Peso	16,700,000	1,539,173	1,530,075	9,098
01/24/08	New Turkish Lira	2,765,000	1,481,068	2,043,329	(562,261)
02/01/08	New Turkish Lira	2,100,000	1,105,142	1,548,045	(442,903)
08/02/07	New Turkish Lira	520,000	384,274	406,234	(21,960)
08/07/07	New Turkish Lira	310,000	222,541	242,178	(19,637)
08/08/07	New Turkish Lira	500,000	360,412	390,610	(30,198)
08/27/07	New Turkish Lira	3,875,000	2,942,472	3,027,225	(84,753)
01/16/08	New Zealand Dollar	3,450,000	2,332,864	2,614,256	(281,392)
08/13/07	New Zealand Dollar	1,975,000	1,534,960	1,519,956	15,004
08/14/07	New Zealand Dollar	620,000	467,344	477,151	(9,807)
08/20/07	New Zealand Dollar	140,000	96,690	107,744	(11,054)
08/27/07	New Zealand Dollar	1,925,000	1,545,319	1,481,476	63,843
09/24/07	New Zealand Dollar	400,000	288,626	306,497	(17,871)
10/10/07	New Zealand Dollar	2,250,000	1,720,209	1,719,823	386
01/29/08	Norwegian Krone	1,430,000	234,371	245,877	(11,506)
09/04/07	Norwegian Krone	9,000,000	1,548,179	1,549,640	(1,461)
09/24/07	Norwegian Krone	1,260,000	208,571	216,704	(8,133)
08/07/07	Russian Ruble	13,780,000	540,816	539,519	1,297
08/02/07	Singapore Dollar	2,150,000	1,404,449	1,422,569	(18,120)
08/10/07	Singapore Dollar	4,650,000	3,066,611	3,076,719	(10,108)
08/01/07	South African Rand	10,400,000	1,447,679	1,462,009	(14,330)
08/02/07	South African Rand	10,500,000	1,489,467	1,476,067	13,400
08/16/07	South African Rand	10,800,000	1,570,589	1,518,240	52,349
08/02/07	Swedish Krona	6,100,000	906,753	909,959	(3,206)
08/20/07	Swedish Krona	465,000	66,389	69,366	(2,977)
09/24/07	Swedish Krona	2,320,000	337,307	345,512	(8,205)
10/10/07	Swedish Krona	3,890,000	578,740	579,125	(385)
12/21/07	Swedish Krona	3,330,000	478,648	496,911	(18,263)

01/25/08	Swiss Franc	860,000	708,983	723,214	(14,231)
08/02/07	Swiss Franc	1,720,000	1,402,713	1,427,504	(24,791)
08/14/07	Swiss Franc	810,000	668,910	672,255	(3,345)
08/16/07	Swiss Franc	1,850,000	1,540,428	1,535,397	5,031
09/24/07	Swiss Franc	210,000	175,303	174,985	318
10/10/07	Swiss Franc	670,000	550,851	559,567	(8,716)
12/19/07	Swiss Franc	945,000	792,544	792,854	(310)
12/21/07	Swiss Franc	835,000	696,895	700,652	(3,757)
08/02/07	Taiwan Dollar	50,500,000	1,542,456	1,539,212	3,244
					$(2,470,490)

Delayed Delivery Transactions When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.  The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

A summary of open obligations for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund under these forward commitments at July 31, 2007 is as follows:

Forward Commitment Contracts to Buy	Expiration of Contracts	Aggregate Face Value of Contracts	Cost	Market Value	Unrealized Appreciation (Depreciation)

Short-Duration Bond Fund
FNMA TBA
5.5% 08/01/2037	Aug-07	$9,939,000	$9,544,933	$9,598,123	$53,190
6.5% 08/01/2037	Aug-07	25,200,000	25,382,750	25,457,907	75,157
					$128,347
GNMA TBA
5.5% 08/01/2037	Aug-07	$2,325,000	$2,247,258	$2,264,514	$17,256
6.5% 08/01/2037	Aug-07	5,250,000	5,317,266	5,342,285	25,019
					$42,275

Core Bond Fund
FNMA TBA
4.5% 08/01/2037	Aug-07	$91,812,000	$83,416,223	$83,642,164	$225,941
5.0% 08/01/2037	Aug-07	22,976,000	21,439,480	21,548,974	109,494
5.5% 08/01/2037	Aug-07	47,190,000	45,389,390	45,571,529	182,139
6.5% 08/01/2037	Aug-07	78,875,000	79,459,688	79,682,238	222,550
					$740,124

GNMA TBA
5.5% 08/01/2037	Aug-07	$28,400,000	$27,450,375	$27,661,157	$210,782
6.5% 08/01/2037	Aug-07	16,000,000	16,205,000	16,281,250	76,250
					$287,032
Diversified Bond Fund
FNMA TBA
4.5% 08/01/2037	Aug-07	$27,450,000	$24,939,826	$25,007,378	$67,552
5.0% 08/01/2037	Aug-07	24,500,000	22,870,938	22,978,320	107,382
5.5% 08/01/2037	Aug-07	12,887,000	12,390,018	12,445,016	54,998
6.5% 08/01/2037	Aug-07	15,100,000	15,210,875	15,254,539	43,664
					$273,596
GNMA TBA
5.5% 08/01/2037	Aug-07	$2,625,000	$2,537,227	$2,556,709	$19,482
6.5% 08/01/2037	Aug-07	4,500,000	4,557,656	4,579,101	21,445
					$40,927
Strategic Income Fund
FNMA TBA
5.0% 8/01/2022	Aug-07	$193,000	$185,913	$187,104	$1,191
5.5% 8/01/2022-2037	Aug-07	10,211,000	9,825,536	9,877,022	51,486
6.0% 8/01/2022-2037	Aug-07	5,661,000	5,619,740	5,650,679	30,939
					$83,616
Balanced Fund
FNMA TBA
4.5% 8/01/2037	Aug-07	$3,850,000	$3,497,936	$3,507,410	$9,474
5.0% 8/01/2037	Aug-07	950,000	886,469	890,996	4,527
5.5% 8/01/2037	Aug-07	125,000	120,625	120,713	88
6.5% 8/01/2037	Aug-07	1,275,000	1,284,359	1,288,049	3,690
					$17,779
GNMA TBA
5.5% 8/01/2037	Aug-07	$1,675,000	$1,618,992	$1,631,424	$12,432
6.5% 8/01/2037	Aug-07	700,000	708,969	712,305	3,336
					$15,768

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at July 31, 2007 is as follows:

			Notional	Net Unrealized
Number of			Contract	Appreciation/
Contracts	Type	Expiration Date	Value	(Depreciation)
Core BondFund
BUYS
1,135	U.S. Treasury Note 5 Year	10/3/2007	119,707,031	$910,948
236	U.S. Treasury Note 2 Year	9/28/2007	48,365,250	150,301
				$1,061,249
Diversified BondFund
BUYS
100	U.S. Treasury Note 5 Year	10/3/2007		$164,467
64	U.S. Treasury Note 2 Year	9/28/2007		40,414
				$204,881
Strategic IncomeFund
BUYS
8	Canadian Bond 10 Year	9/28/2007	837,119	$(1,997)
58	Euro Schatz	9/11/2007	8,175,318	22,055
3	AmsterdamIndex	8/31/2007	436,925	(20,687)
1	Long Gilt	9/28/2007	214,479	1,261
33	NASDAQ100E-mini	9/21/2007	1,284,195	7,287
19	OMX30 Index	8/24/2007	349,256	(10,499)
22	Euro Bond	10/10/2007	3,400,134	9,969
6	S&P 500	9/15/2007	2,192,850	(111,810)
1	S&P/MIBIndex	9/21/2007	277,028	(11,316)
447	U.S. Treasury Note 10 Year	9/28/2007	48,021,080	952,670
303	U.S. Long Bond	9/28/2007	33,350,912	666,460
1	Australian Bond 10 Year	9/17/2007	85,701	1,148
				$1,504,541
SELLS
5	Mini JBG 10 Year	9/7/2007	559,010	$(5,851)
9	CAC40 Index	8/17/2007	711,150	37,572
73	S&P 500 E-mini	9/21/2007	5,335,935	221,190
37	U.S. Treasury Note 5 Year	10/3/2007	3,902,344	(70,938)
4	Dax Index	9/21/2007	1,043,686	21,854
10	Nikkei 225 Index	9/8/2007	1,452,040	49,335
2	S&P/TSE 60 Index	9/20/2007	302,492	3,727
51	U.S. Treasury Note 2 Year	9/28/2007	10,450,406	(46,300)
14	FTSE 100 Index	9/21/2007	1,807,796	82,065
				$292,654
Balanced Fund
BUYS
46	S&P 500	9/21/2007	3,362,370	(25,411)
35	U.S. Treasury Note 5 Year	10/3/2007	3,691,406	38,937
14	U.S. Treasury Note 2 Year	9/28/2007	2,869,125	8,916
				$22,442

Options

The Funds may purchase put and call options.  By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price.  In return for this right, a Fund pays the current market price for the option (known as the option premium).  Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements.  A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option.  A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists.  If the option is allowed to expire, a Fund will lose the entire premium it paid.  Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price.  If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially.  However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price.  A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall.  At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.  See the Portfolio of Investments of the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, Balanced Fund and Core Growth Fund for open purchased option contracts as of July 31, 2007.

The Funds may also “write” put and call options.  When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser.  In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it.  A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price.  If the market is not liquid for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.  If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price.  If security prices fall, the put writer would expect to suffer a loss.  This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option.  The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall.  Through receipt of the option premium a call writer offsets part of the effect of a price increase.  At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A summary of open written option contracts for the Strategic Income Fund at July 31, 2007, is as follows:

Notional	Expiration	Market
Amount	Date	Description	Premiums	Value
Strategic Income Fund
$ 32,000,000	8/7/2007	Merrill Lynch, Japanese Yen Put	$1,416	$2,457
32,000,000	8/7/2007	Merrill Lynch, Japanese Yen Call	1,369	6,848
31,000,000	8/3/2007	Citigroup, Japanese Yen Call	1,658	908
31,000,000	8/3/2007	Citigroup, Japanese Yen Put	1,658	1,169
32,000,000	8/6/2007	Citigroup, Japanese Yen Call	1,600	1,219
32,000,000	8/6/2007	Citigroup, Japanese Yen Put	1,600	1,229
			$9,301	$13,830

Transactions in options written for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund, Balanced Fund and Core Growth Fund during the period ended July 31, 2007 were as follows:

	Number of	Premiums
	Contracts	Received

Short-Duration Bond Fund
Option outstanding at October 31,2006	11,055,000	$643,971
Options written	—	—
Options terminated in closing purchase transactions	(11,055,000)	(643,971)
Option outstanding at July 31, 2007	—	$—

Core Bond Fund
Option outstanding at October 31,2006	35,376,000	$2,060,709
Options written	—	—
Options terminated in closing purchase transactions	(35,376,000)	(2,060,709)
Option outstanding at July 31, 2007	—	$—

Diversified Bond Fund
Option outstanding at October 31,2006	7,839,000	$456,634
Options written	—	—
Options terminated in closing purchase transactions	(7,839,000)	(456,634)
Option outstanding at July 31, 2007	—	$—

Strategic Income Fund
Option outstanding at October 31,2006	1,180,000	$20,009
Options written	6,993,050,000	92,411
Options terminated in closing purchase transactions	(6,804,230,000)	(103,119)
Option outstanding at July 31, 2007	190,000,000	$9,301

Balanced Fund
Option outstanding at October 31,2006	1,507,500	$87,814
Options written	—	—
Options terminated in closing purchase transactions	(1,507,500)	(87,814)
Option outstanding at July 31, 2007	—	$—

Core Growth Fund
Option outstanding at October 31,2006	—	$—
Options written	12,000	38,334
Options terminated in closing purchase transactions	(12,000)	(38,334)
Option outstanding at July 31, 2007	—	$—

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.  Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

Swaps

The Funds may engage in swap transactions, including, but not limited to, interest rate, currency, credit default, indices, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on swaps (collectively defined as “swap transactions”).

Each Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuation, as a duration management technique, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years.  In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index.  The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates.  The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates.  The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit.  Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar.  If the Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid.  When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars.  If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement.  If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund’s accrued obligation under the agreement.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument.  When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

During the term of a swap, cap, floor or collar, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event.  The net periodic payments may be based on a fixed or variable interest rate; the change in market value of a specified security, basket of securities or index; or the return generated by a security.

The Funds may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When a Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Fund will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

A summary of open swap agreements for the Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, Strategic Income Fund and Balanced Fund at July 31, 2007, is as follows:

	Expiration		Net Unrealized
Notional	(Termination)		Appreciation
Amount	Date	Description	(Depreciation)
Short-Duration Bond Fund
Credit Default Swaps
1,250,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	$(10,169)

8,000,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/21/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	238,052

600,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/25/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event of United Mexican States.	(79)

1,200,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corporation Notes.	13,454

1,050,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/07/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sarah Lee Corporation.	(2,369)

1,050,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/09/07 to pay 0.22% times the notional amount. The Fund receives payment only upon a default event of Allstate Corporation Senior Debenture.	18,980

2,100,000 USD	9/20/2017	Agreement with Goldman Sachs International, dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.-Note.	34,411

975,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of Windstream Corporation Senior Note.	22,767

975,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc. Senior Note.	1,299

18,690,000 USD	8/1/2007	Agreement with Goldman Sachs, dated 3/27/07 to pay 0.10% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AAA.1 Index.	348,501
			$664,847

Core Bond Fund
Credit Default Swaps
3,800,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(30,914)

24,100,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/21/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBS Index NA.A.1.	660,176

4,020,000 USD	6/20/2016	Agreement with CSFB International, dated 8/10/06 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	32,939

1,800,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/29/06 to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	143

4,020,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	154,403

3,525,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund receives payment only upon a default event of Brunswick Corporation Notes.	39,522

3,300,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corporation Debenture.	(7,445)

3,300,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/09/07 to pay 0.22% times the notional amount. The Fund receives payment only upon a default event of Allstate Corporation Senior Debenture.	59,650

6,250,000 USD	9/20/2017	Agreement with Goldman Sachs, dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	102,412

3,100,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of Windstream Corporation Senior Note.	72,386

3,100,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc. Senior Note.	4,129

56,00,000 USD	8/1/2007	Agreement with Goldman Sachs, dated 3/27/07 to pay 0.10% times the notional amount. The Fund makes payment only upon a default event of CMBX.NA.AAA.1 Index.	1,046,075

			$2,133,476

Diversified Bond Fund
Credit Default Swaps
900,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(7,322)

6,800,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/21/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	188,626

1,225,000 USD	6/20/2016	Agreement with CSFB International, dated 8/9/06, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	10,037

500,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/29/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(66)

1,225,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	50,168

1,030,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund makes payment only upon a default event of Brunswick Corporation Notes.	11,548

5,000,000 USD	6/20/2012	Agreement with J P Morgan Chase, dated 4/10/07 to pay 2.75% times the notional amount. The Fund makes receives payment only upon a default event of CDX.NA.HY.8	392,326

1,000,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corporation Debenture.	(2,256)

1,000,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/09/07 to pay 0.22% times the notional amount. The Fund receives payment only upon a default event of Allstate Corporation Senior Debenture.	18,076

2,000,000 USD	9/20/2017	Agreement with Goldman Sachs, dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	32,772

1,000,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of Windstream Corporation Senior Note.	23,350

1,000,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc. Senior Note.	1,332

9,080,000 USD	8/1/2007	Agreement with Goldman Sachs, dated 3/27/07 to pay 0.10% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AAA.1.	263,840
			$982,431

Strategic Income Fund
Credit Default Swaps
350,000 USD	8/20/2015	Agreement with Morgan Stanley, dated 7/29/05 to pay 3.70% times the notional amount. The Fund receives payment only upon a default event of Republic Colombia Bond.	(37,644)

515,000 USD	12/20/2015	Agreement with Citigroup, dated 12/7/05 to pay 0.40% times the notional amount. The Fund receives payment only upon a default event of Hungary Bond.	2,529

920,000 USD	3/24/2013	Agreement with Morgan Stanley, dated 5/4/06 to receive 1.30% times the notional amount. The Fund makes payment only upon a default event of Inco Ltd.	(31,954)

10,600,000 INR	6/27/2011	Agreement with Deutsche Bank Capital Corp., dated 6/26/06 to pay the notional amount multiplied by 7.175% and to receive protection on Indian Rupees.	2,157

350,000 USD	9/20/2011	Agreement with UBS Investment Bank, dated 6/29/06 to receive 2.30% times the notional amount. The Fund makes payment only upon a default event of UBS Short Bond.	3,363

145,000 USD	11/21/2016	Agreement with Morgan Stanley & Co., dated 11/3/06 to receive 2.75% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	612

210,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 11/22/06 to pay 3.65% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	4,879

260,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/06 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(14,558)

210,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/22/06 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(16,076)

210,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 11/28/06 to receive 4.90% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(15,314)

260,000 USD	12/20/2016	Agreement with JP Morgan Chase dated 11/28/06 to receive 6.00% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(21,753)

210,000 USD	12/22/2008	Agreement with JP Morgan Chase, dated 11/28/06 to pay 3.60% times the notional amount. The Fund receives payment only upon default Ford Motor Co.	5,486

260,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 11/29/06 to receive 6.15% times the notional amount. The Fund makes payment only upon default Ford Motors Co.	(13,825)

210,000 USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 11/29/06 to pay 3.70% times the notional amount. The Fund receives payment only upon default Ford Motors Co.	5,402

210,000 USD	12/20/2016	Agreement with Goldman, Sachs & Company, dated 11/29/06 to receive 4.95% times the notional amount. The Fund makes payment only upon default General Motors.	(18,563)

255,000 USD	12/22/2008	Agreement with Deutsche Bank, dated 12/6/06 to pay 3.05% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	8,959

240,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/2/06 to pay 1.71% times the notional amount. The Fund receives payment only upon a default event of Peru Bond.	(1,808)

210,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/29/06 to pay 2.70% times the notional amount. The Fund receives payment only upon a default event of General Motors.	5,583

400,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/30/06 to pay 5.80% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	(27,893)

315,000 USD	12/22/2008	Agreement with Deutsche Bank, dated 11/30/06 to pay 3.30% times the notional amount. The Fund receives payment only upon a default event of Ford Motor Co.	10,064

315,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 11/30/06 to receive 4.75% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(36,094)

315,000 USD	12/20/2008	Agreement with JP Morgan Chase, dated 11/30/06 to pay 2.35% times the notional amount. The Fund receives payment only upon a default event of General Motors.	12,363

255,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/6/06 to receive 4.68% times the notional amount. The Fund makes payment only upon a default event of General Motors.	(21,775)

320,000 USD	12/20/2016	Agreement with Deutsche Bank, dated 12/6/06 to receive 5.80% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Co.	(23,034)

90,000 USD	3/20/2012	Agreement with Morgan Stanley, dated 1/16/07 to receive 1.51% times the notional amount. The Fund makes payment only upon a default event of Smithfield Food.	(5,822)

410,000 USD	3/20/2012	Agreement with Salomon Brothers, dated 1/18/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of Allied Waste.	(40,162)

140,000 USD	3/20/2012	Agreement with Lehman Brothers, dated 1/19/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of Allied Waste.	(13,530)

180,000 USD	12/20/2011	Agreement with Credit Suisse Securities LLC, dated 1/19/07 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	(6,660)

510,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/19/07 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.HY.7.	(20,982)

485,000 USD	12/20/2011	Agreement with Credit Suisse Securities LLC, dated 1/19/07 to receive 1.305% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	(23,226)

965,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/19/07 to receive 1.30% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	(46,443)

45,000 USD	3/20/2012	Agreement with Lehman Brothers, dated 1/22/07 to receive 1.88% times the notional amount. The Fund makes payment only upon a default event of Allied Waste.	(4,349)

120,000 USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/22/07 to receive 1.49% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(9,907)

485,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/22/07 to receive 1.305% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	(23,344)

260,000 USD	3/20/2012	Agreement with Lehman Brothers, dated 1/25/07 to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(19,597)

140,000 USD	3/20/2017	Agreement with Deutsche Bank, dated 1/25/07 to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of Vale Overseas.	(4,308)

140,000 USD	3/20/2017	Agreement with Deutsche Bank, dated 1/25/07 to pay 0.42% times the notional amount. The Fund receives payment only upon a default event of Inco Ltd.	1,657

700,000 USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/29/07 to receive 2.385% times the notional amount. The Fund makes payment only upon a default event of Ford Motor.	(41,826)

210,000 USD	12/20/2011	Agreement with Credit Suisse Securities LLC, dated 1/29/07 to receive 1.28% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	(10,051)

475,000 USD	12/20/2011	Agreement with Deutsche Bank, dated 1/29/07 to receive 1.275% times the notional amount. The Fund makes payment only upon a default event of CDX7.X07.	(22,847)

2,120,000 USD	2/6/2017	Agreement with Lehman Brothers, dated 2/05/07 to receive 3.00% times the notional amount and to pay 8% minus the USD-ISDA-Swap Rate 2 year and 10 year times the notional amount.	(77,333)

65,000 USD	3/20/2017	Agreement with Morgan Stanley, dated 1/30/07 to receive 1.06% times the notional amount. The Fund makes payment only upon a default event of Vale Overseas.	(1,979)

375,000 USD	3/20/2012	Agreement with Deutsche Bank, dated 1/30/07 to receive 2.39% times the notional amount. The Fund makes payment only upon a default event of Ford Motor.	(20,635)

65,000 USD	3/20/2017	Agreement with JP Morgan Chase dated 1/30/07 to pay 0.52% times the notional amount. The Fund receives payment only upon a default event of Inco Ltd.	(75)

180,000 USD	3/20/2017	Agreement with Goldman Sachs, dated 1/31/07 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(25,460)

180,000 USD	3/20/2017	Agreement with Lehman Brothers, dated 1/30/07 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(29,200)

135,000 USD	12/20/2011	Agreement with Barclay's Capital, dated 1/30/07 to receive 1.65% times the notional amount. The Fund makes payment only upon a default event of CDX.X07.	(6,654)

135,000 USD	12/20/2011	Agreement with Morgan Stanley & Co., dated 1/31/07 to receive 1.65% times the notional amount. The Fund makes payment only upon default CDX.X07.	(6,969)

30,000 USD	3/20/2012	Agreement with Deutsche Bank, dated 1/31/07 to receive 1.02% times the notional amount. The Fund makes payment only upon default William Company.	(678)

160,000 USD	3/20/2017	Agreement with Goldman Sachs, dated 2/01/07 to receive 1.39% times the notional amount. The Fund makes payment only upon default GMAC LLC.	(22,631)

271,000 USD	3/20/2017	Agreement with Goldman Sachs, dated 2/2/07 to receive 1.39% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(37,481)

165,000 USD	3/20/2017	Agreement with Morgan Stanley & Co., dated 3/02/07 to pay 0.60% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	1,007

165,000 USD	3/20/2017	Agreement with Morgan Stanley & Co., dated 3/02/07 to receive 1.04% times notional amount. The Fund makes payment only upon a default event of Vale Overseas.	(5,180)

288,000 USD	3/20/2008	Agreement with Barclay's Capital, dated 3/05/07 to receive 1.22% times notional amount. The Fund makes payment only upon a default event of ResCap.	(5,166)

145,000 USD	3/20/2008	Agreement with Barclay's Capital, dated 3/05/07 to receive 1.20% times notional amount. The Fund makes payment only upon a default event of ResCap.	(2,619)

144,000 USD	3/20/2008	Agreement with Goldman Sachs & Co., dated 3/05/07 to receive 1.18% times notional amount. The Fund makes payment only upon a default event of ResCap.	(2,374)

145,000 USD	3/20/2008	Agreement with Credit Suisse Securities LLC, dated 3/06/07 to receive 1.30% times notional amount. The Fund makes payment only upon a default event of ResCap.	(1,543)

145,000 USD	3/20/2008	Agreement with Goldman Sachs & Co., dated 3/06/07 to receive 1.36% times notional amount. The Fund makes payment only upon a default event of ResCap.	(2,230)

221,000 USD	3/20/2017	Agreement with Barclays Bank PLC, dated 3/07/07 to receive 1.75% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	(3,239)

145,000 USD	12/20/2011	Agreement with Lehman Brothers Inc., dated 3/06/07 to receive 3.25% times notional amount. The Fund makes payment only upon a default event of CDXHY7 Index.	(4,731)

145,000 USD	12/20/2011	Agreement with Lehman Brothers Inc., dated 3/06/07 to receive 3.25% times notional amount. The Fund makes payment only upon a default event of CDXHY7 Index.	(5,281)

155,000 USD	3/20/2017	Agreement with Deutsche Bank Capital Corp., dated 3/15/07 to pay 0.63% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	(565)

70,000 USD	3/20/2017	Agreement with Credit Suisse Securities LLC, dated 3/15/07 to pay 0.58% times notional amount. The Fund receives payment only upon a default event of Inco Ltd.	159

70,000 USD	3/20/2017	Agreement with Credit Suisse Securities LLC, dated 3/15/07 to receive 1.03% times notional amount. The Fund makes payment only upon a default event of Vale Overseas.	(2,790)

155,000 USD	3/20/2017	Agreement with Deutsche Bank Capital Corp., dated 3/15/07 to receive 1.05% times notional amount. The Fund makes payment only upon a default event of Vale Overseas.	(4,181)

1,440,000 USD	4/20/2017	Agreement with Deutsche Bank Capital Corp., dated 3/22/07 to pay 1.32% times notional amount. The Fund receive payment only upon a default event of CDXHY7 Index.	(16,148)

412,000 USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/07 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	(18,532)

295,000 USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/29/07 to receive 2.00% times notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises.	(13,269)

74,000 USD	6/20/2008	Agreement with Citigroup, dated 3/29/07 to receive 1.10% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(1,218)

74,000 USD	6/20/2008	Agreement with Lehman Brothers Inc., dated 3/29/07 to receive 1.10% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(2,307)

147,000 USD	6/20/2008	Agreement with Lehman Brothers Inc., dated 3/30/07 to receive 1.15% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(4,520)

815,000 USD	6/20/2008	Agreement with Goldman Sachs & Co., dated 3/30/07 to receive 2.20% times notional amount. The Fund makes payment only upon a default event of Standard Pacific.	(31,691)

405,000 USD	4/20/2011	Agreement with Credit Suisse Securities LLC, dated 3/31/2007 to receive 3.25% times the notional amount. The Fund makes payment only upon a default event of CSS NAFTO CDS.	(10,514)

327,000 USD	6/20/2008	Agreement with Lehman Brothers, dated 4/02/07 to receive 1.20% times notional amount. The Fund makes payment only upon a default event of Univision Communications.	(9,907)

460,000 USD	4/20/2012	Agreement with Barclay's Capital, dated 4/04/07 to pay 1.57% times notional amount. The Fund receives payment only upon a default event of BAC UA CDS.	9,824

360,000 USD	4/20/2012	Agreement with Morgan & Stanley, dated 4/04/07 to pay 1.575% times notional amount. The Fund receives payment only upon a default event of MOS UA CDS.	4,811

370,000 USD	4/20/2012	Agreement with UBS Investment Bank, dated 4/04/07 to pay 1.58% times notional amount. The Fund receives payment only upon a default event of UBS UA CDS.	6,646

370,000 USD	4/20/2012	Agreement with Lehman Brothers Inc., dated 4/05/07 to pay 1.58% times notional amount. The Fund receives payment only upon a default event of Ukraine Bond.	9,705

515,000 USD	4/20/2012	Agreement with Lehman Brothers Inc., dated 4/09/07 to receive 1.62% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	(9,903)

385,000 USD	4/20/2017	Agreement with Citi Group, dated 4/09/07 to receive 2.47% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	(12,990)

520,000 USD	4/20/2012	Agreement with Morgan Stanley, dated 4/11/07 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	(6,143)

260,000 USD	4/20/2017	Agreement with Merrill Lynch Peirce, dated 4/11/07 to receive 2.47% times notional amount. The Fund makes payment only upon a default event of Turkey Bond.	(8,094)

115,000 USD	6/20/2008	Agreement with Lehman Brothers Inc., dated 4/24/07 to receive 2.65% times notional amount. The Fund makes payment only upon a default event of Beazer Homes.	(11,574)

330,000 EUR	6/20/2012	Agreement with Lehman Brothers, dated 5/03/07 to pay 2.05% times notional amount. The Fund receives payment only upon a others default event of ITRX EUR	53,453

190,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/8/07 to receive 4.62% times the notional amount. The Fund makes payment only upon default General Motors.	(16,771)

2,540,000 USD	6/20/2012	Agreement with Lehman Brothers, dated 5/2/07 to receive .35% times the notional amount. The Fund makes payment only upon default CDX.NA.IG.8.	(38,014)

190,000 USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 1/8/07 to pay 1.65% times the notional amount. The Fund receives payment only upon default General Motors.	7,477

230,000 USD	12/20/2016	Agreement with Morgan Stanley & Co., dated 1/8/07 to receive 5.90% times the notional amount. The Fund makes payment only upon default Ford Motor Co.	(14,925)

190,000 USD	12/20/2008	Agreement with Morgan Stanley & Co., dated 1/8/07 to pay 2.45% times the notional amount. The Fund receives payment only upon default Ford Motor Co.	7,924

600,000 USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/11/07 to receive 1.15% times the notional amount. The Fund makes payment only upon a default event of Williams Co.	(12,402)

120,000 USD	3/20/2012	Agreement with Credit Suisse Securities LLC, dated 1/22/07 to receive 1.50% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods.	(9,769)

210,000 USD	3/20/2012	Agreement with Deutsche Bank, dated 2/06/07 to receive 2.34% times the notional amount. The Fund makes payment only upon default Ford Motor Credit Co.	(11,895)

240,000 USD	3/20/2012	Agreement with Citigroup, dated 2/06/07 to receive 2.32% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Co.	(14,685)

285,000 USD	3/20/2017	Agreement with Deutsche Bank, dated 2/06/07 to receive 1.37% times the notional amount. The Fund makes payment only upon default GMAC LLC.	(37,014)

235,000 USD	3/20/2017	Agreement with Goldman & Sachs, dated 2/07/07 to receive 1.37% times the notional amount. The Fund makes payment only upon default GMAC LLC.	(33,472)

145,000 USD	3/20/2017	Agreement with Morgan &Stanley, dated 2/09/07 to receive .97% times the notional amount. The Fund makes payment only upon default Vale Overseas.	(5,364)

205,000 USD	3/20/2017	Agreement with Goldman & Sachs, dated 2/09/07 to receive 1.39% times the notional amount. The Fund makes payment only upon default GMAC LLC.	(28,996)

145,000 USD	3/20/2012	Agreement with Morgan &Stanley, dated 2/09/07 to pay 0.52% times the notional amount. The Fund receives payment only upon default INCOLtd.	1,733

145,000 USD	3/20/2017	Agreement with Lehman Brothers, dated 2/13/07 to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of GMAC LLC.	(23,522)

135,000 USD	3/20/2017	Agreement with Morgan & Stanley, dated 2/15/07 to receive 0.92% times the notional amount. The Fund makes payment only upon default Vale Overseas.	(5,802)

135,000 USD	3/20/2017	Agreement with Morgan & Stanley, dated 2/15/07 to pay .52% times notional amount. The Fund receives payment only upon a default event of CVRD INCO Limited.	1,614

1,635,000 EUR	5/13/2013	Agreement with Morgan & Stanley, dated 5/11/07 to receive 3.00% times notional amount. The Fund makes payment only upon a default event of MOS Gisad CDS.	(30,058)

140,000 USD	6/20/2011	Agreement with Morgan Stanley & Co., dated 5/16/07 to receive 0.95% times notional amount. The Fund makes payment only upon a default event of Dean Foods Company.	(7,007)

140,000 USD	6/20/2011	Agreement with Morgan Stanley & Co., dated 5/17/07 to receive 1.03% times notional amount. The Fund makes payment only upon a default event of Dean Foods Company.	(10,367)

140,000 USD	6/20/2011	Agreement with Morgan Stanley & Co., dated 5/17/07 to receive 1.06% times notional amount. The Fund makes payment only upon a default event of Dean Foods Company.	(10,229)

80,000 USD	6/20/2011	Agreement with Credit Suisse International, dated 5/31/2007, to receive 1.02% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Company.	(4,784)

190,000 USD	6/20/2011	Agreement with Credit Suisse International, dated 5/31/2007, to receive 1.02% times the notional amount. The Fund makes payment only upon a default event of Constellation Brands, Inc.	(10,394)

75,000 USD	6/20/2011	Agreement with Credit Suisse International, dated 6/01/2007, to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Company.	(4,534)

144,000 USD	6/20/2011	Agreement with Citibank, N.A., New York, dated 6/01/2007, to receive 0.72% times the notional amount. The Fund makes payment only upon a default event of El Paso Corporation.	(7,500)

69,000 USD	6/20/2011	Agreement with Credit Suisse International, dated 6/01/2007, to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of Constellation Brands, Inc.	(3,809)

216,000 USD	6/20/2011	Agreement with Lehman Brothers Special Financing, dated 6/01/2007, to receive 0.73% times the notional amount. The Fund makes payment only upon a default event of El Paso Corporation.	(11,948)

145,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/01/2007, to receive 1.53% times the notional amount. The Fund makes payment only upon a default event of TXU Corporation.	(13,100)

70,000 USD	6/20/2011	Agreement with Credit Suisse International, dated 6/05/2007, to receive 0.74% times the notional amount. The Fund makes payment only upon a default event of El Paso Corporation.	(3,533)

1,650,000 USD	6/20/2012	Agreement with Barclays Bank PLC, dated 6/26/2007, to pay 1.25% times the notional amount. The Fund receives payment only upon a default event of CDX EM.	43,317

145,000 USD	6/20/2011	Agreement with Credit Suisse International, dated 6/06/2007, to receive 1.53% times the notional amount. The Fund makes payment only upon a default event of TXU Corporation.	(12,897)

70,000 USD	6/20/2011	Agreement with JP Morgan Chase Bank, dated 6/06/2007, to receive 1.05% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Company.	(5,140)

105,000 USD	12/20/2008	Agreement with Deutsche Bank, dated 5/03/2007, to pay 2.55% times the notional amount. The Fund receives payment only upon a default event of General Motors Corporation.	2,776

150,000 USD	6/20/2011	Agreement with Lehman Brothers, dated 6/07/2007, to receive 1.00% times the notional amount. The Fund makes payment only upon a default event of Constellation Brands.	(8,944)

1,650,000 USD	6/20/2012	Agreement with Morgan Stanley & Co., dated 6/11/2007, to pay 1.25% times the notional amount. The Fund receives payment only upon a default event of CDX EM.	43,446

1,660,000 USD	6/20/2017	Agreement with Goldman Sachs International, dated 6/12/2007, to receive 0.60% times the notional amount. The Fund makes payment only upon a default event of CDX NA.	(48,052)

140,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/08/2007, to receive 1.58% times the notional amount. The Fund makes payment only upon a default event of TXU Corporation.	(12,421)

130,000 USD	6/20/2011	Agreement with Citibank, N.A., New York, dated 6/08/2007, to receive 0.78% times the notional amount. The Fund makes payment only upon a default event of El Paso Corporation.	(6,507)

75,000 USD	6/20/2011	Agreement with Credit Suisse International, dated 6/11/2007, to receive 0.77% times the notional amount. The Fund makes payment only upon a default event of El Paso Corporation.	(3,732)

1,270,000 BRL	1/4/2010	Agreement with J. Aron & Co., dated 8/02/06 to receive the notional amount multiplied by 14.89% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	(9,976)

195,000 USD	3/20/2012	Agreement with Credit Suisse International, dated 3/09/2007, to receive 2.55% times the notional amount. The Fund makes payment only upon a default event of Ford Motor Credit Company.	(10,614)

75,000 USD	6/20/2008	Agreement with Lehman Brothers Special Financing, dated 5/05/2007, to receive 2.33% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes USA, Inc.	(7,731)

190,000 USD	6/20/2011	Agreement with J.P. Morgan Chase Bank, dated 6/12/2007, to receive 1.08% times the notional amount. The Fund makes payment only upon a default event of Dean Foods Company.	(13,753)

1,660,000 USD	6/20/2017	Agreement with Goldman Sachs International, dated 6/21/2007, to receive 0.60% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG 8.	(48,052)

830,000 USD	6/20/2017	Agreement with Goldman Sachs International, dated 6/25/2007, to pay 1.35% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG 8.	95,586

390,000 USD	6/20/2017	Agreement with Morgan Stanley & Co., dated 6/09/2007, to receive 1.04% times the notional amount. The Fund makes payment only upon a default event of Republic Peru.	(16,002)

830,000 USD	6/20/2017	Agreement with Goldman Sachs International, dated 6/21/2007, to pay 1.30% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG8.	92,549

145,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/12/2007, to receive 1.59% times the notional amount. The Fund makes payment only upon a default event of TXU Corporation.	(12,818)

140,000 USD	6/20/2011	Agreement with Barclays Bank PLC, dated 6/12/2007, to receive 1.01% times the notional amount. The Fund makes payment only upon a default event of Constellation Brands.	(5,914)

1,660,000 USD	6/20/2017	Agreement with Goldman Sachs International, dated 6/19/2007, to pay 1.415% times the notional amount. The Fund receives payment only upon a default event of CDX.NA.IG 8.	177,389

3,320,000 USD	6/20/2017	Agreement with Goldman Sachs, dated 6/20/2007, to receive 0.60% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG 8.	(96,261)

75,000 USD	6/20/2011	Agreement with Credit Suisse International, dated 6/14/2007, to receive 1.61% times the notional amount. The Fund makes payment only upon a default event of TXU Corporation.	(6,523)

125,000 USD	6/20/2011	Agreement with Barclays Bank PLC, dated 6/14/2007, to receive 1.03% times the notional amount. The Fund makes payment only upon a default event of Constellation Brands.	(5,195)

180,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/14/2007, to receive 1.62% times the notional amount. The Fund makes payment only upon a default event of TXU Corporation.	(15,737)

330,000 EUR	6/20/2017	Agreement with Lehman Brothers Special Financing, dated 6/19/2007, to pay 2.30% times the notional amount. The Fund receives payment only upon a default event of Itraxx Europe Crossover Series 7 Version 1.	53,442

2,590,000 USD	6/20/2012	Agreement with Lehman Brothers Special Financing, dated 6/19/2007, to receive 0.35% times the notional amount. The Fund makes payment only upon a default event of CDX.NA.IG 8.	(38,763)

70,000 USD	6/20/2011	Agreement with Lehman Brothers Special Financing, dated 6/18/2007, to receive 0.80% times the notional amount. The Fund makes payment only upon a default event of El Paso Corporation.	(3,704)

205,000 USD	6/20/2011	Agreement with Merrill Lynch International, dated 6/16/2007, to receive 2.06% times the notional amount. The Fund makes payment only upon a default event of TXU Corporation.	(14,983)

130,000 USD	6/20/2011	Agreement with Citibank, N.A., New York, dated 6/19/2007, to receive 0.82% times the notional amount. The Fund makes payment only upon a default event of El Paso Corporation.	(6,331)

465,000 USD	6/20/2017	Agreement with UBS AG, dated 6/20/2007, to receive 1.45% times the notional amount. The Fund makes payment only upon a default event of Republic the Philippines.	(43,181)

150,000 USD	9/20/2012	Agreement with Lehman Brothers Special Financing, dated 6/21/2007, to receive 1.20% times the notional amount. The Fund makes payment only upon a default event of The Mosaic Company.	(7,582)

70,000 USD	9/20/2011	Agreement with Credit Suisse International, dated 6/22/2007, to receive 3.20% times the notional amount. The Fund makes payment only upon a default event of Freescale Semiconductor, Inc.	(6,150)

70,000 USD	9/20/2012	Agreement with Credit Suisse International, dated 6/22/2007, to receive 4.00% times the notional amount. The Fund makes payment only upon a default event of NXP B.V.	(8,025)

200,000 USD	9/20/2011	Agreement with Lehman Brothers Special Financing, dated 6/22/2007, to receive 2.15% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(15,089)

100,000 USD	9/20/2011	Agreement with Merrill Lynch International, dated 6/22/2007, to receive 2.05% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(5,818)

75,000 USD	9/20/2012	Agreement with J.P. Morgan Chase Bank, dated 6/25/2007, to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of the Mosaic Company.	(2,857)

45,000 USD	9/20/2012	Agreement with Credit Suisse International, dated 6/25/2007, to receive 4.08% times the notional amount. The Fund makes payment only upon a default event of NXP B.V.	(5,089)

100,000 USD	9/20/2011	Agreement with Lehman Brothers Special Financing, dated 6/26/2007, to receive 3.55% times the notional amount. The Fund makes payment only upon a default event of Freescale Semiconductor, Inc.	(8,247)

75,000 USD	9/20/2011	Agreement with Credit Suisse International, dated 6/26/2007, to receive 3.60% times the notional amount. The Fund makes payment only upon a default event of Freescale Semiconductor, Inc.	(5,632)

45,000 USD	9/20/2012	Agreement with Merrill Lynch International, dated 6/26/2007, to receive 1.20% times the notional amount. The Fund makes payment only upon a default event of Peabody Energy Corporation.	(472)

70,000 USD	9/20/2012	Agreement with J.P. Morgan Chase Bank, dated 6/26/2007, to receive 1.50% times the notional amount. The Fund makes payment only upon a default event of the Mosaic Company.	(2,222)

70,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 6/26/2007, to receive 1.50% times the notional amount. The Fund makes payment only upon a default event of the Mosaic Company.	(2,460)

85,000 USD	9/20/2008	Agreement with J.P. Morgan Chase Bank, dated 6/26/2007, to receive 1.40% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corporation.	(1,353)

80,000 USD	9/20/2011	Agreement with Lehman Brothers Special Financing, dated 6/26/2007, to receive 2.50% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(5,099)

45,000 USD	9/20/2012	Agreement with Credit Suisse International, dated 6/26/2007, to receive 4.40% times the notional amount. The Fund makes payment only upon a default event of NXP B.V.	(4,515)

45,000 USD	9/20/2011	Agreement with Credit Suisse International, dated 6/26/2007, to receive 3.50% times the notional amount. The Fund makes payment only upon a default event of Freescale Semiconductor, Inc.	(3,522)

105,000 USD	9/20/2012	Agreement with Lehman Brothers Special Financing, dated 6/27/2007, to receive 4.15% times the notional amount. The Fund makes payment only upon a default event of NXP B.V.	(9,719)

130,000 USD	3/20/2012	Agreement with Morgan Stanley Capital Services, Inc., dated 6/27/2007, to receive 1.77% times the notional amount. The Fund makes payment only upon a default event of Smithfield Foods, Inc.	(7,112)

150,000 USD	9/20/2011	Agreement with Goldman Sachs Capital Markets L.P., dated 6/27/2007, to receive 3.60% times the notional amount. The Fund makes payment only upon a default event of Freescale Semiconductor, Inc.	(8,749)

70,000 USD	9/20/2011	Agreement with Citibank, N.A, New York, dated 6/27/2007, to receive 2.45% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(3,752)

75,000 USD	9/20/2008	Agreement with Lehman Brothers Special Financing, dated 6/27/2007, to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corporation.	(1,875)

180,000 USD	9/20/2008	Agreement with Goldman Sachs Capital Markets LP, dated 6/27/2007, to receive 2.65% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corporation.	(18,051)

180,000 USD	9/20/2011	Agreement with Citibank, N.A, New York, dated 6/28/2007, to receive 2.60% times the notional amount. The Fund makes payment only upon a default event of Reliant Energy, Inc.	(8,729)

150,000 USD	9/20/2007	Agreement with Lehman Brothers Special Financing, Inc., dated 6/28/2007, to receive 1.85% times the notional amount. The Fund makes payment only upon a default event of Toys "R" Us, Inc.	(4,369)

75,000 USD	9/20/2011	Agreement with Goldman Sachs Capital Markets LP, dated 6/29/2007, to receive 3.75% times the notional amount. The Fund makes payment only upon a default event of Freescale Semiconductor, Inc.	(4,010)

150,000 USD	9/20/2008	Agreement with Goldman Sachs Capital Markets LP, dated 6/29/2007, to receive 4.80% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes USA, Inc.	(11,920)

45,000 USD	9/20/2011	Agreement with Goldman Sachs Capital Markets LP, dated 6/29/2007, to receive 3.70% times the notional amount. The Fund makes payment only upon a default event of Freescale Semiconductor, Inc.	(2,479)

150,000 USD	9/20/2008	Agreement with Barclays Bank PLC, dated 6/29/2007, to receive 4.70% times the notional amount. The Fund makes payment only upon a default event of Beazer Homes USA, Inc.	(9,858)

75,000 USD	9/20/2012	Agreement with Lehman Brothers Special Financing, Inc., dated 6/29/2007, to receive 4.45% times the notional amount. The Fund makes payment only upon a default event of NXP B.V.	(6,128)

185,000 USD	9/20/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 6/30/2007, to receive 1.35% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corporation.	(4,612)

45,000 USD	9/20/2012	Agreement with CitiBank, N.A., dated 7/03/07 to receive 4.50% times notional amount. The Fund makes payment only upon a default event of NXP B.V.	(3,325)

155,000 USD	9/20/2012	Agreement with J.P. Morgan Chase Bank, dated 7/03/2007, to receive 1.50% times the notional amount. The Fund makes payment only upon a default event of the Mosaic Company.	(4,920)

170,000 USD	9/22/2008	Agreement with J.P. Morgan Chase Bank, dated 7/03/2007, to receive 2.38% times the notional amount. The Fund makes payment only upon a default event of Dole Food Company, Inc.	(1,801)

70,000 USD	9/22/2008	Agreement with J.P. Morgan Chase Bank, dated 7/03/2007, to receive 1.92% times the notional amount. The Fund makes payment only upon a default event of Toys "R" Us, Inc.	(1,323)

10,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/04/2007, to receive 1.45% times the notional amount. The Fund makes payment only upon a default event of Rite Aid Corporation.	(239)

200,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/05/2007, to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of Toys "R" Us, Inc.	(5,600)

70,000 USD	9/20/2012	Agreement with UBS AG., dated 7/12/2007, to receive 1.78% times the notional amount. The Fund makes payment only upon a default event of The Mosaic Company.	(1,499)

150,000 USD	9/22/2008	Agreement with Credit Suisse International, dated 7/12/07 to receive 1.40% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(3,725)

35,000 USD	9/20/2022	Agreement with Morgan Stanley Capital Services, Inc., dated 7/13/07 to receive 4.95% times notional amount. The Fund makes payment only upon a default event of NXP B.V.	(2,070)

150,000 USD	9/22/2008	Agreement with Goldman Sachs Capital Markets LP, dated 7/14/07 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(2,261)

210,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/18/2007, to receive 4.22% times the notional amount. The Fund makes payment only upon a default event of K. Hovnanian Enterprises, Inc.	(7,359)

65,000 USD	9/20/2012	Agreement with Credit Suisse International, dated 7/19/2007, to receive 5.25% times the notional amount. The Fund makes payment only upon a default event of NXP B.V.	(4,545)

30,000 USD	5/25/2046	Agreement with Goldman Sachs Capital Markets LP, dated 7/25/07 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2	(3,600)

30,000 USD	5/25/2046	Agreement with Morgan Stanley Capital Services, Inc., dated 7/25/07 to receive 0.17% times notional amount. The Fund makes payment only upon a default event of ABX.HE.AA.06-2	(3,647)

145,000 USD	9/22/2008	Agreement with Credit Suisse International, dated 7/20/07 to receive 1.60% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(3,289)

90,000 USD	9/22/2008	Agreement with Credit Suisse International, dated 7/20/07 to receive 2.80% times notional amount. The Fund makes payment only upon a default event of Toys "R" US, Inc.	(1,077)

165,000 USD	9/20/2012	Agreement with Lehman Brothers Special Financing, Inc., dated 7/24/2007, to receive 5.95% times the notional amount. The Fund makes payment only upon a default event of NXP B.V.	(4,526)

150,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/25/2007, to receive 3.20% times the notional amount. The Fund makes payment only upon a default event of Dole Food Company, Inc.	(3,092)

45,000 USD	9/22/2008	Agreement with CitiBank, N.A. New York, dated 7/25/07 to receive 2.05% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	(353)

160,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/26/07 to receive 2.20% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(3,010)

260,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/26/07 to receive 5.22% times notional amount. The Fund makes payment only upon a default event of Six Flags, Inc.	(5,614)

120,000 USD	6/20/2011	Agreement with Goldman Sachs Capital Markets LP., dated 7/26/07 to receive 1.9% times notional amount. The Fund makes payment only upon a default event of Constellation Brands, Inc.	(1,995)

150,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/26/07 to receive 2.75% times notional amount. The Fund makes payment only upon a default event of First Data Corporation.	(3,068)

70,000 USD	9/20/2011	Agreement with Lehman Brothers Special Financing, Inc., dated 7/07/07 to receive 3.72% times notional amount. The Fund makes payment only upon a default event of FreeScale Semiconductor, Inc.	(5,215)

145,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/09/07 to receive 1.15% times notional amount. The Fund makes payment only upon a default event of Arvinmeritor, Inc.	(4,336)

210,000 USD	9/20/2011	Agreement with Goldman Sachs Capital Markets LP., dated 7/10/07 to receive 3.85% times notional amount. The Fund makes payment only upon a default event of FreeScale Semiconductor, Inc.	(10,547)

220,000 USD	9/20/2012	Agreement with CitiBank, N.A. New York, dated 7/10/07 to receive 4.65% times notional amount. The Fund makes payment only upon a default event of NXP B.V.	(15,043)

220,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/11/07 to receive 5.40% times notional amount. The Fund makes payment only upon a default event of Beazer Homes USA, Inc.	(18,997)

85,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/27/07 to receive 4.30% times notional amount. The Fund makes payment only upon a default event of Toys "R" US, Inc.	(249)

150,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/27/07 to receive 3.50% times notional amount. The Fund makes payment only upon a default event of First Data Corporation.	(758)

150,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/27/07 to receive 3.70% times notional amount. The Fund makes payment only upon a default event of Lear Corporation.	130

50,000 USD	9/22/2008	Agreement with Goldman Sachs Capital Markets LP., dated 7/27/07 to receive 2.65% times notional amount. The Fund makes payment only upon a default event of Amkor Technology, Inc.	(135)

75,000 USD	9/20/2012	Agreement with CitiBank, N.A., dated 7/30/07 to receive 6.00% times notional amount. The Fund makes payment only upon a default event of HCA, Inc.	848

11,000 USD	9/22/2008	Agreement with Lehman Brothers Special Financing, Inc., dated 7/30/07 to receive 5.25% times notional amount. The Fund makes payment only upon a default event of Dole Food Company, Inc.	(3)

450,000 USD	9/22/2008	Agreement with Morgan Stanley Capital Services, Inc., dated 7/30/07 to receive 6.17% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	11,636

220,000 USD	9/20/2012	Agreement with CitiBank, N.A., dated 7/31/07 to receive 2.10% times notional amount. The Fund makes payment only upon a default event of Republic Indonesia.	(13)

1,550,000 USD	9/22/2008	Agreement with Morgan Stanley Capital Services, Inc., dated 7/31/07 to receive 6.25% times notional amount. The Fund makes payment only upon a default event of Residential Capital, LLC.	(27)

Interest Rate Swaps
211,000,000 KZT	6/29/2012	Agreement with Morgan Stanley & Co., dated 6/29/2007 to pay 8.25% the notional amount and to receive the notional times 3 month KZT Prime Rate.	(32,886)

5,900,000 BRL	1/02/2012	Agreement with Goldman Sachs & Co., dated 7/10/07 to receive the notional amount multiplied by 10.67% and to pay the notional amount floating rate by the BZD1 Index.	(50,137)

43,650,000 RUB	2/18/2013	Agreement with Morgan Stanley, dated 2/22/07 to receive the notional amount multiplied by 7.75% and to pay the notional amount multiplied by the 3 Month Floating Rate USD LIBOR-BBA.	12,163

505,000 TRY	2/27/2012	Agreement with Credit Suisse Securities LLC, dated 2/26/07 to receive the notional amount multiplied by 16.75% and to pay the notional amount multiplied by the 3 Month Floating Rate LIBOR- BBA.	51,755

930,000 BRL	1/2/2015	Agreement with J. Aron & Co., dated 2/08/07 to receive the notional amount multiplied by 12.29% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	18,712

2,030,000 BRL	1/2/2015	Agreement with J. Aron & Co., dated 2/07/07 to receive the notional amount multiplied by 12.26% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	101,581

300,000 TRY	2/9/2012	Agreement with Credit Suisse Securities LLC, dated 2/09/07 to receive the notional amount multiplied by 17.30% and to pay the notional amount multiplied by 3 Month the Floating Rate LIBOR-BBA.	25,024

3,130,000 MXN	12/17/2026	Agreement with Credit Suisse Securities LLC, dated 1/11/07 to receive the notional amount multiplied by 8.30% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-Banxico.	1,168

310,000 TRY	2/6/2012	Agreement with Merrill Lynch & Co., dated 2/06/07 to receive the notional amount multiplied by 17.10% and to pay the notional amount multiplied by the 3 Month Floating Rate LIBOR-BBA.	25,116

200,000 TRY	2/7/2012	Agreement with Credit Suisse Securities LLC, dated 2/07/07 to receive the notional amount multiplied by 17.25% and to pay the notional amount multiplied by the 3 Month Floating Rate LIBOR-BBA.	19,400

6,670,000 NOK	1/29/2010	Agreement with Barclay’s Capital, dated 1/29/07 to receive the notional amount multiplied by 5.385% and to pay the notional amount multiplied by the BAC.	(36,004)

810,000 EUR	1/29/2010	Agreement with Barclay’s Capital, dated 1/29/07 to pay the notional amount multiplied by 4.22% and to receive the notional amount multiplied by the BAC.	28,946

52,000,000 HUF	7/4/2011	Agreement with Deutsche Bank Capital Corp., dated 6/26/06 to pay the notional amount multiplied by 8.44% and receive protection on Hungary Forints.	1,865

1,210,000 BRL	1/2/2012	Agreement with JP Morgan Chase Bank, dated 9/19/06 to receive the notional amount multiplied by 13.91% and to pay the notional amount multiplied by the CDI.	45,917

1,300,000 MXN	9/16/2026	Agreement with J. Aron & Co., dated 10/11/06 to receive the notional amount multiplied by 9.33% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-FX Index.	12,460

3,070,000 MXN	8/27/2026	Agreement with Goldman Sachs & Co., dated 9/21/06 to receive the notional amount multiplied by 9.15% and to pay the notional amount multiplied by the Floating Rate MXN-TIIE-FX Index.	24,364

610,000 BRL	1/02/2012	Agreement with Goldman Sachs & Co., dated 9/20/06 to receive the notional amount multiplied by 14.05% and to pay the notional amount multiplied by the BRR-CDI-Compounded Index.	17,708

610,000 BRL	1/02/2012	Agreement with JP Morgan Chase Bank, dated 9/20/06 to receive the notional amount multiplied by 14.00% and to pay the notional amount multiplied by the CDI.	21,499

5,740,000 ZAR	6/23/2008	Agreement with JP Morgan, dated 6/21/06 to pay the notional amount multiplied by 8.29% and to receive the notional amount multiplied by the 3 month Floating Rate LIBOR.	12,682

10,600,000 TWD	6/27/2011	Agreement with Citigroup, dated 6/26/06 to pay the notional amount multiplied by 2.32% and to receive protection on Taiwan New Dollars.	5,371

1,570,000 MXN	8/31/2020	Agreement with J. Aron & Co., dated 9/20/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	13,716

4,700,000 MXN	8/26/2025	Agreement with J. Aron & Co, dated 9/21/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	27,586

3,120,000 MXN	8/28/2025	Agreement with J. Aron & Co, dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	33,972

80,000 PLN	3/24/2010	Agreement with Citigroup, dated 3/24/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	(34)

128,000 PLN	3/24/2010	Agreement with Citigroup, dated 3/25/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate WIBO Index.	(20)

5,399,800 USD	5/13/2015	Agreement with Deutsche Bank, dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 Month Floating Rate LIBOR.	97,271

385,000 PLN	7/1/2010	Agreement with First Boston Corp., dated 6/29/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	(1,263)

2,670,000 MXN	7/9/2015	Agreement with First Boston Corp., dated 7/21/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	26,608

1,110,000 BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/8/06 to receive the notional amount multiplied by 12.92% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	77,569

330,000 BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/11/06 to receive the notional amount multiplied by 12.84% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	21,996

560,000 BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/12/06 to receive the notional amount multiplied by 12.87% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	37,949

1,110,000 BRL	1/4/2010	Agreement with Goldman Sachs & Co., dated 12/11/06 to receive the notional amount multiplied by 12.67% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	26,122

1,300,000 BRL	1/4/2010	Agreement with Goldman Sachs & Co., dated 12/13/06 to receive the notional amount multiplied by 12.61% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	(25,921)

730,000 BRL	1/2/2014	Agreement with Goldman Sachs & Co., dated 12/13/06 to receive the notional amount multiplied by 12.73% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	45,480

2,700,000 BRL	1/2/2012	Agreement with JP Morgan Chase, dated 12/28/06 to receive the notional amount multiplied by 12.38% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index	91,643

2,700,000 BRL	1/2/2012	Agreement with Goldman Sachs & Co., dated 12/28/06 to receive the notional amount multiplied by 12.39% and to pay the notional amount multiplied by the Floating Rate BRR-CDI-Compounded index.	(79,862)

8,600,000 MXN	2/5/2016	Agreement with J. Aron & Co., dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	24,261

360,000 MXN	6/14/2015	Agreement with Goldman Sachs, dated 6/15/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the Floating Rate MXIBTIIE Index.	4,062

270,000 USD	6/23/2015	Agreement with Deutsche Bank, dated 6/23/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 Month Floating Rate LIBOR.	44,739

1,340,000 PLN	7/5/2010	Agreement with Lehman Brothers, dated 6/30/05 to receive the notional amount multiplied by 4.53% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	5,055

60,000 USD	5/25/2046	Agreement with Morgan Stanley & Co., dated 8/02/07 to pay the notional amount multiplied by .17% and to receive the notional amount multiplied by the Floating Rate ABX.HE.AA Index.	(7,301)

2,900,000 CNY	2/16/2017	Agreement with Goldman Sachs, dated 2/15/12 to pay the notional amount multiplied by 4.00% and to receive the notional amount multiplied by the Floating Rate 7 day Repo Index.	24,409

820,000 EUR	5/3/2010	Agreement with Goldman Sachs, dated 5/02/08 to pay the notional amount multiplied by 4.4155% and to receive the notional amount multiplied by the EURIBOR Index.	5,662

6,600,000 NOK	5/3/2010	Agreement with Goldman Sachs, dated 5/02/08 to receive the notional amount multiplied by 5.47% and to pay the notional amount multiplied by the NIBOR Index.	(7,680)

Total Return Swaps
920,000 USD	11/1/2007	Agreement with Lehman Brothers, dated 5/04/07 to receive the monthly payment based on the spread of the Lehman Brothers CMBS AAA .85 Index multiplied by the notional amount if positive and to pay the absolute value of the spread if negative.	(20,014)

7 USD	10/9/2007	Agreement with Goldman Sachs & Co., dated 1/3/07 to pay the monthly return on the USD- LIBOR multiplied by the notional amount and to receive the total return the NDDUBE Index.	(3,634)

8,340,000 USD	6/12/2017	Agreement with Merrill Lynch Capital Services, dated 6/11/07 to pay 4.66% times the notional amount and receive the notional times the floating rate on the Constant Maturity Option.	219,594

7 USD	10/9/2007	Agreement with Goldman Sachs & Co., dated 6/06/07 to receive the monthly return on the USD- LIBOR BBA multiplied by the notional amount and to pay the total return of the MSCI US Market Index.	(3,634)

400,000 USD	11/1/2007	Agreement with Deutsche Bank, dated 5/04/07 to receive the monthly payment based on the spread the Lehman Brothers CMBS AAA .275 Index multiplied by the notional amount if positive and to pay the absolute value the spread if negative.	(8,615)

13 BRL	8/15/2007	Agreement with Goldman Sachs & Co, dated 6/11/07 to with respect to the Bovespa Index Futures contracts where by the Fund receives or makes payments based on the total return of the Bovespa Index.	13,903

850,000 USD	9/4/2007	Agreement with Goldman & Sachs, dated 3/01/07 to receive the monthly payment based on the spread the Lehman Brothers CMBS AAA .15 Index multiplied by the notional amount if positive and to pay the absolute value the spread if negative.	(10,105)

23 USD	10/9/2007	Agreement with Goldman Sachs & Co., dated 1/3/07 to pay the monthly return on the USD- LIBOR multiplied by the notional amount and to receive the total return the MSCI US Market Index.	(11,941)

5 CHF	9/20/2007	Agreement with Goldman Sachs & Co., dated 6/18/07 with respect to Swiss Market Index 07 futures contracts where by the fund receives or makes payments based on the total return the Swiss Market Index.	12,412

11,449 EUR	10/9/2007	Agreement with Morgan Stanley Capital Services, dated 4/10/07 where by the Fund receives or makes payments based on a custom basket EUR equities.	(89,859)

8,502 USD	7/9/2008	Agreement with Goldman Sachs & Co., dated 7/8/07 to pay the monthly return on the USD- LIBOR-BBA multiplied by the notional amount and to receive the total return on a custombasket US equities.	(60,610)

34,890 USD	7/9/2008	Agreement with Goldman Sachs & Co., dated 7/9/07 to pay the monthly return on the USD- LIBOR-BBA multiplied by the notional amount and to receive the total return on a custombasket US equities.	(248,821)

57,944 GBP	5/2/2008	Agreement with Citibank N.A, dated 7/6/07 to pay the monthly return on the GBP-LIBOR-BBA multiplied by the notional amount and to receive the total return on a custom basket UK equities.	22,513

300,000 USD	1/31/2008	Agreement with Morgan Stanley & Co., dated 7/26/07 to receive the monthly payment based on the spread the Lehman Brothers CMBS AAA .85 Index multiplied by the notional amount if positive and to pay the absolute value the spread if negative.	(69)

68 INR	8/30/2007	Agreement with Goldman Sachs, dated 8/01/07 with respect o INDF/NSE Nifty Index Futures contracts where by the Fund receives or makes payments based on the total return of the INDF/NSE Nifty Index.	(30,646)
			$(873,307)

Balanced Fund Credit Default Swaps
200,000 USD	12/20/2009	Agreement with Barclays Bank PLC, dated 12/15/05 to pay 0.55% times the notional amount. The Fund receives payment only upon a default event of Cox Communications, Inc. Note.	(1,627)

1,100,000 USD	10/12/2052	Agreement with Goldman Sachs, dated 3/7/06 to pay 0.35% times the notional amount. The Fund receives payment only upon a default event of Lehman Brothers CMBX Index NA.A.1.	32,732

180,000 USD	6/20/2016	Agreement with CSFB International, dated 8/9/06, to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Marriot International, Inc.	1,475

75,000 USD	9/20/2011	Agreement with Goldman Sachs International, dated 8/25/06, to pay 0.53% times the notional amount. The Fund receives payment only upon a default event United Mexican States.	(10)

180,000 USD	9/20/2014	Agreement with Bank of America, dated 11/11/06 to pay 0.28% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc.	6,914

160,000 USD	6/20/2017	Agreement with Bear Stearns Bank PLC, dated 3/22/07 to pay 1.08% times the notional amount. The Fund makes payment only upon a default event of Brunswick Corporation Notes.	1,794

140,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/05/07 to pay 0.85% times the notional amount. The Fund receives payment only upon a default event of Sara Lee Corporation Debenture.	(316)

140,000 USD	6/20/2017	Agreement with Barclays Bank PLC, dated 5/09/07 to pay 0.22% times the notional amount. The Fund receives payment only upon a default event of Allstate Corporation Senior Debenture.	2,531

275,000 USD	9/20/2017	Agreement with Goldman Sachs, dated 7/13/07 to pay 0.66% times the notional amount. The Fund receives payment only upon a default event of Washington Mutual, Inc. Note.	4,506

150,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to receive 1.95% times the notional amount. The Fund makes payment only upon a default event of Windstream Corporation Senior Note.	3,503

150,000 USD	9/20/2012	Agreement with Barclays Bank PLC, dated 7/20/07 to pay 0.58% times the notional amount. The Fund receives payment only upon a default event of Centurytel, Inc. Senior Note.	197

2,450,000 USD	8/1/2007	Agreement with Goldman Sachs, dated 3/27/07 to pay 0.10% times the notional amount. The Fund receives payment only upon a default event of CMBX.NA.AAA.1.	45,806
			$97,505

BRL Brazilian Lira

CHF Swiss Franc

EUR Euro

GBP British Pound

HUF Hungarian Forint

INR Indian Rupee

JPY Japanese Yen

MXN Mexican Peso

PLN Polish Zloty

TWD Taiwan New Dollars

USD United States Dollar

ZAR South African Rand

Structured Notes

The Strategic Income Fund, the Short-Duration Bond Fund, the Core Bond Fund, the Diversified Bond Fund, the High Yield Fund and the Balanced Fund’s Core Bond Segment can buy “structured” notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be “structured” by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price. Inflation-Indexed

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3. Federal Income Tax Information

At July 31, 2007, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Short-Duration Bond Fund	$524,269,226	$502,167	$(4,254,547)	$(3,752,380)
Inflation-Protected Bond Fund	364,722,993	52,688	(14,646,816)	(14,594,128)
Core Bond Fund	1,939,202,233	7,823,168	(22,201,503)	(14,378,335)
Diversified Bond Fund	628,926,758	7,537,026	(11,174,725)	(3,637,699)
Strategic Income Fund	406,584,448	8,428,494	(6,791,103)	1,637,391
High Yield Fund	216,465,153	1,393,776	(6,517,742)	(5,123,966)
Balanced Fund	220,017,629	7,134,512	(5,113,668)	2,020,844
Value Fund	480,226,563	53,502,760	(18,879,241)	34,623,519
Enhanced Index Value Fund	450,533,094	13,108,228	(21,456,625)	(8,348,397)
Enhanced Index Value Fund II	162,518,711	7,822,060	(6,235,288)	1,586,772
Enhanced Index Core Equity Fund	68,282,564	3,043,019	(2,006,448)	1,036,571
Main Street Fund	336,773,547	35,036,998	(8,246,320)	26,790,678
Capital Appreciation Fund	1,017,323,563	187,174,132	(21,088,031)	166,086,101
Core Growth Fund	82,185,320	6,854,236	(1,991,802)	4,862,434
Enhanced Index Growth Fund	299,511,032	10,338,001	(8,460,167)	1,877,834
Discovery Value Fund	43,760,944	2,106,606	(1,973,857)	132,749
Small Capitalization Value Fund	135,346,507	14,730,562	(6,981,325)	7,749,237
Main Street Small Cap Fund	139,471,967	7,831,742	(8,136,150)	(304,408)
Small Company Opportunities Fund	474,967,205	43,838,473	(23,908,002)	19,930,471
Global Fund	655,909,538	188,926,412	(18,956,738)	169,969,674
International Equity Fund	907,194,537	442,687,157	(30,596,605)	412,090,552
Focused International Fund	53,909,807	8,413,834	(1,655,315)	6,758,519

Note: The aggregate cost for investments for the Money Market Fund as of July 31, 2007, is the same for financial reporting and Federal income tax purposes.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	9/24/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Frederick C. Castellani
Frederick C. Castellani, President and Principal Executive Officer

Date	9/24/07

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	9/24/07